                            [GRAPHIC APPEARS HERE]


                                  Global Fund
                              Global Equity Fund
                            Global Technology Fund
                              Global Biotech Fund
                               Global Bond Fund
                              U.S. Balanced Fund
                               U.S. Equity Fund
                          U.S. Large Cap Equity Fund
                          U.S. Large Cap Growth Fund
                          U.S. Small Cap Growth Fund
                                U.S. Bond Fund
                                High Yield Fund
                           International Equity Fund

                              Semi-Annual Report

                               December 31, 2000

                                             [LOGO OF BRINSON] The Brinson Funds

Trustees and Officers

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

               Trustees

               Walter E. Auch

               Andrew J. O'Reilly

               Frank K. Reilly, CFA

               Edward M. Roob


               Officers

               Frank K. Reilly, CFA
               Chairman of the Board

               Thomas J. Digenan, CFA, CPA
               President

               Carolyn M. Burke, CPA
               Vice President,
               Secretary and Treasurer

               David E. Floyd, CPA
               Assistant Secretary

               Mark F. Kemper
               Assistant Secretary

               Alanna N. Palmer
               Assistant Secretary

================================================================================

The Funds' Advisor -- Brinson Partners, Inc.

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now in 2001, nearly 500 focused investment specialists, located in all of the world's major financial centers, continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

We select investments for all of The Brinson Funds by focusing on long-term investment fundamentals within a framework of integrated capital markets. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgment of our global investment teams to construct optimal portfolios--balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of UBS Asset Management, the asset management division of UBS AG.

================================================================================

                               Table of Contents

--------------------------------------------------------------------------------

[LOGO OF BRINSON]


               To Our Shareholders..............................................................      4

               Global Economic and Market Highlights............................................      5

               U.S. Economic and Market Highlights..............................................      6

               Portfolio Managers' Commentary and Schedule of Investments

                    Global Fund.................................................................      7

                    Global Equity Fund..........................................................     17

                    Global Technology Fund......................................................     24

                    Global Biotech Fund.........................................................     28

                    Global Bond Fund............................................................     32

                    U.S. Balanced Fund..........................................................     38

                    U.S. Equity Fund............................................................     44

                    U.S. Large Cap Equity Fund..................................................     49

                    U.S. Large Cap Growth Fund..................................................     53

                    U.S. Small Cap Growth Fund..................................................     57

                    U.S. Bond Fund..............................................................     62

                    High Yield Fund.............................................................     68

                    International Equity Fund...................................................     75

               Statements of Assets and Liabilities.............................................     82

               Statements of Operations.........................................................     84

               Statement of Cash Flows..........................................................     86

               Statements of Changes in Net Assets..............................................     88

               Financial Highlights.............................................................     93

               Notes to Financial Statements....................................................    106

               Special Meeting of Shareholders..................................................    111

================================================================================

Shareholder Letter

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

February 26, 2001

Dear Shareholder:

If the first year of the new millennium is any indication, we are in for a wild ride in capital markets in the years ahead. The technology, media, and telecommunications (TMT) bubble burst as we had anticipated. This has paid big dividends for our clients. That we "stayed the course" on our key strategies reflects the continuity of our investment philosophy and our dedication to disciplined fundamental research.

Maintaining our focus was a critical element of our success in 2000. Our strategic positions involving the expected demise of the TMT sectors, the associated decline in equity markets, the underperformance of the very largest capitalization equities, and the year-end turnaround in the euro helped us to deliver the best performance results in our history relative to our predetermined benchmarks.

Our U.S. equity strategies outperformed benchmarks by the widest margins, helped in large part by stock selection decisions. Global and non-U.S. equity strategies benefited similarly. Fixed income returns were less dramatic but still quite positive for the year. Our dedication to our valuation disciplines helped us to weather some heavy crosscurrents in the global fixed income markets this year. Our multi-asset portfolios benefited from our positive results within the equity components, as well as the strategic tilt toward fixed income and away from many overheated equity markets. The evaporation of the euro's weakness in the closing months added further to our strong performance.

Throughout the year we also focused on enhancing our research efforts and broadening our investment capabilities. We continue to create and publish important industry-leading research. We are utilizing technology in new ways to enhance our investment decisions, and have in place one of the most robust approaches to risk management in the industry.

The year 2000 was an important turnaround year for us. Our goal in 2001 is to put an exclamation point on our performance -- a proof statement confirming our capabilities and talents. Our investment specialists are dedicated to being the best investment managers in the world covering the full, global capital market. Our breadth of capabilities in all major asset classes gives Brinson Funds investors many options for diversification. Whether you choose to invest in the highly specialized Global Technology or Global Biotech funds we launched in 2000, or you prefer a single fund that spreads risk across stocks and bonds in many industries and countries, the Brinson Funds can help you meet your long-term objectives.

We look forward to strengthening our relationship with you in 2001.

Sincerely,

/s/ Jeffrey J. Diermeier, CFA           /s/ Thomas J. Digenan, CFA, CPA

Jeffrey J. Diermeier, CFA               Thomas J. Digenan, CFA, CPA
Chief Investment Officer                President, The Brinson Funds

================================================================================

Global Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

The U.S. economy expanded at a 1.4% annual rate in the fourth quarter, the slowest pace in five years. The U.S. Federal Reserve subsequently cut the target rate on overnight loans to 5.5% amid fears of negative 2001 growth in the U.S. and worldwide.

Interest rates in the Eurozone held steady as little evidence presented itself that the U.S. slowdown is affecting Europe; December money supply growth was actually negative for the fourth consecutive month. Inflation also slowed to 2.6% year-on-year as oil prices declined and the euro appreciated against the world basket of currencies. Consensus forecasts for 2001 real GDP growth and consumer price inflation are 2.9% and 2.0%, respectively.

U.K. fourth quarter GDP grew at an annual rate of 1.2%, down from 2.8% in the third quarter and the smallest gain since the Asian crisis of 1998. The Bank of England members came within a single vote of raising interest rates, but the base rate remains at 6%, a level at which it has remained for the last eleven months. Unemployment has also held steady at 3.6%, and manufacturing confidence has reached a nine-month high, thanks to increased exports.

In Japan, unemployment remained at a high of 4.8% in December as industrial production grew by just 1.5%, less than expected for the sixth consecutive month. Nominal GDP has been declining since 1998, and revised real GDP statistics are expected to be negative for the third quarter and flat for the fourth. As a result, the yen fell to a 15-month low against the euro and an 18-month low against the U.S. dollar in mid-January.

Global Environment

                                                                         6 months    1 year    3 years    5 years
Major Markets                                                             ended      ended      ended      ended
Total Return in U.S. Dollars                                             12/31/00   12/31/00   12/31/00   12/31/00
-------------------------------------------------------------------------------------------------------------------
U.S. Equity                                                                -10.14%    -10.89%     10.76%     16.68%
International Equities (currency unhedged)                                 -10.80     -13.47       9.47       7.48
International Equities (currency hedged)                                    -6.58      -4.07      14.37      14.77
U.S. Bonds                                                                   7.38      11.59       6.35       6.45
International Bonds (currency unhedged)                                     -0.70      -2.64       2.87       1.64
International Bonds (currency hedged)                                        5.38       9.62       7.95       9.33
U.S. Cash Equivalents                                                        2.94       5.65       4.88       4.89
-------------------------------------------------------------------------------------------------------------------

                                                                         6 months    1 year    3 years    5 years
Major Currencies                                                          ended      ended      ended      ended
Percent Change Relative to U.S. Dollars                                  12/31/00   12/31/00   12/31/00   12/31/00
-------------------------------------------------------------------------------------------------------------------
Yen                                                                         -7.35%    -10.37%      4.42%     -2.01%
Pound                                                                       -1.32      -7.32      -3.17      -0.77
Euro                                                                        -2.06      -6.34      -4.83      -6.95
Canadian Dollar                                                             -1.35      -3.38      -1.60      -1.91
-------------------------------------------------------------------------------------------------------------------

All total returns in excess of 1 year are average annualized returns.

================================================================================

U.S. Economic and Market Highlights

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Real GDP increased at an annual rate of 1.4% in the fourth quarter of 2000, down from 2.2% in the third quarter. The increase would have been a full percentage point higher if not for the 24% decline in automobile production.

Manufacturing output led the way downward in December in declining by 1.1%, the worst month in a decade. Durable goods orders for computers and other equipment also fell by 1.4% to their lowest level in 2 years, and the NAPM factory index fell to its lowest level since March of 1991. The NAPM index is now below the `break-even' level between expansion and recession in the overall economy.

Although unemployment in December remained unchanged at 4.0%, consumer confidence plummeted 14.2 points to a level not seen since October of 1990. Retail sales also posted their largest decline in a decade, -2% during the fourth quarter.

The Federal Reserve responded by changing its bias in mid-December to economic weakness from inflation protection, and twice cut the overnight discount rate by half a percentage point in January, to its current level of 5.5%. Consensus forecasts of real GDP growth for 2001 remain optimistic at 2.6%, with moderate inflation of 2.7%.

The dollar lost ground to all developed-market currencies except the yen, led by its 7% fall against the euro in December. This depreciation did help narrow the trade gap to $33 billion, its second consecutive monthly decline.

U.S. Environment
--------------------------------------------------------------------------------

                                 Major Markets

                       One Year Ended December 31, 2000

                  Total Return

                                    [GRAPH]

                      U.S. Cash Equivalents         5.65
                      U.S. Bonds                   11.59
                      U.S. Equities               -10.89

                    Salomon U.S. Treasury Benchmark Returns

                       One Year Ended December 31, 2000

                                    [GRAPH]

                  Total Return

                               Maturity (Years)
                               1          7.10
                               2          7.63
                               5         11.58
                              10         14.45
                              30         19.99


                 Top Ten Industry Returns Relative to S&P 500

                       One Year Ended December 31, 2000

                                    [GRAPH]

                                                           0
                     Medical Services                 102.78
                     Drugs                             81.05
                     Energy Services                   70.67
                     Oil Services                      67.62
                     Tobacco                           60.38
                     Defenses & Aerospace              59.57
                     Securities & Asset Management     58.71
                     Medical Products                  51.34
                     Electric Utility                  42.76
                     Property/Casualty Insurance       39.59

                Bottom Ten Industry Returns Relative to S&P 500
                       One Year Ended December 31, 2000

                                    [GRAPH]

                     Internet                         -55.42
                     Wireless Telecom                 -38.14
                     Motor Vehicles & Parts           -31.32
                     Mining & Metals                  -29.61
                     Telephone                        -29.31
                     Entertainment                    -27.46
                     Department Stores                -24.32
                     Gold                             -22.87
                     Computer Hardware                -21.24
                     Media                            -16.14

================================================================================

Global Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its inception on August 31, 1992, the Brinson Global Fund Class I has provided an annualized return of 9.14%, compared to the 11.44% return of the Global Securities Markets Mutual Fund Index. The Fund's 2000 return of 6.52% substantially outpaced the benchmark return of -6.11%.

Global equities independent of currency effects fell over 8% over the course of the year, but these results were not evenly distributed. Hardest hit were technology shares and firms with any earnings weakness as equity investors engaged in a flight to quality. The poor equity performance not only rewarded the Fund's large equity underweights, but also proved to be a fruitful environment for security selection efforts. Emerging market equities fell even more significantly.

Global fixed income was up strongly yet again in 2000 on a fully hedged basis. Central banks maintained a bias toward tightening monetary policy for much of the year, with only the U.S. Federal Reserve breaking ranks in December as the likelihood of an economic soft landing decreased. Prices of inflation-linked bonds and agency securities outpaced their Treasury counterparts for the second consecutive year.

2000 was a strong year for security selection in the Fund, especially within North American and European equities. U.S. fixed income issue selection was also positive over the course of the year, as higher-quality agency and asset-backed securities performed well. Although the Wilshire 5000 has lost nearly a fifth of its value since its peak earlier in the year, leading us to halve our U.S. equity underweight, there is still a strong possibility of continued declines, and global equities continue to be managed defensively.

The market allocation of the Fund was also significantly positive, with the overweight to U.S. fixed income, primarily to Treasury Inflation Protected Securities (TIPS) the best decision. Smaller overweights to emerging market debt bonds denominated in euros also contributed. Developed fixed income has been reduced to fund the recent increase in equities, with the largest reduction to TIPS. Other U.S. fixed income is now neutral, and international fixed income is only slightly overweighted as a result.

Currency allocation was close to neutral for the year, with benefits from the underweights to the Japanese yen and the British pound mitigated by consistent weakness to the Australian and New Zealand dollars and mixed results for the European common currency. Although the euro found record lows in 2000, it rebounded smartly late in the year and remains the Fund's largest currency overweight. The Australian overweight remains, and has been augmented by a Canadian dollar overweight. Principal underweights to the Japanese yen and British pound continue.

================================================================================

Global Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

     Total Return

                                                  6 months          1 year           3 years          5 years       Inception*
                                                  ended             ended            ended            ended             to
                                                 12/31/00          12/31/00         12/31/00         12/31/00        12/31/00
------------------------------------------------------------------------------------------------------------------------------
Brinson Global Fund Class I                        5.77%            6.52%            5.40%              8.19%          9.14%
------------------------------------------------------------------------------------------------------------------------------
Brinson Global Fund Class N                        5.62             6.18             5.08                N/A           4.86
------------------------------------------------------------------------------------------------------------------------------
GSMI Mutual Fund Index**                          -5.72            -6.11             8.51              10.44          11.44
------------------------------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                   -10.86           -13.08            10.67              12.35          13.09
------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't. Bond Index       1.56             1.59             3.89               3.10           5.51
------------------------------------------------------------------------------------------------------------------------------

* Inception dates of the Brinson Global Fund Class I and Class N are 8/31/92 and 6/30/97, respectively. Performance inception date of each of the Indices is 8/31/92.

** An unmanaged index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI Global; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


 Illustration of an Assumed Investment of $1,000,000
-------------------------------------------------------------------------------

This chart shows the growth in the value of an investment in the Brinson Global Fund Class I, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Fund Class I vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index

Wealth Value with Dividends Reinvested

                                    [GRAPH]

              Brinson          GMSI            MSCI          Solomon
            Global Fund     Mutual Fund    World Equity    Smith Barney
Aug 92      $1,000,000      $1,000,000      $1,000,000      $1,000,000
Dec 93      $1,148,054      $1,179,801      $1,216,971      $1,101,932
Dec 94      $1,126,372      $1,196,582      $1,283,697      $1,127,585
Dec 95      $1,398,239      $1,500,615      $1,557,008      $1,342,275
Dec 96      $1,770,868      $1,930,073      $2,056,062      $1,394,399
Dec 97      $1,918,264      $2,247,617      $2,562,162      $1,607,603
Dec 98      $1,946,875      $2,626,332      $3,205,905      $1,539,087
Dec 00      $2,073,474      $2,465,906      $2,786,564      $1,563,630

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Asset Allocation

As of December 31, 2000 (Unaudited)
                                                            Current
                                            Benchmark      Strategy
-------------------------------------------------------------------
U.S. Equities                                 40.0%          30.5%
International Equities                        22.0           16.5
Emerging Markets Equities                      3.0            4.5
Dollar Bonds                                  21.0           29.5
High Yield Bonds                               3.0            6.5
International Bonds                            9.0            9.0
Emerging Markets Debt                          2.0            3.5
Cash Equivalents                               0.0            0.0
------------------------------------------------------------------
                                             100.0%         100.0%

Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)

                                                        Percent of
                                                        Net Assets
------------------------------------------------------------------
 1. Allergan, Inc.                                           1.33%
 2. Burlington Northern Santa Fe Corp.                       1.28
 3. Wells Fargo & Co.                                        1.10
 4. Electronic Data Systems Corp.                            0.97
 5. FedEx Corp.                                              0.95
 6. Freddie Mac                                              0.90
 7. Masco Corp.                                              0.84
 8. CIGNA Corp.                                              0.79
 9. First Data Corp.                                         0.78
10. Alza Corp.                                               0.77
------------------------------------------------------------------

Currency Allocation

As of December 31, 2000 (Unaudited)

                                                                     Current
                                                      Benchmark     Strategy
----------------------------------------------------------------------------
U.S.                                                    66.0%        53.9%
Japan                                                    7.9          0.9
U.K.                                                     5.1          0.0
Euro                                                    12.6         25.7
Other Europe                                             2.7          2.7
Canada                                                   1.4          5.4
Emerging Markets                                         3.0          4.5
Asia (Ex-Japan)                                          0.7          0.2
Australia/New Zealand                                    0.6          6.7
--------------------------------------------------------------------------
                                                       100.0%       100.0%

  Top Ten Fixed Income Holdings

As of December 31, 2000 (Unaudited)
                                                                Percent of
                                                                Net Assets
--------------------------------------------------------------------------
 1.  U.S. Treasury Inflation Indexed Note,
     3.875%, due 04/15/29                                            5.08%
 2.  U.S. Treasury Inflation Indexed Note,
     3.625%, due 04/15/28                                            2.39
 3.  Petro Geo Services FRN,
     7.186%, due 03/20/02                                            1.88
 4.  U.S. Treasury Note,
     5.625%, due 05/15/08                                            0.69
 5.  Government of Japan,
     3.100%, due 09/20/06                                            0.62
 6.  Government of France (OAT),
     4.000%, due 10/25/09                                            0.60
 7.  Buoni Poliennali Del Tes,
     6.750%, due 07/01/07                                            0.53
 8.  Government of Spain,
     3.250%, due 01/31/05                                            0.48
 9.  Government of Canada, Real Return Bond,
     4.250%, due 12/01/21                                            0.47
10.  Government of France (OAT),
     9.500%, due 01/25/01                                            0.44
--------------------------------------------------------------------------

================================================================================

Global Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

U.S. Equities
Energy....................................      0.79%
Capital Investment
 Capital Goods............................      1.65
 Electronic Components....................      2.74
                                              ------
                                                4.39

Basic Industries
 Chemicals................................      1.30
 Housing/Paper............................      0.87
 Metals...................................      0.84
                                              ------
                                                3.01

Computers
 Software.................................      0.63
 Systems..................................      0.66
                                              ------
                                                1.29

Consumer
 Autos/Durables...........................      0.86
 Food/House Products......................      1.08
 Health: Drugs............................      2.68
 Health: Non-Drugs........................      3.10
 Leisure/Tourism..........................      0.57
 Retail/Apparel...........................      2.35
 Non-Durables.............................      0.24
                                              ------
                                               10.88

Financial
 Banks....................................      3.31
 Non-Banks................................      2.85
                                              ------
                                                6.16

Telecommunications
 Equipment................................      0.14
 Services.................................      2.29
                                              ------
                                                2.43

Transportation............................      2.39
Services/Miscellaneous....................      2.65
U.S. Small Capitalization Equity..........      3.07
Utilities.................................      1.80
                                              ------
    Total U.S. Equities...................     38.86*

INTERNATIONAL Equities
 Aerospace and Military...................      0.02
 Airlines.................................      0.01
 Appliances & Household...................      0.36
 Autos/Durables...........................      0.39
 Banking..................................      1.68
 Beverages & Tobacco......................      0.49
 Broadcasting & Publishing................      0.79
 Building Materials.......................      0.35
 Business & Public Service................      0.26
 Chemicals................................      0.65
 Computer Software........................      0.01
 Construction.............................      0.06
 Data Processing..........................      0.23
 Electric Components......................      0.45
 Electronics..............................      0.33
 Energy...................................      1.04
 Financial Services.......................      0.81
 Food & House Products....................      0.80
 Forest Products..........................      0.10%
 Health:  Drugs...........................      0.75
 Health:  Non-Drugs.......................      0.51
 Industrial Components....................      0.20
 Insurance................................      0.74
 Leisure & Tourism........................      0.20
 Machinery & Engineering..................      0.26
 Merchandising............................      0.18
 Metals-Non Ferrous.......................      0.18
 Metals-Steel.............................      0.06
 Mining...................................      0.05
 Multi-Industry...........................      0.13
 Non-Durables.............................      0.03
 Real Estate..............................      0.26
 Recreation...............................      0.13
 Retail/Apparel...........................      0.01
 Telecommunications.......................      1.49
 Transportation...........................      0.44
 Utilities................................      0.61
 Wholesale & International Trade..........      0.03
                                              ------
      Total International Equities........     15.09

EMERGING MARKETS EQUITIES.................      4.03
                                              ------

TOTAL EQUITIES............................     57.98

U.S. BONDS
U.S. Corporate Bonds
 Airlines.................................      0.17
 Building Materials.......................      0.05
 Construction.............................      0.05
 Consumer.................................      0.05
 Energy...................................      1.88
 Financial................................      0.12
 Publishing...............................      0.03
 Recreation...............................      0.05
 Retail/Apparel...........................      0.03
 Services/Miscellaneous...................      0.02
 Telecommunications.......................      0.21
 Utilities................................      0.17
                                              ------
    Total U.S. Corporate Bonds............      2.83

Asset-Backed..............................      0.38
Corporate Mortgage-Backed Securities......      0.76
International Dollar Bonds................      0.12
U.S. Government Mortgage-Backed Securities      1.81
U.S. Government Obligations...............      8.57
                                              ------
    Total U.S. Bonds......................     14.47*

HIGH YIELD BONDS..........................      6.11

INTERNATIONAL BONDS
 Foreign Financial Bonds..................      0.09
 Foreign Government Bonds.................      8.73
                                              ------
    Total International Bonds.............      8.82

EMERGING MARKETS BONDS....................      3.55
SHORT-TERM INVESTMENTS....................     29.15*
                                              ------
                TOTAL INVESTMENTS.........    120.08
LIABILITIES, LESS CASH AND
 OTHER ASSETS.............................    (20.08)
                                              ------
NET ASSETS................................    100.00%
                                              ======

--------------------------------------------------------------------------------
* The Fund held a long position in U.S. Treasury futures on December 31, 2000 which increased U.S. Bond exposure from 14.47% to 29.50%.
  The Fund held a short position in stock index futures on December 31, 2000 which reduced U.S. Equity exposure from 38.86% to 29.91%.
  These adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 29.15% to 23.07%.

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares      Value
                                                          --------  -----------
Equities -- 57.98%
U.S. Equities -- 38.86%
Advanced Micro Devices, Inc. (b)......................      86,400  $ 1,193,400
Allergan, Inc.........................................      25,600    2,478,400
Alza Corp. (b)........................................      33,900    1,440,750
American General Corp.................................       9,400      766,100
American Standard Cos., Inc. (b)......................      13,700      675,581
Baxter International, Inc.............................      15,800    1,395,337
Brinson U.S. Small Capitalization Equity
Fund (b)..............................................     267,579    5,722,892
Burlington Northern Santa Fe Corp.....................      84,500    2,392,406
Cardinal Health, Inc..................................      10,900    1,085,912
Carnival Corp., Class A...............................      34,300    1,056,869
Chase Manhattan Corp..................................      16,900      767,894
CIGNA Corp............................................      11,200    1,481,760
Citigroup, Inc........................................       9,607      490,557
Clear Channel Communications (b)......................       9,000      435,938
CMS Energy Corp.......................................      15,600      494,325
CommScope, Inc. (b)...................................      15,400      255,063
Compaq Computer Corp..................................      52,800      794,640
Computer Sciences Corp. (b)...........................       2,400      144,300
Compuware Corp. (b)...................................      74,500      465,625
COR Therapeutics, Inc. (b)............................      13,100      460,956
Delhaize America, Inc.................................           1           18
Dow Chemical Co.......................................      13,300      487,113
Eastman Chemical Co...................................       5,400      263,250
Electronic Data Systems Corp..........................      31,300    1,807,575
Emerson Electric Co...................................      17,500    1,379,219
Entergy Corp..........................................      13,700      579,681
Exelon Corp...........................................      12,300      863,583
Exxon Mobil Corp......................................      10,500      912,844
Federated Department Stores, Inc. (b).................      12,600      441,000
FedEx Corp. (b).......................................      44,200    1,766,232
First Data Corp.......................................      27,530    1,450,487
FleetBoston...........................................      26,915    1,010,995
Freddie Mac...........................................      24,300    1,673,662
Gateway, Inc. (b).....................................      23,900      429,961
GATX Corp.............................................       6,000      299,250
General Mills, Inc....................................      21,900      975,919
Genzyme General (b)...................................      10,400      935,350
GPU, Inc..............................................      38,400    1,413,600
GreenPoint Financial Corp.............................      32,500    1,330,469
Household International, Inc..........................      15,900      874,500
Illinois Tool Works, Inc..............................      22,100    1,316,331
IMC Global, Inc.......................................      36,000      560,250
Johnson & Johnson Co..................................      11,900    1,250,244
Johnson Controls, Inc.................................       5,700      296,400
Kimberly-Clark Corp...................................       6,400      452,416
Kroger Co. (b)........................................      22,900      619,731
Lear Corp. (b)........................................      24,300      602,944
Lincoln National Corp.................................       6,900      326,456
LSI Logic Corp. (b)...................................      26,200      447,758
Lyondell Chemical Co..................................      21,000      321,563
Martin Marietta Materials, Inc........................      13,984      591,523
Masco Corp............................................      60,900    1,564,369
Mattel, Inc...........................................      66,000      953,040
Mead Corp.............................................      15,900      498,862
Microsoft Corp. (b)...................................      16,300      709,050
Motorola, Inc.........................................      31,430      636,457
National Semiconductor Corp. (b)......................      35,800      720,475
New York Times Co.....................................       7,500      300,469
Newell Rubbermaid, Inc................................      34,400      782,600
Nextel Communications, Inc. (b).......................      37,600      930,600
Pentair, Inc..........................................      17,996      435,278
PepsiCo, Inc..........................................       9,100      451,019
PNC Financial Services Corp...........................      13,800    1,008,262
Praxair, Inc..........................................      18,000      798,750
Raytheon Co., Class B.................................      23,700      736,181
Sara Lee Corp.........................................      41,900    1,029,169
SBC Communications, Inc...............................      27,900    1,332,225
SCI Systems, Inc. (b).................................      13,000      342,875
St. Jude Medical, Inc.................................       7,200      442,350
Target Corp...........................................      21,400      690,150
Tellabs, Inc. (b).....................................      16,800      949,200
Texas Instruments, Inc................................      13,800      653,775
Ultramar Diamond Shamrock Corp........................      17,402      537,287
UnitedHealth Group, Inc...............................      21,200    1,301,150
Viad Corp.............................................      16,600      381,800
W.W. Grainger, Inc....................................      19,200      700,800
Wal-Mart Stores, Inc..................................      17,000      903,125
Wells Fargo and Co....................................      36,900    2,054,869
XL Capital Ltd........................................       6,600      576,675
York International Corp...............................      12,700      389,731
                                                                    -----------
Total U.S. Equities...................................               72,489,622
                                                                    -----------
International Equities -- 15.09%
Australia -- 0.91%
Amcor Ltd.............................................      18,220       53,105
Amp Ltd...............................................       7,500       84,276
Boral Ltd.............................................      35,900       41,296
Brambles Industries Ltd...............................       2,070       48,313
Broken Hill Proprietary Co., Ltd......................      13,110      138,099
Howard Smith Ltd......................................       8,200       38,277
Lend Lease Corp., Ltd.................................       8,032       74,717
National Australia Bank Ltd...........................      16,127      258,189
News Corp., Ltd.......................................      21,189      164,846
News Corp., Ltd., Preferred...........................       9,236       65,695
QBE Insurance Group Ltd...............................      20,427      112,264
Rio Tinto Ltd.........................................       3,545       57,990
Santos Ltd............................................      15,690       52,488
Telstra Corp., Ltd....................................      36,819      131,417
Westpac Banking Corp., Ltd............................      33,228      243,625
WMC Ltd...............................................      11,340       48,252
Woolworth's Ltd.......................................      16,260       76,080
                                                                    -----------
                                                                      1,688,929
                                                                    -----------
Austria -- 0.02%
Austria Tabakwerke AG.................................         800       44,353
                                                                    -----------

Belgium -- 0.18%
Electrabel S.A........................................         570      128,869
Fortis B..............................................       6,287      204,239
                                                                    -----------
                                                                        333,108
                                                                    -----------

Canada -- 0.54%
Alcan Aluminum Ltd....................................       2,120       72,478
Canadian National Railway Co..........................       3,820      112,794
Canadian Pacific Ltd..................................       4,473      127,311
Imperial Oil Ltd......................................       2,410       63,298

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                             Shares      Value
                                                            -------   ---------
Nortel Networks Corp.....................................    4,900     $157,407
Nova Chemicals Corp......................................    5,104       95,488
Royal Bank of Canada.....................................    5,640      190,941
Shaw Communications, Inc., Class B.......................    7,960      185,486
                                                                      ---------
                                                                      1,005,203
                                                                      ---------

Finland -- 0.30%
Nokia Oyj................................................    6,290      280,519
Sampo Leonia Insurance, Class A..........................    1,800       97,176
UPM-Kymmene Corp.........................................    5,420      185,996
                                                                      ---------
                                                                        563,691
                                                                      ---------

France -- 1.69%
Alcatel S.A..............................................    4,110      233,461
Aventis S.A., Class A....................................    2,784      244,399
Axa......................................................    1,306      188,835
Banque Nationale de Paris................................    3,799      333,502
Cie de Saint Gobain......................................    1,697      266,560
Groupe Danone............................................    2,400      361,888
Lafarge S.A..............................................    4,060      340,405
Schneider Electric S.A...................................    2,170      158,307
Suez Lyonnaise des Eaux S.A..............................      410       74,872
Total Fina S.A., Class B.................................    4,092      608,567
Union du Credit-Bail Immobilitier........................      890      141,805
Valeo SA.................................................    2,580      115,207
Vivendi..................................................    1,220       80,296
                                                                      ---------
                                                                      3,148,104
                                                                      ---------

Germany -- 0.76%
Allianz AG...............................................    1,080      407,631
Bayer AG.................................................    7,530      395,207
Continental AG...........................................    3,600       57,460
E.on AG..................................................    5,489      333,954
Linde AG.................................................    2,100      101,542
Volkswagen AG............................................    4,250      129,685
                                                                      ---------
                                                                      1,425,479
                                                                      ---------

Hong Kong -- 0.06%
Giordano International Ltd...............................   25,000       11,539
Henderson Land Development Co., Ltd......................   19,000       96,706
                                                                      ---------
                                                                        108,245
                                                                      ---------

Ireland -- 0.13%
Bank of Ireland..........................................   12,000      120,329
Eircom PLC...............................................   47,500      122,643
                                                                      ---------
                                                                        242,972
                                                                      ---------

Italy -- 0.56%
ENI Spa..................................................   82,000      523,529
ENI Spa ADR..............................................    3,070      197,439
Rinascente Spa...........................................   10,740       63,427
Seat-Pagine Gialle Spa...................................      672        1,498
Telecom Italia Spa.......................................   23,000      254,385
                                                                      ---------
                                                                      1,040,278
                                                                      ---------

Japan -- 3.53%
Acom Co., Ltd............................................    1,600      118,109
Asahi Bank Ltd...........................................   13,000       44,282
Bank of Tokyo-Mitsubushi Ltd.............................   15,000      149,343
Benesse Corp.............................................      700       25,989
Bridgestone Corp.........................................    5,000       45,534
Canon, Inc...............................................    7,000      245,184
Dai Nippon Printing Co., Ltd.............................    5,000       74,475
Daikin Kogyo Industries Ltd..............................    3,000     $ 57,793
Denso Corp...............................................    4,000       86,515
East Japan Railway Co....................................       17       99,737
Fanuc....................................................    1,400       95,254
Fuji Photo Film Co., Ltd.................................    4,000      167,426
Fujitsu..................................................   12,000      176,953
Hitachi Ltd..............................................   11,000       98,056
Honda Motor Co...........................................    8,000      298,424
Hoya Corp................................................    1,000       73,555
Ito Yokado Co., Ltd......................................    3,000      149,737
Kamigumi Co., Ltd........................................   16,000       71,454
Kao Corp.................................................    4,000      116,287
Kirin Brewery Co., Ltd...................................    7,000       62,706
Kuraray Co., Ltd.........................................   10,000       93,520
Kyocera Corp.............................................      600       65,517
Matsushita Electric Industrial Co........................   10,000      239,054
Minebea Co., Ltd.........................................    9,000       83,380
Mitsubishi Corp..........................................    8,000       58,984
Mitsubishi Estate Co., Ltd...............................   11,000      117,513
Mitsubishi Trust and Banking Corp........................    5,000       34,413
Mizuho Holding, Inc......................................       26      161,191
Murata Manufacturing Co., Inc............................    1,000      117,338
NEC Corp.................................................   13,000      237,916
NGK Insulators...........................................    7,000       92,741
Nintendo Corp., Ltd......................................    1,100      173,284
Nippon Steel Co..........................................   66,000      109,229
Nippon Telegraph & Telephone Corp........................       57      410,779
Nomura Securities Co., Ltd...............................   13,000      233,932
Omron Corp...............................................    1,000       20,797
Orix Corp................................................    1,100      110,385
Rohm Co..................................................      500       95,009
Sankyo Co., Ltd..........................................    4,000       95,972
Santen Pharmaceutical Co., Ltd...........................    4,000       79,159
Secom Co., Ltd...........................................    2,000      130,473
Shin-Etsu Chemical Co., Ltd..............................    2,000       77,058
Softbank Corp............................................      400       13,905
Sony Corp................................................    3,900      269,790
Sumitomo Bank............................................   13,000      133,529
Sumitomo Chemical Co.....................................   25,000      124,124
Takeda Chemical Industries...............................    4,000      236,778
Takefuji Corp............................................      900       56,743
TDK Corp.................................................    1,500      146,060
Tokio Marine & Fire Insurance Co.........................    9,000      103,161
Tokyo Gas Co., Ltd.......................................   20,000       59,194
Toyota Motor Corp........................................    6,000      191,769
West Japan Railway Co....................................       12       53,065
Yamanouchi Pharmaceutical Co., Ltd.......................    1,000       43,257
Yamato Transport Co., Ltd................................    3,000       55,166
                                                                      ---------
                                                                      6,580,998
                                                                      ---------

Netherlands -- 0.77%
ABN AMRO Holdings NV.....................................    5,483      124,684
Akzo Nobel NV............................................    4,300      230,931
Elsevier NV..............................................   19,770      290,681
ING Groep NV.............................................    3,040      242,839
Koninklijke KPN NV.......................................    3,915       45,065
Philips Electronics NV...................................    5,522      202,302
Wolters Kluwer NV........................................   10,863      296,186
                                                                      ---------
                                                                      1,432,688
                                                                      ---------

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                         Shares      Value
                                                        --------  ------------
New Zealand -- 0.06%
Auckland International Airport Ltd..................      17,350  $     24,107
Lion Nathan Ltd.....................................      23,420        52,750
Telecom Corp. of New Zealand Ltd....................      17,810        37,907
                                                                  ------------
                                                                       114,764
                                                                  ------------

Portugal -- 0.12%
EDP Electricidade de Portugal S.A...................      26,800        88,572
Portugal Telecom....................................      15,800       144,488
                                                                  ------------
                                                                       233,060
                                                                  ------------

Singapore -- 0.10%
DBS Group Holdings Ltd..............................       8,000        90,427
Neptune Orient Lines................................      22,000        17,255
SIA Engineering Co., Ltd. (b).......................      21,000        16,228
Singapore Airport Terminal Services Ltd. (b)........       2,000         1,822
Singapore Press Holdings Ltd........................       1,000        14,764
Singapore Technologies Engineering Ltd..............      14,000        22,526
United Overseas Bank Ltd............................       2,116        15,864
                                                                  ------------
                                                                       178,886
                                                                  ------------

Spain -- 0.14%
Banco Popular Espanol S.A...........................       2,676        93,213
Endesa S.A..........................................       4,653        79,292
Repsol YPF SA.......................................       6,171        98,613
                                                                  ------------
                                                                       271,118
                                                                  ------------

Sweden -- 0.50%
Electrolux AB, B Shares.............................      13,050       169,426
ForeningsSparbanken AB..............................      17,320       265,247
Nordea AB...........................................      23,696       179,563
Sandvik AB..........................................       3,300        79,392
Svenska Handelsbanken...............................       7,690       131,624
Swedish Match AB....................................      26,810       104,563
                                                                  ------------
                                                                       929,815
                                                                  ------------

Switzerland -- 0.76%
Nestle S.A. (Reg.)..................................         129       300,907
Novartis AG (Reg.)..................................         252       445,529
Roche Holding AG (Gen.).............................          32       326,023
Swisscom AG (Reg.)..................................         588       152,942
Syngenta AG.........................................         281        15,086
Zurich Financial Services AG........................         292       176,143
                                                                  ------------
                                                                     1,416,630
                                                                  ------------

United Kingdom -- 3.96%
Abbey National PLC..................................      15,000       273,143
AstraZeneca PLC.....................................       4,002       201,765
Bass PLC............................................       7,000        76,229
BOC Group PLC.......................................      12,000       182,304
British American Tobacco PLC........................      24,000       182,753
British Land Company PLC............................       8,000        56,765
British Telecommunications PLC......................      38,000       324,694
Charter PLC.........................................      21,676        56,341
De Vere Group PLC...................................       6,899        27,620
Diageo PLC..........................................      24,209       271,227
GlaxoSmithKline PLC.................................      15,902       448,950
House of Fraser PLC.................................      30,780        28,277
Invensys PLC........................................      77,000       180,011
Kelda Group PLC.....................................      30,080       174,792
Lattice Group PLC...................................      56,000       126,316
Lloyds TSB Group PLC................................      25,969       274,652
Marconi PLC.........................................      32,360       347,562
Marks & Spencer PLC.................................      28,060        77,964
Northern Rock PLC...................................      12,000        77,439
Nycomed Amersham PLC................................      18,844       156,932
P&O Princess Cruises PLC (b)........................      35,040       148,131
Peninsular & Oriental Steam Navigation Co...........      22,040       104,368
Powergen PLC........................................      16,000       151,054
Prudential Corp. PLC................................      15,040       241,968
Reckitt Benckiser PLC...............................       7,000        96,410
Reed International PLC..............................      14,010       146,498
Rentokil Initial PLC................................      41,000       141,479
RJB Mining PLC......................................      26,590        26,215
RMC Group PLC.......................................      12,000       105,582
Rolls-Royce PLC.....................................      10,000        29,615
Royal & Sun Alliance Insurance Group PLC............      15,884       135,959
Royal Bank of Scotland Group PLC....................      13,000       307,217
Scottish & Newcastle PLC............................      27,000       189,564
Scottish & Southern Energy PLC......................      24,380       225,798
Shell Transport & Trading Co........................      49,000       401,849
Tesco PLC...........................................      62,190       253,385
Trinity Mirror PLC..................................      14,815       100,972
Unilever PLC........................................      34,000       291,024
United News & Media PLC.............................      15,990       203,031
United Utilities PLC................................      17,000       168,875
Vodafone Group PLC..................................     100,956       370,236
                                                                  ------------
                                                                     7,384,966
                                                                  ------------
Total International Equities........................                28,143,287
                                                                  ------------

Emerging Markets Equities -- 4.03%
Brinson Emerging Markets Equity Fund (b)............     910,794     7,512,046
                                                                  ------------
Total Equities (Cost $105,561,572)..................               108,144,955
                                                                  ------------

                                                         Face
                                                         Amount
                                                       --------
Bonds -- 32.95%
U.S. Bonds -- 14.47%
U.S. Corporate Bonds -- 2.83%
Avon Products, Inc., 7.150%, due 11/15/09...........    $ 85,000        85,427
Capital One Bank, Bank Notes,
 8.250%, due 06/15/05...............................      50,000        50,569
Cendant Corp., 7.750%, due 12/01/03.................     100,000        97,359
Centaur Funding Corp., Class B, 144A,
 9.080%, due 04/21/20...............................       1,000       182,500
Centex Corp., 9.750%, due 06/15/05..................      85,000        87,110
Chesapeake & Potomac Tel, MD,
 8.000%, due 10/15/29...............................      78,000        80,467
Continental Airlines, Inc., E.E.T.C.,
 6.320%, due 11/01/08...............................     200,000       194,856
Federated Department Stores
 6.300%, due 04/01/09...............................      35,000        31,805
 8.500%, due 06/01/10...............................      15,000        15,669
Florida Power & Light Co.,
 6.875%, due 12/01/05...............................     100,000       102,386
FMR Corp., 144A, 7.570%, due 06/15/29...............      60,000        60,393
KeySpan Corp., 7.625%, due 11/15/10.................      50,000        53,127
Lowe's Cos. Inc., 7.500%, due 12/15/05..............     100,000       102,009
News America Holdings,
 7.750%, due 12/01/45...............................      60,000        51,785

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Face
                                                         Amount      Value
                                                        --------  -----------
Nisource Finance Corp., 144A,
 7.875%, due 11/15/10..............................    $   65,000 $    68,284
Pacific Gas & Electric Co.,
 7.050%, due 03/01/24..............................       100,000      75,280
PanAmSat Corp., 6.375%, due 01/15/08...............       145,000     130,519
Petro Geo Services FRN,
 7.186%, due 03/20/02..............................     3,500,000   3,500,343
Pharmacia Corp., 6.600%, due 12/01/28..............       100,000      94,952
Service Corp. International,
 6.000%, due 12/15/05..............................        60,000      32,700
United Airlines, Inc., E.E.T.C.,
 7.811%, due 10/01/09..............................       125,000     125,750
Verizon Global Funding Corp. 144A,
 7.750%, due 12/01/30..............................        50,000      50,876
                                                                  -----------
                                                                    5,274,166
                                                                  -----------

Asset-Backed -- 0.38%
Capital One Master Trust,
 7.200%, due 08/15/08..............................       460,000     481,825
Vanderbilt Mortgage Finance,
 8.255%, due 05/07/17..............................       215,000     229,207
                                                                  -----------
                                                                      711,032
                                                                  -----------

Corporate Mortgage-
Backed Securities -- 0.76%
DLJ Commercial Mortgage Corp.,
 7.300%, due 06/10/09..............................       145,000     152,679
DLJ Commercial Mortgage Corp., 99-CG2,
 Class A1B, 7.180%, due 08/10/10...................       125,000     130,924
Morgan Stanley Capital I, 6.710%,
 due 12/15/31......................................       100,000     101,752
Norwest Asset Securities Corp., 96-2,
 Class A9, 7.000%, due 09/25/11....................       435,000     436,566
Residential Asset Securitization Trust,
 7.500%, due 07/25/11..............................       542,710     547,014
Residential Asset Securitization Trust, 97-A7,
 Class A1, 7.500%, due 09/25/27....................         1,218       1,218
Thrift Financial Corp., Class A4,11.250%,
 due 01/01/16......................................        39,369      39,988
                                                                  -----------
                                                                    1,410,141
                                                                  -----------

International Dollar Bonds -- 0.12%
Banco Santiago S.A., 7.000%,
 due 07/18/07......................................        80,000      74,675
Royal Bank of Scotland Group PLC,
 7.816%, due 12/31/05..............................       150,000     152,951
                                                                  -----------
                                                                      227,626
                                                                  -----------

U.S. Government Mortgage-
Backed Securities -- 1.81%
Fannie Mae Whole Loan, 95-W3, Class A,
 9.000%, due 04/25/25..............................        14,945      15,521
Federal Home Loan Mortgage Corp., Gold
 5.500%, due 02/01/07..............................       588,686     571,682
 6.500%, due 04/01/29..............................       824,250     812,805
Federal National Mortgage Association
 6.500%, due 03/01/19..............................       257,549     255,788
 7.125%, due 06/15/10..............................       505,000     546,845
 7.500%, due 01/12/30..............................       645,000     653,668
Government National Mortgage Association
 6.000%, due 02/20/29..............................       272,021     263,058
 6.500%, due 01/15/29..............................       248,701     246,025
 9.000%, due 11/15/04..............................         5,381       5,672
 9.000%, due 11/15/04..............................         1,803       1,900
                                                                  -----------
                                                                    3,372,964
                                                                  -----------

U.S. Government Obligations -- 8.57%
U.S. Treasury Inflation Indexed Note
 3.625%, due 04/15/28..............................     4,225,000   4,460,244
 3.875%, due 04/15/29..............................     8,735,000   9,478,130
U.S. Treasury Note
 5.625%, due 05/15/08..............................     1,260,000   1,294,235
 6.625%, due 05/31/02..............................       670,000     681,491
 6.625%, due 02/15/27..............................        20,000      22,838
 7.500%, due 02/15/05..............................        50,000      54,380
                                                                  -----------
                                                                   15,991,318
                                                                  -----------
Total U.S. Bonds...................................                26,987,247
                                                                  -----------

                                                         Shares
                                                       ----------
High Yield Bonds -- 6.11%
Brinson High Yield Fund (b)........................       861,562  11,397,954
                                                                  -----------
                                                          Face
                                                         Amount
                                                       ----------
International Bonds -- 8.82%
Austria -- 0.47%
Republic of Austria
 4.300%, due 07/15/03...........................EUR       320,000     298,338
 5.500%, due 01/15/10..............................       600,000     576,869
                                                                  -----------
                                                                      875,207
                                                                  -----------

Canada -- 1.15%
Government of Canada, Real Return Bond
 4.250%, due 12/01/21...........................CAD     1,005,000     868,569
 4.250%, due 12/01/26..............................       275,000     229,321
Government of Canada
 5.250%, due 12/01/01..............................       170,000     113,052
 7.000%, due 12/01/06..............................       550,000     396,234
 9.000%, due 03/01/11..............................       500,000     423,203
 9.000%, due 06/01/25..............................       110,000     104,456
                                                                  -----------
                                                                    2,134,835
                                                                  -----------

Denmark -- 0.92%
Depfa Pfandbrief Bank
 5.750%, due 03/04/09...........................EUR       815,000     785,440
Kingdom of Denmark
 4.000%, due 02/15/01...........................DKK     3,100,000     389,084
 7.000%, due 12/15/04..............................     1,880,000     253,970
 7.000%, due 11/10/24..............................     1,870,000     279,915
                                                                  -----------
                                                                    1,708,409
                                                                  -----------

France -- 1.47%
Government of France (OAT)
 4.000%, due 10/25/09...........................EUR     1,270,000   1,117,035
 8.500%, due 12/26/12..............................       650,000     796,419
 9.500%, due 01/25/01..............................       875,000     823,385
                                                                  -----------
                                                                    2,736,839
                                                                  -----------

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                     Face
                                                    Amount          Value
                                                 -----------    ------------
Germany -- 0.74%
Bundesrepublik Deutschland
 6.250%, due 04/26/06.......................EUR      475,000     $   478,751
 6.250%, due 01/04/24..........................      320,000         334,621
 8.375%, due 05/21/01..........................      480,000         456,420
DePfa Deutsche Pfandbriefbank AG,
 4.750%, due 03/20/03..........................      120,000         112,671
                                                                ------------
                                                                   1,382,463
                                                                ------------

Italy -- 1.16%
Buoni Poliennali Del Tes
 3.250%, due 04/15/04..........................      450,000         405,070
 5.000%, due 05/01/08..........................      720,000         674,564
 6.750%, due 07/01/07..........................      970,000         993,627
 12.000%, due 09/01/02.........................       95,000          99,417
                                                                ------------
                                                                   2,172,678
                                                                ------------

Japan -- 1.58%
Government of Japan
 2.700%, due 06/20/07.......................JPY   60,000,000         572,652
 3.000%, due 09/20/05..........................   55,000,000         527,238
 3.100%, due 09/20/06..........................  120,000,000       1,165,635
 3.900%, due 06/21/04..........................   70,000,000         674,133
                                                                ------------
                                                                   2,939,658
                                                                ------------

Spain -- 0.69%
Government of Spain
 3.250%, due 01/31/05.......................EUR    1,000,000         890,694
 6.150%, due 01/31/13..........................      400,001         403,301
                                                                ------------
                                                                   1,293,995
                                                                ------------

Sweden -- 0.33%
Government of Sweden
 6.750%, due 05/05/14.......................SEK    1,890,000         234,923
 10.250%, due 05/05/03.........................    3,200,000         382,972
                                                                ------------
                                                                     617,895
                                                                ------------

United Kingdom -- 0.31%
Halifax PLC, Series EMTN,
 8.750%, due 07/10/06.......................GBP      100,000         165,535
U.K. Treasury, 6.250%, due 11/25/10............      250,000         413,925
                                                                ------------
                                                                     579,460
                                                                ------------
Total International Bonds......................                   16,441,439
                                                                ------------

                                                   Shares
                                                 -----------
Emerging Markets Bonds -- 3.55%
Brinson Emerging Markets Debt Fund (b).........      245,194       6,625,204
                                                                ------------
Total Bonds (Cost $59,033,922).................                   61,451,844
                                                                ------------

Short-Term Investments -- 29.15%
Investment Companies -- 8.63%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund..........................   16,102,318      16,102,318
                                                                ------------
U.S. Corporate Bonds -- 9.18%
Arrow Electronics, Inc.,
 7.803%, due 10/05/01.......................... $  2,500,000       2,499,813
Case Credit Corp., MTN, 5.910%,
 due 02/19/01..................................    2,500,000       2,492,050
Centex Corp., 6.951%, due 04/02/01.............    5,000,000       5,000,880
Dominion Resources, Inc.,
 6.993%, due 01/26/01..........................    1,723,000       1,723,000
GATX Capital Corp., Series F, MTN,
 7.460%, due 04/25/01..........................    1,000,000       1,000,722
Heller Financial, Inc., 6.471%, due 04/06/01...    2,500,000       2,499,172
Pacific Gas & Electric Co., 144A,
 7.059%, due 10/31/01..........................    2,000,000       1,900,000
                                                                ------------
                                                                  17,115,637
                                                                ------------

U.S. Government Obligations -- 1.71%
U.S. Treasury Bill, due 02/08/01...............    3,200,000       3,181,318
                                                                ------------

Commercial Paper -- 9.63%
Albertson's, Inc., 7.850%, due 02/28/01........    2,000,000       1,974,706
Alcoa, Inc., 6.500%, due 01/02/01..............    1,580,000       1,579,715
Boston Scientific Corp.,
 7.400%, due 01/02/01..........................    2,000,000       1,999,589
Dial Corp., 8.000%, due 03/02/01...............    2,000,000       1,973,333
Harrah's Operating,
 7.600%, due 01/03/01..........................    2,000,000       1,999,155
Houston Industries Finance,
 8.250%, due 01/16/01..........................    2,000,000       1,993,125
Kansas City Power & Light,
 7.200%, due 01/02/01..........................    2,480,000       2,479,504
MCN Energy Enterprises,
 8.100%, due 02/20/01..........................    2,000,000       1,977,500
Utilicorp United, 8.100%, due 01/19/01.........    2,000,000       1,991,900
                                                                ------------
                                                                  17,968,527
                                                                ------------

Total Short-Term Investments
 (Cost $54,463,332)............................                   54,367,800
                                                                ------------

Total Investments
 (Cost $219,058,826) -- 120.08% (a)............                  223,964,599

Liabilities, less cash and
 other assets -- (20.08%)......................                  (37,454,272)
                                                                ------------
Net Assets -- 100%.............................                 $186,510,327
                                                                ============

              See accompanying notes to schedule of investments.

================================================================================

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $219,058,826; and net unrealized appreciation consisted of:

      Gross unrealized appreciation.....................  $ 17,996,076
      Gross unrealized depreciation.....................   (13,090,303)
                                                          ------------
          Net unrealized appreciation...................  $  4,905,773
                                                          ============

(b) Non-income producing security

E.E.T.C.:  Enhanced Equipment Trust Certificate
FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 2000.
MTN:       Medium Term Note
TBA:       Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $2,262,053 or 1.21% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                                       Settlement      Local        Current     Unrealized
                                                          Date       Currency        Value     Gain/(Loss)
                                                       ----------  -------------  -----------  ------------
Forward Foreign Currency Buy Contracts:
Australian Dollar....................................    02/08/01     26,300,000  $14,619,070  $  (683,322)
British Pound........................................    02/08/01      1,750,000    2,616,001       36,993
Canadian Dollar......................................    02/08/01     11,000,000    7,329,424      219,439
Euro.................................................    02/08/01     49,600,000   46,652,496      625,443
Japanese Yen.........................................    02/08/01    630,000,000    5,553,189     (465,451)
New Zealand Dollar...................................    02/08/01     10,500,000    4,645,668      298,038
Swiss Franc..........................................    02/08/01      4,000,000    2,477,102       42,828

Forward Foreign Currency Sale Contracts:
Australian Dollar....................................    02/08/01     14,600,000    8,115,530      (71,154)
British Pound........................................    02/08/01      6,300,000    9,417,603       65,157
Euro.................................................    02/08/01     12,500,000   11,757,182     (566,356)
Japanese Yen.........................................    02/08/01  1,600,000,000   14,103,337      996,416
Swiss Franc..........................................    02/08/01      1,800,000    1,114,696      (99,342)
                                                                                               -----------
  Total..............................................                                          $   398,689
                                                                                               ===========

FUTURES CONTRACTS
The Global Fund had the following open futures contracts as of December 31, 2000:

                                                       Expiration     Cost/       Current    Unrealized
                                                          Date      Proceeds       Value        Gain
                                                       ----------  -----------  -----------  -----------

U.S. Interest Rate Futures Buy Contracts:
5 year U.S. Treasury Notes, 211 contracts..........    March 2001  $21,419,555  $21,851,687  $   432,132
10 year U.S. Treasury Notes, 45 contracts..........    March 2001    4,609,346    4,718,672      109,326
30 year U.S. Treasury Bonds, 14 contracts..........    March 2001    1,423,036    1,464,750       41,714

Index Futures Sale Contracts:
Standard & Poor's 500, 50 contracts................    March 2001   17,454,756   16,687,500      767,256
                                                                                             -----------
  Total............................................                                          $ 1,350,428
                                                                                             ===========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $3,181,318.

================================================================================

                See accompanying notes to financial statements.

Global Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

The Brinson Global Equity Fund Class I has provided an annualized return of 10.11% since its performance inception on January 31, 1994 compared to the 11.69% return for its benchmark, the MSCI World Equity (Free) Index. For the year 2000, the Fund achieved a return of -0.08%, outperforming the index's unhedged return of -13.08%.

Most regions produced low or negative returns in 2000. The underlying theme driving returns after the end of the first quarter was the deflation of the technology, media and telecommunications (TMT) bubble. The decline of these sectors is evidenced by the enormous disparity between the MSCI World Value Index and the MSCI World Growth Index. These indices returned 4.1% and -23.0% in local currency, respectively.

TMT sectors declined globally. Technology declined while defensive or Old Economy sectors outperformed. The Fund was well-positioned for these trends with significant underweights in the technology hardware, software and services and telecommunication services sectors. At year-end 1999 and continuing into the first quarter of 2000, these sectors had achieved valuations that projected high growth prospects into the distant future, thus ignoring the effects of competition and of the economic environment. As the U.S. Federal Reserve increased rates, inducing a slowdown in the U.S. economy, TMT stocks suffered accordingly. Conversely, the Fund was overweighted in sectors that performed well including selected financials, materials, food and beverage and utilities. These lowly valued sectors did well as they became safe havens for investors fleeing technology exposure.

The Fund's geographic weightings take into account relative valuations between industrial sectors. We maintain a significant underweight in the U.S., as its equity market contains the largest and most aggressively valued stocks. Similarly, the Fund is underweighted in Japan, because of technology exposure and a very weak economy. The Fund is overweighted in the UK, where we find a number of attractively valued stocks and in Australia and New Zealand, a region with considerable promise. Continental Europe and Asia (Ex-Japan) are close to neutral, reflecting opportunities elsewhere.

During the year we maintained an underweight to the Japanese yen with an associated overweight in the Australian and New Zealand dollars and an overweight to the euro with an associated underweight to the British pound. The Fund benefited from the sharp strengthening of the euro at year-end as U.S. markets declined and the Japanese yen fell. Overall, currency was a modest contributor to performance for the year. We are maintaining these positions into 2001.

Going forward we are selectively taking advantage of the decline in sector valuations to improve the quality of the Fund without a concomitant increase in valuations. We are also picking over the TMT sectors to identify well-positioned companies whose stocks have fallen to attractive valuations with the sector decline.

================================================================================

Global Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return

                                        6 months   1 year    3 years    5 years    Inception*
                                          ended    ended      ended      ended         to
                                        12/31/00  12/31/00   12/31/00   12/31/00    12/31/00
---------------------------------------------------------------------------------------------
Brinson Global Equity Fund Class I        2.56%     -0.08%      8.74%       10.79%  10.11%
---------------------------------------------------------------------------------------------
Brinson Global Equity Fund Class N        2.42      -0.31       8.44          N/A    6.61
---------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index          -10.86     -13.08      10.67        12.35   11.69
---------------------------------------------------------------------------------------------

* Performance inception date of the Brinson Global Equity Fund Class I and MSCI World Equity (Free) Index is 1/31/94 and inception date of Class N is 6/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class I and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Equity Fund Class I
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

                                [GRAPH]

                        Brinson Global                  MSCI World
                         Equity Fund                Equity (Free) Index
Jan 94                    $1,000,000                    $1,000,000
Dec 94                    $  956,520                       989,551
Dec 95                    $1,166,324                    $1,200,236
Dec 96                    $1,367,688                    $1,367,286
Dec 97                    $1,514,304                    $1,584,937
Dec 98                    $1,726,828                    $1,975,069
Dec 99                    $1,949,056                    $2,471,305
Dec 00                    $1,947,323                    $2,148,052

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Market Allocation

As of December 31, 2000 (Unaudited)

                                                      Current
                                         Benchmark    Strategy
--------------------------------------------------------------
U.S.                                       50.6%         50.4%
Australia                                   1.3           3.2
Austria                                     0.1           0.0
Belgium                                     0.4           0.8
Canada                                      2.4           1.5
Denmark                                     0.4           0.5
Finland                                     1.3           2.1
France                                      5.5           4.2
Germany                                     4.1           1.5
Hong Kong                                   1.0           1.2
Ireland                                     0.3           0.6
Italy                                       2.2           1.0
Japan                                      10.6           8.6
Netherlands                                 2.7           2.8
New Zealand                                 0.1           0.0
Norway                                      0.2           0.0
Portugual                                   0.2           0.6
Singapore                                   0.5           1.0
Spain                                       1.4           2.0
Sweden                                      1.3           1.5
Switzerland                                 3.4           3.9
United Kingdom                             10.0          12.6
Cash Reserves                               0.0           0.0
----------------------------------------------------------------
                                          100.0%        100.0%

Top Ten U.S. Equity Holdings

As of December 31, 2000 (Unaudited)


                                                    Percent of
                                                    Net Assets
--------------------------------------------------------------
 1. Wells Fargo and Co.                                  1.59%
 2. Masco Corp.                                          1.59
 3. Microsoft Corp.                                      1.47
 4. Johnson & Johnson Co.                                1.45
 5. FedEx Corp.                                          1.27
 6. Wal-Mart Stores, Inc.                                1.09
 7. Emerson Electric Co.                                 1.08
 8. Praxair, Inc.                                        1.07
 9. First Data Corp.                                     1.03
10. Exxon Mobil Corp.                                    1.01
--------------------------------------------------------------

Currency Allocation

As of December 31, 2000 (Unaudited)

                                                       Current
                                        Benchmark     Strategy
--------------------------------------------------------------
U.S.                                       50.5%         39.6%
Australia                                   1.3           7.3
Canada                                      2.4           6.4
Denmark                                     0.4           0.4
Euro                                       18.4          32.3
Hong Kong                                   1.0           0.0
Japan                                      10.6           2.6
New Zealand                                 0.1           2.1
Norway                                      0.2           0.2
Singapore                                   0.5           0.5
Sweden                                      1.2           1.2
Switzerland                                 3.4           3.4
United Kingdom                             10.0           4.0
--------------------------------------------------------------
                                          100.0%        100.0%

Top Ten International Equity Holdings

As of December 31, 2000 (Unaudited)

                                                    Percent of
                                                    Net Assets
--------------------------------------------------------------
 1. Bayer AG                                             1.02%
 2. Banque Nationale de Paris                            0.98
 3. Groupe Danone                                        0.98
 4. Orix Corp.                                           0.94
 5. Roche Holding AG                                     0.91
 6. National Australian Bank Ltd.,
     Convertible Preferred, 7.875%                       0.90
 7. Nokia Oyj                                            0.89
 8. Diageo PLC                                           0.83
 9. UPM-Kymmene Corp.                                    0.83
10. Nycomed Amersham PLC                                 0.75
--------------------------------------------------------------

================================================================================

Global Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. EQUITIES
 Energy............................................................      1.95%

Capital Investment
 Capital Goods.....................................................      0.60
 Electronic Components.............................................      2.30
 Technology........................................................      1.40
                                                                      -------
                                                                         4.30
Basic Industries
 Chemicals.........................................................      2.23
 Housing/Paper.....................................................      1.41
 Metals............................................................      2.33
                                                                      -------
                                                                         5.97
Computers
 Services..........................................................      0.25
 Software..........................................................      2.17
 Systems...........................................................      1.38
                                                                      -------
                                                                         3.80
Consumer
 Autos/Durables....................................................      0.92
 Food & House Products.............................................      1.17
 Health: Drugs.....................................................      5.85
 Health: Non-Drugs.................................................      2.76
 Non-Durables......................................................      0.52
 Recreation........................................................      0.40
 Retail/Apparel....................................................      2.62
                                                                      -------
                                                                        14.24
Financial
 Banks.............................................................      3.51
 Non-Banks.........................................................      2.10
                                                                      -------
                                                                         5.61

Telecommunications Services........................................      3.56
Transportation.....................................................      2.21
Services/Miscellaneous.............................................      3.21
Utilities..........................................................      1.71
                                                                      -------
    Total U.S. Equities............................................     46.56

INTERNATIONAL EQUITIES
Appliances & Households............................................      0.95%
Autos/Durables.....................................................      1.10
Banking............................................................      6.48
Beverages and Tobacco..............................................      1.83
Broadcasting & Publishing..........................................      2.89
Building Materials.................................................      0.60
Business & Public Service..........................................      0.81
Chemicals..........................................................      1.45
Construction.......................................................      0.21
Data Processing....................................................      0.45
Electric Components................................................      2.65
Electronics........................................................      0.44
Energy.............................................................      1.61
Financial Services.................................................      3.71
Food & House Products..............................................      2.05
Forest Products....................................................      0.83
Health & Personal Care.............................................      3.53
Housing/Paper......................................................      0.42
Insurance..........................................................      1.84
Machinery & Engineering............................................      0.30
Merchandising......................................................      1.43
Mining.............................................................      0.70
Multi-Industry.....................................................      1.38
Non-Ferrous Metals.................................................      0.27
Real Estate........................................................      1.25
Recreation.........................................................      0.47
Technology.........................................................      0.12
Telecommunications.................................................      4.32
Textile & Apparel..................................................      0.74
Transportation.....................................................      0.21
Utilities..........................................................      2.78
                                                                      -------
    Total International Equities...................................     47.82

SHORT-TERM INVESTMENTS.............................................      1.30
                                                                      -------
    TOTAL INVESTMENTS..............................................     95.68
CASH AND OTHER ASSETS,
 LESS LIABILITIES..................................................      4.32
                                                                      -------
NET ASSETS.........................................................    100.00%
                                                                      =======

================================================================================

                 Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Shares         Value
                                                       --------     -----------
Equities -- 94.38%
U.S. Equities -- 46.56%
Abbott Laboratories.................................     8,200      $   397,188
Advanced Micro Devices, Inc. (b)....................    29,200          403,325
Allergan, Inc.......................................     5,300          513,106
Alza Corp. (b)......................................    12,600          535,500
American Electric Power Co., Inc....................    12,780          594,270
American General Corp...............................     4,500          366,750
American Home Products Corp.........................     8,700          552,885
Analog Devices,  Inc. (b)...........................     2,600          133,088
Bank of America Corp................................     9,000          412,875
Baxter International, Inc...........................     6,400          565,200
BellSouth Corp......................................    10,500          429,844
Bristol-Myers Squibb Co.............................     7,000          517,562
Burlington Northern Santa Fe Corp...................    21,000          594,562
Carnival Corp., Class A.............................     8,200          252,663
Chase Manhattan Corp................................     6,900          313,519
Citigroup, Inc......................................     4,500          229,781
Compaq Computer Corp................................    10,600          159,530
Computer Sciences Corp. (b).........................     3,500          210,438
Compuware Corp. (b).................................    31,300          195,625
COR Therapeutics, Inc. (b)..........................     6,000          211,125
Dell Computer Corp. (b).............................    17,300          301,669
Dominion Resources, Inc.............................     8,700          582,900
E.I. du Pont de Nemours and Co......................     6,800          328,525
Electronic Data Systems Corp........................     4,000          231,000
Eli Lilly and Co....................................     4,300          400,169
Emerson Electric Co.................................     8,600          677,787
Exxon Mobil Corp....................................     7,300          634,644
Federated Department Stores, Inc. (b)...............     9,000          315,000
FedEx Corp. (b).....................................    20,000          799,200
First Data Corp.....................................    12,304          648,267
FleetBoston.........................................     5,300          199,081
Ford Motor Company..................................    11,400          267,188
Gateway, Inc. (b)...................................    10,400          187,096
General Mills, Inc..................................     6,500          289,656
Genzyme General (b).................................     2,900          260,819
GPU, Inc............................................    13,400          493,287
GreenPoint Financial Corp...........................    10,500          429,844
Household International, Inc........................     8,600          473,000
Illinois Tool Works, Inc............................     7,800          464,587
International Business Machines Corp................     1,700          144,500
Johnson & Johnson Co................................     8,700          914,044
Kimberly-Clark Corp.................................     6,100          431,209
Lucent Technologies, Inc............................     8,000          108,000
Masco Corp..........................................    38,900          999,244
Mattel, Inc.........................................    18,000          259,920
McGraw-Hill Companies, Inc..........................     8,100          474,862
Micron Technology, Inc. (b).........................    11,900          422,450
Microsoft Corp. (b).................................    21,300          926,550
Motorola, Inc.......................................    16,015          324,304
National Semiconductor Corp. (b)....................     5,400          108,675
Newell Rubbermaid, Inc..............................     7,200          163,800
Nextel Communications, Inc. (b).....................    11,300          279,675
Oracle Corp. (b)....................................    15,200          441,750
PepsiCo, Inc........................................     6,600          327,113
Pfizer, Inc.........................................     7,000          322,000
PNC Financial Services Corp.........................     3,600          263,025
Praxair, Inc........................................    15,200          674,500
Raytheon Co., Class B...............................    12,100          375,856
Sapient Corp. (b)...................................    13,100          156,381
Sara Lee Corp.......................................    18,100          444,581
SBC Communications, Inc.............................    10,700          510,925
SCI Systems, Inc. (b)...............................     4,600          121,325
Smurfit-Stone Container Corp. (b)...................    30,500          455,594
Target Corp.........................................     6,900          222,525
Tellabs, Inc. (b)...................................     5,000          282,500
Texas Instruments, Inc..............................     8,600          407,425
Verizon Communications, Inc.........................     8,200          411,025
Viacom,  Inc. (b)...................................     4,560          214,320
W.W. Grainger, Inc..................................     8,600          313,900
Wal-Mart Stores, Inc................................    12,900          685,312
Watson Pharmaceutical Co. (b).......................     4,500          230,344
Wells Fargo and Co..................................    18,000        1,002,375
XL Capital Ltd......................................     3,600          314,550
                                                                    -----------
Total U.S. Equities.................................                 29,307,114
                                                                    -----------

International Equities -- 47.82%
Australia -- 3.03%
Broken Hill Proprietary Co., Ltd....................    24,950          262,820
Lend Lease Corp., Ltd...............................    11,294          105,062
National Australia Bank Ltd., Convertible
  Preferred, 7.875%.................................    19,700          563,912
News Corp., Ltd.....................................    22,540          175,357
News Corp., Ltd., Preferred.........................    35,000          248,954
Rio Tinto Ltd.......................................    10,263          167,884
Westpac Banking Corp., Ltd..........................    52,645          385,988
                                                                    -----------
                                                                      1,909,977
                                                                    -----------

Belgium -- 0.79%
Electrabel S.A......................................     1,480          334,608
Fortis B............................................     5,002          162,494
                                                                    -----------
                                                                        497,102
                                                                    -----------

Canada -- 1.50%
Nortel Networks Corp................................    12,200          391,911
NOVA Chemicals Corp.................................    14,200          265,659
Shaw Communications, Inc., Class B..................    12,200          284,288
                                                                    -----------
                                                                        941,858
                                                                    -----------

Denmark -- 0.19%
Tele Danmark A/S....................................     2,900          118,190
                                                                    -----------

Finland -- 2.14%
Nokia Oyj...........................................    12,500          557,470
Stora Enso Oyj......................................    22,500          266,177
UPM-Kymmene Corp....................................    15,200          521,613
                                                                    -----------
                                                                      1,345,260
                                                                    -----------

France -- 4.91%
Alcatel S.A.........................................     4,930          280,040
Aventis S.A., Class A...............................     5,250          460,881
Banque Nationale de Paris...........................     7,062          619,951
Cie de Saint Gobain.................................       876          137,600
Groupe Danone.......................................     4,110          619,734
Schneider Electric S.A..............................     5,050          368,409
Total Fina S.A., Class B............................     2,489          370,167
Vivendi.............................................     3,559          234,241
                                                                    -----------
                                                                      3,091,023
                                                                    -----------

================================================================================

                Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Shares      Value
                                                       --------  -----------
Germany -- 1.41%
Bayer AG.............................................    12,290  $   645,032
DaimlerChrysler AG...................................     5,750      244,289
                                                                 -----------
                                                                     889,321
                                                                 -----------

Hong Kong -- 1.25%
Cheung Kong Holdings, Ltd............................    20,000      255,773
Guoco Group Ltd......................................    93,000      277,215
Hong Kong Electric Holdings..........................    69,000      254,772
                                                                 -----------
                                                                     787,760
                                                                 -----------

Ireland -- 0.59%
Bank of Ireland......................................    37,200      373,020
                                                                 -----------

Italy -- 0.93%
ENI Spa..............................................    69,000      440,530
Telecom Italia Spa...................................    13,000      143,783
                                                                 -----------
                                                                     584,313
                                                                 -----------

Japan -- 8.80%
Acom Co., Ltd........................................     1,000       73,818
Bank of Tokyo-Mitsubushi Ltd.........................    15,000      149,343
Benesse Corp.........................................     3,600      133,660
Canon, Inc...........................................     8,000      280,210
Fuji Photo Film Co., Ltd.............................     7,000      292,995
Fujitsu..............................................     5,000       73,730
Honda Motor Co.......................................    12,000      447,636
Hoya Corp............................................     2,000      147,110
Ito Yokado Co., Ltd..................................     4,000      199,650
Kao Corp.............................................     4,000      116,287
Minebea Co., Ltd.....................................    27,000      250,140
Mitsubishi Estate Co., Ltd...........................    25,000      267,075
Mizuho Holding, Inc..................................        56      347,180
Nippon Telegraph & Telephone Corp....................        44      317,093
Nomura Securities Co., Ltd...........................    24,000      431,874
Orix Corp............................................     5,900      592,067
Rohm Co..............................................       900      171,016
Secom Co., Ltd.......................................     2,000      130,473
Sony Corp............................................     5,800      401,226
Takeda Chemical Industries...........................     5,000      295,972
TDK Corp.............................................     3,000      292,119
West Japan Railway Co................................        30      132,662
                                                                 -----------
                                                                   5,543,336
                                                                 -----------

Netherlands -- 2.91%
ABN AMRO Holdings NV.................................    16,600      377,485
Aegon NV.............................................     6,806      281,549
Elsevier NV..........................................    16,600      244,072
ING Groep NV.........................................        58        4,633
Philips Electronics NV...............................    12,067      442,084
TNT Post Group NV....................................    10,137      245,173
Wolters Kluwer NV....................................     8,689      236,910
                                                                 -----------
                                                                   1,831,906
                                                                 -----------

Portugal -- 0.60%
EDP Electricidade de Portugal S.A....................   115,000      380,065
                                                                 -----------

Singapore -- 0.52%
DBS Group Holdings Ltd...............................    13,000      146,943
Singapore Press Holdings Ltd.........................    12,046      177,842
                                                                 -----------
                                                                     324,785
                                                                 -----------

Spain -- 1.94%
Altadis S.A..........................................    27,724      429,495
Banco Popular Espanol S.A............................     7,099      247,280
Banco Santander Central Hispano S.A..................    24,155      258,541
Endesa S.A...........................................     7,814      133,158
Telefonica S.A. (b)..................................     9,171      151,547
                                                                 -----------
                                                                   1,220,021
                                                                 -----------

Sweden -- 1.56%
Electrolux AB, B Shares..............................    14,950      194,094
Investor AB, B Shares................................    14,170      211,750
Nordea AB............................................    49,390      374,266
Swedish Match AB.....................................    51,990      202,770
                                                                 -----------
                                                                     982,880
                                                                 -----------

Switzerland -- 3.56%
Nestle S.A. (Reg.)...................................       119      277,581
Novartis AG (Reg.)...................................       240      424,314
Roche Holding AG (Gen.)..............................        56      570,540
Swiss Reinsurance Co. (Reg.).........................       170      407,559
Swisscom AG (Reg.)...................................       750      195,079
Zurich Financial Services AG.........................       608      366,563
                                                                 -----------
                                                                   2,241,636
                                                                 -----------

United Kingdom -- 11.19%
Barclays PLC.........................................     5,000      154,759
British Land Company PLC.............................    22,000      156,103
British Telecommunications PLC.......................    31,000      264,882
Diageo PLC...........................................    46,630      522,422
Dixons Group PLC.....................................    26,000       86,999
FKI PLC..............................................    83,405      274,100
Hanson PLC...........................................    35,000      239,980
HSBC Holdings PLC....................................    22,000      323,708
International Power PLC..............................    50,500      189,348
Invensys PLC.........................................    82,000      191,700
Lattice Group PLC (b)................................   147,000      331,581
Lloyds TSB Group PLC.................................    34,220      361,916
Marconi PLC..........................................    18,000      193,329
Northern Foods PLC...................................    53,000      109,257
Nycomed Amersham PLC.................................    57,000      474,695
Powergen PLC.........................................    49,000      462,603
Prudential Corp. PLC.................................    19,000      305,678
Reckitt Benckiser PLC................................    12,000      165,275
Rentokil Initial PLC.................................    53,800      185,648
RMC Group PLC........................................    15,000      131,978
Scottish & Southern Energy PLC.......................    40,650      376,485
Tesco PLC............................................    77,250      314,744
The Great Universal Stores PLC.......................    49,000      384,648
Trinity Mirror PLC...................................    21,175      144,318
United News & Media PLC..............................    24,000      304,737
Vodafone Group PLC...................................   107,188      393,090
                                                                 -----------
                                                                   7,043,983
                                                                 -----------
Total International Equities.........................             30,106,436
                                                                 -----------
Total Equities (Cost $53,543,707)....................             59,413,550
                                                                 -----------

================================================================================

                Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                         Shares      Value
                                        --------  -----------
Short-Term Investments -- 1.30%
Investment Companies -- 1.30%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $817,830)......................  817,830  $   817,830
                                                  -----------
Total Investments
  (Cost $54,361,537) -- 95.68% (a).....            60,231,380
Cash and other assets,
  less liabilities -- 4.32%............             2,720,043
                                                  -----------
Net Assets -- 100%.....................           $62,951,423
                                                  ===========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $54,361,537; and net unrealized appreciation consisted of:


          Gross unrealized appreciation.........................   $11,050,716
          Gross unrealized depreciation.........................    (5,180,873)
                                                                   -----------
               Net unrealized appreciation......................   $ 5,869,843
                                                                   ===========

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                                                                 Settlement      Local     Current     Unrealized
                                                                                    Date       Currency     Value      Gain/(Loss)
                                                                                 ----------   ----------  -----------  ------------
            Forward Foreign Currency Buy Contracts:
            Australian Dollar.................................................     06/01/01    4,650,000  $ 2,586,710  $   154,109
            Canadian Dollar...................................................     06/01/01    5,100,000    3,404,108       92,355
            Euro..............................................................     06/01/01   11,900,000   11,236,274    1,098,482
            Japanese Yen......................................................     06/01/01   58,000,000      520,236      (19,425)
            New Zealand Dollar................................................     06/01/01    3,100,000    1,374,083      135,261
            Swiss Francs......................................................     06/01/01      750,000      468,358       16,591

            Forward Foreign Currency Sale Contracts:
            British Pound.....................................................     06/01/01    3,500,000    5,237,404     (304,819)
            Canadian Dollar...................................................     06/01/01      500,000      333,736       (4,281)
            Euro..............................................................     06/01/01    1,350,000    1,274,704      (52,854)
            Hong Kong Dollar..................................................     06/01/01    5,000,000      642,143          310
            Japanese Yen......................................................     06/01/01  645,000,000    5,785,382      196,367
            Swiss Francs......................................................     06/01/01      750,000      468,358      (45,346)
                                                                                                                       -----------
                  Total.......................................................                                         $ 1,266,750
                                                                                                                       ===========

================================================================================

                See accompanying notes to financial statements.

Global Technology Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its performance inception on May 31, 2000, the Brinson Global Technology Fund Class I returned -36.08% compared to a-26.34% return of the Morgan Stanley High Tech Index, the Fund's benchmark. The Fund's overweight positions in Internet, telecommunications services, and computer hardware names hurt performance versus its benchmark.

After years of superior gains for technology stock investors, 2000 brought higher volatility and painfully negative performance, reminding investors that technology stocks can decline as well as rise. While technology stocks have always been volatile in the short term, more than a decade had passed without a big down year for major technology-heavy indices such as the Nasdaq Composite and the S&P 500 Technology Sector Index. The year 2000 ended with the Nasdaq Composite Index down over 39%, while the S&P 500 Technology Sector Index dropped more than 40% for the year. Major technology stocks of the decade crumbled in 2000, with Microsoft down 62%, Dell down 65%, Lucent down 79%, Yahoo down 86%, and Amazon down 79%.

The year began with a quarter of continued technology stock gains. By March, the tightening of the capital markets began to threaten the viability of many unprofitable new companies whose future success depended on the continued availability of new low cost capital. Making things worse, many of the lock-up agreements that had prevented stock sales by founders and early investors in recently public companies expired. Many high-flying new economy stocks crashed as the artificial scarcity of shares that had been created in many of the hot IPO stocks was reversed. Although many investors nurtured hopes of a year-end recovery, the fourth quarter showed that what appeared initially to be a valuation-driven correction also involved weak demand and declining business fundamentals. Tight credit, a lengthy election dispute, and a falling stock market combined to weaken consumer confidence during the seasonally strongest shopping period, reducing sales of automobiles, personal computers, and other durable goods. Soft personal computer sales combined with the lack of financing for telecommunications equipment weakened semiconductor component orders, leading to severe declines in semiconductor stocks.

Many technology stocks have declined to levels that discount a recession in the U.S. over the next quarter or two. While current technology stock valuation levels are much more attractive than those we saw just one year ago, the timing of a change in the tone of the market is always uncertain. If the new administration succeeds in giving an immediate stimulus to the economy and truncating the slowdown early in 2001, we would expect technology stock prices to reflect improving economic prospects rather quickly. Providers of high-tech products and services remain ready and able to deliver the productivity-boosting technological innovations that have fuelled the long global economic expansion as soon as consumer confidence and investor confidence return and rekindle demand. Given the current reduced valuation levels and our optimism about the new administration's efforts to stimulate the economy, we remain very positive on the long-term prospects for technology stocks.

================================================================================

Global Technology Fund

--------------------------------------------------------------------------------
[LOGO OF BRINSON]


     Total Return
                                                       6 months      5/31/00*
                                                        ended           to
                                                       12/31/00      12/31/00
-----------------------------------------------------------------------------
Brinson Global Technology Fund Class I                  -40.78%       -36.08%
-----------------------------------------------------------------------------
Brinson Global Technology Fund Class N                  -40.87        -36.18
-----------------------------------------------------------------------------
Morgan Stanley High Tech Index                          -34.23        -26.34
-----------------------------------------------------------------------------

* Performance inception date of the Brinson Technology Fund Class I and Class N

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the Brinson Global Technology Fund Class I and the Morgan Stanley High Tech Index if you had invested $10,000 on May 31, 2000, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Technology Fund Class I
vs. Morgan Stanley High Tech Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                 Brinson Technology   Morgan Stanley
                     Bond Fund        High Tech Index
May 31                10000                10000
Jun 30                10793                11199
Jul 31                10277                10858
Aug 31                11557                12311
Sep 30                 9656                10485
Oct 31                 9083                10231
Nov 30                 6753                 7814
Dec 31                 6392                 7366

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Technology Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)
                                              Percent of
                                              Net Assets
---------------------------------------------------------
 1.    EMC Corp.                                    4.37%
 2.    Xilinx, Inc.                                 4.17
 3.    Tellabs, Inc.                                3.95
 4.    Micron Technology, Inc.                      3.79
 5.    QUALCOMM, Inc.                               3.71
 6.    Palm, Inc.                                   3.61
 7.    Electronic Data Systems Corp.                3.56
 8.    Oracle Corp.                                 3.46
 9.    PeopleSoft, Inc.                             3.21
10.    International Business Machines Corp.        3.14
---------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. EQUITIES

Computers
 Services.....................................................     8.41%
 Software.....................................................    12.50
 Systems......................................................    18.88
                                                                -------
                                                                  39.79

Electronic Components.........................................    22.88

Telecommunications
 Equipment....................................................    10.75
 Services.....................................................     6.06
                                                                -------
                                                                  16.81

Internet Services.............................................     9.19
Services/Miscellaneous........................................     3.92
                                                                -------
   Total U.S. Equities........................................    92.59

INTERNATIONAL EQUITIES
Computer Systems..............................................     0.50%

Electronic Components.........................................     1.59

Telecommunications Equipment..................................     2.63
                                                                -------
    Total International Equities..............................     4.72

SHORT-TERM INVESTMENTS........................................     4.87
                                                                -------
    TOTAL INVESTMENTS.........................................   102.18
LIABILITIES, LESS CASH
 AND OTHER ASSETS.............................................    (2.18)
                                                                -------
NET ASSETS....................................................   100.00%
                                                                =======
--------------------------------------------------------------------------------

================================================================================

               Global Technology Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                            Shares      Value
                                                           --------  ----------
Equities -- 97.31%
U.S. Equities -- 92.59%
ADC Telecom, Inc. (b)...................................       300   $    5,438
Advanced Micro Devices, Inc. (b)........................     1,000       13,812
Agilent Technologies, Inc. (b)..........................       219       11,990
Amazon.com, Inc. (b)....................................     1,500       23,344
America On-Line, Inc. (b)...............................       750       26,100
Amkor Technologies, Inc. (b)............................       500        7,758
Applied Materials, Inc. (b).............................       400       15,275
Atmel Corp. (b).........................................       850        9,881
Automatic Data Processing, Inc..........................       400       25,325
Avici Systems, Inc. (b).................................       400        9,850
Broadcom Corp. (b)......................................       200       16,900
Cisco Systems, Inc. (b).................................       900       34,425
Compaq Computer Corp....................................     1,800       27,090
Computer Associates International, Inc..................       850       16,575
DuPont Photomasks, Inc. (b).............................       150        7,927
Electronic Data Systems Corp............................       750       43,312
EMC Corp. (b)...........................................       800       53,200
Emcore Corp. (b)........................................       300       14,100
eMerge Interactive, Inc. (b)............................     1,500        5,438
Gateway, Inc. (b).......................................       500        8,995
Hewlett-Packard Co......................................     1,150       36,297
I2 Technologies, Inc. (b)...............................       250       13,594
Inprise Corp. (b).......................................     1,400        7,744
Intel Corp..............................................       350       10,587
International Business Machines Corp....................       450       38,250
Intuit, Inc. (b)........................................       850       33,522
Jabil Circuit, Inc. (b).................................       400       10,150
JDS Uniphase Corp. (b)..................................       400       16,675
Juniper Networks, Inc. (b)..............................       100       12,606
KLA-Tencor Corp. (b)....................................       400       13,475
Leap Wireless International, Inc. (b)...................       250        6,250
Lucent Technologies, Inc................................       750       10,125
Micron Technology, Inc. (b).............................     1,300       46,150
Microsoft Corp. (b).....................................       300       13,050
Motorola, Inc...........................................     1,200       24,300
Network Plus Corp. (b)..................................     2,350        5,875
Novellus Systems, Inc. (b)..............................       400       14,375
Oracle Corp. (b)........................................     1,450       42,141
Palm, Inc. (b)..........................................     1,550       43,884
PeopleSoft, Inc. (b)....................................     1,050       39,047
QUALCOMM, Inc. (b)......................................       550       45,203
Safeguard Scientifics, Inc. (b).........................       650        4,306
Solectron Corp. (b).....................................       300       10,170
Sun Microsystems, Inc. (b)..............................     1,250       34,844
Sycamore Networks, Inc. (b).............................       500       18,625
Tellabs, Inc. (b).......................................       850       48,025
Texas Instruments, Inc..................................       700       33,162
Titan Corp. (b).........................................       900       14,625
Transmeta Corp. (b).....................................       500       11,750
Uniroyal Technology Corp. (b)...........................       400        2,500
VerticalNet, Inc. (b)...................................       400        2,663
Winstar Communications, Inc. (b)........................       700        8,181
Xilinx, Inc. (b)........................................     1,100       50,737
Yahoo!, Inc. (b)........................................       900       27,155
                                                                     ----------
Total U.S. Equities.....................................              1,126,778
                                                                     ----------

International Equities -- 4.72%
Canada -- 2.64%
Nortel Networks Corp....................................     1,000       32,063
                                                                     ----------

France -- 0.88%
STMicroelectronics N.V..................................       250       10,703
                                                                     ----------

Singapore -- 0.70%
Flextronics International Ltd. (b)......................       300        8,550
                                                                     ----------

Switzerland -- 0.50%
Logitech International S.A., ADR........................       250        6,063
                                                                     ----------

Total International Equities............................                 57,379
                                                                     ----------
Total Equities (Cost $1,596,761)........................              1,184,157
                                                                     ----------

Short-Term Investments -- 4.87%
Investment Companies -- 4.87%
Chase Vista U.S. Government Money
  Market Fund (Cost $59,258)............................    59,258       59,258
                                                                     ----------

Total Investments
  (Cost $1,656,019) -- 102.18% (a)......................              1,243,415

Liabilities, less cash and
  other assets -- (2.18%)...............................                (26,490)
                                                                     ----------
Net Assets -- 100%......................................             $1,216,925
                                                                     ==========
NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,656,019; and net unrealized depreciation consisted of:

         Gross unrealized appreciation..................    $  51,862
         Gross unrealized depreciation..................     (464,466)
                                                            ---------
             Net unrealized depreciation................    $(412,604)
                                                            =========

(b) Non-income producing security

================================================================================

                See accompanying notes to financial statements.

Global Biotech Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its performance inception on June 30, 2000, the Brinson Global Biotech Fund Class I has provided a return of -6.40%, compared to a -10.86% return of its benchmark, the Nasdaq Biotech Index.

Despite year-end volatility caused by general fears about the U.S. economy, the biotechnology sector ended 2000 with big gains. For 2000, the AMEX and Nasdaq Biotech Index returns were 62% and 23%, respectively. Biotech was in-line with the pharmaceutical sector (Amex Pharmaceutical Index, up 28%), and outperformed the general market (S&P500, down 9%) the small caps market (Russell 2000, down 3%) and the technology sector (Morgan Stanley High Tech, down 27%). Fuel for the biotechnology rally had been increasing for a few years as more biotechnology drugs began to work in humans.

However, the spark that set-off the year 2000 biotech rally was Celera's announcement on its progress in mapping the sequence of the first human genome. During the first quarter, unbridled enthusiasm carried investors away until political squabbles over the commercial use of the first sequence popped the bubble in March. Despite volatility, the biotech sector had positive gains in the first, second and third quarters. Excess supply, a few missed revenue expectations, and political uncertainty overshadowed the fabulous data presented at medical meetings during the fourth quarter, resulting in a year-end decline-- but also a return to rational investing. During 2000, 297 of 615 publicly traded biotechnology and related stocks had positive returns. In general, investors broadened their interest in biotechnology companies, however eschewing micro capitalization biotech and related stocks, i.e. stocks with a market capitalization of less than USD 0.25 billion. The year 2000 average return of the 37 large capitalization biotech and related stocks was 79%, with 33 having positive returns. The average return of the 73 mid capitalization biotech stocks was 104%, with 62 having positive returns. The average return of the 140 small capitalization biotech stocks was 44%, with 81 having positive returns. By contrast, the average return of the 362 micro cap biotech stocks was -9%, with only 119 showing positive returns.

In 2001, the biotech industry will continue to mature as more companies generate sales and reach profitability. With more than 800 products in clinical trial development, we expect many research breakthroughs in the next few years, particularly in the treatment of cancer, genomics, and diagnostics. In the interim, we expect continued consolidation in this industry. Pharmaceutical companies and large biotechs will keep buying smaller biotechs. Momentum players will come and go in this sector and contribute to short-term volatility, but they will have little impact on the promising long-term picture that is developing in this area.

================================================================================

Global Biotech Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return

                                                                        6/30/00*
                                                                           to
                                                                        12/31/00
--------------------------------------------------------------------------------
Brinson Global Biotech Fund Class I                                       -6.40%
--------------------------------------------------------------------------------
Brinson Global Biotech Fund Class N                                       -6.49
--------------------------------------------------------------------------------
Nasdaq Biotech Index                                                     -10.86
--------------------------------------------------------------------------------
* Performance inception date of the Brinson Global Biotech Fund Class I and Class N is 6/30/00.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the Brinson Global Biotech Fund Class I and the Nasdaq Biotech Index if you had invested $10,000 on June 30, 2000, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Biotech Fund Class I
vs. Nasdaq Biotech Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                    Brinson Biotechnology Fund       NASDAQ Biotech Index
 6/30/2000                    $10,000                      $10,000
 7/31/2000                    $ 9,205                      $ 9,234
 8/31/2000                    $11,151                      $11,202
 9/30/2000                    $11,275                      $10,809
10/31/2000                    $10,439                      $ 9,930
11/30/2000                    $ 8,742                      $ 8,620
12/31/2000                    $ 9,360                      $ 8,914

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Biotech Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)

                                                            Percent of
                                                            Net Assets
----------------------------------------------------------------------
 1. Amgen, Inc.                                                 8.34%
 2. Idec Pharmaceuticals Corp.                                  6.18
 3. Applera Corp. - Applied Biosystems Group                    5.02
 4. Serono S.A.                                                 4.75
 5. Millennium Pharmaceuticals, Inc.                            4.58
 6. Genentech, Inc.                                             4.35
 7. Immunex Corp.                                               3.97
 8. Human Genome Sciences, Inc.                                 3.29
 9. Waters Corp.                                                3.22
10. Genzyme General                                             3.20
----------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. EQUITIES
 Biomedical......................................................      20.16%
 Gene............................................................       2.50
 Health: Drugs...................................................      13.41
 Health:Non-Drugs................................................       2.07
 Medical Products................................................       4.23
 Technology......................................................       3.22
 Therapeutics....................................................      10.53
 Research and Development........................................      20.68
                                                                    --------
    Total U.S. Equities..........................................      76.80

INTERNATIONAL EQUITIES

 Computer Systems................................................       0.89%
 Chemicals.......................................................       0.30
 Gene............................................................       2.92
 Health: Drugs...................................................       8.66
 Research &Development...........................................       2.62
 Technology......................................................       0.62
 Therapeutics....................................................       1.33
                                                                    --------
    Total International Equities.................................      17.34

SHORT-TERM INVESTMENTS...........................................       3.90
                                                                    --------
    TOTAL INVESTMENTS............................................      98.04
CASH AND OTHER ASSETS,
 LESS LIABILITIES................................................       1.96
                                                                    --------
NET ASSETS.......................................................     100.00%
                                                                    ========

================================================================================

                Global Biotech Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Shares       Value
Equities -- 94.14%                                       --------   ----------
U.S. Equities -- 76.80%
Abgenix, Inc. (b).....................................      600     $   35,438
Alexion Pharmaceuticals, Inc. (b).....................      100          6,494
Alza Corp. (b)........................................      500         21,250
Amgen, Inc. (b).......................................    2,200        140,662
Applera Corp-Applied Biosystems Group.................      900         84,656
Applera Corp-Celera Genomics Group (b)................      400         14,375
Avigen, Inc. (b)......................................      200          4,150
Biogen, Inc. (b)......................................      400         24,025
Celgene Corp. (b).....................................      250          8,125
Cell Therapeutics, Inc. (b)...........................      750         33,797
Cephalon, Inc. (b)....................................      350         22,159
COR Therapeutics, Inc. (b)............................      350         12,316
Corixa Corp. (b)......................................      200          5,575
Cryolife, Inc. (b)....................................      225          6,806
CV Therapeutics, Inc. (b).............................      400         28,300
Digene Corp. (b)......................................      250         11,172
Genentech, Inc. (b)...................................      900         73,350
GenVec, Inc. (b)......................................       50            475
Genzyme General (b)...................................      600         53,962
Gilead Sciences, Inc. (b).............................      300         24,881
Human Genome Sciences, Inc. (b).......................      800         55,450
Idec Pharmaceuticals Corp. (b)........................      550        104,259
ImClone Systems (b)...................................      550         24,200
Immunex Corp. (b).....................................    1,650         67,031
Immunogen, Inc. (b)...................................      100          2,144
Large Scale Biology Corp. (b).........................      400          3,800
Medarex, Inc. (b).....................................      700         28,525
Medicines Company (b).................................      200          4,100
Medimmune, Inc. (b)...................................    1,100         52,456
Millennium Pharmaceuticals, Inc. (b)..................    1,250         77,344
Minimed, Inc. (b).....................................      450         18,914
Myriad Genetics, Inc. (b).............................      150         12,413
NPS Pharmaceuticals Inc. (b)..........................      100          4,800
OSI Pharmaceuticals, Inc. (b).........................      350         28,044
Praecis Pharmaceuticals, Inc. (b).....................      250          7,313
Protein Design Labs, Inc. (b).........................      450         39,094
Quest Diagnostics, Inc. (b)...........................      200         28,400
Scios, Inc. (b).......................................      100          2,225
Texas Biotech Corp. (b)...............................      300          2,577
Titan Pharmaceuticals, Inc. (b).......................      150          5,306
Transkaryotic Therapies,  Inc. (b)....................      700         25,506
Vertex Pharmaceuticals, Inc. (b)......................      500         35,750
Waters Corp. (b)......................................      650         54,275
                                                                    ----------
Total U.S. Equities...................................               1,295,894
                                                                    ----------

International Equities -- 17.34%
Canada -- 1.33%
QLT, Inc. (b).........................................      800     $   22,400
                                                                    ----------

Denmark -- 3.82%
H. Lundbeck A/S.......................................      150         14,717
Novo Nordisk A/S......................................      250         44,812
Novozymes A/S (b).....................................      250          5,000
                                                                    ----------
                                                                        64,529
                                                                    ----------

Germany -- 0.89%
Lion Bioscience AG (b)................................      200         15,075
                                                                    ----------

Israel -- 2.17%
Teva Pharmaceutical Industries........................      500         36,625
                                                                    ----------

Netherlands -- 1.74%
Qiagen N.V. (b).......................................      850         29,405
                                                                    ----------

Spain -- 0.78%
Zeltia S.A. (b).......................................      900         10,520
Zeltia S.A. Bonus Rights (b)..........................      900          2,603
                                                                    ----------
                                                                        13,123
                                                                    ----------

Switzerland -- 5.43%
Actelion Ltd. (b).....................................       25         11,354
Serono S.A. (b).......................................    3,350         80,191
                                                                    ----------
                                                                        91,545
                                                                    ----------

United Kingdom -- 1.18%
Cambridge Antibody Technology Group PLC...............      350         19,867
                                                                    ----------
Total International Equities..........................                 292,569
                                                                    ----------
Total Equities (Cost $1,583,835)......................               1,588,463
                                                                    ----------

Short-Term Investments -- 3.90%
Investment Companies -- 3.90%
Chase Vista U.S. Government Money
  Market Fund (Cost $65,798)..........................   65,798         65,798
                                                                    ----------

Total Investments
  (Cost $1,649,633) -- 98.04% (a).....................               1,654,261

Cash and other assets,
  less liabilities -- 1.96%...........................                  33,071
                                                                    ----------
Net Assets -- 100%....................................              $1,687,332
                                                                    ==========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,649,633; and net unrealized appreciation consisted of:

          Gross unrealized appreciation.........................    $  152,542
          Gross unrealized depreciation.........................      (147,914)
                                                                    ----------
               Net unrealized appreciation......................    $    4,628
                                                                    ==========

(b) Non-income producing security

================================================================================

                See accompanying notes to financial statements.

Global Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its performance inception on July 31, 1993, the Brinson Global Bond Fund Class I has posted an annualized return of 4.89% compared to the 5.41% return of its benchmark, the Salomon Smith Barney World Government Bond Index. In 2000 the Fund recorded a rise of 1.36% compared to the benchmark's return of 1.59%.

Global bonds started the new millennium in the grip of a bear market but by the fourth quarter of the year investor sentiment had turned dramatically, particularly in the U.S. and other dollar bloc markets, and yields fell sharply along the curve. The yields on benchmark 10-year government bonds closed over 50 basis points below their end 1999 levels in Europe and by well over 100 basis points lower in the dollar bloc markets. This improvement in the markets' fortunes was triggered by growing evidence of a rapid slowdown in U.S. economic activity and the realization that official interest rates would peak at lower levels than anticipated earlier in the year. A slowing in economic growth in the major economic blocs also reversed the upward trend in the oil price and dampened any anxieties over a resurgence in inflation. Burgeoning budget surpluses in several countries, most notably the U.S., UK and Sweden, limited the supply of government issuance and helped this sector to outperform corporate and other non-government bonds.

The main reason for the relative outperformance of the Fund in 2000 was the market allocation strategy and specifically the large underweight in Japan. Although yields were little changed on the year, Japanese government bonds suffered from the decision by the Bank of Japan to remove its zero-interest-rate policy in the late summer and underperformed other markets. An underweight in the yen, as well as an overweight in the euro, resulted in currency allocation also benefiting relative performance. However, a negative contribution came from bond management primarily through the exposure to non-government bonds in the U.S. component of the Fund.

================================================================================

Global Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return
                                               6 months    1 year    3 years    5 years    Inception*
                                                ended      ended      ended      ended         to
                                               12/31/00   12/31/00   12/31/00   12/31/00     12/31/00
-----------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class I                 1.81%      1.36%      2.08%      3.39%        4.89%
-----------------------------------------------------------------------------------------------------
Brinson Global Bond Fund Class N                 1.60       0.94       1.78        N/A         1.76
-----------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index      1.56       1.59       3.89       3.10         5.41
-----------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson Global Bond Fund Class I and the Salomon Smith Barney World Government Bond Index is 7/31/93, and inception date of Class N is 6/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class I and the Salomon Smith Barney World Government Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Bond Fund Class I
vs. Salomon Smith Barney World Gov't Bond Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                                 Brinson Global Bond Fund Class I       Salomon Smith Barney World Gov't Bond Index
   7/31/93                                  $1,000,000                                  $1,000,000
  12/31/93                                  $1,038,591                                  $1,041,929
  12/31/94                                  $1,002,396                                  $1,066,185
  12/31/95                                  $1,206,119                                  $1,269,184
  12/31/96                                  $1,318,299                                  $1,315,287
  12/31/97                                  $1,339,835                                  $1,318,469
  12/31/98                                  $1,500,412                                  $1,520,063
  12/31/99                                  $1,406,271                                  $1,455,279
12/31/2000                                  $1,425,362                                  $1,478,485

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

Global Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Asset Allocation
As of December 31, 2000 (Unaudited)
                                                      Current
                                          Benchmark   Strategy
--------------------------------------------------------------
U.S.                                        26.1%      26.1%
Australia                                    0.5        0.0
Austria                                      1.1        4.1
Belgium                                      2.7        0.0
Canada                                       2.8        5.3
Denmark                                      1.1        4.1
Finland                                      0.5        0.0
France                                       7.9       12.5
Germany                                      8.4        6.1
Greece                                       1.0        0.0
Ireland                                      0.3        0.0
Italy                                        8.3        9.8
Japan                                       26.0       12.5
Netherlands                                  2.4        0.0
Portugal                                     0.5        0.0
Spain                                        3.4        6.0
Sweden                                       1.1        2.9
Switzerland                                  0.5        0.0
TIPS                                         0.0        3.9
U.K.                                         5.4        2.4
Euro                                         0.0        4.3
--------------------------------------------------------------
                                           100.0%     100.0%


Currency Allocation

As of December 31, 2000 (Unaudited)
                                                    Current
                                         Benchmark  Strategy
--------------------------------------------------------------
U.S.                                        26.1%      16.1%
Australia                                    0.5        8.5
Canada                                       2.8        4.8
Denmark                                      1.2        1.1
Euro                                        36.4       49.9
Japan                                       26.0       18.0
Sweden                                       1.1        1.1
Switzerland                                  0.5        0.5
U.K.                                         5.4        0.0
--------------------------------------------------------------
                                           100.0%     100.0%

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
-------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Construction.......................................   0.12%
 Consumer...........................................   0.40
 Energy.............................................   0.52
 Financial Services.................................   3.78
 Publishing.........................................   0.27
 Recreation.........................................   0.25
 Retail/Apparel.....................................   0.07
 Services/Miscellaneous.............................   0.76
 Telecommunications.................................   0.61
 Utilities   .......................................   0.33
                                                     ------
    Total U.S. Corporate Bonds                         7.11

Asset-Backed .......................................   1.87
Corporate Mortgage-Backed Securities................   4.87
International Dollar Bonds..........................   1.67
U.S. Government Mortgage-Backed Securities..........   7.34
U.S. Government Obligations                            8.62
                                                     ------
    Total U.S. Bonds................................  31.48

INTERNATIONAL BONDS.................................
Foreign Government Bonds............................  64.19

SHORT-TERM INVESTMENTS..............................   6.31
                                                     ------
    TOTAL INVESTMENTS .............................. 101.98
LIABILITIES, LESS CASH..............................
 AND OTHER ASSETS...................................  (1.98)
                                                     ------
NET ASSETS.......................................... 100.00%
                                                     ======

================================================================================

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                             Face
                                                            Amount       Value
                                                            ------       -----
Bonds -- 95.67%
U.S. Bonds -- 31.48%
U.S. Corporate Bonds -- 7.11%
Boeing Capital Corp., 7.100%,
 due 09/27/05........................................  $    200,000 $   208,269
Capital One Bank, Bank Note, 8.250%,
 due 06/15/05........................................        30,000      30,341
Cendant Corp., 7.750%, due 12/01/03..................       100,000      97,359
Centaur Funding Corp., Class B, 144A,
 0.000%, due 04/21/20 (b)............................           750     136,875
Centex Corp., 9.750%, due 06/15/05...................        45,000      46,117
Federated Department Stores
 6.300%, due 04/01/09................................        25,000      22,718
 8.500%, due 06/01/10................................         5,000       5,223
Florida Power & Light Co., 6.875%,
 due 12/01/05........................................       100,000     102,386
FMR Corp., 144A, 7.570%, due 06/15/29................       100,000     100,655
KeySpan Corp., 7.625%, due 11/15/10..................        40,000      42,501
KFW International Finance, 1.000%,
 due 12/20/04.....................................JPY   120,000,000   1,059,878
Lilly Del Mar, 144A, 7.717%,
 due 08/01/29........................................  $    150,000     155,266
News America Holdings, 7.750%,
 due 12/01/45........................................       120,000     103,570
Nisource Finance Corp., 144A, 7.875%,
 due 11/15/10........................................        55,000      57,779
Sempra Energy, 7.950%, due 03/01/10..................       100,000      97,335
Southern California Edison, 7.200%,
 due 11/03/03........................................       100,000      85,781
USA Waste Services, 7.000%,
 due 10/01/04........................................       300,000     293,869
Verizon Global Funding Corp., 144A,
 7.750%, due 12/01/30................................       100,000     101,752
                                                                    -----------
                                                                      2,747,674
                                                                    -----------

Asset-Backed Securities -- 1.87%
Comed Transitional Funding Trust, 98-1,
 Class A7, 5.740%, due 12/25/10......................       370,000     359,022
Vanderbilt Mortgage Finance, 98-B,
 Class 1A2, 6.120%, due 05/07/09.....................       362,039     361,221
                                                                     ----------
                                                                        720,243
                                                                     ----------

Corporate Mortgage-Backed Securities -- 4.87%
DLJ Commercial Mortgage Corp., 99-CG2,
 Class A1B, 7.180%, due 08/10/10.....................       140,000     146,635
DVI Receivables Corp., 6.808%,
 due 03/12/04........................................        35,000      35,304
GE Capital Mortgage Services, Inc., 93-7F,
 Class FA3, 6.500%, due 09/25/08.....................        46,137      45,895
Heller Financial Commercial Mortgage
 Assets, 99-PH1, Class A1, 6.500%,
 due 05/15/31........................................       372,433     376,685
PNC Mortgage Securities Corp., 94-3,
 Class A8, 7.500%, due 07/25/24......................       190,000     195,281
Prudential Home Mortgage Securities,
 93-43, Class A9, 6.750%, due 10/25/23...............       189,489     188,553
Prudential Home Mortgage Securities,
 96-7, Class A4, 6.750%, due 06/25/11................       150,000     149,406
Residential Asset Securitization Trust,
 97-A7, Class A1, 7.500%, due 09/25/27...............  $        375  $      375
Residential Asset Securitization Trust,
 98-A1, Class A1, 7.000%, due 03/25/28...............        50,708      50,473
Residential Accredit Loans, Inc., 98-QS4,
 Class AI5, 7.000%, due 03/25/28.....................       400,000     396,214
Structured Asset Securities Corp., 98-RF2,
 8.582%, due 07/15/27................................       265,675     293,246
                                                                     ----------
                                                                      1,878,067
                                                                     ----------
International Dollar Bonds -- 1.67%
Credit Suisse-London, 144A, Resettable
 Perpetual Preferred, 7.900%.........................       250,000     240,835
Korea Development Bank, 7.125%,
 due 09/17/01........................................       150,000     150,267
State of Qatar, 144A, 9.750%,
 due 06/15/30........................................        80,000      80,000
United Mexican States Global,
 9.875%, due 02/01/10................................       160,000     171,680
                                                                     ----------
                                                                        642,782
                                                                     ----------
U.S. Government Mortgage-Backed
Securities -- 7.34%
Fannie Mae Whole Loan, 95-W3, Class A,
 9.000%, due 04/25/25................................         7,079       7,352
Federal Home Loan Mortgage Corp.,
 7.000%, due 10/15/13................................        68,215      69,353
Federal Home Loan Mortgage Corp., Gold
 5.500%, due 02/01/07................................        38,289      37,183
 8.500%, due 07/01/30................................       175,811     181,147
 9.000%, due 07/01/30................................       129,139     133,405
Federal National Mortgage Association
 6.500%, due 03/01/19................................       111,012     110,253
 6.875%, due 09/15/10................................        90,000      95,950
 7.000%, due 03/01/29................................        24,531      24,590
 7.125%, due 06/15/10................................       295,000     319,444
 7.500%, due 01/12/30................................       680,000     689,138
 8.000%, due 01/01/31................................       600,000     613,687
Government National Mortgage Association
 7.000%, due 08/15/24................................       309,820     312,336
 7.000%, due 07/15/25................................        43,921      44,273
 7.500%, due 08/15/23................................        53,183      54,325
 7.500%, due 12/15/23................................        81,800      83,584
 7.500%, due 01/15/24................................        55,459      56,634
                                                                     ----------
                                                                      2,832,654
                                                                     ----------
U.S. Government Obligations -- 8.62%
U.S. Treasury Inflation Indexed Note
 3.625%, due 04/15/28................................       280,000     295,590
 3.875%, due 04/15/29................................     1,390,000   1,508,254
U.S. Treasury Note
 5.625%, due 05/15/08................................        90,000      92,445
 5.750%, due 08/15/03................................       170,000     172,524
 6.125%, due 12/31/01................................       555,000     558,352
 6.625%, due 02/15/27................................       540,000     616,631
 7.000%, due 07/15/06................................        35,000      38,105
 7.500%, due 02/15/05................................        40,000      43,504
                                                                     ----------
                                                                      3,325,405
                                                                     ----------
Total U.S. Bonds.....................................                12,146,825
                                                                     ----------

================================================================================

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                       Face
                                                      Amount       Value
                                                    ---------- -----------
International Bonds -- 64.19%
Austria -- 3.86%
Republic of Austria
  4.125%, due 01/15/14.......................EUR      550,000  $   453,691
  4.300%, due 07/15/03..........................      750,000      699,229
  5.500%, due 01/15/10..........................      350,000      336,507
                                                               -----------
                                                                 1,489,427
                                                               -----------
Canada -- 5.23%
Government of Canada
  5.500%, due 06/01/09.......................CAD      710,000      475,927
  6.000%, due 06/01/08..........................      970,000      669,274
Province of Ontario
  6.100%, due 11/19/10..........................      700,000      476,359
  7.500%, due 01/19/06..........................      550,000      397,249
                                                               -----------
                                                                 2,018,809
                                                               -----------
Denmark -- 7.16%
City of Copenhagen, 6.250%,
  due 03/15/01...............................DKK    2,400,000      302,130
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09.......................EUR    1,280,000    1,228,828
Great Belt, 7.000%, due 09/02/03.............DKK    2,800,000      366,395
Kingdom of Denmark
  7.000%, due 11/15/07..........................    1,950,000      272,391
  7.000%, due 11/10/24..........................    2,500,000      374,218
  8.000%, due 11/15/01..........................    1,700,000      218,565
                                                               -----------
                                                                 2,762,527
                                                               -----------
France -- 11.34%
Government of France (OAT)
  6.500%, due 10/25/06.......................EUR      325,000      334,445
  7.500%, due 04/25/05..........................    1,530,000    1,603,838
  8.500%, due 04/25/23..........................    1,150,000    1,508,757
  9.500%, due 01/25/01..........................      990,000      931,601
                                                               -----------
                                                                 4,378,641
                                                               -----------
Germany -- 6.21%
Bundesobligation 118,
  5.250%, due 02/21/01..........................      390,000      366,298
Bundesrepublik Deutschland
  6.000%, due 07/04/07..........................    1,420,000    1,424,293
  6.000%, due 06/20/16..........................      350,000      361,146
International Bank for Reconstruction an
  Development, 7.125%, due 04/12/05.............      470,000      243,606
                                                               -----------
                                                                 2,395,343
                                                               -----------
Italy -- 9.27%
Republic of Italy
  3.250%, due 04/15/04..........................    2,060,000    1,854,323
  6.500%, due 11/01/27..........................      380,000      391,033
  7.750%, due 11/01/06..........................    1,245,000    1,330,870
                                                               -----------
                                                                 3,576,226
                                                               -----------
Japan -- 10.78%
Government of Japan
  2.200%, due 09/21/20.......................JPY   29,000,000      250,410
  4.400%, due 03/21/05..........................  190,000,000    1,908,153
  4.600%, due 03/21/05..........................  160,000,000    1,617,359
International Bank for Reconstruction &
  Development, 2.000%, due 02/18/08.............   42,000,000      386,532
                                                               -----------
                                                                 4,162,454
                                                               -----------
Spain -- 5.44%
Government of Spain
  3.250%, due 01/31/05.......................EUR      860,000  $   765,998
  6.000%, due 01/31/08..........................    1,350,000    1,335,184
                                                               -----------
                                                                 2,101,182
                                                               -----------
Sweden -- 2.67%
Government of Sweden
  6.750%, due 05/05/14.......................SEK    2,975,000      369,785
  10.250%, due 05/05/03.........................    5,510,000      659,430
                                                               -----------
                                                                 1,029,215
                                                               -----------
United Kingdom -- 2.23%
U.K. Treasury
  5.750%, due 12/07/09...................... GBP      350,000      554,987
  8.500%, due 12/07/05..........................      180,000      307,444
                                                               -----------
                                                                   862,431
                                                               -----------
Total International Bonds.......................                24,776,255
                                                               -----------
Total Bonds (Cost $38,186,442)..................                36,923,080
                                                               -----------
                                                    Shares
                                                  ----------
Short-Term Investments -- 6.31%
Investment Companies -- 6.31%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $2,437,235).............................    2,437,235    2,437,235
                                                               -----------
Total Investments
  (Cost $40,623,677) -- 101.98% (a).............                39,360,315

Liabilities, less cash and
  other assets -- (1.98%).......................                  (764,280)
                                                               -----------
Net Assets -- 100%..............................               $38,596,035
                                                               ===========

               See accompanying notes to schedule of investments.

================================================================================

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $40,623,677; and net realized depreciation consisted of:

       Gross unrealized appreciation...................................................  $    527,714
       Gross unrealized depreciation...................................................    (1,791,076)
                                                                                         ------------
            Net unrealized depreciation................................................  $ (1,263,362)
                                                                                         ============

(b) Non-income producing security

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 2000.
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $873,162 or 2.26% of net assets.
Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                            Settlement     Local       Current    Unrealized
                                               Date      Currency       Value     Gain/(Loss)
                                            ----------  -----------  ----------  ------------
Forward Foreign Currency Buy Contracts:
Australian Dollar.........................    03/01/01    5,950,000  $ 3,307,724   $ (86,077)
British Pound.............................    03/01/01      110,000      164,479       2,724
Canadian Dollar...........................    03/01/01    3,200,000    2,132,992      36,304
Euro......................................    03/01/01    4,650,000   14,579,925     210,964
Japanese Yen..............................    03/01/01  348,745,000    3,082,675    (217,849)

Forward Foreign Currency Sale Contracts:
British Pound.............................    03/01/01      630,000      942,014      (3,881)
Canadian Dollar...........................    03/01/01    3,400,000    2,266,304       9,705
Danish Krone..............................    03/01/01    9,100,000    1,146,736     (46,373)
Euro......................................    03/01/01      900,000      847,186     (39,466)
Japanese Yen..............................    03/01/01  159,000,000    1,406,291     106,820
Swedish Krona.............................    03/01/01    5,600,000      595,802      12,960
                                                                                   ---------
     Total................................                                         $ (14,169)
                                                                                   =========

================================================================================

                See accompanying notes to financial statements.

U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

The Brinson U.S. Balanced Fund Class I has produced an annualized return of 10.48% since its performance inception on December 31, 1994. Its benchmark, the U.S. Balanced Mutual Fund Index, provided an annual return of 15.88% over the same time period. In 2000, the Fund returned 12.49%, which was substantially above the benchmark return of -3.26%.

The equity component of the Fund was well positioned during 2000 to take advantage of market mispricing, especially of young technology companies that began to converge to fair value. The underweight to size and orientation toward value characteristics were rewarded, as were the industry underweights to technology and telecommunications and the overweights to utilities, financials, and transportation stocks. In fixed income, Treasury Inflation Protected Securities (TIPS) benefited from both the market rally in the long end of the yield curve from Treasury repurchases, as well as flattering inflation results and attractive real yields for much of the year. Asset-backed and longer-term agency bonds outperformed conventional bonds for the year, but the U.S. high yield market suffered from poor investor acceptance and an overemphasis on credit risk; both factors influenced the run-up in yields and worse returns in this sector in 2000.

Security selection was again the primary determinant of the substantial added value in the Fund this year. U.S. equities provided the bulk of this performance via the underweight to technology stocks and the overweight to the more traditional sectors detailed above. Equities were assisted by the emphasis on the spread sectors in U.S. fixed income. Market allocation was also positive for the year, powered by the fixed income overweight and equity underweight on a passive basis. The overweight to high yield and the underweight to the actively managed equity fund (with significant security selection benefits), however, mitigated some of the positive results.

The strategy continues to underweight equities and overweight fixed income, but the degree of the relative weights has lessened as U.S. equities have become more attractively priced. The equity underweight is now 15% smaller than at the start of the year, with the bulk of the reallocation drawing from U.S. bonds and only a small decrease in TIPS. Opportunities in high yield are becoming increasingly compelling, but concerns regarding credit risks in a softening economy have encouraged us to only maintain the Fund's overweight in that asset class.

================================================================================

U.S. Balanced Fund


--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return

                                               6 months        1 year         3 years         5 years        Inception*
                                                ended           ended          ended           ended             to
                                               12/31/00       12/31/00       12/31/00        12/31/00         12/31/00
---------------------------------------------------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class I               9.22%         12.49%          4.78%           7.71%           10.48%
---------------------------------------------------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class N               9.17          12.16           4.50             N/A             5.50
---------------------------------------------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**               -4.11          -3.26           9.65           13.35            15.88
---------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                           7.38          11.59           6.35            6.45             8.37
---------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                            -10.14         -10.89          10.76           16.68            19.76
---------------------------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Balanced Fund Class I and of each of the indices is 12/31/94 and inception date of Class N is 6/30/97.

** An unmanaged index compiled by the Advisor, constructed as follows: 65%
   Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class I, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Balanced Fund Class I vs. U.S. Balanced Mutual Fund Index, Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index
Wealth Value with Dividends Reinvested


                                    [GRAPH]

                    Brinson U.S. Balanced    U.S. Balanced Fund Index    Wilshire 5000 Index   Salomon Smith Barney BIG Bond Index
                         Fund Class I
  12/31/94                $1,000,000                $1,000,000                $1,000,000                  $1,000,000
  12/31/95                $1,254,813                $1,294,523                $1,364,511                  $1,185,544
  12/31/96                $1,396,859                $1,487,401                $1,653,954                  $1,228,533
  12/31/97                $1,581,464                $1,836,885                $2,171,479                  $1,346,727
  12/31/98                $1,738,302                $2,183,183                $2,680,268                  $1,464,146
  12/31/99                $1,617,539                $2,503,324                $3,311,735                  $1,451,830
12/31/2000                $1,818,946                $2,421,782                $2,950,953                  $1,620,131

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Balanced Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy........................................     0.92%
Capital Investment
 Capital Goods................................     2.24
 Electronic Components........................     2.99
 Technology...................................     0.71
                                                 ------
                                                   5.94
Basic Industries
 Chemicals....................................     1.44
 Housing/Paper................................     1.03
 Metals.......................................     1.00
                                                 ------
                                                   3.47
Computers
 Software.....................................     0.44
 Systems......................................     0.78
                                                 ------
                                                   1.22
Consumer
 Autos/Durables...............................     0.98
 Food/House Products..........................     1.26
 Health: Drugs................................     3.15
 Health: Non-Drugs............................     3.67
 Leisure/Tourism..............................     0.67
 Non-Durables.................................     0.29
 Retail/Apparel...............................     2.78
                                                 ------
                                                  12.80
Financial
 Banks........................................     3.89
 Non-Banks....................................     3.27
                                                 ------
                                                   7.16
Telecommunications
 Equipment....................................     0.17
 Services.....................................     2.05
                                                 ------
                                                   2.22

Transportation................................     2.85%
Services/Miscellaneous........................     3.46
Utilities.....................................     2.17
                                                 ------
    Total U.S. Equities.......................    42.21*

U.S. BONDS
Corporate Bonds
 Airlines.....................................     0.42
 Building Materials...........................     0.43
 Consumer.....................................     0.15
 Financial Services...........................     0.64
 Retail/Apparel...............................     0.22
 Technology...................................     0.40
 Telecommunications...........................     1.23
 Utilities....................................     0.62
                                                 ------
    Total U.S. Corporate Bonds................     4.11

Asset-Backed..................................     1.54
Corporate Mortgage-Backed Securities..........     1.33
International Dollar Bonds....................     1.10
U.S. Gov't. Mortgage-Backed Securities........    13.80
U.S. Government Obligations...................    28.87
                                                 ------
    Total U.S. Bonds..........................    50.75*

SHORT-TERM INVESTMENTS........................     8.08*
                                                 ------
    TOTAL INVESTMENTS.........................   101.04
LIABILITIES, LESS
 CASH AND OTHER ASSETS........................    (1.04)
                                                 ------
NET ASSETS....................................   100.00%
                                                 ======
--------------------------------------------------------------------------------
*The Fund held a long position in U.S. Treasury futures on December 31, 2000 which increased U.S. Bond exposure from 50.75% to 55.12%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 42.21% to 39.39%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 8.08% to 6.53%.


  Asset Allocation

As of December 31, 2000 (Unaudited)
                                                            Current
                                              Benchmark    Strategy
----------------------------------------------------------------------
U.S. Equities                                    65%         40%
U.S. Bonds                                       35          60
----------------------------------------------------------------------
                                                100%        100%



  Top Ten U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                                       Percent of
                                                       Net Assets
--------------------------------------------------------------------
 1. Allergan, Inc.                                         1.55%
 2. Burlington Northern Santa Fe Corp.                     1.53
 3. Wells Fargo and Co.                                    1.31
 4. Electronic Data Systems Corp.                          1.17
 5. FedEx Corp.                                            1.11
 6. Freddie Mac                                            1.04
 7. Masco Corp.                                            1.00
 8. GPU, Inc.                                              0.96
 9. Alza Corp.                                             0.93
10. First Data Corp.                                       0.91
--------------------------------------------------------------------

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Shares          Value
                                                  ---------       ----------

U.S. Equities -- 42.21%
Advanced Micro Devices, Inc. (b).................     6,500       $   89,781
Allergan, Inc....................................     1,900          183,944
Alza Corp. (b)...................................     2,600          110,500
American General Corp............................       700           57,050
American Standard Cos., Inc. (b).................     1,000           49,312
Baxter International, Inc........................     1,200          105,975
Burlington Northern Santa Fe Corp................     6,400          181,200
Cardinal Health, Inc.............................       800           79,700
Carnival Corp., Class A..........................     2,600           80,112
Chase Manhattan Corp.............................     1,300           59,069
CIGNA Corp.......................................       800          105,840
Citigroup, Inc...................................       686           35,029
Clear Channel Communications (b).................       700           33,906
CMS Energy Corp..................................     1,200           38,025
CommScope, Inc. (b)..............................     1,200           19,875
Compaq Computer Corp.............................     4,000           60,200
Computer Sciences Corp. (b)......................       200           12,025
Compuware Corp. (b)..............................     5,600           35,000
COR Therapeutics, Inc. (b).......................     1,000           35,188
Dow Chemical Co..................................     1,000           36,625
Eastman Chemical Co..............................       400           19,500
Electronic Data Systems Corp.....................     2,400          138,600
Emerson Electric Co..............................     1,300          102,456
Entergy Corp.....................................     1,000           42,313
Exelon Corp......................................       900           63,189
Exxon Mobil Corp.................................       800           69,550
Federated Department Stores, Inc. (b)............       900           31,500
FedEx Corp. (b)..................................     3,300          131,868
First Data Corp..................................     2,058          108,431
FleetBoston......................................     2,005           75,313
Freddie Mac......................................     1,800          123,975
Gateway, Inc. (b)................................     1,800           32,382
GATX Corp........................................       500           24,938
General Mills, Inc...............................     1,600           71,300
Genzyme General (b)..............................       800           71,950
GPU, Inc.........................................     3,100          114,119
GreenPoint Financial Corp........................     2,400           98,250
Household International, Inc.....................     1,200           66,000
Illinois Tool Works, Inc.........................     1,700          101,256
IMC Global, Inc..................................     2,700           42,019
Johnson & Johnson Co.............................       900           94,556
Johnson Controls, Inc............................       400           20,800
Kimberly-Clark Corp..............................       500           35,345
Kroger Co. (b)...................................     1,700           46,006
Lear Corp. (b)...................................     1,800           44,662
Lincoln National Corp............................       500           23,656
LSI Logic Corp. (b)..............................     2,000           34,180
Lyondell Chemical Co.............................     1,600           24,500
Martin Marietta Materials, Inc...................     1,036           43,823
Masco Corp.......................................     4,600          118,162
Mattel, Inc......................................     5,000           72,200
Mead Corp........................................     1,200           37,650
Microsoft Corp. (b)..............................     1,200           52,200
Motorola, Inc....................................     2,415           48,904
National Semiconductor Corp. (b).................     2,700       $   54,337
New York Times Co................................       600           24,038
Newell Rubbermaid, Inc...........................     2,600           59,150
Nextel Communications, Inc. (b)..................     2,800           69,300
Pentair, Inc.....................................     1,400           33,863
PepsiCo, Inc.....................................       700           34,694
PNC Financial Services Corp......................     1,000           73,062
Praxair, Inc.....................................     1,100           48,812
Raytheon Co., Class B............................     1,800           55,912
Sara Lee Corp....................................     3,200           78,600
SBC Communications, Inc..........................     2,100          100,275
SCI Systems, Inc. (b)............................     1,000           26,375
St. Jude Medical, Inc. (b).......................       500           30,719
Target Corp......................................     1,600           51,600
Tellabs, Inc. (b)................................     1,300           73,450
Texas Instruments, Inc...........................     1,000           47,375
Ultramar Diamond Shamrock Corp...................     1,290           39,829
UnitedHealth Group, Inc..........................     1,600           98,200
Viad Corp........................................     1,200           27,600
W.W. Grainger, Inc...............................     1,400           51,100
Wal-Mart Stores, Inc.............................     1,300           69,062
Wells Fargo and Co...............................     2,800          155,925
XL Capital Ltd...................................       500           43,688
York International Corp..........................     1,000           30,688
                                                                  ----------
Total U.S. Equities (Cost $4,662,457)............                  5,011,563
                                                      Face        ----------
                                                     Amount
                                                     ------
U.S. Bonds -- 50.75%
U.S. Corporate Bonds -- 4.11%
Capital One Bank, Bank Note,
  8.250%, due 06/15/05...........................  $ 25,000           25,284
Florida Power & Light Co.,
  6.875%, due 12/01/05...........................    50,000           51,193
Lowe's Cos., Inc.
  7.500%, due 12/15/05...........................    50,000           51,005
  8.250%, due 06/01/10...........................    25,000           26,308
News America Holdings,
  7.750%, due 12/01/45...........................    20,000           17,262
Pacific Gas & Electric Co.,
  7.050%, due 03/01/24...........................    30,000           22,584
PanAmSat Corp.,
  6.000%, due 01/15/03...........................   100,000           96,724
Pharmacia Corp.,
  6.600%, due 12/01/28...........................    50,000           47,476
Qwest Capital Funding, Inc., 144A,
  7.900%, due 08/15/10...........................    25,000           25,644
Sprint Capital Corp.,
  6.875%, due 11/15/28...........................    30,000           23,998
United Airlines, Inc., E.E.T.C.,
  7.811%, due 10/01/09...........................    50,000           50,300
Verizon Global Funding Corp., 144A,
  7.750%, due 12/01/30...........................    50,000           50,876
                                                                   ---------
                                                                     488,654
                                                                   ---------

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Face
                                                       Amount         Value
                                                      --------       -------
International Dollar Bonds -- 1.10%
Empresa Nacional de Electricidad S.A.,
  8.125%, due 02/01/97............................  $  100,000    $    76,617
United Mexican States Global,
  9.875%, due 02/01/10............................      50,000         53,650
                                                                  -----------
                                                                      130,267
                                                                  -----------
Asset-Backed Securities -- 1.54%
Peco Energy Transition Trust, 99-A3,
  Class A7, 6.130%, due 03/01/09..................     110,000        108,606
Vanderbilt Mortgage Finance,
  8.255%, due 05/07/17............................      70,000         74,626
                                                                  -----------
                                                                      183,232
                                                                  -----------
Corporate Mortgage-Backed
Securities -- 1.33%
DLJ Commercial Mortgage Corp.
  7.300%, due 06/10/09............................      24,999         26,323
  7.340%, due 09/10/09............................      20,000         21,201
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 08/15/07...........      84,295         85,065
Morgan Stanley Capital I,
  6.710%, due 12/15/31............................      25,000         25,438
                                                                  -----------
                                                                      158,027
                                                                  -----------
U.S. Government Mortgage-
  Backed Securities -- 13.80%
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29............................     743,176        732,857
  8.500%, due 05/01/30............................      37,784         38,931
  9.000%, due 07/01/30............................     258,277        266,808
Federal National Mortgage Assoc.,
  97-72, Class EG,
  0.000%, due 09/25/22 (b)........................      96,141         92,231
Federal National Mortgage Association,
  7.125%, due 06/15/10............................     170,000        184,086
Government National Mortgage Association
  6.000%, due 02/20/29............................     122,416        118,383
  7.000%, due 12/15/23............................     114,321        115,261
  7.500%, due 10/15/29............................      88,575         90,030
                                                                  -----------
                                                                    1,638,587
                                                                  -----------

U.S. Government Obligations -- 28.87%
U.S. Treasury Inflation Indexed Note,
  3.875%, due 04/15/29............................  $1,940,000    $ 2,105,045
U.S. Treasury Note
  5.625%, due 05/15/08............................     390,000        400,597
  6.625%, due 05/31/02............................     665,000        676,405
  6.625%, due 02/15/27............................     120,000        137,029
  7.000%, due 07/15/06............................     100,000        108,870
                                                                  -----------
                                                                    3,427,946
                                                                  -----------
Total U.S. Bonds (Cost $5,865,869)................                  6,026,713
                                                                  -----------
                                                     Shares
                                                    --------
Short-Term Investments -- 8.08%
Investment Companies -- 5.99%
Brinson Supplementary Trust
  U.S. Cash Management Prime Fund.................     711,147        711,147
                                                                  -----------
                                                      Face
                                                     Amount
                                                    --------
U.S. Government Obligations -- 2.09%
U.S. Treasury Bill, due 02/08/01..................  $  250,000        248,540
                                                                  -----------
Total Short-Term Investments
  (Cost $959,549).................................                    959,687
                                                                  -----------
Total Investments
  (Cost $11,487,875) -- 101.04% (a)...............                 11,997,963

Liabilities, less cash and
  other assets -- (1.04%).........................                   (123,714)
                                                                  -----------
Net Assets -- 100%................................                $11,874,249
                                                                  ===========

              See accompanying notes to schedule of investments.

================================================================================

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $11,487,875; and net unrealized appreciation consisted of:

          Gross unrealized appreciation......................................................................    $ 912,634
          Gross unrealized depreciation......................................................................     (402,546)
                                                                                                                 ---------
               Net unrealized appreciation...................................................................    $ 510,088
                                                                                                                 =========

(b) Non-income producing security

E.E.T.C.: Enhanced Equipment Trust Certificate

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $76,520 or 0.64% of net assets.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 2000:

                                                                    Expiration     Cost/      Current   Unrealized
                                                                       Date       Proceeds     Value       Gain
                                                                    ----------    --------    -------   -----------

          U.S. Interest Rate Futures Buy Contracts:
          5 Year U.S. Treasury Notes, 4 contracts................   March 2001     $411,012   $414,250    $  3,238
          30 Year U.S. Treasury Bonds, 1 contract................   March 2001      104,538    104,625          87

          Index Futures Sale Contracts:
          Standard & Poor's 500, 1 contract......................   March 2001      349,095    333,750      15,345
                                                                                                          --------
               Total.............................................                                         $ 18,670
                                                                                                          ========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $248,540.

================================================================================

                See accompanying notes to financial statements.

U.S. Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its performance inception on February 28, 1994, the Brinson U.S. Equity Fund Class I has provided an annualized return of 14.63%, compared to the 17.01% return of its benchmark, the Wilshire 5000 Equity Index. For the year 2000, the Fund's total return of 3.23% compared favorably to the -10.89% return for its benchmark.

The U.S. equity market, as measured by the broad Wilshire 5000 Index, had the worst year since 1974, driven by a sharp decline in the largest capitalization stocks and the technology sector. Stock markets around the world have weakened significantly in consideration of what appears to be the first synchronized global slowdown since 1974. Investors are concerned about excess capacity, weak pricing power, credit problems and low or little inflation with episodes of deflation. The year 2000 proved that diversification is important. Investors that were heavily weighted in technology, media and telecommunications (TMT) stocks endured a steep plunge. The Nasdaq Composite declined 39% for the full year and is now back to where it was in 1998, erasing two years of gains. Downward earnings revisions in technology stocks during the fourth quarter made investors realize that they were paying high multiples for what may be peak earnings and margins.

The Fund outperformed its benchmark in 2000 with the best year for relative return since its inception in 1994. The sources of this performance include positive attribution from market exposure, risk factors, industry factors and stock selection. Market exposure (average beta of .88) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. Risk factors added significantly to the Fund's performance for the year. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Industry factors added to active returns for the year. The most positive industry position was the underweight to the internet sector, which meaningfully underperformed as investors retreated from stocks with very high prices and little, if any, earnings support. Our fund overweight in the medical products industry added to performance for the year, as these stocks benefited from the market rotation into more defensive areas of the economy with good relative earnings prospects. Stock selection had a significant positive impact on active returns for the full year. Among the best large capitalization performers were UnitedHealth Group, Emerson Electric, Carnival Cruise, Cigna and Kimberly-Clark. Poor performers were mainly technology stocks, including Compuware, Gateway, Lexmark and Compaq, and also FedEx. In the intermediate capitalization segment, top performers include Fort James, Alza, Exelon, Southdown, St. Jude and Greenpoint Financial while Unisys, Motorola, Pentair, Circuit City and Owens-Illinois were among the worst.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

 Total Return

                                    6 months    1 year    3 years    5 years     Inception*
                                     ended      ended      ended      ended          to
                                    12/31/00   12/31/00   12/31/00   12/31/00     12/31/00
--------------------------------------------------------------------------------------------
Brinson U.S. Equity Fund Class I        8.05%      3.23%      5.50%     12.97%      14.63%
--------------------------------------------------------------------------------------------
Brinson U.S. Equity Fund Class N        7.97       2.95       5.17        N/A        6.37
--------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index            -10.14     -10.89      10.76      16.68       17.01
--------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index is 2/28/94, and inception date of Class N is 6/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund Class I
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                        Brinson U.S. Equity Fund Class I      Wilshire 5000 Equity Index
 2/28/94                             999,000                          1,000,000
12/31/94                             982,692                            991,086
12/31/95                           1,381,494                          1,352,348
12/31/96                           1,735,857                          1,639,211
12/31/97                           2,165,710                          2,152,123

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

 Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy..................   2.14%

Capital Investment

 Capital Goods..........   4.56
 Electronic Components..   7.56
                         ------
                          12.12
Basic Industries

 Chemicals..............   3.59
 Housing/Paper..........   2.41
 Metals.................   2.32
                          -----
                           8.32
Computers

 Software...............   1.73
 Systems................   1.81
                          -----
                           3.54
Consumer

 Autos/Durables.........   2.36
 Food/House Products....   2.96
 Health: Drugs..........   7.35
 Health: Non-Drugs......   8.56
 Leisure/Tourism........   1.57%
 Non-Durables...........   0.67
 Retail/Apparel.........   6.87
                         ------
                          30.34

Financial

 Banks..................   9.10
 Non-Banks..............   7.84
                         ------
                          16.94

Telecommunications......   5.68
Transportation..........   6.57
Services/Miscellaneous..   7.94
Utilities...............   4.82
                         ------
   Total U.S. Equities..  98.41*



SHORT-TERM INVESTMENTS..   1.59*
                         ------
   TOTAL INVESTMENTS.... 100.00
CASH AND OTHER ASSETS,
 LESS LIABILITIES.......     --
NET ASSETS.............. 100.00%
                         ======

--------------------------------------------------------------------------------
*The Fund held a long position in stock index futures which increased
 U.S. Equity exposure from 98.41% to 99.80%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 1.59% to 0.20%.


 Top Ten U.S. Equity Holdings
 As of December 31, 2000 (Unaudited)
                                         Percent of
                                         Net Assets
---------------------------------------------------
 1. Allergan, Inc.                            3.66%
 2. Burlington Northern Santa Fe Corp.        3.54
 3. Wells Fargo and Company                   3.01
 4. Electronic Data Systems Corp.             2.65
 5. FedEx Corp.                               2.59
 6. Freddie Mac                               2.48
 7. Masco Corp.                               2.32
 8. CIGNA Corp.                               2.19
 9. First Data Corp.                          2.15
10. Alza Corp.                                2.11
---------------------------------------------------


================================================================================

                  U.S. Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Shares        Value
                                                      ----------    ---------
U.S. Equities -- 98.41%
Advanced Micro Devices, Inc. (b)...................     183,900  $  2,540,119
Allergan, Inc......................................      54,400     5,266,600
Alza Corp. (b).....................................      71,400     3,034,500
American General Corp..............................      19,900     1,621,850
American Standard Cos., Inc. (b)...................      29,100     1,434,994
Baxter International, Inc..........................      33,600     2,967,300
Burlington Northern Santa Fe Corp..................     179,900     5,093,419
Cardinal Health, Inc...............................      22,700     2,261,487
Carnival Corp., Class A............................      73,100     2,252,394
Chase Manhattan Corp...............................      36,000     1,635,750
CIGNA Corp.........................................      23,750     3,142,125
Citigroup, Inc.....................................      20,461     1,044,790
Clear Channel Communications (b)...................      19,000       920,313
CMS Energy Corp....................................      33,150     1,050,441
CommScope, Inc. (b)................................      32,700       541,594
Compaq Computer Corp...............................     112,500     1,693,125
Computer Sciences Corp. (b)........................       5,100       306,638
Compuware Corp. (b)................................     158,500       990,625
COR Therapeutics, Inc. (b).........................      27,600       971,175
Dow Chemical Co....................................      28,000     1,025,500
Eastman Chemical Co................................      11,450       558,188
Electronic Data Systems Corp.......................      66,000     3,811,500
Emerson Electric Co................................      37,100     2,923,944
Entergy Corp.......................................      29,200     1,235,525
Exelon Corp........................................      26,300     1,846,523
Exxon Mobil Corp...................................      22,300     1,938,706
Federated Department Stores, Inc. (b)..............      26,900       941,500
FedEx Corp. (b)....................................      93,100     3,720,276
First Data Corp....................................      58,630     3,089,068
FleetBoston........................................      57,255     2,150,641
Freddie Mac........................................      51,700     3,560,837
Gateway, Inc. (b)..................................      50,900       915,691
GATX Corp..........................................      12,800       638,400
General Mills, Inc.................................      46,500     2,072,156
Genzyme General (b)................................      22,050     1,983,122
GPU, Inc...........................................      76,000     2,797,750
GreenPoint Financial Corp..........................      69,100     2,828,781
Household International, Inc.......................      33,600     1,848,000
Illinois Tool Works, Inc...........................      47,100     2,805,394
IMC Global, Inc....................................      76,700     1,193,644
Johnson & Johnson Co...............................      25,400     2,668,587
Johnson Controls, Inc..............................      12,100       629,200
Kimberly-Clark Corp................................      13,650       964,918
Kroger Co. (b).....................................      48,700     1,317,944
Lear Corp. (b).....................................      51,650     1,281,566
Lincoln National Corp..............................      14,400       681,300
LSI Logic Corp. (b)................................      55,200       943,368
Lyondell Chemical Co...............................      44,750       685,234
Martin Marietta Materials, Inc.....................      29,807     1,260,836
Masco Corp.........................................     129,600     3,329,100
Mattel, Inc........................................     140,400     2,027,376
Mead Corp..........................................      33,800     1,060,475
Microsoft Corp. (b)................................      34,300     1,492,050
Motorola, Inc......................................      66,923     1,355,191
National Semiconductor Corp. (b)...................      75,400     1,517,425
New York Times Co..................................      15,600       624,975
Newell Rubbermaid, Inc.............................      73,100  $  1,663,025
Nextel Communications, Inc. (b)....................      79,200     1,960,200
Pentair, Inc.......................................      38,200       923,962
PepsiCo, Inc.......................................      19,300       956,556
PNC Financial Services Corp........................      29,300     2,140,731
Praxair, Inc.......................................      38,300     1,699,562
Raytheon Co., Class B..............................      50,550     1,570,209
Sara Lee Corp......................................      89,100     2,188,519
SBC Communications, Inc............................      59,400     2,836,350
SCI Systems, Inc. (b)..............................      27,400       722,675
St. Jude Medical, Inc. (b).........................      15,400       946,137
Target Corp........................................      45,500     1,467,375
Tellabs, Inc. (b)..................................      35,600     2,011,400
Texas Instruments, Inc.............................      29,300     1,388,087
Ultramar Diamond Shamrock Corp.....................      37,018     1,142,931
UnitedHealth Group, Inc............................      45,200     2,774,150
Viad Corp..........................................      35,350       813,050
W.W. Grainger, Inc.................................      40,700     1,485,550
Wal-Mart Stores, Inc...............................      36,100     1,917,812
Wells Fargo and Co.................................      77,700     4,326,919
XL Capital Ltd.....................................      14,000     1,223,250
York International Corp............................      27,000       828,563
                                                                 ------------
Total U.S. Equities (Cost $115,470,917)............               141,480,943
                                                                 ============

Short-Term Investments --1.59%
Investment Companies -- 0.90%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund.......................   1,289,380     1,289,380
                                                                 ------------

                                                       Face
                                                      Amount
                                                      ------
U.S. Government Obligations -- 0.69%
U.S. Treasury Bill, due 02/08/01...................$  1,000,000       994,162
                                                                 ------------
Total Short-Term Investments
  (Cost $2,282,988)................................                 2,283,542
                                                                 ------------
Total Investments
  (Cost $117,753,905) -- 100.00% (a)...............               143,764,485

Cash and other assets,
  less liabilities -- 0.00%........................                     5,579
                                                                 ------------
Net Assets -- 100%.................................              $143,770,064
                                                                 ============

              See accompanying notes to schedule of investments.

================================================================================

                  U.S. Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $117,753,905; and net unrealized appreciation consisted of:


     Gross unrealized appreciation...............................  $38,426,125
     Gross unrealized depreciation...............................  (12,415,545)
                                                                   -----------
          Net unrealized appreciation............................  $26,010,580
                                                                   ===========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of December 31, 2000:

                                                              Expiration                    Current     Unrealized
                                                                 Date           Cost         Value         Gain
                                                            -------------   -----------   -----------  ------------
     Index Futures Buy Contracts:
     Standard & Poor's 500, 6 contracts.................      March 2001     $1,979,523    $2,002,500     $22,977

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $994,162.

================================================================================

                See accompanying notes to financial statements.

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its performance inception on April 30, 1998, the Brinson U.S. Large Cap Equity Fund Class I has provided an annualized return of -1.43%, compared to the 8.04% return of its benchmark, the S&P 500 Equity Index. For the year 2000, the Fund's total return of 2.18% compared favorably to the -9.10% return for its benchmark.

The U.S. equity market, as measured by the S&P 500 Index, had the worst year since 1974, driven by a sharp decline concentrated in the largest capitalization stocks and the technology sector. The largest quintile of stocks by market capitalization (73% of the S&P 500) ranked last for the first time in 10 years, and was negative while all other size categories showed positive returns. Technology was the worst performing sector, and dropped from 34% of the S&P 500 Index to 22%. Technology had been regarded as a safe haven with good earnings visibility until several industry leaders such as Intel and IBM issued earnings warnings for the fourth quarter and 2001. These warnings reminded investors that technology stocks are cyclical growth companies with low long-term predictability, and are thus subject to cyclical factors such as the level of capital spending by customers who tend to cut spending when their own cash flow levels are declining. Capital spending could decline sharply, and, if it reverses, will have a greater impact on GDP than in the past.

The Fund outperformed its benchmark in 2000 with the best year for relative return since its inception in 1998. The sources of this performance include positive attribution from market exposure, risk factors and stock selection, only offset by slightly negative returns from industry factors. Market exposure (average beta of .92) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Stock selection had a significant positive impact on active returns for the full year. The strongest contributors were UnitedHealth Group, Emerson Electric, Cigna, SBC Communications and Kimberly-Clark while the worst were Compuware, Gateway, Lexmark, FedEx and Advanced Micro Devices. Industry exposures had a small negative effect on active returns for the year 2000. The underweight to Internet stocks and to the telephone service companies and the overweight to the electric utility industry added positively to performance attribution. This positive effect was more than offset by the negative impact of the Fund underweight to the drug industry.

================================================================================

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

 Total Return

                                             6 months   1 year  Inception*
                                              ended     ended       to
                                             12/31/00  12/31/00  12/31/00
---------------------------------------------------------------------------
Brinson U.S. Large Cap Equity Fund Class I     10.62%    2.18%     -1.43%
---------------------------------------------------------------------------
Brinson U.S. Large Cap Equity Fund Class N     10.29     1.65      -1.75
---------------------------------------------------------------------------
S&P 500 Equity Index                           -8.72    -9.10       8.04
---------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Cap Equity Fund Class I, Class N and the S&P 500 Equity Index is 4/30/98.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Cap Equity Fund Class I and the S&P 500 Equity Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Cap Equity Fund Class I vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

               Brinson U.S. Large Cap Equity   S&P 500 Equity Index
                       Fund Class 1
4/30/98                 $1,000,000                  $1,000,000
6/30/98                 $  998,652                  $1,022,732
2/31/98                 $1,058,703                  $1,117,132
6/30/99                 $1,143,860                  $1,255,453
2/31/99                 $  941,729                  $1,352,229
6/30/00                 $  869,885                  $1,346,506
2/31/00                 $  962,237                  $1,229,130

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy.....................................    4.01%

Capital Investment
 Capital Goods.............................    2.77
 Electric Components.......................    6.46
                                             ------
                                               9.23
Basic Industries
 Chemicals.................................    1.62
 Metals....................................    3.25
                                             ------
                                               4.87
Computers
 Software..................................    2.20
 Systems...................................    2.05
                                             ------
                                               4.25
Consumer
 Food/House Products.......................    3.28
 Health: Drugs.............................    6.69
 Health: Non-Drugs.........................    8.82

Leisure/Tourism............................    2.15%
Non-Durables...............................    0.99
Retail/Apparel.............................    8.11
                                             ------
                                              30.04
Financial
 Banks.....................................    7.60
 Non-Banks.................................    9.40
                                             ------
                                              17.00

Telecommunications.........................    5.09
Transportation.............................    5.21
Utilities..................................    1.20
Services/Miscellaneous.....................    7.28
                                             ------
     Total U.S. Equities...................   88.18*

SHORT-TERM INVESTMENTS.....................   11.88*
                                             ------
     TOTAL INVESTMENTS.....................  100.06
LIABILITIES, LESS CASH AND
     OTHER ASSETS..........................   (0.06)
                                             ------
     NET ASSETS............................  100.00%
                                             ======

--------------------------------------------------------------------------------
* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 88.18% to 93.73%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 11.88% to 6.33%.


 Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                            Percent of
                                            Net Assets
-------------------------------------------------------
1.  Freddie Mac                                3.43%
2.  Wells Fargo and Co.                        3.42
3.  Baxter International, Inc.                 3.38
4.  CIGNA Corp.                                3.30
5.  Masco Corp.                                3.25
6.  Burlington Northern Santa Fe Corp.         3.15
7.  First Data Corp.                           2.98
8.  Emerson Electric Co.                       2.88
9.  Johnson & Johnson Co.                      2.79
10. Illinois Tool Works, Inc.                  2.77
-------------------------------------------------------

================================================================================

          U.S. Large Cap Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                          Shares      Value
                                         --------   ----------
U.S. Equities -- 88.18%
Abbott Laboratories.....................    1,900  $   92,031
Advanced Micro Devices, Inc. (b)........    4,700      64,919
Allergan, Inc...........................    1,000      96,812
American Electric Power Co., Inc........    2,760     128,340
American General Corp...................    1,200      97,800
Baxter International, Inc...............    2,300     203,119
Bristol-Myers Squibb Co.................    1,000      73,938
Burlington Northern Santa Fe Corp.......    6,700     189,694
Cardinal Health, Inc....................    1,400     139,475
Carnival Corp., Class A.................    4,200     129,412
CIGNA Corp..............................    1,500     198,450
Citigroup, Inc..........................    1,246      63,624
Clear Channel Communications (b)........    1,000      48,438
Compaq Computer Corp....................    5,200      78,260
Compuware Corp. (b).....................    9,300      58,125
Electronic Data Systems Corp............    2,300     132,825
Emerson Electric Co.....................    2,200     173,387
Entergy Corp............................    1,700      71,931
Exxon Mobil Corp........................    1,300     113,019
FedEx Corp. (b).........................    3,100     123,876
First Data Corp.........................    3,400     179,137
FleetBoston.............................    3,385     127,149
Freddie Mac.............................    3,000     206,625
Gateway, Inc. (b).......................    2,500      44,975
General Mills, Inc......................    2,000      89,125
Household International, Inc............    1,400      77,000
Illinois Tool Works, Inc................    2,800     166,775
Johnson & Johnson Co....................    1,600     168,100
Kroger Co. (b)..........................    3,600      97,425
Masco Corp..............................    7,600     195,225
Mattel, Inc.............................    8,200     118,408
Microsoft Corp. (b).....................    1,700      73,950
Motorola, Inc...........................    2,000      40,500
National Semiconductor Corp. (b)........    3,700      74,463
Newell Rubbermaid, Inc..................    4,300  $   97,825
PepsiCo, Inc............................    1,200      59,475
PNC Financial Services Corp.............    1,700     124,206
Praxair, Inc............................    2,200      97,625
Sara Lee Corp...........................    4,400     108,075
SBC Communications, Inc.................    3,200     152,800
Target Corp.............................    2,600      83,850
Tellabs, Inc. (b).......................    2,000     113,000
Texas Instruments, Inc..................    1,600      75,800
UnitedHealth Group, Inc.................    2,600     159,575
Wal-Mart Stores, Inc....................    1,700      90,313
Wells Fargo and Co......................    3,700     206,044
                                                   ----------
Total U.S. Equities (Cost $4,827,214)...            5,304,920
                                                   ----------
Short Term Investments -- 11.88%
Investment Companies -- 10.23%
Chase Vista U.S. Government
  Money Market Fund.....................  615,420     615,420
                                                   ----------

                                           Face
                                          Amount
U.S. Government Obligations -- 1.65%     --------
U.S. Treasury Bill, due 02/08/01........ $100,000      99,416
                                                   ----------
Total Short-Term Investments
  (Cost $714,781).......................              714,836
Total Investments                                  ----------
  (Cost $5,541,995) -- 100.06% (a)......            6,019,756
Liabilities, less cash and
  other assets -- (0.06%)...............               (3,687)
                                                   ----------
Net Assets -- 100%......................           $6,016,069
                                                   ==========


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $5,541,995; and net unrealized appreciation consisted of:

      Gross unrealized appreciation............................   $ 956,082
      Gross unrealized depreciation............................    (478,321)
                                                                 ----------
         Net unrealized appreciation...........................   $ 477,761
                                                                 ==========

(b) Non-income producing security

FUTURES CONTRACTS
The U.S. Large Cap Equity Fund had the following open futures contracts as of December 31, 2000:

                                                      Expiration               Current     Unrealized
                                                         Date        Cost       Value         Loss
                                                     -----------  ---------  ------------  ----------
      Index Futures Buy Contracts:
      Standard & Poor's 500, 1 contract...........   March 2001    $349,107   $333,750     $(15,357)

The aggregate market value of investments pledged to cover margin requirements for the open futures positions December 31, 2000 was $99,416.


================================================================================

                See accompanying notes to financial statements.

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

In 2000, the Brinson U.S. Large Cap Growth Fund Class I outperformed the Russell 1000 Growth Index by 632 basis points (-16.10% compared to - 22.42%). Since the Fund's process was revised in mid-1998 and the new benchmark was adopted, the strategy has outperformed its benchmark while taking meaningfully less risk. Since June 30, 1998, the Fund has returned 8.59% compared to the Russell 1000 Growth Index return of 7.22% and the S&P 500 Index return of 7.63%. The Fund has provided an annualized return of 12.32% since its performance inception on October 31, 1997, compared to a 13.91% return of its benchmark.

For the first time in several years, growth strategies lagged the general market meaningfully, with the S&P 500 beating the Russell 1000 Growth Index by over 13%. The major factor contributing to this disparity was the substantial correction in the technology sector of the market, which by mid-year of 2000 represented over 55% of the Russell 1000 Growth Index compared to 35% of the S&P
500. As interest rates rose during the year putting pressure on stretched valuations, fundamental growth also began to slow due to a slowing economy and lack of availability of cheap equity capital. This culminated in a series of fundamental earnings and revenue disappointments in many areas including communication equipment, personal computers, and semiconductors.

In 2000, with some important growth sectors performing well, such as consumer staples, healthcare and sub-sectors of financials, which had been out of favor for one to two years because they could not compete with the hyper-growth expectations of technology. These companies attracted more attention in 2000 as the economy slowed down and earnings prospects became more defensive.

The Fund's performance benefited from the above dichotomies at the end of last year. We positioned it by underweighting technology and overweighting consumer staples, financials, energy and some portions of health care. In addition, our issue selection was an important contributor to outperformance although not as dramatic as in 1999. Our industry weightings and security selection resulted in a fund which had more value and less price momentum than the benchmark at the end of the year, but which also had less risk and thus performed relatively well in a declining market.

The year 2001 begins with more disappointments in technology and with new respect for other growth areas. The contrast with the end of last year could not be more dramatic. Furthermore, the market is dealing with a government under pressure to compromise on many issues. The Federal Reserve has shifted gears to halt the economic slide. While we have not yet acted to balance out our sector weights, the market has done some of this job for us. Nevertheless, we would anticipate being more active in this regard as the year wears on because the long-run case for global expansion in technology remains intact, promising to deliver superior earnings growth over time. In the meantime, individual issue selection will be extremely important for the foreseeable future.

================================================================================

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return

                                                             6 months          1 year          3 years          Inception*
                                                              ended            ended            ended               to
                                                             12/31/00         12/31/00         12/31/00          12/31/00
--------------------------------------------------------------------------------------------------------------------------
Brinson U.S. Large Cap Growth Fund Class I                   -19.34%          -16.10%          11.62%            12.32%
--------------------------------------------------------------------------------------------------------------------------
Brinson U.S. Large Cap Growth Fund Class N                   -19.44           -16.31             N/A              5.19
--------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                                    -25.58           -22.42           12.74             13.91
--------------------------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Cap Growth Fund Class I and the Russell 1000 Growth Index is 10/31/97, and inception date of Class N is 12/31/98.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Cap Growth Fund Class I and the Russell 1000 Growth Index if you had invested $1,000,000 on October 31, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Cap Growth Fund Class I vs. Russell 1000 Growth Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                 Brinson U.S. Large Capitalization    Russell 1000 Growth Index
                        Growth Fund Class I
  10/31/97                   $1,000,000                     $1,000,000
  12/31/97                   $1,039,140                     $1,054,153
   6/30/98                   $1,175,605                     $1,268,988
  12/31/98                   $1,297,885                     $1,462,181
   6/30/99                   $1,524,795                     $1,614,973
  12/31/99                   $1,722,699                     $1,947,010
 6/30/2000                   $1,792,308                     $2,029,463
12/31/2000                   $1,444,914                     $1,510,418

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
------------------------------------------------------------
U.S. EQUITIES
Energy.........................................      4.26%
Capital Investment
 Electric Components...........................     15.05
 Technology....................................      3.37
                                                   ------
                                                    18.42
Computers
 Services......................................      2.56
 Software......................................      5.78
 Systems.......................................      9.98
                                                   ------
                                                    18.32
Consumer
 Autos/Durables................................      2.15
 Health: Drugs.................................     13.25
 Health: Non-Drugs.............................      7.40
 Non-Durables..................................      2.80
 Retail/Apparel................................      9.64
                                                   ------
                                                    35.24
Financial
 Non-Banks.....................................      6.17%

Telecommunications.............................      7.72
Services/Miscellaneous.........................      7.78
                                                   ------
   Total U.S. Equities.........................     97.91

SHORT-TERM INVESTMENTS.........................      0.65
                                                   ------
   TOTAL INVESTMENTS...........................     98.56
CASH AND OTHER ASSETS,
 LESS LIABILITIES..............................      1.44
                                                   ------
NET ASSETS.....................................    100.00%
                                                   ======
------------------------------------------------------------

 Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                                  Percent of
                                                  Net Assets
------------------------------------------------------------
 1. Pfizer, Inc.                                     4.88%
 2. General Electric Co.                             3.91
 3. Cisco Systems, Inc.                              3.66
 4. Microsoft Corp.                                  3.04
 5. Texas Instruments, Inc.                          2.76
 6. Schlumberger Ltd.                                2.61
 7. Wal-Mart Stores, Inc.                            2.60
 8. EMC Corp.                                        2.56
 9. Intel Corp.                                      2.50
10. AFLAC, Inc.                                      2.19
------------------------------------------------------------

================================================================================

          U.S. Large Cap Growth Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Shares          Value
                                                        ------          -----
U.S. Equities -- 97.91%
AFLAC, Inc.........................................      2,600        $  187,687
Agilent Technologies, Inc. (b).....................      2,000           109,500
Allergan, Inc......................................      1,100           106,494
Alltel Corp........................................      1,600            99,900
Alza Corp. (b).....................................      2,200            93,500
America On-Line, Inc. (b)..........................      4,500           156,600
American Express Co................................      2,000           109,875
American International Group, Inc..................      1,337           131,778
Amgen, Inc. (b)....................................      2,300           147,056
Analog Devices, Inc. (b)...........................      1,000            51,188
Anheuser-Busch Cos., Inc., Class A.................      2,900           131,950
Applera Corp-Applied Biosystems Group..............        900            84,656
Applied Material, Inc. (b).........................      2,000            76,375
AT&T Corp. - Liberty Media Goup, Inc. (b)..........      7,712           104,594
Avon Products, Inc.................................      3,700           177,137
Boeing Co..........................................      2,800           184,800
Brocade Communications Systems (b).................        600            55,088
Cisco Systems, Inc. (b)............................      8,200           313,650
Citigroup, Inc.....................................      3,233           165,085
Compaq Computer Corp...............................      7,900           118,895
Eli Lilly and Co...................................      1,000            93,063
EMC Corp. (b)......................................      3,300           219,450
Forest Laboratories,  Inc. (b).....................        300            39,863
Gap, Inc...........................................      3,100            79,050
General Electric Co................................      7,000           335,562
Halliburton Co.....................................      3,900           141,375
Immunex Corp. (b)..................................      3,700           150,312
Intel Corp.........................................      7,100           214,775
International Business Machines Corp...............      1,600           136,000
JDS Uniphase Corp. (b).............................      1,600            66,700
Johnson & Johnson Co...............................      1,100           115,569
Kimberly-Clark Corp................................      1,400            98,966
McGraw-Hill Companies,  Inc........................      1,800           105,525
Merck & Co., Inc...................................      1,600           149,800
Merrill Lynch & Co.................................      1,800           122,737
Micron Technology, Inc. (b)........................      4,300           152,650
Microsoft Corp. (b)................................      6,000           261,000
Motorola, Inc......................................      4,200            85,050
Novellus Systems, Inc. (b).........................      1,400            50,313
Oracle Corp. (b)...................................      5,500           159,844
Palm, Inc. (b).....................................      1,900            53,794
Pepsi Bottling Group, Inc..........................      2,700        $  107,831
Pfizer, Inc........................................      9,100           418,600
Pharmacia Corp.....................................      2,800           170,800
QUALCOMM, Inc. (b).................................      2,100           172,594
RadioShack Corp....................................      2,100            89,906
Safeway, Inc. (b)..................................      1,900           118,750
Schering Plough Corp...............................      1,500            85,125
Schlumberger Ltd...................................      2,800           223,825
Solectron Corp. (b)................................      3,400           115,260
Sprint Corp. (b)...................................      1,300            26,569
Sun Microsystems, Inc. (b).........................      6,400           178,400
Target Corp........................................      4,300           138,675
Tellabs, Inc. (b)..................................      2,400           135,600
Texas Instruments, Inc.............................      5,000           236,875
Time Warner, Inc...................................        800            41,792
Tyco International Co..............................      3,000           166,500
VeriSign, Inc. (b).................................        300            22,256
Veritas Software Corp. (b).........................        600            52,500
Viacom, Inc. (b)...................................      2,346           109,675
Wal-Mart Stores, Inc...............................      4,200           223,125
Walt Disney Co.....................................      3,000            86,813
XO Communications, Inc. (b)........................      2,100            37,406
                                                                      ----------

Total U.S. Equities (Cost $9,203,973)..............                    8,396,083
                                                                      ==========

Short-Term Investments -- 0.65%
Investment Companies -- 0.07%
Chase Vista U.S. Government Money
 Market Fund.......................................      6,056             6,056
                                                                      ----------

                                                         Face
                                                        Amount
                                                        ------
U.S. Government Obligations -- 0.58%
U.S. Treasury Bill, due 02/08/01................... $   50,000            49,688
                                                                      ----------

Total Short-Term Investments (Cost $55,744)........                       55,744
                                                                      ----------

Total Investments
  (Cost $9,259,717) -- 98.56% (a)..................                    8,451,827

Cash and other assets,
 less liabilities -- 1.44%.........................                      123,740
                                                                      ----------

Net Assets -- 100%.................................                   $8,575,567
                                                                      ==========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $9,259,717; and net unrealized depreciation consisted of:

      Gross unrealized appreciation................ $   903,663
      Gross unrealized depreciation................  (1,711,553)
                                                    -----------
         Net unrealized depreciation............... $  (807,890)
                                                    ===========
(b) Non-income producing security

================================================================================

                See accompanying notes to financial statements.

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

The Brinson U.S. Small Cap Growth Fund Class I appreciated 22.44% in 2000, which was well ahead of a 22.43% loss for its benchmark, the Russell 2000 Growth Index. Since its inception on September 30, 1997, the Fund returned 13.91% annually, versus 0.96% for its benchmark.

The U.S. equity market went through a wild ride, with most major indices finishing the year near their 12-month low. In this environment, small capitalization stocks outperformed their large capitalization peers for the second consecutive year. Specifically, the small capitalization Russell 2000 declined 3.0%, while the large capitalization S&P 500 fell 9.0%. Within the small capitalization universe the Russell 2000 Growth Index tumbled 22.4%, whereas the Russell 2000 Value Index rose 22.8%. This dispersion of returns of small capitalization value over growth stocks is a record for a calendar year.

Small capitalization growth was strong in the first part of 2000, with the Internet craze and a strong IPO market contributing to a sharp run-up in stock prices through mid-March. The subsequent demise of technology, media and telecommunications (TMT) stocks gravely affected the Russell 2000 Growth Index for the remainder of the year, with technology stocks on average down almost 50% by year-end. Since TMT stocks accounted for an average weight of 44% of the Russell 2000 Growth Index in 2000, it is understandable why it was such a challenging year for small capitalization growth managers. Despite the carnage, there were areas of strength in the small capitalization universe, particularly in energy (+104%), health care (+34%), and financials (+25%).

The Fund outpaced its benchmark for several reasons. First, stock selection, particularly in technology, financial, and health care, was very effective in 2000, accounting for three-fourths of our outperformance last year. Second, the Fund benefited from good sector selection, in part due to the Fund's underweight in technology stocks after the first quarter. It also benefited from an overweight in the capital goods sector as well as from a number of strong initial public offerings early in the year. Stocks that helped performance in 2000 included Quest Diagnostics, Investors Financial Services, Waters Corp, Shaw Group, Elantec Semiconductor, and Tollgrade Communications. Stocks that detracted from performance included Vicinity, QRS, Spanish Broadcasting, Sykes Enterprises, Whitehall Jewellers, and Peregrine Systems. There were no strong sector themes in the Fund's best or worst stocks, though earnings disappointments were a common theme for most of the Fund's problem stocks.

After a tough year for small capitalization stocks in 2000, we look for a better year ahead. Historically, Federal Reserve rate cuts have boosted small capitalization equities. We also think record low relative valuations for small capitalization stocks provide plenty of upside over the next few years.

================================================================================

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return

                                                  6 months            1 year             3 years          Inception*
                                                    ended              ended              ended               to
                                                  12/31/00           12/31/00           12/31/00           12/31/00
--------------------------------------------------------------------------------------------------------------------
Brinson U.S. Small Cap Growth Fund Class I         -6.15%             22.44%             17.40%             13.91%
--------------------------------------------------------------------------------------------------------------------
Brinson U.S. Small Cap  Growth Fund Class N        -6.30              22.21                N/A              31.28
--------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                         -23.37             -22.43               3.96               0.96
--------------------------------------------------------------------------------------------------------------------

* Inception dates of the Brinson U.S. Small Cap Growth Fund Class I and Class N are 9/30/97 and 12/31/98, respectively.
  Performance inception date of the Russell 2000 Growth Index is 9/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year represent average annualized returns.

The Fund invests in IPOs which may have a magnified impact on performance.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Cap Growth Fund Class I and the Russell 2000 Growth Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Small Cap Growth Fund Class I vs. Russell 2000 Growth Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

               Brinson U.S. Small Cap Growth Fund Class I             Russell 2000 Growth Index
   9/30/97                     1,000,000                       1,000,000                      1,000,000
  12/31/97                       943,800                         966,513                        918,042
  06/30/98                       971,100                       1,014,141                        968,126
  12/31/98                       880,562                         941,913                        929,328
   6/30/99                       918,586                       1,029,355                      1,048,449
  12/31/99                     1,247,796                       1,142,127                      1,329,797
06/30/2000                     1,628,039                       1,176,807                      1,346,105
12/31/2000                     1,527,172                       1,107,625                      1,031,535

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy.............................................     5.64%
Capital Investment
  Electrical Components............................    10.63
  Technology.......................................     4.12
                                                      ------
                                                       14.75
Basic Industries
  Housing/Paper....................................     3.21
Computers
  Services.........................................     3.03
  Software.........................................     4.13
  Systems..........................................     0.11
                                                      ------
                                                        7.27
Consumer
  Autos/Durables...................................     9.04
  Food/House Products..............................     1.75
  Health: Drugs....................................     4.35
  Health: Non-Drugs................................    15.68
  Retail/Apparel...................................     9.27
                                                      ------
                                                       40.09
Financial
  Banks............................................     4.69%
  Non-Banks........................................     8.76
                                                      ------
                                                       13.45
Telecommunications
  Equipment........................................     2.30
  Services.........................................     1.49
                                                      ------
                                                        3.79

Transportation.....................................     4.49
Services/Miscellaneous.............................     5.06
                                                      ------
         Total U.S. Equities.......................    97.75

SHORT-TERM INVESTMENTS.............................     2.32
                                                      ------
       TOTAL INVESTMENTS...........................   100.07
LIABILITIES, LESS CASH AND
  OTHER ASSETS.....................................    (0.07)
                                                      ------
NET ASSETS.........................................   100.00%
                                                      ======
---------------------------------------------------------------------------


  Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                                    Percent of
                                                    Net Assets
--------------------------------------------------------------
 1. Shaw Group, Inc.                                    3.42%
 2. Investors Financial Services Corp.                  3.18
 3. Quest Diagnostics, Inc.                             3.07
 4. Talbots, Inc.                                       2.50
 5. Patterson Dental Co.                                2.28
 6. Mercury Interactive Corp.                           1.99
 7. Patterson Energy, Inc.                              1.98
 8. Expeditors International Washington, Inc.           1.94
 9. Career Education Corp.                              1.83
10. Forward Air Corp.                                   1.76
--------------------------------------------------------------

================================================================================

             U.S. Small Cap Growth Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Shares       Value
                                                         --------     ----------
U.S. Equities -- 97.75%
3-Dimensional Pharmaceuticals, Inc. (b).............       3,300    $    48,881
About.com, Inc. (b).................................       4,900        131,994
ACT Manufacturing, Inc. (b).........................      20,500        322,875
Active Power, Inc. (b)..............................       3,300         72,394
Administaff, Inc. (b)...............................      20,600        560,320
Anixter International, Inc. (b).....................      18,200        393,575
Aurora Biosciences Corp. (b)........................       8,000        251,500
Blue Martini Software, Inc. (b).....................       2,200         29,150
BreezeCom Ltd. (b)..................................       4,150         59,397
C & D Technologies, Inc.............................      14,800        639,175
C-COR.net Corp. (b).................................      21,500        208,953
Career Education Corp. (b)..........................      23,600        923,350
Celeritek, Inc. (b).................................      15,800        602,375
Cell Therapeutics, Inc. (b).........................      15,400        693,962
Children's Place Retail Stores, Inc. (b)............       8,000        162,000
Cognex Corp. (b)....................................      20,900        462,412
Cognizant Technology Solutions Corp. (b)............      20,300        737,144
Computer Network Technology Corp. (b)...............       5,150        148,384
Copart, Inc. (b)....................................      30,500        655,750
COR Therapeutics, Inc. (b)..........................      10,800        380,025
Cosine Communications, Inc. (b).....................       4,200         58,275
Cost Plus, Inc. (b).................................      19,050        559,594
Credence Systems Corp. (b)..........................      18,600        427,800
Cubist Pharmaceuticals, Inc. (b)....................      10,100        292,900
CV Therapeutics, Inc. (b)...........................       7,600        537,700
Cytyc Corp. (b).....................................      12,000        750,750
Datascope Corp......................................      11,400        390,450
Decode Genetics, Inc. (b)...........................       2,500         26,250
Dendrite International, Inc. (b)....................      29,950        670,131
Eden Bioscience Corp. (b)...........................       6,250        187,109
Elantec Semiconductor, Inc. (b).....................      16,200        449,550
Emmis Communications Corp. (b)......................       8,000        229,500
Equinix, Inc. (b)...................................      10,900         47,688
Exar Corp. (b)......................................      21,000        650,672
Exfo Electro Optical Engineering, Inc. (b)..........       2,300         60,088
Expeditors International of Washington, Inc.........      18,200        977,112
Flextronics International Ltd. (b)..................      15,126        431,091
Forward Air Corp. (b)...............................      23,800        888,037
Genomica Corp. (b)..................................      15,500         81,859
Graco, Inc..........................................      16,700        690,962
Greater Bay Bancorp.................................      20,000        820,000
Hain Celestial Group, Inc. (b)......................      27,090        880,425
Hall Kinion & Associates, Inc. (b)..................      32,200        648,025
Haverty Furniture Cos., Inc.........................      16,700        164,913
HS Resources, Inc. (b)..............................      19,000        805,125
I-Many, Inc. (b)....................................      11,500        143,031
Inamed Corp. (b)....................................      13,800        282,038
Inrange Technologies Corp. (b)......................       3,000         50,813
Insight Enterprises, Inc. (b).......................      25,950        465,478
Insituform Technologies, Inc. (b)...................      22,000        877,250
Intersil Holding Corp. (b)..........................       4,000         91,750
Investors Financial Services Corp...................      18,600      1,599,600
Ixia (b)............................................       2,000         45,750
Jack in the Box, Inc. (b)...........................      23,500        691,781
Kenneth Cole Productions, Inc. (b)..................      20,600    $   829,150
Kent Electronics Corp. (b)..........................      29,300        483,450
Learning Tree International (b).....................      13,700        678,150
Marvell Technology Group Ltd. (b)...................       2,400         52,650
Maverick Tube Corp. (b).............................      25,500        576,937
Meade Instruments Corp. (b).........................      15,200         99,750
Mercury Interactive Corp. (b).......................      11,100      1,001,775
Myriad Genetics, Inc. (b)...........................       8,200        678,550
Network Engines, Inc. (b)...........................       2,100          8,794
North Fork Bancorporation, Inc......................      28,900        709,856
NVR, Inc. (b).......................................       6,000        741,600
Oakley, Inc. (b)....................................      45,300        611,550
Omnivision Technologies, Inc. (b)...................       2,300          7,475
Pacific Sunwear of California, Inc. (b).............      19,050        488,156
Parlex Corp. (b)....................................      14,800        200,725
Parthus Technologies ADR (b)........................       2,600         68,250
Patterson Dental Co. (b)............................      33,900      1,148,362
Patterson Energy, Inc. (b)..........................      26,800        998,300
Peregrine Systems, Inc. (b).........................      25,000        493,750
Pericom Semiconductor Corp. (b).....................      39,000        721,500
Physiometrix, Inc. (b)..............................      17,100        272,531
Planar Systems, Inc. (b)............................      29,000        721,375
Praecis Pharmaceuticals, Inc. (b)...................       8,800        257,400
Proton Energy Systems, Inc. (b).....................       2,100         22,050
Proxim, Inc. (b)....................................      12,900        554,700
Quest Diagnostics, Inc. (b).........................      10,900      1,547,800
Register.com (b)....................................       3,000         21,000
ResMed, Inc. (b)....................................      21,400        853,325
Resonate, Inc. (b)..................................       2,200         20,900
Richmond County Financial Corp......................      31,900        833,387
Rudolph Technologies, Inc. (b)......................       1,600         48,300
Saba Software, Inc. (b).............................       3,150         49,613
Scios, Inc. (b).....................................       9,100        209,869
Selectica, Inc. (b).................................       2,000         48,375
Shaw Group, Inc. (b)................................      34,400      1,720,000
Sipex Corp. (b).....................................      22,500        538,594
SMTC Corp. (b)......................................       4,300         58,588
Stone Energy Corp. (b)..............................      11,300        729,415
Stratos Lightwave, Inc. (b).........................       2,300         39,244
Swift Transportation Co., Inc. (b)..................      19,900        394,269
Syncor International Corp-Del (b)...................      21,000        763,875
Talbots, Inc........................................      27,600      1,259,250
Tollgrade Communications, Inc. (b)..................       7,900        288,350
Transmeta Corp. (b).................................         500         11,750
Trico Marine Services, Inc. (b).....................      42,400        654,550
Triton Network Systems, Inc. (b)....................       2,300          7,188
Triton PCS Holdings, Inc. (b).......................       8,200        278,288
TTM Technologies, Inc. (b)..........................       3,250         46,109
Vertex Pharmaceuticals, Inc. (b)....................       9,600        686,400
Vicinity Corp. (b)..................................      16,300         48,391
Vintage Petroleum, Inc..............................      32,900        707,350
Waters Corp. (b)....................................       5,500        459,250
Zebra Technologies Corp., Class A (b)...............      11,900        485,483
Zoll Medical Corp. (b)..............................      15,200        532,950
                                                                    -----------
Total U.S. Equities (Cost $42,059,835)..............                 49,225,762
                                                                    -----------

================================================================================

             U.S. Small Cap Growth Fund -- Schedule of Investments

December 31, 2000  (Unaudited)

--------------------------------------------------------------------------------

                                               Shares          Value
                                            -----------     -----------
Short-Term Investments-- 2.32%
Investment Companies -- 2.32%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $1,166,686).......................    1,166,686     $ 1,166,686
                                                            -----------
Total Investments 100.07%
  (Cost $43,226,521) -- 100.07% (a).......                   50,392,448

Liabilities, less cash and other
  assets -- (0.07%).......................                      (33,201)
                                                            -----------
Net Assets -- 100%........................                  $50,359,247
                                                            ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $43,226,521; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...........................  $13,068,081
          Gross unrealized depreciation...........................   (5,902,154)
                                                                    -----------
              Net unrealized appreciation.........................  $ 7,165,927
                                                                    ===========

(b) Non-income producing security

================================================================================

                See accompanying notes to financial statements.

U.S. Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its inception on August 31, 1995, the Brinson U.S. Bond Fund Class I has returned 6.83%, compared to the 7.07% return of its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. In 2000 the fund posted a return of 10.82% compared to its benchmark's return of 11.59%.

This was a strong year for the U.S. bond market, bouncing back from the poor yields in 1999 and outperforming U.S. equities in the process. Early in the year, the Treasury announced plans to buy back approximately USD 30 billion in debt and significantly reduce Treasury issuance. Meanwhile, the Federal Reserve tightened interest rates three times in an effort to reduce inflation risks brought on by the economy's torrid growth rate, which later in the year showed signs of deceleration. The combined effect of these actions caused the yield curve to invert as long rates fell while short rates rose. By the end of the year the long end of the curve had regained its positive slope, and yields of benchmark 10-year and 30-year Treasuries had rallied 133 and 102 basis points, respectively, to finish at 5.11% and 5.45%. 2-year yields finished at 5.09%, down 111 basis points.

Treasuries were the lead performers over the year, at the expense of non-Treasury securities (spread sectors). The inversion of the Treasury yield curve caused the yield for spread sectors to disconnect from Treasuries. This phenomenon produced exceptionally poor relative returns for non-Treasury bonds. Volatile equity markets and earnings warnings triggered additional caution regarding these non-Treasury sectors. By the end of the year all spread sectors but asset-backed securities had underperformed duration-neutral Treasuries. Corporate securities were the worst performers, lagging Treasuries by 417 basis points.

In general, our overweight to spread products hurt returns. A shift in exposure to the higher-quality sectors proved a helpful strategy as earnings warnings and signs of economic weakness appeared. Issue selection within the mortgage sector was a strong source of value added. Our shorter-than-benchmark duration strategy hurt somewhat, but this was partially offset by exposure to Treasury Inflation Protected Securities.

================================================================================

U.S. Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

 Total Return

                                         6 months    1 year    3 years    5 years    Inception*
                                          ended      ended      ended      ended         to
                                         12/31/00   12/31/00   12/31/00   12/31/00    12/31/00
------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class I               7.21%     10.82%      5.92%      6.16%        6.83%
------------------------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class N               7.14      10.51       5.64        N/A         6.71
------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                       7.38      11.59       6.35       6.45         7.07
------------------------------------------------------------------------------------------------

* Inception dates of the Brinson U.S. Bond Fund Class I and Class N are 8/31/95 and 6/30/97, respectively. Performance inception date of the Salomon Smith Barney BIG Bond Index is 8/31/95.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are averago annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class I and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Bond Fund Class I
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                   Brinson U.S. Bond Fund Class I    Salomon Smith Barney BIG Bond Index
 8/31/95                      $1,000,000                       $1,000,000
12/31/95                      $1,054,932                       $1,053,220
12/31/96                      $1,092,169                       $1,091,411
12/31/97                      $1,197,458                       $1,196,413
12/31/98                      $1,297,674                       $1,300,726
12/31/99                      $1,284,169                       $1,289,785
12/31/00                      $1,422,783                       $1,439,301

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

U.S. Bond Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. BONDS
Corporate Bonds
 Consumer............................................................    1.70%
 Construction........................................................    0.26
 Electric Components.................................................    1.20
 Energy..............................................................    1.20
 Financial Services..................................................    4.54
 Health..............................................................    0.86
 Publishing..........................................................    0.72
 Recreation..........................................................    0.96
 Retail/Apparel......................................................    0.39
 Services/Miscellaneous..............................................    1.96
 Telecommunications..................................................    1.45
 Utilities...........................................................    2.07
                                                                       ------
    Total U.S. Corporate Bonds.......................................   17.31

Asset-Backed.........................................................    5.76
Corporate Mortgage-Backed Securities.................................   19.74
International Dollar Bonds...........................................    5.66
U.S. Government Agencies.............................................    2.59
U.S. Government Mortgage-Backed Securities...........................   23.83
U.S. Government Obligations..........................................   22.79
                                                                       ------
    Total U.S. Bonds.................................................   97.68

SHORT-TERM INVESTMENTS...............................................    1.23
                                                                       ------
    TOTAL INVESTMENTS................................................   98.91
CASH AND OTHER ASSETS,
    LESS LIABILITIES.................................................    1.09
                                                                       ------
NET ASSETS...........................................................  100.00%
                                                                       ======

================================================================================

                   U.S. Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                                    Face
                                                                   Amount          Value
                                                                  --------        -------
U.S. Bonds -- 97.68%
U.S. Corporate Bonds -- 17.31%
Capital One Bank, Bank Note,
  8.250%, due 06/15/05.........................................  $  250,000      $   252,844
CBS Corp., 8.625%, due 08/01/12................................     575,000          638,188
Cendant Corp.,
  7.750%, due 12/01/03.........................................     600,000          584,155
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/20/20 (b).....................................         715          741,589
Centaur Funding Corp., Class C, 144A,
  0.000%, due 04/20/20 (b).....................................       1,355          247,288
Centex Corp., 9.750%, due 06/15/05.............................     155,000          158,848
Chesapeake & Potomac Tel, MD,
  8.000%, due 10/15/29.........................................      87,000           89,752
Dominion Resources, Inc., Series B,
  7.625%, due 07/15/05.........................................     700,000          730,128
Federated Department Stores
  6.300%, due 04/01/09.........................................     185,000          168,113
  8.500%, due 06/01/10.........................................      65,000           67,897
FMR Corp., 144A,
  7.570%, due 06/15/29.........................................     300,000          301,966
GMAC, 9.625%, due 12/15/01.....................................     294,000          302,928
KeySpan Corp., 7.625%, due 11/15/10............................     250,000          265,634
Lilly Del Mar, 144A,
  7.717%, due 08/01/29.........................................   1,000,000       11,035,109
MBNA Global Capital Securities, B, FRN,
  7.559%, due 02/01/27.........................................     340,000          285,961
News America Holdings,
  7.750%, due 12/01/45.........................................     508,000          438,444
Nisource Finance Corp., 144A,
  7.875%, due 11/15/10.........................................     350,000          367,684
NSTAR, 8.000%, due 02/15/10....................................     665,000          693,065
Pacific Gas & Electric Co., 144A,
  7.375%, due 11/01/05.........................................     350,000          292,138
PanAmSat Corp.
  6.000%, due 01/15/03.........................................     375,000          362,714
  6.375%, due 01/15/08.........................................     200,000          180,027
Pharmacia Corp., 6.600%, due 12/01/28..........................     550,000          522,235
Sempra Energy, 7.950%, due 03/01/10............................     750,000          730,013
Service Corp. International,
  6.000%, due 12/15/05.........................................     300,000          163,500
Verizon Global Funding Corp. 144A,
  7.750%, due 12/01/30.........................................     500,000          508,762
Waste Management,
  6.500%, due 12/15/02.........................................     400,000          391,827
                                                                                 -----------
                                                                                  10,520,809
                                                                                 -----------
Asset-Backed -- 5.76%
Citibank Credit Card Issuance Trust,
  6.900%, due 10/17/07.........................................  $  195,000      $   201,169
Comed Transitional Funding Trust, 98-1,
Class A6, 5.630%, due 06/25/09.................................     260,000          253,682
Green Tree Financial Corp.,
  6.160%, due 02/01/31.........................................   1,000,000          991,709
Green Tree Financial Corp., 94-5,
Class A5, 8.300%, due 11/15/19.................................     320,000          332,451
Peco Energy Transition Trust, 99-A3,
Class A7, 6.130%, due 03/01/09.................................     505,000          498,602
Sears Credit Account Master Trust, 99-3,
Class A, 6.450%, due 11/17/09..................................   1,200,000        1,219,764
                                                                                 -----------
                                                                                   3,497,377
                                                                                 -----------
Corporate Mortgage-Backed Securities -- 19.74%
ABN AMRO Mortgage Corp., 99-3,
  Class A2, 6.300%, due 05/25/29...............................   1,000,000          989,520
ABN AMRO Mortgage Corp., 99-2,
  Class IA2, 6.300%, due 04/25/29..............................   2,100,000        2,095,632
Bank One Mortgage, 2000-2, Class 6A,
  6.761%, due 03/15/30.........................................      91,220           91,765
Chemical Mortgage Securities Inc., 93-1,
  Class A5, 7.450%, due 02/25/23...............................       9,967            9,920
Citicorp Mortgage Securities, Inc., 94-9,
  Class A8, 5.750%, due 06/25/09...............................     866,868          840,229
DLJ Commercial Mortgage Corp.,
  7.180%, due 08/10/10.........................................     850,000          890,286
Heller Financial Commercial Mortgage
  Assets, 99-PH1, Class A1,
  6.500%, due 05/15/31.........................................   1,121,786        1,134,592
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 08/15/07........................     660,308          666,336
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24...............................     375,000          385,422
Prudential Home Mortgage Securities, 93-43,
  Class A9, 6.750%, due 10/25/23...............................     252,652          251,404
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5, 7.000%, due 03/25/28..............................   2,850,000        2,823,027
Residential Asset Securitization Trust,
  97-A10, Class A1, 7.250%, due 12/25/27.......................     104,719          104,274
Residential Funding Mortgage, 95-S6,
  Class A7, 7.500%, due 11/25/25...............................     928,498          940,515
Structured Asset Securities Corp., 98-RF2,
  144a, 8.582%, due 07/15/27...................................     115,647          127,648
Thrift Financial Corp., Class A4,
  11.250%, due 01/01/16........................................      22,431           22,784
Vendee Mortgage Trust, 92-1, Class 2Z,
  7.750%, due 05/15/22.........................................     597,769          618,307
                                                                                 -----------
                                                                                  11,991,661
                                                                                 -----------

================================================================================

                   U.S. Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                                  Face
                                                                 Amount            Value
                                                                --------          -------
International Dollar Bonds -- 5.66%
Banco Santiago S.A.,
  7.000%, due 07/18/07......................................   $   350,000      $   326,706
Empresa Nacional de Electricidad S.A.,
  8.125%, due 02/01/97......................................       335,000          256,667
Interamer Development Bank,
  6.800%, due 10/15/25......................................       100,000          104,395
Korea Development Bank,
  7.125%, due 09/17/01......................................       500,000          500,889
Pemex Finance Ltd.,
  8.450%, due 02/15/07......................................       940,000          960,830
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14................................       450,000          430,875
Tyco International Group S.A.,
  7.000%, due 06/15/28......................................       500,000          473,388
United Mexican States Global,
  9.875%, due 02/01/10......................................       360,000          386,280
                                                                                -----------
                                                                                  3,440,030
                                                                                -----------
U.S. Government Agencies -- 2.59%
Jordan Aid, 8.750%, due 09/01/19............................     1,330,877        1,577,449
                                                                                -----------
U.S. Government Mortgage-Backed Securities -- 23.83%
Fannie Mae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25......................................        92,030           95,577
Federal Home Loan Mortgage Corp.,
  Gold, 8.500%, due 05/01/30................................     1,771,102        1,824,862
Federal Home Loan Mortgage Corp., 1595,
  Class D, 7.000%, due 10/15/13.............................       492,125          500,337
Federal Home Loan Mortgage Corp., Gold
  7.000%, due 02/15/03......................................     2,920,000        3,001,094
  8.000%, due 11/01/22......................................        73,845           76,163
  8.500%, due 07/01/30......................................       341,855          352,232
  9.000%, due 07/01/30......................................       138,705          143,287
Federal National Mortgage Assoc., 97-72,
  Class EG, 0.000%, due 09/25/22 (b)........................       125,549          120,443
Federal National Mortgage Association
  6.000%, due 10/01/14......................................       221,996          218,983
  6.000%, due 03/01/28......................................       578,499          560,068
  6.500%, due 03/01/19......................................       439,609          436,603
  6.500%, due 06/01/28......................................       640,818          632,647
  7.000%, due 12/01/24......................................       505,483          506,067
  7.000%, due 03/01/29......................................        40,885           40,983
  7.125%, due 06/15/10......................................       115,000          124,529
  7.500%, due 12/01/23......................................       414,407          420,269
  7.500%, due 01/01/28......................................       231,127          235,201
  8.000%, due 08/01/08......................................       413,325          425,354
  8.500%, due 06/01/30......................................       404,182          415,440

Government National Mortgage Association
  6.500%, due 10/15/24......................................   $ 3,952,770      $ 3,931,852
  7.000%, due 07/15/25......................................        74,924           75,524
  7.500%, due 12/15/22......................................       179,762          183,716
  7.500%, due 01/15/24......................................        48,303           49,326
  7.500%, due 06/15/25......................................        62,011           63,348
  8.000%, due 08/15/22......................................        35,215           36,294
  9.000%, due 11/15/04......................................         4,738            4,994
  9.000%, due 11/15/04......................................         1,596            1,682
                                                                                -----------
                                                                                 14,476,875
                                                                                -----------
U.S. Government Obligations -- 22.79%
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28......................................     1,770,000        1,868,552
  3.875%, due 04/15/29......................................        60,000           65,104
U.S. Treasury Note
  5.625%, due 05/15/08......................................     1,945,000        1,997,848
  5.750%, due 08/15/03......................................     1,685,000        1,710,012
  6.125%, due 12/31/01......................................     1,095,000        1,101,613
  6.625%, due 05/31/02......................................     2,595,000        2,639,504
  6.625%, due 05/15/07......................................     1,310,000        1,412,999
  6.625%, due 02/15/27......................................     1,880,000        2,146,791
  7.500%, due 02/15/05......................................       830,000          902,701
                                                                                -----------
                                                                                 13,845,124
                                                                                -----------
Total Bonds (Cost $58,968,999)..............................                     59,349,325
                                                                                -----------


                                                                  Shares
                                                                 --------
Investment Companies -- 1.23%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $747,169)...........................................       747,169          747,169
                                                                                -----------
Total Investments
  (Cost $59,716,168) -- 98.91% (a)..........................                     60,096,494
Cash and other assets,
  less liabilities -- 1.09%.................................                        661,481
                                                                                -----------
Net Assets -- 100%..........................................                    $60,757,975
                                                                                ===========

               See accompanying notes to schedule of investments.

================================================================================

                   U.S. Bond Fund -- Schedule Of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $59,716,168; and net unrealized appreciation consisted of:

      Gross unrealized appreciation.............................   $1,019,089
      Gross unrealized depreciation.............................     (638,763)
                                                                   ----------
         Net unrealized appreciation............................   $  380,326
                                                                   ==========
(b) Non-income producing security

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 2000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $4,053,059 or 6.67% of net assets.

================================================================================

               See accompanying notes to financial statements.

High Yield Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Since its inception on September 30, 1997, the Brinson High Yield Fund Class I returned 2.87% annualized, versus a return of 1.19% for its benchmark, the Merrill Lynch High Yield Master Index. The Fund returned -5.18% for the year 2000, its benchmark returned -3.79%.

The high yield market, affected by a number of factors, suffered its worst return since 1990, the year of the last U.S. recession. Investors concentrated on the expected increase in the default rates. Many reasons were proposed for the increase in the default rate, among them the "seasoning" of the large number of lower quality issues from 1996 to 1998 as well as concern over a slowdown in the U.S. economy. Furthermore, mutual fund outflows equally contributed to the decline of the market. Mutual funds, which account for about 20% of the volume in the high yield market, experienced significant outflows of nearly $10 billion for the year. Collateralized bond obligation activity, another significant source of demand for high yield bonds, also fell. In addition, there was reduced broker-dealer commitment to the high yield business, leading to a very illiquid and difficult market. As a result, high yield spreads were pessimistically high in 2000. According to Merrill Lynch's high yield model, the market priced in a default rate of 14%, while the actual rate in November 2000 was a mere 5.8%.

With a flight to quality, the BB sector outperformed the B and CCC rated sectors. The Fund's performance was positively affected by sector allocation and by its overweight in the energy sector, which continues to benefit from high prices; gaming, which has positive industry fundamentals; and broadcasting, which is less affected by a potential downturn in the economy. The Fund also benefited from being underweighted in the steel industry, which continues to be hurt by cheaper foreign imports and an oversupply situation; and retailing, which suffered from slower sales. Conversely, the Fund was hurt by its overweight in telecommunications, with large capital expenditures still unfunded, and the underweight in electric utilities, which performed very well due to their defensive nature.

================================================================================

High Yield Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return
                                         6 months    1 year    3 years    Inception*
                                          ended      ended      ended         to
                                         12/31/00   12/31/00   12/31/00     12/31/00
----------------------------------------------------------------------------------------
Brinson High Yield Fund Class I             -3.40%     -5.18%      2.32%        2.87%
----------------------------------------------------------------------------------------
Brinson High Yield Fund Class N             -3.61      -5.41        N/A        -0.57
----------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index       -2.63      -3.79       0.43         1.19
----------------------------------------------------------------------------------------

* Inception dates of the Brinson High Yield Fund Class I and Class N are 9/30/97 and 12/31/98, respectively. Performance inception date of the Merrill Lynch High Yield Master Index is 9/30/97.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund Class I and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund Class I
vs. Merrill Lynch High Yield Master Index
Wealth Value with Dividends Reinvested

                                          [GRAPH]

                              Brinson High Yield Fund Class I     Merrill Lynch High Yield Master Index
   9/30/97                               $1,000,000                               $1,000,000
  12/31/97                               $1,023,434                               $1,025,816
   6/30/98                               $1,081,780                               $1,072,064
  12/31/98                               $1,102,713                               $1,063,388
   6/30/99                               $1,134,755                               $1,082,094
  12/31/99                               $1,156,238                               $1,080,109
 6/30/2000                               $1,134,974                               $1,067,292
12/31/2000                               $1,096,398                               $1,039,182

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

High Yield Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
----------------------------------------------------------------
U.S. BONDS
Corporate Bonds
 Aerospace.........................................        0.38%
 Appliances & Household Durables...................        0.65
 Autos/Durables....................................        3.27
 Building Materials................................        0.44
 Business &Public Service..........................        0.43
 Cable Television..................................        1.99
 Chemicals.........................................        1.36
 Computer Software.................................        0.72
 Computer Systems..................................        0.21
 Construction......................................        1.77
 Consumer..........................................        2.10
 Electronics and Electric Components...............        1.03
 Energy............................................        5.29
 Financial Services................................        1.47
 Food & House Products.............................        1.93
 Health:Drugs......................................        2.81
 Health:Non-Drugs..................................        0.98
 Housing/Paper.....................................        1.60
 Leisure &Tourism..................................        0.60
 Non-Durables......................................        1.40
 Publishing........................................        1.58
 Radio Broadcasting................................        1.92%
 Recreation........................................        8.83
 Retail............................................        3.21
 Services/Miscellaneous............................        3.68
 Technology........................................        0.52
 Telecommunications - Services.....................        8.32
 Telecommunications - Equipment....................        2.55
 Telecommunications - Wireless.....................        5.36
 Television Broadcasting...........................        6.20
 Transportation....................................        0.36
 Utilities.........................................        1.35
                                                         ------
    Total U.S. Corporate Bonds.....................       74.31

International Dollar Bonds.........................        5.04
                                                         ------
    Total U.S. Bonds...............................       79.35

Warrants...........................................        0.02

SHORT-TERM INVESTMENTS.............................       16.43
                                                         ------
    TOTAL INVESTMENTS..............................       95.80
CASH AND OTHER ASSETS,
 LESS LIABILITIES..................................        4.20
                                                         ------
NET ASSETS.........................................      100.00%
                                                         ======
----------------------------------------------------------------

Top Ten U.S. Bond Holdings

As of December 31, 2000 (Unaudited)
                                                        Percent of
                                                        Net Assets
-----------------------------------------------------------------
1. Liberty Group Operating,
     9.375%, due 02/01/08..........................        1.38%
2. Snyder Oil Corp.,
     8.750%, due 06/15/07..........................        1.12
3. Cross Timbers Oil Co.,
     8.750%, due 11/01/09..........................        1.10
4. Triton PCS, Inc.,
     0.000%, due 05/01/08..........................        1.07
5. Bally Total Fitness Corp., Series D,
     9.875%, due 10/15/07..........................        1.00
6. Qwest Communications International, Inc.,
     0.000%, due 10/15/07..........................        0.99
7. Energis PLC,
     9.750%, due 06/15/09..........................        0.98
8. Paxson Communications Corp.,
     11.625%, due 10/01/02.........................        0.98
9. TeleWest Communications PLC,
     0.000%, due 10/1/07...........................        0.96
10. Fox/Liberty Networks,
     0.000%, due 8/15/07...........................        0.95

================================================================================

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                       Face
                                                      Amount    Value
                                                     --------  --------
U.S. Bonds -- 79.35%
U.S. Corporate Bonds -- 74.31%
Ackerley Group, Inc., Series B,
 9.000%, due 01/15/09.........................      $100,000  $ 87,500
Adelphia Communications, Inc., Series B,
 8.375%, due 02/01/08.........................       210,000   180,600
AES Corp., 9.375%, due 09/15/10...............       350,000   357,875
AirGate PCS, Inc.,
 0.000%, due 10/01/09 (c).....................       450,000   256,500
Alamosa PCS Holdings, Inc.,
 0.000%, due 02/15/10 (c).....................       150,000    69,750
Allbritton Communications Co.,
 9.750%, due 11/30/07.........................       250,000   243,750
American Mobile Satellite Corp.,
 12.250%, due 04/01/08........................       182,000    67,340
American Restaurant Group, Inc., Series B,
 11.500%, due 02/15/03........................       202,000   181,800
Argosy Gaming Co.,
 10.750%, due 06/01/09........................       150,000   156,375
Atrium Cos., Inc.,
 10.500%, due 05/01/09........................       175,000   135,625
Aztar Corp., 8.875%, due 05/15/07.............       250,000   241,250
B&G Foods, Inc., 9.625%, due 08/01/07.........       400,000   257,000
Bally Total Fitness Corp., Series D,
 9.875%, due 10/15/07.........................       500,000   463,750
Belden & Blake Corp.,
 9.875%, due 06/15/07 (b).....................       325,000   281,125
Box USA Holdings, Inc., Series B,
 12.000%, due 06/01/06 (b)....................       300,000   288,000
Building Materials Corp., Series B,
 7.750%, due 07/15/05.........................       350,000    87,500
Callahan Nordrhein-Westfalen GmbH.,
 144A, 14.000%, due 07/15/10..................       235,000   210,325
Centennial Cellular,
 10.750%, due 12/15/08........................       250,000   235,000
Century Communications Corp.,
 0.000%, due 01/15/08 (c).....................       425,000   163,625
Charter Communications Holdings,
 10.000%, due 04/01/09........................       450,000   436,500
Chesapeake Energy Corp.,
 9.125%, due 04/15/06.........................       350,000   352,625
Citadel Broadcasting Co.,
 9.250%, due 11/15/08.........................       250,000   242,500
Classic Cable, Inc.,
 10.500%, due 03/01/10........................       275,000   123,750
Coast Hotels and Casinos, Inc.,
 9.500%, due 04/01/09.........................       370,000   358,437
Collins & Alkman Corp.,
 11.500%, due 04/15/06........................       400,000   312,000
COLT Telecom Group,
 0.000%, due 12/15/06 (c).....................       100,000    90,500
Cross Timbers Oil Co.,
 8.750%, due 11/01/09.........................       500,000   507,500
Crown Castle International Corp.
 0.000%, due 05/15/11 (c).....................      $380,000  $255,550
9.000%, due 05/15/11..........................       150,000   145,125
 CSC Holdings, Inc.,
7.625%, due 07/15/18..........................       350,000   319,009
 Cumulus Media, Inc.,
 10.375%, due 07/01/08........................       155,000   124,388
Dayton Superior Corp.,
 13.000%, due 06/15/09........................       225,000   202,500
Delco Remy International, Inc.,
 8.625%, due 12/15/07.........................       325,000   260,000
Diamond Triumph Auto, Inc.,
 9.250%, due 04/01/08.........................       350,000   255,500
Dobson Communications Corp., 144A,
 10.875%, due 07/01/10........................       200,000   197,000
Dobson Sygnet Communications, Inc.,
 12.250%, due 12/15/08........................       250,000   246,250
Echostar DBS Corp.,
 9.375%, due 02/01/09.........................       250,000   242,500
Exodus Communications, Inc.,
 11.250%, due 07/01/08........................       200,000   178,000
Exodus Communications, Inc., 144A,
 11.625%, due 07/15/10........................       150,000   133,500
Fedders North America,
 9.375%, due 08/15/07.........................       350,000   301,000
Finova Capital Corp.,
 7.250%, due 11/08/04.........................        70,000    42,037
Fox/Liberty Networks,
 0.000%, due 08/15/07 (c).....................       500,000   440,000
Global Imaging Systems, Inc.,
 10.750%, due 02/15/07........................       325,000   230,750
Globix Corp., 12.500%, due 02/01/10...........       260,000    96,200
Golden Sky DBS, Inc.,
 0.000%, due 03/01/07 (c).....................       375,000   241,875
Gothic Production Corp., Series B,
 11.125%, due 05/01/05........................       250,000   267,500
Granite Broadcasting Corp.,
 10.375%, due 05/15/05........................       200,000   127,000
Hayes Lemmerz International, Inc.
 8.250%, due 12/15/08.........................       220,000   141,900
 9.125%, due 07/15/07 (b).....................       250,000   165,000
HCA-The Healthcare Co.,
 8.750%, due 09/01/10.........................       150,000   158,394
HMH Properties, Series B,
 7.875%, due 08/01/08.........................       350,000   336,000
Hollinger International Publishing Corp.,
 9.250%, due 02/01/06.........................       250,000   250,000
Hollywood Park, Inc.,
 9.500%, due 08/01/07.........................       140,000   141,400
Horseshoe Gaming Holdings,
 8.625%, due 05/15/09.........................       242,000   236,858
Horseshoe Gaming LLC, Series B,
 9.375%, due 06/15/07.........................       150,000   150,375

================================================================================

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                      Face
                                                     Amount    Value
                                                    --------  --------
Huntsman Corp., 144A,
 9.500%, due 07/01/07............................   $400,000  $240,000
ICN Pharmaceuticals, Inc.,
 9.250%, due 08/15/05............................    400,000   406,000
Insight Midwest LP/Insight Capital, Inc.,
 144A, 10.500%, due 11/01/10.....................    220,000   228,250
Integrated Electrical Services, Inc., Series B,
 9.375%, due 02/01/09............................    300,000   267,000
Interep National Radio Sales, Series B,
 10.000%, due 07/01/08...........................    130,000    97,500
Intermedia Communications,
 0.000%, due 07/15/07 (c)........................    150,000    90,000
International Game Technology,
 8.375%, due 05/15/09............................    150,000   149,625
Iron Mountain, Inc.,
 8.750%, due 09/30/09............................    250,000   245,625
Jackson Products, Inc., Series B,
 9.500%, due 04/15/05............................    300,000   258,000
Lamar Media Corp.,
 8.625%, due 09/15/07............................    200,000   200,500
Level 3 Communications, Inc.,
 0.000%, due 12/01/08 (c)........................    600,000   324,000
Levi Strauss & Co.,
 7.000%, due 11/01/06............................    375,000   294,375
Liberty Group Operating,
 9.375%, due 02/01/08............................    850,000   637,500
Lifepoint Hospital Holdings, Inc., Series B,
 10.750%, due 05/15/09...........................    250,000   271,250
LIN Holdings Corp.,
 0.000%, due 03/01/08 (c)........................    200,000   146,500
Loral Space & Communications Ltd.,
 9.500%, due 01/15/06............................    200,000   134,000
 Luigino's, Inc., 10.000%, due 02/01/06..........    210,000   165,900
Lyondell Chemical Co., Series B,
 9.875%, due 05/01/07............................    400,000   388,000
Mail Well Corp., Class B,
 8.750%, due 12/15/08............................    250,000   175,000
Majestic Star Casino LLC, Series B,
 10.875%, due 07/01/06...........................    175,000   150,500
McLeod USA, Inc.
 8.125%, due 02/15/09............................    350,000   301,000
 9.250%, due 07/15/07............................    250,000   228,750
Merrill Corp., Series B,
 12.000%, due 05/01/09...........................    325,000   146,250
Metromedia Fiber Network,
 10.000%, due 12/15/09...........................    290,000   240,700
MGM Grand, Inc., 9.750%, due 06/01/07............    200,000   209,000
MGM Mirage, Inc., 8.500%, due 09/15/10...........    150,000   154,379
Mohegan Tribal Gaming Authority,
 8.750%, due 01/01/09............................    350,000   349,562
Motors & Gears, Inc.,
 10.750%, due 11/15/06...........................    275,000   244,750
MTS, Inc., 9.375%, due 05/01/05..................    575,000   207,000
Newpark Resources, Inc., Series B,
 8.625%, due 12/15/07............................   $450,000  $418,500
Nextel Communications, Inc.
 0.000%, due 09/15/07 (c)........................    200,000   158,000
 9.375%, due 11/15/09............................    170,000   158,525
Nextel International, Inc., 144A,
 12.750%, due 08/01/10...........................    350,000   280,000
Nextel Partners, Inc.,
 11.000%, due 03/15/10...........................    200,000   191,500
Nextel Partners, Inc., 144A,
 11.000%, due 03/15/10...........................    100,000    95,750
Nortex, Inc., 9.875%, due 03/01/04...............    350,000   326,375
NTL Communications Inc., Series B,
 12.375%, due 10/01/08 (c).......................    400,000   216,000
NTL, Inc., Series A,
 12.750%, due 04/15/05 (c).......................    150,000   141,000
Nuevo Energy Co., Series B,
 9.500%, due 06/01/08............................    150,000   151,500
Oxford Automotive, Inc., Series D,
 10.125%, due 06/15/07...........................    300,000   204,000
Pacifica Papers, Inc.,
 10.000%, due 03/15/09...........................    300,000   298,500
Packaging Corp. of America,
 9.625%, due 04/01/09............................    250,000   258,125
Pantry, Inc., 10.250%, due 10/15/07..............    200,000   188,000
Paxson Communications Corp.,
 11.625%, due 10/01/02 (b).......................    450,000   454,500
Pegasus Communications Corp., Series B
 9.750%, due 12/01/06............................    150,000   139,500
 12.500%, due 08/01/07...........................    300,000   301,500
Perry Ellis International, Inc.,
 12.250%, due 04/01/06...........................    100,000    81,500
Phillips-Van Heusen, Corp.,
 9.500%, due 05/01/08............................    325,000   302,250
Pillowtex Corp., 10.000%, due 11/15/06...........    188,000     7,520
Pioneer Natural Resources Co.,
 9.625%, due 04/01/10............................    360,000   384,322
Plains Resources, Inc., 144A,
 10.250%, due 03/15/06...........................    200,000   200,000
Plains Resources, Inc., Series B,
 10.250%, due 03/15/06...........................    300,000   300,000
Pliant Corp., 13.000%, due 06/01/10..............    160,000    88,800
Premier Parks, Inc.,
 0.000%, due 04/01/08 (c)........................    175,000   120,750
PSINet, Inc.
 10.500%, due 12/01/06...........................    150,000    39,000
 11.000%, due 08/01/09...........................     86,000    22,360
 11.500%, due 11/01/08...........................    450,000   121,500
Quest Diagnostic, Inc.,
 10.750%, due 12/15/06...........................    280,000   294,700
Qwest Communications International, Inc.,
 0.000%, due 10/15/07 (c)........................    500,000   457,850

================================================================================

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Face
                                                   Amount       Value
                                                  --------    ---------
R. H. Donnelley, Inc.,
 9.125%, due 06/01/08..........................   $190,000  $   184,775
Radio Unica Communications Corp.,
 0.000%, due 08/01/06 (c)......................    400,000      252,000
Rayovac Corp., Class B,
 10.250%, due 11/01/06.........................    300,000      303,000
 RCN Corp., 10.000%, due 10/15/07..............    300,000      165,000
Repap New Brunswick,
 9.000%, due 06/01/04..........................    150,000      154,500
Riverwood International Corp.,
 10.250%, due 04/01/06.........................    260,000      259,350
 10.875%, due 04/01/08.........................    150,000      135,000
Samsonite Corp.,
 10.750%, due 06/15/08.........................    350,000      232,750
SBA Communications Corp.,
 0.000%, due 03/01/08 (c)......................    390,000      302,250
Sbarro, Inc., 11.000%, due 09/15/09............    250,000      250,313
Scotts Co., 144A, 8.625%, due 01/15/09.........    285,000      276,450
Sequa Corp., 9.000%, due 08/01/09..............    175,000      173,688
Sinclair Broadcast Group,
 10.000%, due 09/30/05.........................    250,000      242,500
Sleepmaster LLC, Series B,
 11.000%, due 05/15/09.........................     30,000       22,800
Snyder Oil Corp., 8.750%, due 06/15/07.........    500,000      518,750
Spectrasite Holdings, Inc.
 0.000%, due 07/15/08 (c)......................    440,000      270,600
 0.000%, due 03/15/10 (c)......................    190,000       96,900
Spectrasite Holdings, Inc., Series B,
 10.750%, due 03/15/10.........................     95,000       88,113
Speedway Motorsports, Inc.,
 8.500%, due 08/15/07..........................    350,000      343,437
Station Casinos, Inc.,
 9.875%, due 07/01/10..........................    270,000      277,087
Stone Container,
 10.750%, due 10/01/02.........................    250,000      254,063
T/SF Communications Corp., Series B,
 10.375%, due 11/01/07.........................    250,000      207,500
TeleCorp PCS, Inc.,
 0.000%, due 04/15/09 (c)......................    525,000      358,969
Tenet Healthcare Corp.,
 9.250%, due 09/01/10..........................    350,000      380,187
Time Warner Telecom, Inc.,
 9.750%, due 07/15/08..........................    140,000      128,800
TransWestern Publishing Co.,
 9.625%, due 11/15/07..........................    100,000       97,125
Triad Hospitals Holdings, Inc.,
 11.000%, due 05/15/09.........................    229,000      241,881
Tritel PCS, Inc.,
 0.000%, due 05/15/09 (c)......................    200,000      137,000
Triton PCS, Inc.,
 0.000%, due 05/01/08 (c)......................    625,000      493,750
US Unwired, Inc.,
 0.000%, due 11/01/09 (c)......................   $250,000  $   113,750
Voicestream Wireless Corp.,
 10.375%, due 11/15/09.........................    267,000      286,024
Weirton Steel Corp.,
 11.375%, due 07/01/04.........................    200,000       82,000
Westpoint Stevens, Inc.,
 7.875%, due 06/15/05..........................    220,000      163,900
Williams Communications Group, Inc.,
 10.875%, due 10/01/09.........................    160,000      119,200
Winsloew Furniture, Inc., Series B,
 12.750%, due 08/15/07.........................    150,000      133,500
Wiser Oil Co., 9.500%, due 05/15/07............    325,000      260,000
XO Communications, Inc.
 0.000%, due 12/01/09 (c)......................    712,000      320,400
 10.500%, due 12/01/09.........................    175,000      140,000
Young Broadcasting, Inc.,
 10.125%, due 02/15/05.........................     75,000       73,875
Ziff Davis Media, Inc., 144A,
 12.000%, due 07/15/10.........................    225,000      176,625
                                                            -----------
                                                             34,344,668
                                                            -----------

International Dollar Bonds -- 5.04%
Clearnet Communications,
 0.000%, due 05/01/09 (c)......................    250,000      196,250
Energis PLC, 9.750%, due 06/15/09..............    500,000      455,000
Global Crossing Holding Ltd.,
 9.500%, due 11/15/09..........................    250,000      236,250
Microcell Telecommunications, Inc., Series B,
 0.000%, due 06/01/06 (c)......................    375,000      358,125
Norampac, Inc., 9.500%, due 02/01/08...........    150,000      150,000
Rogers Communications, Inc.,
 9.125%, due 01/15/06..........................    250,000      252,812
TeleWest Communications PLC,
 0.000%, due 10/01/07 (c)......................    500,000      445,000
United Pan-Europe Communications NV,
Series B
 0.000%, due 02/01/10 (c)......................     25,000        7,125
 11.250%, due 02/01/10.........................    125,000       80,625
 11.500%, due 02/01/10.........................    225,000      146,813
                                                            -----------
                                                              2,328,000
                                                            -----------
Total U.S. Bonds (Cost $41,337,660)............              36,672,668
                                                            -----------
================================================================================

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Shares           Value
                                                   --------         -------
Convertible Preferred -- 0.00%
Paxson Communications Corp.,
 PIK, 12.500% (b) (Cost $555).................            1         $   642
                                                                    -------
Warrants -- 0.02%
Dayton Superior Corp., 144A,
 expires 06/15/09 (b).........................          225           4,500
Merrill Corp., 144A,
 expires 05/01/09 (b).........................          325               3
Motient Corp., 144A,
 expires 04/01/08 (b).........................          182           2,548
Pliant Corp., 144A,
 expires 06/01/10 (b).........................          160           1,600
Winsloew Furniture, Inc., 144A,
 expires 08/15/07 (b).........................          150           1,500
                                                                    -------
Total Warrants (Cost $9,560)..................                       10,151
                                                                    -------

Short-Term Investments -- 16.43%
Investment Companies -- 16.43%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $7,594,776)...........................    7,594,776     $ 7,594,776
                                                                -----------
Total Investments
  (Cost $48,942,551) --  95.80% (a)...........                   44,278,237
Cash and other assets,
  less liabilities -- 4.20%...................                    1,938,933
                                                                -----------
Net Assets -- 100%............................                  $46,217,170
                                                                ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $48,942,551; and net unrealized depreciation consisted of:

      Gross unrealized appreciation.........................   $    447,022
      Gross unrealized depreciation.........................     (5,111,336)
                                                               ------------
          Net unrealized depreciation.......................   $ (4,664,314)
                                                                ============


(b) Non-income producing security
(c) Step bonds - coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2000. Maturity date disclosed is the ultimate maturity date.
PIK:  Payment In Kind, interest payment in cash or other securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $2,048,051 or 4.43% of net assets.

================================================================================

                See accompanying notes to financial statements.

 International Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

The Brinson International Equity Fund Class I has provided an annualized return of 7.18% since its performance inception on August 31, 1993, compared to the 7.53% return for its benchmark, the MSCI World Ex USA (Free) Index. For the year, the Fund outperformed its benchmark, achieving a return of -9.09% versus - 13.47% for the benchmark.

The year 2000 was challenging for equities, with low or negative returns in most regions. The main factor influencing returns was a sharp reversal of fortune for the technology, media and telecommunications (TMT) sectors. With valuations projecting rapid and indefinite growth prospects, the TMT sectors peaked at the end of the first quarter. Investor euphoria wore off as the environment became increasingly difficult. The U.S. Federal Reserve raised and maintained rates because of a fear of inflation. The U.S. economy began to slow by the fourth quarter and many TMT companies posted disappointing earnings leading to rapid and violent compression of P/E ratios. It became clear that many of these companies were vulnerable to a combination of increasing competition and a slowdown in capital spending plans. One sign of the change in sentiment, the MSCIWorld (Ex-U.S.)Value Index returned 6.0% (local currency) in 2000 in contrast to the Growth Index which declined 18.6% (local currency). While the investment environment was problematic, the Fund was well-positioned for these trends with significant underweights in technology hardware, software and services and telecommunication service sectors. Conversely, the Fund was overweighted in sectors that had strong cash flow and low valuations including selected financials, insurance, food and beverage and utilities. These defensive sectors outperformed as investors fled the underperforming TMT sectors.

The Fund's geographic weightings are a reflection of our sector views and regional valuations. The Fund is overweighted in the UK, Australia and New Zealand, which we find attractive. The most significant position is our underweight to Japan, where the market is negatively affected by its technology sectors and a very weak economic environment. Europe (Ex-UK) and Asia (Ex-Japan) are close to neutral with the exception of Hong Kong (no exposure) where we find overvalued technology names and a fragile real estate market.

During the year we maintained an underweight to the Japanese yen with an associated overweight in the Australian and New Zealand dollars and an overweight to the euro with an associated underweight to the British pound. The Fund benefited from the sharp strengthening of the euro at year-end as U.S. markets declined and the Japanese yen fell. Overall, currency was a modest contributor to performance for the year. We are maintaining these positions into 2001.

Going forward we are selectively taking advantage of the decline in sector valuations to improve the quality of the Fund without a concomitant increase in valuations. We are also picking over the TMT sectors to identify well-positioned companies whose stocks have fallen to attractive valuations with the sector decline.

================================================================================

International Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Total Return
                                                     6 months         1 year        3 years     5 years      Inception*
                                                       ended          ended          ended       ended           to
                                                     12/31/00        12/31/00      12/31/00    12/31/00        12/31/00
------------------------------------------------------------------------------------------------------------------------
Brinson International Equity Fund Class I**            -5.41%          -9.09%         7.40%       8.11%           7.18%
------------------------------------------------------------------------------------------------------------------------
Brinson International Equity Fund Class N**            -5.56           -9.30          7.11         N/A            3.73
------------------------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                        -10.80          -13.47          9.47        7.48            7.53
------------------------------------------------------------------------------------------------------------------------

* Performance inception date of the Brinson International Equity Fund Class I and the MSCI World Ex USA (Free) Index is 8/31/93, and inception date of Class N is 6/30/97.

**  Formerly known as the Global (Ex-U.S.) Equity Fund.

Performance is net of withholding taxes on dividends.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson International Equity Fund Class I and the MSCI World Ex USA (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. The performance of Class N shares will vary based upon the different inception dates and class specific expenses. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson International Equity Fund Class I vs. MSCI World Ex USA (Free) Index
Wealth Value with Dividends Reinvested

                                    [GRAPH]

                          Brinson International Equity Fund Class I      MSCI World Ex USA (Free) Index
   8/31/93                                $1,000,000                                $1,000,000
  12/31/93                                $  965,500                                $  988,754
  12/31/94                                $  974,540                                $1,062,774
  12/31/95                                $1,126,103                                $1,187,456
  12/31/96                                $1,269,637                                $1,271,887
  12/31/97                                $1,342,509                                $1,298,199
  12/31/98                                $1,535,729                                $1,540,540
  12/31/99                                $1,830,034                                $1,968,326
12/31/2000                                $1,663,346                                $1,703,213

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

================================================================================

International Equity Fund

--------------------------------------------------------------------------------

[LOGO OF BRINSON]

Industry Diversification

As a Percent of Net Assets

As of December 31, 2000 (Unaudited)

------------------------------------------------------------
INTERNATIONAL EQUITIES
Aerospace & Military................................    0.79%
Airlines............................................    0.74
Appliances & Households.............................    2.62
Autos/Durables......................................    2.27
Banking.............................................   11.91
Beverages & Tobacco.................................    2.94
Broadcasting & Publishing...........................    4.02
Building Materials..................................    0.86
Business & Public Service...........................    2.08
Chemicals...........................................    2.85
Computer Software...................................    0.32
Construction........................................    0.30
Data Processing.....................................    1.48
Electric Components.................................    2.34
Electronics.........................................    2.65
Energy..............................................    5.26
Financial Services..................................    5.22
Food & House Products...............................    4.25
Forest Products.....................................    0.84
Health & Personal Care..............................    9.05
Housing/Paper.......................................    1.04
Industrial Components...............................    0.60
Insurance...........................................    5.48
Leisure & Tourism...................................    1.13
Machinery & Engineering.............................    0.42
Merchandising.......................................    1.05
Metals-Steel........................................    0.30
Multi-Industry......................................    1.44
Non-Ferrous Metals..................................    0.86
Non-Durables........................................    0.20
Real Estate.........................................    1.78
Services/Miscellaneous..............................    0.34
Telecommunications..................................    9.20
Transportation......................................    1.77
Utilities...........................................    4.82
Wholesale & International Trade.....................    0.17
                                                      ------
  Total International Equities......................   93.39
SHORT-TERM INVESTMENTS..............................    4.22
                                                      ------
       TOTAL INVESTMENTS............................   97.61
CASH AND OTHER ASSETS,
  LESS LIABILITIES..................................    2.39
                                                      ------
NET ASSETS..........................................  100.00%
                                                      ======

Market and Currency Strategy

As of December 31, 2000 (Unaudited)

                                        Fund                     Benchmark
                             -------------------------    ----------------------
                               Market       Currency        Market     Currency
                              Strategy      Strategy       Strategy    Strategy
--------------------------------------------------------------------------------
Australia                        3.3%         8.6%           2.5%         2.5%
Austria                          0.0          0.0            0.2          0.0
Belgium                          1.3          0.0            0.9          0.0
Canada                           2.7          4.8            4.8          4.8
Denmark                          1.0          0.9            0.9          0.9
Euro                             1.3         49.1            0.0         37.1
Finland                          3.9          0.0            2.7          0.0
France                          10.5          0.0           11.1          0.0
Germany                          4.6          0.0            8.4          0.0
Hong Kong                        1.6          0.0            2.0          2.0
Ireland                          1.5          0.0            0.6          0.0
Italy                            2.6          0.0            4.5          0.0
Japan                           19.6         11.5           21.5         21.5
Netherlands                      7.0          0.0            5.4          0.0
New Zealand                      0.5          2.1            0.1          0.1
Norway                           0.0          0.4            0.4          0.4
Portugal                         1.4          0.0            0.5          0.0
Singapore                        1.2          1.0            1.0          1.0
Spain                            3.4          0.0            2.8          0.0
Sweden                           2.4          2.5            2.5          2.5
Switzerland                      6.5          6.8            6.9          6.9
U.K.                            23.7         12.3           20.3         20.3
--------------------------------------------------------------------------------
                               100.0%       100.0%         100.0%       100.0%

Top Ten International Equity Holdings

As of December 31, 2000 (Unaudited)
                                                                Percent of
                                                                Net Assets
----------------------------------------------------------------------------
 1.  GlaxoSmithKline PLC                                           2.12%

 2.  Roche Holdings AG (Gen.)                                      1.63

 3.  Nokia Oyj                                                     1.61

 4.  Total Fina S.A., Class B                                      1.51

 5.  Novartis AG (Reg.)                                            1.51

 6.  Lloyds TSB Group PLC                                          1.49

 7.  Elsevier                                                      1.42

 8.  Vodafone Group PLC                                            1.33

 9.  Allianz AG                                                    1.33

 10. BP Amoco PLC                                                  1.33
----------------------------------------------------------------------------

================================================================================

             International Equity Fund -- Schedule Of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                       Shares        Value
                                                      --------      -------
International Equities -- 93.39%
Australia -- 3.23%
Amcor Ltd...........................................   224,640    $   654,747
Amp Ltd.............................................    64,900        729,270
Brambles Industries Ltd.............................    21,340        498,064
Broken Hill Proprietary Co., Ltd....................    83,320        877,681
Lend Lease Corp., Ltd...............................    54,496        506,945
National Australia Bank Ltd.,
  Convertible Preferred, 7.875%.....................    73,500      2,103,938
News Corp., Ltd.....................................   149,088      1,159,876
News Corp., Ltd., Preferred.........................   141,379      1,005,624
Rio Tinto Ltd.......................................    80,660      1,319,449
Westpac Banking Corp., Ltd..........................   225,271      1,651,668
                                                                  -----------
                                                                   10,507,262
                                                                  -----------
Belgium -- 1.32%
Electrabel S.A......................................     7,440      1,682,082
Fortis B............................................    80,837      2,626,057
                                                                  -----------
                                                                    4,308,139
                                                                  -----------
Canada -- 2.58%
Alcan Aluminum Ltd..................................    16,440        562,047
BCE, Inc............................................    56,700      1,634,560
Canadian National Railway Co........................    32,080        947,236
Canadian Pacific Ltd................................    39,114      1,113,265
Magna International, Inc., Class A..................    14,260        597,173
Nortel Networks Corp................................    85,200      2,736,951
Shaw Communications, Inc., Class B..................    34,560        805,326
                                                                  -----------
                                                                    8,396,558
                                                                  -----------

Denmark -- 0.63%
Novo Nordisk A/S....................................     4,500        806,614
Tele Danmark A/S....................................    30,950      1,261,374
                                                                  -----------
                                                                    2,067,988
                                                                  -----------
Finland -- 3.84%
Nokia Oyj...........................................   117,792      5,253,239
Sampo Leonia Insurance, Class A.....................    35,992      1,943,084
Stora Enso Oyj......................................   218,600      2,586,059
UPM-Kymmene Corp....................................    79,289      2,720,935
                                                                  -----------
                                                                   12,503,317
                                                                  -----------
France -- 10.49%
Air France..........................................    53,210      1,248,967
Air Liquide.........................................    17,905      2,671,259
Alcatel S.A.........................................    51,625      2,932,468
Alcatel S.A. ADR....................................    25,513      1,427,133
Aventis S.A., Class A...............................    33,122      2,907,676
Axa.................................................    10,771      1,557,380
Banque Nationale de Paris...........................    36,627      3,215,368
Cie de Saint Gobain.................................    10,328      1,622,295
Groupe Danone.......................................    27,472      4,142,415
Schneider Electric S.A..............................    17,968      1,310,806
Societe Generale....................................    45,630      2,836,131
Suez Lyonnaise des Eaux S.A.........................     4,726        863,040
Thales S.A..........................................    31,081      1,489,733
Total Fina S.A., Class B............................    33,079      4,919,549
Vivendi.............................................    15,432      1,015,683
                                                                  -----------
                                                                   34,159,903
                                                                  -----------
Germany -- 4.25%
Allianz AG..........................................    11,478      4,332,216
Bayer AG............................................    33,055      1,734,869
Bayerische Motoren Werke AG.........................    40,860    $ 1,333,125
Continental AG......................................    44,090        703,731
DaimlerChrysler AG..................................    34,350      1,459,362
E.on AG.............................................    54,728      3,329,679
SAP AG..............................................     7,270        846,397
Volkswagen AG.......................................     1,800         95,570
                                                                  -----------
                                                                   13,834,949
                                                                  -----------
Hong Kong -- 1.45%
Cheung Kong Holdings, Ltd...........................    53,000        677,797
Guoco Group Ltd.....................................   420,000      1,251,939
Henderson Land Development Co., Ltd.................   366,000      1,862,870
Hong Kong Electric Holdings.........................   256,000        945,243
                                                                  -----------
                                                                    4,737,849
                                                                  -----------
Ireland -- 0.99%
Bank of Ireland.....................................   167,655      1,681,146
Eircom PLC..........................................   594,430      1,534,798
                                                                  -----------
                                                                    3,215,944
                                                                  -----------
Italy -- 2.36%
Assicurazioni Generali..............................    50,446      2,003,479
ENI Spa.............................................   490,000      3,128,403
ENI Spa ADR.........................................    17,052      1,096,657
Telecom Italia Spa..................................   133,000      1,471,007
                                                                  -----------
                                                                    7,699,546
                                                                  -----------
Japan -- 19.80%
Acom Co., Ltd.......................................     1,600        118,109
Bank of Tokyo-Mitsubushi Ltd........................   108,000      1,075,271
Benesse Corp........................................     8,400        311,874
Bridgestone Corp....................................    45,000        409,807
Canon, Inc..........................................    73,000      2,556,918
Dai Nippon Printing Co., Ltd........................    91,000      1,355,438
Daikin Kogyo Industries Ltd.........................    30,000        577,933
Denso Corp..........................................    39,000        843,520
Fuji Photo Film Co., Ltd............................    63,000      2,636,953
Fujitsu.............................................   153,000      2,256,147
Hitachi Ltd.........................................   116,000      1,034,046
Honda Motor Co......................................    74,000      2,760,420
Hoya Corp...........................................    15,000      1,103,327
Ito Yokado Co., Ltd.................................    48,000      2,395,797
Kamigumi Co., Ltd...................................   137,000        611,821
Kao Corp............................................    58,000      1,686,165
Kirin Brewery Co., Ltd..............................    61,000        546,436
Kuraray Co., Ltd....................................   108,000      1,010,017
Matsushita Electric Industrial Co...................    80,000      1,912,434
Minebea Co., Ltd....................................   195,000      1,806,567
Mitsubishi Corp.....................................    73,000        538,231
Mitsubishi Estate Co., Ltd..........................   171,000      1,826,795
Mitsubishi Trust and Banking Corp...................    56,000        385,429
Mizuho Holding, Inc.................................       375      2,324,869
NEC Corp............................................    30,000        549,037
Nippon Steel Co.....................................   606,000      1,002,925
Nippon Telegraph & Telephone Corp...................       561      4,042,933
Nomura Securities Co., Ltd..........................   123,000      2,213,354
Omron Corp..........................................    21,000        436,734
Ono Pharmaceutical Co., Ltd.........................    28,000      1,095,972
Orix Corp...........................................    26,600      2,669,317
Rohm Co.............................................     8,900      1,691,156
Sankyo Pharm Co., Ltd...............................    65,000      1,559,545
Secom Co., Ltd......................................    23,000      1,500,438

================================================================================

             International Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                         Shares        Value
                                                       ----------  ------------
Shin-Etsu Chemical Co., Ltd.......................         21,000  $    809,107
Softbank Corp.....................................          5,600       194,676
Sony Corp.........................................         45,900     3,175,219
Sumitomo Bank.....................................        136,000     1,396,918
Sumitomo Chemical Co..............................        227,000     1,127,049
Taiheiyo Cement Corp..............................            600         1,030
Takeda Chemical Industries........................         37,000     2,190,193
Takefuji Corp.....................................          6,900       435,026
TDK Corp..........................................         16,000     1,557,968
Tokio Marine & Fire Insurance Co..................         83,000       951,375
Toyota Motor Corp.................................         36,000     1,150,613
West Japan Railway Co.............................            250     1,105,517
Yamanouchi Pharmaceutical Co., Ltd................         21,000       908,406
Yamato Transport Co., Ltd.........................         36,000       661,996
                                                                   ------------
                                                                     64,510,828
                                                                   ------------
Netherlands -- 6.56%
ABN AMRO Holdings NV..............................        188,634     4,289,551
Aegon NV..........................................         76,384     3,159,837
Akzo Nobel NV.....................................         35,700     1,917,264
Elsevier NV.......................................        313,550     4,610,164
ING Groep NV......................................            521        41,618
Philips Electronics NV............................         57,922     2,122,016
TNT Post Group NV.................................         80,970     1,958,338
Wolters Kluwer NV.................................        119,299     3,252,754
                                                                   ------------
                                                                     21,351,542
                                                                   ------------
New Zealand -- 0.46%
Lion Nathan Ltd...................................        250,870       565,040
Telecom Corp. of New Zealand Ltd..................        436,090       928,184
                                                                   ------------
                                                                      1,493,224
                                                                   ------------
Portugal -- 1.28%
Brisa-Auto Estradas de Portugal S.A...............        139,207     1,241,659
EDP Electricidade de Portugal S.A.................        885,970     2,928,057
                                                                   ------------
                                                                      4,169,716
                                                                   ------------
Singapore -- 0.61%
DBS Group Holdings Ltd............................        176,000     1,989,389
                                                                   ------------

Spain -- 3.28%
Altadis S.A.......................................        203,021     3,145,160
Banco Popular Espanol S.A.........................         70,015     2,438,837
Banco Santander Central Hispano S.A...............        186,883     2,000,287
Endesa S.A........................................         58,801     1,002,026
Telefonica S.A. (b)...............................        127,591     2,108,388
                                                                   ------------
                                                                     10,694,698
                                                                   ------------
Sweden -- 2.42%
Electrolux AB, B Shares...........................        139,330     1,808,905
Investor AB, B Shares.............................        108,570     1,622,423
Nordea AB.........................................        369,020     2,796,347
Swedish Match AB..................................        420,430     1,639,746
                                                                   ------------
                                                                      7,867,421
                                                                   ------------
Switzerland -- 5.51%
Nestle S.A. (Reg.)................................          1,453     3,389,287
New ABB Ltd.......................................         12,992     1,384,985
Novartis AG (Reg.)................................          2,780     4,914,965
Roche Holding AG (Gen.)...........................            521     5,308,059
Swisscom AG (Reg.)................................          4,785     1,244,602
Zurich Financial Services AG......................          2,823     1,701,988
                                                                   ------------
                                                                     17,943,886
                                                                   ------------
United Kingdom -- 22.33%
BAE Systems PLC...................................        192,000  $  1,095,619
Barclays PLC......................................         85,000     2,630,895
BP Amoco PLC......................................        536,884     4,330,809
British Airways PLC...............................        200,879     1,171,792
British Land Company PLC..........................        132,000       936,618
British Telecommunications PLC....................        338,551     2,892,777
Charter PLC.......................................        309,907       805,518
Diageo PLC........................................        246,322     2,759,684
Dixons Group PLC..................................         72,000       240,921
GlaxoSmithKline PLC (b)...........................        244,840     6,912,561
Hanson PLC........................................        174,000     1,193,045
House of Fraser PLC...............................        317,685       291,855
HSBC Holdings PLC.................................        113,884     1,675,690
International Power PLC...........................        304,314     1,141,013
Invensys PLC......................................        733,000     1,713,615
Kelda Group PLC...................................        312,011     1,813,069
Lattice Group PLC (b).............................        766,000     1,727,828
Lloyds TSB Group PLC..............................        458,725     4,851,550
Marconi PLC.......................................        200,269     2,150,985
Marks & Spencer PLC...............................        268,624       746,367
Nycomed Amersham PLC..............................        212,876     1,772,827
P&O Princess Cruises PLC (b)......................        245,617     1,038,340
Powergen PLC......................................        159,812     1,508,764
Prudential Corp. PLC..............................        196,964     3,168,819
Reckitt Benckiser PLC.............................        147,497     2,031,463
Rentokil Initial PLC..............................        159,000       548,661
RMC Group PLC.....................................        112,000       985,435
Royal Bank of Scotland Group PLC..................        158,168     3,737,833
Scottish & Newcastle PLC..........................        129,000       905,696
Scottish & Southern Energy PLC....................        248,875     2,304,983
Shell Transport & Trading Co......................        444,404     3,644,560
Smurfit (Jefferson) Group PLC.....................        416,000       810,959
Tesco PLC.........................................        637,592     2,597,780
Trinity Mirror PLC................................        138,566       944,397
United News & Media PLC...........................        103,609     1,315,562
Vodafone Group PLC................................      1,184,309     4,343,215
                                                                   ------------
                                                                     72,741,505
                                                                   ------------
Total International Equities
  (Cost $254,688,496).............................                  304,193,664
                                                                   ------------
Short-Term Investments -- 4.22%
Investment Companies -- 4.22%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $13,760,421)..............................     13,760,421    13,760,421
                                                                   ------------
Total Investments
  (Cost $268,448,917) -- 97.61% (a)...............                  317,954,085

Cash and other assets,
  less liabilities -- 2.39%.......................                    7,784,239
                                                                   ------------
Net Assets -- 100%................................                 $325,738,324
                                                                   ============

               See accompanying notes to schedule of investments.

================================================================================

             International Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $268,448,917; and net unrealized appreciation consisted of:


      Gross unrealized appreciation ........................     $ 66,603,414
      Gross unrealized depreciation ........................      (17,098,246)
                                                                 ------------
            Net unrealized appreciation ....................     $ 49,505,168
                                                                 ============

(b) Non-income producing security


FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund had the following open foreign forward currency contracts as of December 31, 2000:

                                                                Settlement         Local           Current         Unrealized
                                                                   Date           Currency          Value           Gain/(Loss)
                                                                ----------     -------------     -----------      ------------
Forward Foreign Currency Buy Contracts:
Australian Dollar.........................................       02/08/01         54,800,000     $30,461,029      $ (1,071,431)
British Pound.............................................       02/08/01         14,400,000      21,525,951           883,276
Canadian Dollar...........................................       02/08/01         18,600,000      12,393,390          (143,000)
Euro......................................................       02/08/01        103,600,000      97,443,518         3,291,861
Japanese Yen..............................................       02/08/01      1,628,000,000      14,350,144          (828,676)
New Zealand Dollar........................................       02/08/01         15,600,000       6,902,136           291,947
Singapore Dollar..........................................       02/08/01          2,700,000       1,563,133              (878)
Swedish Krona.............................................       02/08/01         17,200,000       1,827,860           121,917
Swiss Franc...............................................       02/08/01         22,300,000      13,809,846           752,579

Forward Foreign Currency Sale Contracts:
Australian Dollar.........................................       02/08/01         26,500,000      14,730,242          (230,322)
British Pound.............................................       02/08/01         38,700,000      57,850,992          (136,607)
Canadian Dollar...........................................       02/08/01          7,200,000       4,797,441           (41,593)
Euro......................................................       02/08/01         57,100,000      53,706,804        (3,328,543)
Hong Kong Dollar..........................................       02/08/01         32,000,000       4,105,095             2,851
Japanese Yen..............................................       02/08/01      5,270,000,000      46,452,865         3,518,774
New Zealand Dollar........................................       02/08/01          3,600,000       1,592,801           (72,701)
Swedish Krona.............................................       02/08/01         17,200,000       1,827,860            48,496
Swiss Franc...............................................       02/08/01         17,600,000      10,899,251          (920,572)
                                                                                                                  ------------
 Total....................................................                                                        $  2,137,378
                                                                                                                  ============

================================================================================

                See accompanying notes to financial statements.

                      This page intentionally left blank.

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (Unaudited)

                                                                                Global             Global
                                               Global          Global Equity  Technology          Biotech        Global Bond
                                                Fund              Fund           Fund               Fund            Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost:
   Unaffiliated issuers..................... $ 173,642,213    $  53,543,707   $   1,656,019    $   1,649,633    $  38,186,442
   Affiliated issuers.......................    45,416,613          817,830            --               --          2,437,235
 Foreign currency, at cost..................       934,662        1,161,661            --               --                 --
                                             -------------    -------------   -------------    -------------    -------------
                                             $ 219,993,488    $  55,523,198   $   1,656,019    $   1,649,633    $  40,623,677
                                             =============    =============   =============    =============    =============

 Investments, at value:
   Unaffiliated issuers..................... $ 176,604,185    $  59,413,550   $   1,243,415    $   1,654,261    $  36,923,080
   Affiliated issuers.......................    47,360,414          817,830              --             --          2,437,235
 Foreign currency, at value.................       958,044        1,196,799              --             --             10,221
 Cash.......................................            --               17          16,379           14,385          809,496
 Receivables:
   Investment securities sold...............     2,455,581          425,708              --           22,326               --
   Due from Advisor.........................            --               --           4,713            6,235               --
   Dividends................................       162,057           95,974             231               34               --
   Interest.................................       660,893            2,616             187              292               --
   Fund shares sold.........................       137,342           23,700              --               --            2,650
   Variation margin.........................       262,017               --              --               --               --
 Other assets...............................           260
 Net unrealized appreciation on
  forward foreign currency contracts........       398,689        1,266,750              --               --               --
                                             -------------    -------------   -------------    -------------    -------------
   TOTAL ASSETS.............................   228,999,482       63,242,944       1,264,925        1,697,533       40,182,682
                                             -------------    -------------   -------------    -------------    -------------
LIABILITIES:
 Payables:
   Securities loaned........................    38,679,342               --              --               --               --
   Investment securities purchased..........     3,572,411          195,350          37,273               --        1,501,802
   Investment advisory fees.................       123,872           37,173              --               --           18,300
   Fund shares redeemed.....................         3,245               --              --               --               --
   Variation margin.........................            --               --              --               --               --
   Due to custodian bank....................         4,853               --              --               --               --
   Accrued expenses.........................       105,432           58,998          10,727           10,201           52,376
Net unrealized depreciation on forward
 foreign currency contracts.................            --               --              --               --           14,169
                                             -------------    -------------   -------------    -------------    -------------
   TOTAL LIABILITIES........................    42,489,155          291,521          48,000           10,201        1,586,647
                                             -------------    -------------   -------------    -------------    -------------
NET ASSETS.................................. $ 186,510,327    $  62,951,423   $   1,216,925    $   1,687,332    $  38,596,035
                                             =============    =============   =============    =============    =============

NET ASSETS CONSIST OF:
 Paid in capital............................ $ 181,268,801    $  55,254,398   $   2,222,820    $   1,706,271    $  47,809,953
 Accumulated undistributed net
 investment income (loss)...................     2,046,941          108,781         (16,474)         (10,250)         814,413
 Accumulated net realized gain (loss).......    (3,502,738)         415,714        (576,817)         (13,317)      (8,776,274)
Net unrealized appreciation
 (depreciation).............................     6,697,323        7,172,530        (412,604)           4,628       (1,252,057)
                                             -------------    -------------   -------------    -------------    -------------
   NET ASSETS............................... $ 186,510,327    $  62,951,423   $   1,216,925    $   1,687,332    $  38,596,035
                                             =============    =============   =============    =============    =============
BRINSON CLASS I:
  Net Assets................................ $ 178,307,755    $  38,931,575   $     356,131       $1,245,583    $  37,029,724
                                             =============    =============   =============    =============    =============
  Shares outstanding........................    15,869,659        3,401,638          53,323          112,159        4,074,142
                                             =============    =============   =============    =============    =============
Net asset value, offering and redemption
 price per share............................ $       11.24    $       11.44   $        6.68    $       11.11    $        9.09
                                             =============    =============   =============    =============    =============
BRINSON CLASS N:
 Net Assets................................. $     211,505    $     323,969   $         667    $       1,131    $       1,834
                                             =============    =============   =============    =============    =============

 Shares outstanding.........................        18,941           28,443             100              102              200
                                             =============    =============   =============    =============    =============

 Net asset value, offering and redemption
  price per share........................... $       11.17    $       11.39   $        6.67    $       11.09    $        9.17
                                             =============    =============   =============    =============    =============

UBS INVESTMENT FUNDS CLASS:
 Net Assets................................. $   7,991,067    $  23,695,879   $     860,127    $     440,618    $   1,564,477
                                             =============    =============   =============    =============    =============

 Shares outstanding.........................       719,386        2,091,443         129,609           39,870          172,076
                                             =============    =============   =============    =============    =============

 Net asset value, offering and redemption
  price per share........................... $       11.11    $       11.33   $        6.64    $       11.05    $        9.09
                                             =============    =============   =============    =============    =============

================================================================================

                See accompanying notes to financial statements.

                   The Brinson Funds -- Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

       U.S.          U.S.              U.S.             U.S.              U.S.
    Balanced        Equity           Large Cap        Large Cap        Small Cap       U.S. Bond       High Yield    International
      Fund           Fund           Equity Fund      Growth Fund      Growth Fund         Fund             Fund      Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
$  10,776,728    $ 116,464,525    $   5,541,995    $   9,259,717    $  42,059,835    $  58,968,999    $  41,347,775    $ 254,688,496
      711,147        1,289,380               --               --        1,166,686          747,169        7,594,776       13,760,421
           --               --               --               --               --               --               --        4,397,176
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  11,487,875    $ 117,753,905    $   5,541,995    $   9,259,717    $  43,226,521    $  59,716,168    $  48,942,551    $ 272,846,093
=============    =============    =============    =============    =============    =============    =============    =============


$  11,286,816    $ 142,475,105    $   6,019,756    $   8,451,827    $  49,225,762    $  59,349,325    $  36,683,461    $ 304,193,664
      711,147        1,289,380               --               --        1,166,686          747,169        7,594,776       13,760,421
           --               --               --               --               --               --               --        4,455,189
       15,722           16,224              628          199,793               --              192               --               --

           --               --               --               --          487,431        1,348,480               --        1,713,029
           --               --           12,618               --               --               --               --               --
        5,530          172,844            7,627            3,634            3,557               --               --          637,616
       60,900           19,184            2,987            1,060            9,085          721,589          913,087           26,236
        5,886               --               70               --            5,500               --        1,293,043        1,490,000
        4,957               --               --               --               --               --               --               --




           --               --               --               --               --               --               --        2,137,378
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
   12,090,958      143,972,737        6,043,686        8,656,314       50,898,021       62,166,755       46,484,367      328,413,533
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


           --               --               --               --               --               --               --             --
      169,754               --               --           11,379          481,559        1,343,908          236,371        2,438,230
        2,026           74,468               --            1,710           37,839           22,014           13,336          210,800
           --               --               22               --               --               --               --               --
           --           27,300            4,550               --               --               --               --               --
           --               --               --               --               --               --               --               --
       44,929          100,905           23,045           67,658           19,376           42,858           17,490           26,179


           --               --               --               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
      216,709          202,673           27,617           80,747          538,774        1,408,780          267,197        2,675,209
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  11,874,249    $ 143,770,064    $   6,016,069    $   8,575,567    $  50,359,247    $  60,757,975    $  46,217,170    $ 325,738,324
=============    =============    =============    =============    =============    =============    =============    =============

$  13,298,352    $ 122,508,961    $  12,005,546    $   9,612,661    $  38,657,811    $  64,722,621    $  56,673,103    $ 263,255,406

      (20,232)       2,441,205          (86,114)         (30,101)        (140,879)          (7,919)         596,345        1,069,734
   (1,932,629)      (7,213,659)      (6,365,767)        (199,103)       4,676,388       (4,337,053)      (6,387,964)       9,717,175
      528,758       26,033,557          462,404         (807,890)       7,165,927          380,326       (4,664,314)      51,696,009
-------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  11,874,249    $ 143,770,064    $   6,016,069    $   8,575,567    $  50,359,247    $  60,757,975    $  46,217,170    $ 325,738,324
=============    =============    =============    =============    =============    =============    =============    =============

$  10,583,030     $130,143,685       $5,743,599    $   3,733,658    $  46,693,029    $  57,382,820    $  44,211,349    $ 320,897,024
=============    =============    =============    =============    =============    =============    =============    =============
    1,171,932        8,300,962          710,204          353,731        3,743,245        5,687,870        5,474,392       26,637,365
=============    =============    =============    =============    =============    =============    =============    =============
$        9.03    $       15.68    $        8.09    $       10.56    $       12.47    $       10.09    $        8.08    $       12.05
=============    =============    =============    =============    =============    =============    =============    =============

$       1,209    $   8,014,732    $      20,081    $       1,100    $       1,721    $       1,251    $         992    $       1,143
=============    =============    =============    =============    =============    =============    =============    =============
          134          513,896            2,463              105              139              124              123               95
=============    =============    =============    =============    =============    =============    =============    =============

$        9.02    $       15.60    $        8.15    $       10.48    $       12.38    $       10.09    $        8.07    $       12.03
=============    =============    =============    =============    =============    =============    =============    =============

$   1,290,010    $   5,611,647    $     252,389    $   4,840,809    $   3,664,497    $   3,373,904    $   2,004,829    $   4,840,157
=============    =============    =============    =============    =============    =============    =============    =============
      143,842          357,113           31,427          467,843          299,539          335,805          248,061          410,165
=============    =============    =============    =============    =============    =============    =============    =============

$        8.97    $       15.71    $        8.03    $       10.35    $       12.23    $       10.05    $        8.08    $       11.80
=============    =============    =============    =============    =============    =============    =============    =============

================================================================================

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2000 (Unaudited)

                                                                                         Global          Global
                                                    Global         Global Equity       Technology        Biotech       Global Bond
                                                     Fund               Fund              Fund             Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends..................................... $   809,847       $   505,064        $     1,049       $    210      $     3,178
   Interest......................................   2,404,233            36,910              3,315          2,252          998,148
   Securities lending-net........................      71,108                --                 --             --               --
   Foreign tax withheld..........................     (30,294)          (15,775)                --             --           (7,997)
                                                  -----------       -----------        -----------       --------      -----------
     TOTAL INCOME................................   3,254,894           526,199              4,364          2,462          993,329
                                                  -----------       -----------        -----------       --------      -----------
EXPENSES:
   Advisory......................................     899,931           257,173             13,574          9,739          144,951
   Administration................................      79,219                --                 --             --               --
   Professional..................................      53,200            23,552             13,248         13,248           23,822
   Printing......................................      52,688            32,875              2,208          2,208           18,032
   Distribution..................................      27,760            95,896              5,860          1,663            4,872
   Custodian.....................................      25,991            11,636                261            214            6,910
   Registration..................................      17,480            16,744              6,072          6,072           25,920
   Other.........................................      35,743            15,365              2,295          2,284           10,378
                                                  -----------       -----------        -----------       --------      -----------
     TOTAL OPERATING EXPENSES....................   1,192,012           453,241             43,518         35,428          234,885
                                                  -----------       -----------        -----------       --------      -----------
     Expenses deferred by Advisor................          --           (32,635)           (22,680)       (22,716)         (55,348)
     Earnings credits............................        (681)           (3,188)                --             --             (629)
                                                  -----------       -----------        -----------       --------      -----------
     NET OPERATING EXPENSES......................   1,191,331           417,418             20,838         12,712          178,908
                                                  -----------       -----------        -----------       --------      -----------
     Interest Expenses...........................      16,622                --                 --             --               --
                                                  -----------       -----------        -----------       --------      -----------
     NET INVESTMENT INCOME (LOSS)................   2,046,941           108,781            (16,474)       (10,250)         814,421
                                                  -----------       -----------        -----------       --------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
   Investments...................................   4,180,922         3,327,281           (575,372)        14,052          (35,107)
   Futures contracts.............................   4,237,856                --                 --             --               --
   Foreign currency transactions.................  (4,110,954)         (576,953)                --         (5,608)      (1,408,125)
                                                  -----------       -----------        -----------       --------      -----------
     Net realized gain (loss)....................   4,307,824         2,750,328           (575,372)         8,444       (1,443,232)
                                                  -----------       -----------        -----------       --------      -----------
 Change in net unrealized appreciation
   or depreciation on:
   Investments and foreign currency..............   1,832,871        (2,382,690)          (459,340)       (95,579)       1,177,729
   Futures contracts.............................     537,004                --                 --             --               --
   Forward contracts.............................   1,088,824           853,137                 --             --           40,738
   Translation of other assets and liabilities
     denominated in foreign currency.............      20,986            (9,353)                --             --          (15,088)
                                                  -----------       -----------        -----------       --------      -----------
     Change in net unrealized appreciation
      or depreciation............................   3,479,685        (1,538,906)          (459,340)       (95,579)       1,203,379
                                                  -----------       -----------        -----------       --------      -----------
 Net realized and unrealized gain (loss).........   7,787,509         1,211,422         (1,034,712)       (87,135)        (239,853)
                                                  -----------       -----------        -----------       --------      -----------
 Net increase (decrease) in net assets resulting
   from operations............................... $ 9,834,450       $ 1,320,203        $(1,051,186)      $(97,385)     $   574,568
                                                  ===========       ===========        ===========       ========      ===========

================================================================================

                See accompanying notes to financial statements.

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

   U.S.           U.S.             U.S.            U.S.             U.S.
 Balanced        Equity         Large Cap        Large Cap        Small Cap        U.S. Bond        High Yield       International
   Fund           Fund         Equity Fund      Growth Fund      Growth Fund          Fund             Fund           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
$   32,937     $ 1,052,108      $   66,270      $    24,338      $    45,486       $   32,460       $        --       $  2,786,907
   255,136         133,443          19,348           14,649          154,453        2,330,600         2,644,544            366,893
        --              --              --               --               --               --                --             20,060
        --              --              --               --               --               --                --           (227,905)
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
   288,073       1,185,551          85,618           38,987          199,939        2,363,060         2,644,544          2,945,955
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------

    41,450         544,628          33,379           39,468          282,392          161,916           142,840          1,453,336
        --              --              --               --               --               --                --             85,181
     9,752          36,896          18,558            9,296           10,746           20,018            23,032             63,592
     5,454         123,500          17,500            7,928           22,632           34,800            19,009             40,853
     3,129          35,443             584           24,088           16,063            8,355             9,454             22,276
       148           1,945             119              141              706              810               595            135,875
    17,848              --          13,720           17,112           23,184           20,496            17,112             25,944
     3,696          64,849           3,269            3,708            6,283           10,938             6,633             38,132
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
    81,477         807,261          87,129          101,741          362,006          257,333           218,675          1,865,189
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
   (30,957)       (148,908)        (48,358)         (32,653)         (21,188)         (53,686)          (42,748)                --
        --              --              --               --               --               --                --            (26,875)
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
    50,520         658,353          38,771           69,088          340,818          203,647           175,927          1,838,314
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
        --              --              --               --               --               --             9,485             37,907
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
   237,553         527,198          46,847          (30,101)        (140,879)       2,159,413         2,459,132          1,069,734
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------


   (25,044)      8,859,418        (260,615)          91,221        5,933,941         (390,292)       (2,732,253)        19,794,739
   298,469        (123,885)        (18,355)          17,119               --               --                --                 --
        --              --              --               --               --               --                --         (3,065,985)
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
   273,425       8,735,533        (278,970)         108,340        5,933,941         (390,292)       (2,732,253)        16,728,754
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------



   608,149       3,288,910       1,471,709       (2,357,460)      (9,076,630)       2,665,592        (1,133,312)       (44,566,520)
  (106,038)         27,399          (7,461)           1,821               --               --                --                 --
        --              --              --               --               --               --                --          3,720,288

        --              --              --               --               --               --                --              9,266
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------


   502,111       3,316,309       1,464,248       (2,355,639)      (9,076,630)       2,665,592        (1,133,312)       (40,836,966)
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------
   775,536      12,051,842       1,185,278       (2,247,299)      (3,142,689)       2,275,300        (3,865,565)       (24,108,212)
----------     -----------      ----------      -----------      -----------       ----------       -----------       ------------


$1,013,089     $12,579,040      $1,232,125      $(2,277,400)     $(3,283,568)      $4,434,713       $(1,406,433)      $(23,038,478)
==========     ===========      ==========      ===========      ===========       ==========       ===========       ============

================================================================================

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (Unaudited)

                                                                                                           Global
                                                                                                            Fund
                                                                                                       -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations..............................................    $   9,834,450
 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
 Net realized and unrealized gain on investments...................................................       (7,787,509)
 Increase in receivable for investment securities sold.............................................         (685,522)
 Decrease in dividends and interest receivable.....................................................          726,969
 Decrease in other assets..........................................................................            2,184
 Increase in payable for securities purchased......................................................        1,262,779
 Decrease in payable for investment advisory fee...................................................          (70,925)
 Decrease in accrued expenses......................................................................          (37,548)
 Increase in variation margin......................................................................         (534,163)
 Net accretion of discount.........................................................................         (390,915)
 Purchases of investments..........................................................................     (194,751,471)
 Proceeds from sales of investments................................................................      321,720,894
 Net realized gain on futures contracts............................................................        4,237,856
 Net realized loss on foreign currency transactions................................................       (4,110,954)
 Change in net unrealized appreciaton or depreciation on futures contracts.........................          537,004
 Change in net unrealized appreciation or depreciation on other assets and liabilities.............           20,986
 Net increase in foreign currency..................................................................         (703,382)
                                                                                                       -------------
  Net cash provided by operating activities........................................................      129,270,733
                                                                                                       -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions...................................................................     (113,909,267)
 Net decrease from securities lending..............................................................      (13,012,023)
 Dividends and capital gain distributions paid.....................................................       (2,354,296)
                                                                                                       -------------
  Net cash used for financing activities...........................................................     (129,275,586)
                                                                                                       -------------
Net decrease in cash...............................................................................           (4,853)

CASH AT BEGINNING OF PERIOD........................................................................               --
                                                                                                       -------------

CASH AT END OF PERIOD..............................................................................    $      (4,853)
                                                                                                       =============

================================================================================

                See accompanying notes to financial statements.

                      This page intentionally left blank.

                  The Brinson Funds  -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Global Fund                   Global Equity Fund
                                                        ----------------------------------  ---------------------------------
                                                           Six Months             Year          Six Months           Year
                                                             Ended                Ended           Ended             Ended
                                                          December 31,           June 30,      December 31,        June 30,
                                                        2000 (Unaudited)           2000      2000 (Unaudited)        2000
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)..........................   $   2,046,941      $   7,094,949     $    108,781      $    162,257
 Net realized gain (loss)..............................       4,307,824          8,976,951        2,750,328         8,474,282
 Change in net unrealized appreciation or
  depreciation.........................................       3,479,685        (21,444,707)      (1,538,906)       (7,646,954)
                                                          -------------      -------------     ------------      ------------
 Net increase (decrease) in net assets from operations.       9,834,450         (5,372,807)       1,320,203           989,585
                                                          -------------      -------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
 Brinson Class I:
   Distributions from net investment income............              --         (4,971,880)              --          (229,745)
   Distributions from net realized gains...............      (9,702,495)       (14,468,448)      (4,104,553)       (3,607,561)
                                                          -------------      -------------     ------------      ------------
 Total Class I distributions...........................      (9,702,495)       (19,440,328)      (4,104,553)       (3,837,306)
                                                          -------------      -------------     ------------      ------------
 Brinson Class N:
   Distributions from net investment income............              --            (18,729)              --              (986)
   Distributions from net realized gains...............         (11,339)           (59,854)         (34,788)          (19,859)
                                                          -------------      -------------     ------------      ------------
 Total Class N distributions...........................         (11,339)           (78,583)         (34,788)          (20,845)
                                                          -------------      -------------     ------------      ------------
 UBS Investment Funds Class:
   Distributions from net investment income............              --           (181,202)              --           (77,666)
   Distributions from net realized gains...............        (459,422)          (720,519)      (2,498,356)       (3,756,176)
                                                          -------------      -------------     ------------      ------------
 Total UBS Investment Funds Class distributions........        (459,422)          (901,721)      (2,498,356)       (3,833,842)
                                                          -------------      -------------     ------------      ------------
 Decrease in net assets from distributions.............     (10,173,256)       (20,420,632)      (6,637,697)       (7,691,993)
                                                          -------------      -------------     ------------      ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Brinson Class I:
   Shares sold.........................................      70,728,394        378,057,007       18,637,769        31,965,448
   Shares issued on reinvestment of distributions......       7,392,619         17,592,753        2,825,455         3,143,195
   Shares redeemed.....................................    (183,764,443)      (556,236,057)     (19,904,271)      (33,431,209)
                                                          -------------      -------------     ------------      ------------
 Total Brinson Class I transactions....................    (105,643,430)      (160,586,297)       1,558,953         1,677,434
                                                          -------------      -------------     ------------      ------------
 Brinson Class N:
   Shares sold.........................................          10,199             85,811           99,999                --
   Shares issued on reinvestment of distributions......           3,867             68,059           23,849            20,844
   Shares redeemed.....................................          (4,319)        (1,405,050)              --            (1,198)
                                                          -------------      -------------     ------------      ------------
 Total Brinson Class N transactions....................           9,747         (1,251,180)         123,848            19,646
                                                          -------------      -------------     ------------      ------------
 UBS Investment Funds Class:
   Shares sold.........................................         426,770            385,340          284,104         3,098,087
   Shares issued on reinvestment of distributions......         422,475            863,834        2,278,862         3,281,750
   Shares redeemed.....................................      (1,580,628)       (13,120,314)      (4,840,133)      (18,879,433)
                                                          -------------      -------------     ------------      ------------
 Total UBS Investment Funds Class transactions.........        (731,383)       (11,871,140)      (2,277,167)      (12,499,596)
                                                          -------------      -------------     ------------      ------------
 Net increase (decrease) in net assets resulting from
   capital share transactions..........................    (106,365,066)      (173,708,617)        (594,366)      (10,802,516)
                                                          -------------      -------------     ------------      ------------
 Increase (Decrease) in Net Assets.....................    (106,703,872)      (199,502,056)      (5,911,860)      (17,504,924)
 Net Assets, Beginning of Period.......................     293,214,199        492,716,255       68,863,283        86,368,207
                                                          -------------      -------------     ------------      ------------
 Net Assets, End of Period.............................   $ 186,510,327      $ 293,214,199     $ 62,951,423      $ 68,863,283
                                                          =============      =============     ============      ============
 Net assets include accumulated undistributed
   net investment income (loss)........................   $   2,046,941      $          --     $    108,781      $         --
                                                          =============      =============     ============      ============
Share Transactions:
 Brinson Class I:
   Shares sold.........................................       6,300,765         33,602,761        1,537,537         2,577,643
   Shares issued on reinvestment of distributions......         682,606          1,590,665          252,048           257,009
   Shares redeemed.....................................     (16,369,363)       (48,975,929)      (1,637,625)       (2,721,479)
                                                          -------------      -------------     ------------      ------------
 Total Brinson Class I transactions....................      (9,385,992)       (13,782,503)         151,960           113,173
                                                          -------------      -------------     ------------      ------------
 Brinson Class N:
   Shares sold.........................................             940              7,386            8,271                --
   Shares issued on reinvestment of
    distributions......................................             360              6,165            2,139             1,707
   Shares redeemed.....................................            (394)          (127,026)              --               (98)
                                                          -------------      -------------     ------------      ------------
 Total Brinson Class N transactions....................             906           (113,475)          10,410             1,609
                                                          -------------      -------------     ------------      ------------
 UBS Investment Funds Class:
   Shares sold.........................................          38,946             33,492           23,935           243,526
   Shares issued on reinvestment of distributions......          39,447             78,388          205,303           268,566
   Shares redeemed.....................................        (145,395)        (1,170,744)        (402,318)       (1,533,100)
                                                          -------------      -------------     ------------      ------------
 Total UBS Investment Funds Class transactions.........         (67,002)        (1,058,864)        (173,080)       (1,021,008)
                                                          -------------      -------------     ------------      ------------

 Commencement of investment operations

================================================================================

               See accompanying notes to financial statements.

                  The Brinson Funds  -- Financial Statements

--------------------------------------------------------------------------------

        Global Technology Fund           Global Biotech Fund              Global Bond Fund                U.S. Balanced Fund
 --------------------------------  ------------------------------  ------------------------------  ---------------------------------
    Six Months      May 26, 2000*    Six Months     June 2, 2000*    Six Months            Year        Six Months            Year
       Ended           Through          Ended          Through          Ended             Ended           Ended             Ended
    December 31,       June 30,      December 31,      June 30,      December 31,        June 30,      December 31,        June 30,
  2000 (Unaudited)       2000      2000 (Unaudited)      2000      2000 (Unaudited)        2000      2000 (Unaudited)        2000
 -----------------------------------------------------------------------------------------------------------------------------------
     $    (16,474)  $      (464)    $      (10,250)  $     (235)   $       814,421   $  3,527,958   $        237,553   $    846,394
         (575,372)        1,624              8,444        7,976         (1,443,232)    (8,536,498)           273,425     (2,003,095)
         (459,340)       46,736            (95,579)     100,207          1,203,379      3,924,705            502,111     (2,296,787)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
       (1,051,186)       47,896            (97,385)     107,948            574,568     (1,083,835)         1,013,089     (3,453,488)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

               --            --                 --           --           (331,177)    (1,118,342)          (393,409)      (815,029)
             (785)           --            (22,723)          --                 --        (82,557)                --       (225,248)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
             (785)           --            (22,723)          --           (331,177)    (1,200,899)          (393,409)    (1,040,277)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

               --            --                 --           --                (11)            --                (43)           (31)
               (1)           --                (21)          --                 --             (1)                --             (7)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
               (1)           --                (21)          --                (11)            (1)               (43)           (38)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

               --            --                 --           --             (4,729)       (43,991)           (42,830)       (37,261)
           (2,011)           --             (6,758)          --                 --         (4,026)                --        (10,418)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
           (2,011)           --             (6,758)          --             (4,729)       (48,017)           (42,830)       (47,679)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
           (2,797)           --            (29,502)          --           (335,917)    (1,248,917)          (436,282)    (1,087,994)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

        1,467,050       208,013          1,071,283       87,520          5,149,224     25,700,559          2,336,534     11,292,015
              785            --             22,723           --            242,044      1,040,704            364,296      1,016,548
         (994,930)           --           (453,486)          --        (12,063,678)   (73,843,125)        (3,766,827)   (34,385,369)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
          472,905       208,013            640,520       87,520         (6,672,410)   (47,101,862)        (1,065,997)   (22,076,806)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

               --            --                 --           --              1,554          1,912                 --             --
                1            --                 21           --                 --              1                 43             38
               --            --                 --           --               (551)    (1,106,396)                --            (96)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
                1            --                 21           --              1,003     (1,104,483)                43            (58)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

        1,444,186       320,741            365,041      144,960            100,019        366,668            200,000        147,189
            1,400            --              6,744           --              3,519         38,350             42,323         41,422
         (226,244)           --            (38,545)          --           (655,971)    (2,630,429)          (253,308)      (588,978)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
        1,219,342       320,741            333,240      144,960           (552,433)    (2,225,411)           (10,985)      (400,367)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

        1,692,248       528,754            973,781      232,480         (7,223,840)   (50,431,756)        (1,076,939)   (22,477,231)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
          638,265       576,650            846,894      340,428         (6,985,189)   (52,764,508)          (500,132)   (27,018,713)
          578,660         2,010            840,438      500,010         45,581,224     98,345,732         12,374,381     39,393,094
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
     $  1,216,925   $   578,660     $    1,687,332   $  840,438    $    38,596,035   $ 45,581,224   $     11,874,249   $ 12,374,381
     ============   ===========     ==============   ==========    ===============   ============   ================   ============
     $    (16,474)  $        --     $      (10,250)  $       --    $       814,413   $    335,909   $        (20,232)  $    178,497
     ============   ===========     ==============   ==========    ===============   ============   ================   ============

          138,207        19,785             88,564        7,462            590,230      2,835,427            258,682      1,279,917
               97            --              1,959           --             27,821        113,243             40,886        119,214
         (104,767)           --            (35,627)          --         (1,369,776)    (8,240,771)          (424,275)    (4,112,896)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
           33,537        19,785             54,896        7,462           (751,725)    (5,292,101)          (124,707)    (2,713,765)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

               --            --                 --           --                177            210                 --             --
               --            --                  2           --                 --             --                  5              4
               --            --                 --           --                (63)      (118,588)                --            (10)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
               --            --                  2           --                114       (118,378)                 5             (6)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

          130,532        31,255             29,882       12,140             11,255         40,841             22,321         16,973
              173            --                584           --                405          4,177              4,782          4,883
          (32,451)           --             (2,836)          --            (75,143)      (292,883)           (28,497)       (68,563)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------
           98,254        31,255             27,630       12,140            (63,483)      (247,865)            (1,394)       (46,707)
     ------------   -----------     --------------   ----------    ---------------   ------------   ----------------   ------------

================================================================================

                   The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        U.S Equity Fund               U.S. Large Cap Equity Fund
                                                                -------------------------------   ---------------------------------
                                                                   Six Months          Year          Six Months           Year
                                                                     Ended            Ended            Ended              Ended
                                                                  December 31,       June 30,        December  31,       June 30,
                                                                2000 (Unaudited)       2000       2000 (Unaudited)        2000
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...........................      $    527,198     $   4,244,116    $       46,847       $    268,499
  Net realized gain (loss)...............................         8,735,533        11,296,209          (278,970)        (4,170,075)
  Change in net unrealized appreciation or depreciation..         3,316,309      (145,732,574)        1,464,248         (3,197,720)
                                                               ------------     -------------     -------------       ------------
  Net increase (decrease) in net assets from operations..        12,579,040      (130,192,249)        1,232,125         (7,099,296)
                                                               ------------     -------------     -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
     Distributions from net investment income............        (2,153,781)       (1,354,937)         (127,799)          (260,485)
     Distributions from net realized gains...............        (9,027,121)      (46,078,258)               --         (2,112,124)
                                                               ------------     -------------     -------------       ------------
 Total Brinson Class I distributions.....................       (11,180,902)      (47,433,195)         (127,799)        (2,372,609)
                                                               ------------     -------------     -------------       ------------
 Brinson Class N:
    Distributions from net investment income.............          (130,655)          (12,687)             (320)            (3,358)
    Distributions from net realized gains................          (626,092)         (773,650)               --            (67,254)
                                                               ------------     -------------     -------------       ------------
 Total Brinson Class N distributions.....................          (756,747)         (786,337)             (320)           (70,612)
                                                               ------------     -------------     -------------       ------------
 UBS Investment Funds Class:
   Distributions from net investment income..............           (41,207)               --            (4,842)              (854)
   Distributions from net realized gains.................          (471,358)       (5,191,383)               --             (6,269)
                                                               ------------     -------------     -------------       ------------
 Total UBS Investment Funds Class distributions..........          (512,565)       (5,191,383)           (4,842)            (7,123)
                                                               ------------     -------------     -------------       ------------
 Decrease in net assets from distributions...............       (12,450,214)      (53,410,915)         (132,961)        (2,450,344)
                                                               ------------     -------------     -------------       ------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Brinson Class I:
    Shares sold..........................................        33,113,687       122,681,959         1,616,120         20,498,512
    Shares issued on reinvestment of distributions.......        10,176,998        46,438,462           106,520          1,882,863
    Shares redeemed......................................       (81,199,499)     (549,708,344)      (12,816,479)       (20,540,523)
                                                               ------------     -------------     -------------       ------------
 Total Brinson Class I transactions......................       (37,908,814)     (380,587,923)      (11,093,839)         1,840,852
                                                               ------------     -------------     -------------       ------------
 Brinson Class N:
    Shares sold..........................................         2,754,157         6,190,218                 3             23,427
    Shares issued on reinvestment of distributions.......            11,396            39,033               320             70,611
    Shares redeemed......................................        (1,770,488)       (4,286,205)          (17,729)        (3,038,230)
                                                               ------------     -------------     -------------       ------------
 Total Brinson Class N transactions......................           995,065         1,943,046           (17,406)        (2,944,192)
                                                               ------------     -------------     -------------       ------------
 UBS Investment Funds Class:
    Shares sold..........................................           250,318           885,348            73,377            184,571
    Shares issued on reinvestment of distributions.......           398,491         1,938,596             4,842              7,113
    Shares redeemed......................................        (7,657,919)      (43,062,328)             (904)           (17,573)
                                                               ------------     -------------     -------------       ------------
 Total UBS Investment Funds Class transactions...........        (7,009,110)      (40,238,384)           77,315            174,111
                                                               ------------     -------------     -------------       ------------
 Net increase (decrease) in net assets resulting from
   capital share transactions............................       (43,922,859)     (418,883,261)      (11,033,930)          (929,229)
                                                               ------------     -------------     -------------       ------------
 Increase (Decrease) in Net Assets.......................       (43,794,033)     (602,486,425)       (9,934,766)       (10,478,869)
 Net Assets, Beginning of Period.........................       187,564,097       790,050,522        15,950,835         26,429,704
                                                               ------------     -------------     -------------       ------------
 Net Assets, End of Period...............................      $143,770,064     $ 187,564,097      $  6,016,069       $ 15,950,835
                                                               ============     =============     =============       ============
 Net assets include accumulated undistributed
   net investment income (loss)..........................      $  2,441,205     $   4,239,650      $    (86,114)      $         --
                                                               ============     =============     =============       ============
 Share Transactions:
  Brinson Class I:
    Shares sold..........................................         2,084,098         7,021,481           208,793          2,464,710
    Shares issued on reinvestment of distributions.......           654,890         2,790,780            13,299            231,926
    Shares redeemed......................................        (4,886,444)      (32,569,089)       (1,618,396)        (2,626,652)
                                                                -----------     -------------     -------------        ------------
 Total Brinson Class I transactions......................        (2,147,456)      (22,756,828)       (1,396,304)            69,984
                                                                -----------     -------------     -------------        ------------
 Brinson Class N:
    Shares sold..........................................           170,302           355,231                --                952
    Shares issued on reinvestment of distributions.......               737             2,356                40              8,644
    Shares redeemed......................................          (107,318)         (260,962)           (2,239)          (342,514)
                                                                -----------     -------------     -------------        ------------
 Total Brinson Class N transactions......................            63,721            96,625            (2,199)          (332,918)
                                                                -----------     -------------     -------------        ------------
 UBS Investment Funds Class:
   Shares sold...........................................            15,589            44,999             9,737             22,263
   Shares issued on reinvestment of distributions........            25,577           116,996               608                884
   Shares redeemed.......................................          (467,703)       (2,612,305)             (118)            (2,479)
                                                               ------------     -------------     -------------       -------------
 Total UBS Investment Funds Class transactions...........          (426,537)       (2,450,310)           10,227             20,668
                                                               ------------     -------------     -------------       -------------

================================================================================

                See accompanying notes to financial statements.

                  The Brinson Funds -- Financial Statements

--------------------------------------------------------------------------------

         U.S. Large Cap Growth Fund           U.S. Small Cap Growth Fund                     U.S. Bond Fund
-------------------------------------    ----------------------------------     --------------------------------------
     Six Months          Year                 Six Months            Year               Six Months           Year
       Ended             Ended                   Ended             Ended                 Ended              Ended
    December 31,        June 30,               December 31,       June 30,             December 31,        June 30,
  2000 (Unaudited)        2000              2000 (Unaudited)        2000             2000 (Unaudited)       2000
---------------------------------------------------------------------------------------------------------------------
$   (30,101)           $   (40,633)         $   (140,879)      $   (283,391)          $  2,159,413       $   5,580,977
    108,340              1,307,241             5,933,941         14,184,229               (390,292)         (2,898,299)
 (2,355,639)               495,586            (9,076,630)        12,102,689              2,665,592             218,149
-----------            -----------          ------------       ------------           ------------       -------------
 (2,277,400)             1,762,194            (3,283,568)        26,003,527              4,434,713           2,900,827
-----------            -----------          ------------       ------------           ------------       -------------

         --                     --                    --                 --             (3,409,343)         (4,678,165)
   (582,801)              (226,909)           (8,814,507)                --                     --                  --
-----------            -----------          ------------       ------------           ------------       -------------
   (582,801)              (226,909)           (8,814,507)                --             (3,409,343)         (4,678,165)
-----------            -----------          ------------       ------------           ------------       -------------

         --                     --                    --                 --                    (71)                (71)
       (173)                   (80)                 (322)                --                     --                  --
-----------            -----------          ------------       ------------           ------------       -------------
       (173)                   (80)                 (322)                --                    (71)                (71)
-----------            -----------          ------------       ------------           ------------       -------------

         --                     --                    --                 --               (175,167)           (374,662)
   (798,399)              (376,172)             (707,080)                --                     --                  --
-----------            -----------          ------------       ------------           ------------       -------------
   (798,399)              (376,172)             (707,080)                --               (175,167)           (374,662)
-----------            -----------          ------------       ------------           ------------       -------------
 (1,381,373)              (603,161)           (9,521,909)                --             (3,584,581)         (5,052,898)
-----------            -----------          ------------       ------------           ------------       -------------

    401,874              4,048,482            12,596,449         29,765,229             29,408,013          70,180,980
    557,236                217,384             7,277,911                 --              3,119,067           4,552,534
 (1,515,173)            (1,701,110)          (12,354,491)       (38,928,066)           (34,054,841)       (106,749,956)
-----------            -----------          ------------       ------------           ------------       -------------
   (556,063)             2,564,756             7,519,869         (9,162,837)            (1,527,761)        (32,016,442)
-----------            -----------          ------------       ------------           ------------       -------------

         --                     --                    --                 --                     --                  --
        173                     80                   322                 --                     72                  71
         --                     --                    --                 --                     --                  --
-----------            -----------          ------------       ------------           ------------       -------------
        173                     80                   322                 --                     72                  71
-----------            -----------          ------------       ------------           ------------       -------------

    510,351              5,084,906             1,743,866          2,415,418                772,156           1,492,544
    751,964                376,172               676,885                 --                152,308             310,529
 (1,541,352)            (4,200,579)           (1,424,392)          (459,900)            (1,136,771)         (4,032,375)
-----------            -----------          ------------       ------------           ------------       -------------
   (279,037)             1,260,499               996,359          1,955,518               (212,307)         (2,229,302)
-----------            -----------          ------------       ------------           ------------       -------------

   (834,927)             3,825,335             8,516,550         (7,207,319)            (1,739,996)        (34,245,673)
-----------            -----------          ------------       ------------           ------------       -------------
 (4,493,700)             4,984,368            (4,288,927)        18,796,208               (889,864)        (36,397,744)
 13,069,267              8,084,899            54,648,174         35,851,966             61,647,839          98,045,583
-----------            -----------          ------------       ------------           ------------       -------------
$ 8,575,567            $13,069,267          $ 50,359,247       $ 54,648,174           $ 60,757,975       $  61,647,839
===========            ===========          ============       ============           ============       =============
$   (30,101)           $        --          $   (140,879)      $         --           $     (7,919)      $   1,417,249
===========            ===========          ============       ============           ============       =============

     28,435                276,574               800,581          2,526,985              2,880,317           6,936,124
     48,752                 15,996               577,154                 --                312,532             461,106
   (108,634)              (119,266)             (766,694)        (3,231,011)            (3,318,424)        (10,539,673)
-----------            -----------          ------------       ------------           ------------       -------------
    (31,447)               173,304               611,041           (704,026)              (125,575)         (3,142,443)
-----------            -----------          ------------       ------------           ------------       -------------

         --                     --                    --                 --                     --                  --
         15                      6                    25                 --                      7                   7
         --                     --                    --                 --                     --                  --
-----------            -----------          ------------       ------------           ------------       -------------
         15                      6                    25                 --                      7                   7
-----------            -----------          ------------       ------------           ------------       -------------

     34,426                363,462               107,026            193,136                 75,572             146,887
     67,020                 27,906                54,720                 --                 15,323              31,628
   (109,716)              (286,213)              (90,519)           (34,814)              (109,946)           (411,376)
-----------            -----------          ------------       ------------           ------------       -------------
     (8,270)               105,155                71,227            158,322                (19,051)           (232,861)
-----------            -----------          ------------       ------------           ------------       -------------

================================================================================

                  The Brinson Funds  -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          High Yield Fund             International Equity Fund
                                                                    ----------------------------   ---------------------------------
                                                                       Six Months       Year          Six Months          Year
                                                                         Ended          Ended            Ended            Ended
                                                                      December 31,    June 30,       December 31,       June 30,
                                                                    2000 (Unaudited)    2000       2000 (Unaudited)       2000
                                                                    ---------------  -----------   ---------------- ----------------
OPERATIONS:
 Net investment income.........................................     $  2,459,132     $  5,274,444  $   1,069,734    $    4,208,084
 Net realized gain (loss)......................................       (2,732,253)      (3,589,002)    16,728,754        41,417,003
 Change in net unrealized appreciation or depreciation.........       (1,133,312)      (1,386,533)   (40,836,966)       15,371,143
                                                                    ------------     ------------  -------------    --------------
 Net increase (decrease) in net assets from operations.........       (1,406,433)         298,909    (23,038,478)       60,996,230
                                                                    ------------     ------------  -------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
 Brinson Class I:
  Distributions from net investment income.....................       (3,186,309)      (3,997,434)            --        (2,727,974)
  Distributions from net realized gains........................               --         (384,243)   (19,686,582)       (5,283,152)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class I distributions...........................       (3,186,309)      (4,381,677)   (19,686,582)       (8,011,126)
                                                                    ------------     ------------  -------------    --------------
 Brinson Class N:
  Distributions from net investment income.....................              (86)             (74)            --                --
  Distributions from net realized gains........................               --               (7)           (68)              (13)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class N distributions...........................              (86)             (81)           (68)              (13)
                                                                    ------------     ------------  -------------    --------------
 UBS Investment Funds Class:
  Distributions from net investment income.....................         (171,677)        (315,019)            --            (9,831)
  Distributions from net realized gains........................               --          (40,374)      (307,666)          (74,353)
                                                                    ------------     ------------  -------------    --------------
 Total UBS Investment Funds Class distributions................         (171,677)        (355,393)      (307,666)          (84,184)
                                                                    ------------     ------------  -------------    --------------
  Decrease in net assets from distributions....................       (3,358,072)      (4,737,151)   (19,994,316)       (8,095,323)
                                                                    ------------     ------------  -------------    --------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
 Brinson Class I:
  Shares sold..................................................       68,905,551       75,679,660    573,451,198     1,049,008,547
  Shares issued on reinvestment of distributions...............        2,928,367        3,943,554     18,305,757         7,708,071
  Shares redeemed..............................................      (73,963,973)     (84,709,596)  (640,477,366)   (1,187,345,955)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class I transactions............................       (2,130,055)      (5,086,382)   (48,720,411)     (130,629,337)
                                                                    ------------     ------------  -------------    --------------
 Brinson Class N:
  Shares sold..................................................               --               --             --               373
  Shares issued on reinvestment of distributions...............               85               81             68                13
  Shares redeemed..............................................               --               --             --           (14,890)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class N transactions............................               85               81             68           (14,504)
                                                                    ------------     ------------  -------------    --------------
 UBS Investment Funds Class:
  Shares sold..................................................          219,872          484,592        847,290         1,895,728
  Shares issued on reinvestment of distributions...............           80,217          274,449        307,032            81,724
  Shares redeemed..............................................         (197,958)      (4,562,131)    (1,467,406)       (3,506,844)
                                                                    ------------     ------------  -------------    --------------
 Total UBS Investment Funds Class transactions.................          102,131       (3,803,090)      (313,084)       (1,529,392)
                                                                    ------------     ------------  -------------    --------------
 Net decrease in net assets resulting from
  capital share transactions...................................       (2,027,839)      (8,889,391)   (49,033,427)     (132,173,233)
                                                                    ------------     ------------  -------------    --------------
 Decrease in Net Assets........................................       (6,792,344)     (13,327,633)   (92,066,221)      (79,272,326)
 Net Assets, Beginning of Period...............................       53,009,514       66,337,147    417,804,545       497,076,871
                                                                    ------------     ------------  -------------    --------------
 Net Assets, End of Period.....................................     $ 46,217,170     $ 53,009,514  $ 325,738,324    $  417,804,545
                                                                    ============     ============  =============    ==============
 Net assets include accumulated undistributed
  net investment income........................................     $    596,345     $  1,495,285  $   1,069,734    $           --
                                                                    ============     ============  =============    ==============
SHARE TRANSACTIONS:
 Brinson Class I:
  Shares sold..................................................        7,558,949        8,072,340     44,736,022        80,245,905
  Shares issued on reinvestment of distributions...............          367,885          416,227      1,553,969           575,659
  Shares redeemed..............................................       (7,982,065)      (8,988,112)   (50,007,832)      (90,203,629)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class I transactions............................          (55,231)        (499,545)    (3,717,841)       (9,382,065)
                                                                    ------------     ------------  -------------    --------------
 Brinson Class N:
  Shares sold..................................................               --               --             --                30
  Shares issued on reinvestment of distributions...............               11                9              6                 1
  Shares redeemed..............................................               --               --             --            (1,174)
                                                                    ------------     ------------  -------------    --------------
 Total Brinson Class N transactions............................               11                9              6            (1,143)
                                                                    ------------     ------------  -------------    --------------
 UBS Investment Funds Class:
  Shares sold..................................................           23,746           50,427         67,883           146,606
  Shares issued on reinvestment of distributions...............           10,064           28,713         26,606             6,167
  Shares redeemed..............................................          (21,771)        (475,553)      (119,684)         (269,636)
                                                                    ------------     ------------  -------------    --------------
 Total UBS Investment Funds Class transactions.................           12,039         (396,413)       (25,195)         (116,863)
                                                                    ------------     ------------  -------------    --------------

================================================================================

                See accompanying notes to financial statements.

                      Global Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                     Six Months Ended
                                                     December 31, 2000                      Year Ended June 30,
                                                                       ------------------------------------------------------------
Brinson Class I                                         (Unaudited)         2000        1999          1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period........................................     $    11.25       $   12.02    $  12.77     $   13.13  $  12.22   $  11.35
                                                        ----------       ---------    --------     ---------  --------   --------
Income (loss) from investment operations:
 Net investment income.............................           0.12            0.23*       0.30          0.37      0.38       0.44
 Net realized and unrealized gain (loss)...........           0.50           (0.30)       0.25          0.62      1.79       1.37
                                                        ----------       ---------    --------     ---------  --------   --------
     Total income (loss)from investment
        operations.................................           0.62           (0.07)       0.55          0.99      2.17       1.81
                                                        ----------       ---------    --------     ---------  --------   --------
Less distributions:
 Distributions from net investment income..........             --           (0.18)      (0.46)        (0.65)    (0.61)     (0.62)
 Distributions from net realized gains.............          (0.63)          (0.52)      (0.84)        (0.70)    (0.65)     (0.32)
                                                        ----------       ---------    --------     ---------  --------   --------
     Total distributions...........................          (0.63)          (0.70)      (1.30)        (1.35)    (1.26)     (0.94)
                                                        ----------       ---------    --------     ---------  --------   --------
Net asset value, end of period.....................    $     11.24       $   11.25    $  12.02         12.77     13.13   $  12.22
                                                        ==========       =========    ========     =========  ========   ========

Total return (non-annualized)......................           5.77%          (0.48)%      4.76%         8.28%    18.79%     16.38%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...............    $   178,308       $ 284,229    $469,080     $ 667,745  $586,667   $457,933
 Ratio of total expenses to average net assets.....           1.05%**+        0.99%       0.96%         0.94%     0.99%      1.04%
 Ratio of net investment income to average
   net assets......................................           1.84%**         1.99%       2.23%         2.70%     3.03%      3.69%
 Portfolio turnover rate...........................             44%             98%        105%           88%      150%       142%
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                               December 31, 2000            Year Ended June 30,
                                                                                                     ------------------------------
Brinson Class N                                                                   (Unaudited)         2000        1999       1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........................................       $  11.20     $   11.99    $ 12.75    $ 13.13
                                                                                      --------     ---------    -------    -------
Income (loss) from investment operations:
 Net investment income.........................................................           0.10          0.19*      0.27       0.63
 Net realized and unrealized gain (loss).......................................           0.50         (0.30)      0.25       0.32
                                                                                      --------     ---------    -------    -------
     Total income (loss) from investment operations............................           0.60         (0.11)      0.52       0.95
                                                                                      --------     ---------    -------    -------
Less distributions:
 Distributions from net investment income......................................             --         (0.16)     (0.44)     (0.63)
 Distributions from net realized gains.........................................          (0.63)        (0.52)     (0.84)     (0.70)
                                                                                      --------     ---------    -------    -------
     Total distributions.......................................................          (0.63)        (0.68)     (1.28)     (1.33)
                                                                                      --------     ---------    -------    -------
Net asset value, end of period.................................................       $  11.17     $   11.20    $ 11.99    $ 12.75
                                                                                      ========     =========    =======    =======

Total return (non-annualized)..................................................           5.62%        (0.80)%     4.47%      7.90%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...........................................       $    212     $     202    $ 1,576    $ 1,163
 Ratio of total expenses to average net assets.................................           1.30%**+      1.24%      1.21%      1.19%
 Ratio of net investment income to average net assets..........................           1.59%**       1.74%      1.98%      2.45%
 Portfolio turnover rate.......................................................             44%           98%       105%        88%
-----------------------------------------------------------------------------------------------------------------------------------

   * The net investment income per share data was determined by using average shares outstanding throughout the period.
  ** Annualized
   + The ratio of net operating expenses to average net assets for Class I and Class N was 1.03% and 1.28%, respectively.

================================================================================

                See accompanying notes to financial statements.

                  Global Equity Fund -- Financial Highlights

-------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                               Six Months Ended
                                                              December 31, 2000                     Year Ended June 30,
                                                                                 --------------------------------------------------
Brinson Class I                                                  (Unaudited)      2000        1999        1998       1997      1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................      $  12.47    $ 13.42    $  12.54     $ 12.76    $ 11.57   $  9.93
                                                                   --------    -------    --------     -------    -------   -------
Income from investment operations:
 Net investment income.......................................          0.04*      0.07*       0.14*       0.22       0.16      0.18
 Net realized and unrealized gain............................          0.25       0.27        1.09        0.78       2.14      2.29
                                                                   --------    -------    --------     -------    -------   -------
     Total income from investment operations.................          0.29       0.34        1.23        1.00       2.30      2.47
                                                                   --------    -------    --------     -------    -------   -------
Less distributions:
 Distributions from net investment income....................            --      (0.08)      (0.17)      (0.17)     (0.12)    (0.14)
 Distributions from net realized gains.......................         (1.32)     (1.21)      (0.18)      (1.05)     (0.99)    (0.69)
                                                                   --------    -------    --------     -------    -------   -------
     Total distributions.....................................         (1.32)     (1.29)      (0.35)      (1.22)     (1.11)    (0.83)
                                                                   --------    -------    --------     -------    -------   -------
Net asset value, end of period...............................      $  11.44    $ 12.47    $  13.42     $ 12.54    $ 12.76   $ 11.57
                                                                   ========    =======    ========     =======    =======   =======

Total return (non-annualized)................................          2.56%      2.69%      10.14%       8.99%     21.26%    25.66%
Ratios/Supplemental data:
 Net assets, end of period (in 000s).........................      $ 38,932    $40,538    $ 42,106     $22,724    $48,054   $27,126
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits.........          1.11%**    1.08%       1.05%       1.02%      1.25%     1.77%
   After expense reimbursement and earnings credits..........          1.00%**    1.00%       1.00%       1.00%      1.00%     1.00%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits.........          0.53%**    0.48%       1.05%       1.29%      1.35%     0.57%
   After expense reimbursement and earnings credits..........          0.64%**    0.56%       1.10%       1.31%      1.60%     1.34%
 Portfolio turnover rate.....................................            34%       111%         86%         46%        32%       74%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                   December 31, 2000        Year Ended June 30,
                                                                                                      -----------------------------
Brinson Class N                                                                        (Unaudited)       2000       1999      1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............................................          $  12.44     $ 13.40    $ 12.53   $ 12.76
                                                                                          --------     -------    -------   -------
Income from investment operations:
 Net investment income..........................................................              0.02*       0.04*      0.10*     0.13
 Net realized and unrealized gain...............................................              0.25        0.27       1.09      0.82
                                                                                          --------     -------    -------   -------
     Total income from investment operations....................................              0.27        0.31       1.19      0.95
                                                                                          --------     -------    -------   -------
Less distributions:
 Distributions from net investment income.......................................                --       (0.06)     (0.14)    (0.13
 Distributions from net realized gains..........................................             (1.32)      (1.21)     (0.18)    (1.05
                                                                                          --------     -------    -------   -------
     Total distributions........................................................             (1.32)      (1.27)     (0.32)    (1.18
                                                                                          --------     -------    -------   -------
Net asset value, end of period..................................................          $  11.39     $ 12.44    $ 13.40   $ 12.53
                                                                                          ========     =======    =======   =======

Total return (non-annualized)...................................................              2.42%       2.49%      9.80%     8.60
Ratios/Supplemental data:
 Net assets, end of period (in 000s)............................................          $    324     $   224    $   220   $     1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits............................              1.36%**     1.33%      1.30%     1.27
   After expense reimbursement and earnings credits.............................              1.25%**     1.25%      1.25%     1.25
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits............................              0.28%**     0.23%      0.80%     1.04
   After expense reimbursement and earnings credits.............................              0.39%**     0.31%      0.85%     1.06
 Portfolio turnover rate........................................................                34%        111%        86%       46
-----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  ** Annualized

================================================================================

                See accompanying notes to financial statements.

                Global Technology Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                        Six Months Ended          May 26, 2000*
                                                                       December 31, 2000             Through
Brinson Class I                                                           (Unaudited)             June 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................               $     11.30            $    10.00
                                                                             -----------            ----------
Income (loss) from investment operations:
 Net investment loss..........................................                     (0.06)**                 --
 Net realized and unrealized gain (loss)......................                     (4.55)                 1.30
                                                                             -----------            ----------
     Total income (loss) from investment operations...........                     (4.61)                 1.30
                                                                             -----------            ----------
Less distributions:
 Distributions from net investment income.....................                        --                    --
 Distributions from net realized gains........................                     (0.01)                   --
                                                                             -----------            ----------
     Total distributions......................................                     (0.01)                   --
                                                                             -----------            ----------
Net asset value, end of period................................               $      6.68            $    11.30
                                                                             ===========            ==========
Total return (non-annualized).................................                    (40.78)%               13.00%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..........................               $       356            $      224
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..........                      3.89%***             13.28%***
   After expense reimbursement and earnings credits...........                      1.55%***              1.55%***
 Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits..........                     (3.44)%***           (12.26)%***
   After expense reimbursement and earnings credits...........                     (1.10)%***            (0.53)%***
 Portfolio turnover rate......................................                       158%                   14%
 -------------------------------------------------------------------------------------------------------------------

                                                                        Six Months Ended          May 26, 2000*
                                                                       December 31, 2000             Through
Brinson Class N                                                           (Unaudited)             June 30, 2000
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................               $     11.30            $    10.00
                                                                             -----------            ----------
Income (loss) from investment operations:
 Net investment loss..........................................                     (0.07)**                 --
 Net realized and unrealized gain (loss)......................                     (4.55)                 1.30
                                                                             -----------            ----------
     Total income (loss) from investment operations...........                     (4.62)                 1.30
                                                                             -----------            ----------
Less distributions:
 Distributions from net investment income.....................                        --                    --
 Distributions from net realized gains........................                     (0.01)                   --
                                                                             -----------            ----------
     Total distributions......................................                     (0.01)                   --
                                                                             -----------            ----------
Net asset value, end of period................................               $      6.67            $    11.30
                                                                             ===========            ==========
Total return (non-annualized).................................                    (40.87)%               13.00%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..........................               $         1            $        1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..........                      4.14%***             13.53%***
   After expense reimbursement and earnings credits...........                      1.80%***              1.80%***
 Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits..........                     (3.69)%***           (12.51)%***
   After expense reimbursement and earnings credits...........                     (1.35)%***            (0.78)%***
 Portfolio turnover rate......................................                       158%                   14%
--------------------------------------------------------------------------------------------------------------------

   *  Commencement of investment operations
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 ***  Annualized

================================================================================

                See accompanying notes to financial statements.

                  Global Biotech Fund -- Financial Highlights


--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                      Six Months Ended           June 2, 2000*
                                                                     December 31, 2000              Through
Brinson Class I                                                         (Unaudited)              June 30, 2000
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................     $     12.08             $     10.00
                                                                           -----------             -----------
Income (loss) from investment operations:
 Net investment loss..................................................           (0.07)**                   --**
 Net realized and unrealized gain (loss)..............................           (0.69)                   2.08
                                                                           -----------             -----------
     Total income (loss) from investment operations...................           (0.76)                   2.08
                                                                           -----------             -----------
Less distributions:
 Distributions from net investment income.............................              --                      --
 Distributions from net realized gains................................           (0.21)                     --
                                                                           -----------             -----------
     Total distributions..............................................           (0.21)                     --
                                                                           -----------             -----------
Net asset value, end of period........................................     $     11.11             $     12.08
                                                                           ===========             ===========

Total return (non-annualized).........................................           (6.40)%                 20.80%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..................................     $     1,246             $       691
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..................            3.98%***               10.10%***
   After expense reimbursement and earnings credits...................            1.30%***                1.30%***
 Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits..................           (3.69)%***              (9.29)%***
   After expense reimbursement and earnings credits...................           (1.01)%***              (0.49)%***
 Portfolio turnover rate..............................................             127%                     19%
---------------------------------------------------------------------------------------------------------------------

                                                                      Six Months Ended           June 2, 2000*
                                                                     December 31, 2000              Through
Brinson Class N                                                         (Unaudited)              June 30, 2000
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................     $     12.07             $     10.00
                                                                           -----------             -----------
Income (loss) from investment operations:
 Net investment loss..................................................           (0.08)**                (0.01)**
 Net realized and unrealized gain (loss)..............................           (0.69)                   2.08
                                                                           -----------             -----------
     Total income (loss) from investment operations...................           (0.77)                   2.07
                                                                           -----------             -----------
Less distributions:
 Distributions from net investment income.............................              --                      --
 Distributions from net realized gains................................           (0.21)                     --
                                                                           -----------             -----------
     Total distributions..............................................           (0.21)                     --
                                                                           -----------             -----------
Net asset value, end of period........................................     $     11.09             $     12.07
                                                                           ===========             ===========
Total return (non-annualized).........................................           (6.49)%                 20.70%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..................................     $         1             $         1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..................            4.23%***               10.35%***
   After expense reimbursement and earnings credits...................            1.55%***                1.55%***
 Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits..................           (3.94)%***              (9.54)%***
   After expense reimbursement and earnings credits...................           (1.26)%***              (0.74)%***
 Portfolio turnover rate..............................................             127%                     19%
---------------------------------------------------------------------------------------------------------------------

    *  Commencement of investment operations
   ** The net investment income per share data was determined by using average shares outstanding throughout the period.
  ***  Annualized

================================================================================

                See accompanying notes to financial statements.

                   Global Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                           Six Months Ended
                                                          December 31, 2000                  Year Ended June 30,
                                                                            ----------------------------------------------------
Brinson Class I                                              (Unaudited)       2000      1999        1998       1997      1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................          $   9.01    $  9.18    $   9.41     $  9.64    $ 10.04   $ 10.39
                                                                --------    -------    --------     -------    -------   -------
Income (loss) from investment operations:
 Net investment income................................              0.19*      0.40*       0.39*       0.43*      0.67      0.84
 Net realized and unrealized gain (loss)..............             (0.03)     (0.43)      (0.07)      (0.18)      0.08      0.31
                                                                --------    -------    --------     -------    -------   -------
     Total income (loss) from investment operations...              0.16      (0.03)       0.32        0.25       0.75      1.15
                                                                --------    -------    --------     -------    -------   -------
Less distributions:
 Distributions from net investment income.............             (0.08)     (0.13)      (0.47)      (0.31)     (0.96)    (1.40)
 Distributions from net realized gains................                --      (0.01)      (0.08)      (0.17)     (0.19)    (0.10)
                                                                --------    -------    --------     -------    -------   -------
     Total distributions..............................             (0.08)     (0.14)      (0.55)      (0.48)     (1.15)    (1.50)
                                                                --------    -------    --------     -------    -------   -------
Net asset value, end of period........................          $   9.09    $  9.01    $   9.18     $  9.41    $  9.64   $ 10.04
                                                                ========    =======    ========     =======    =======   =======
Total return (non-annualized).........................              1.81%     (0.34)%      3.13%       2.69%      7.71%    11.50%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..................          $ 37,030    $43,467    $ 92,832     $91,274    $54,157   $41,066
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..              1.19%**    1.05%       0.90%       0.96%      1.32%     1.65%
   After expense reimbursement and earnings credits...              0.90%**    0.94%+       N/A        0.90%      0.90%     0.90%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits..              3.95%**    4.34%       4.05%       4.47%      4.90%     4.98%
   After expense reimbursement and earnings credits...              4.24%**    4.45%        N/A        4.53%      5.32%     5.73%
 Portfolio turnover rate..............................                78%        87%        138%        151%       235%      184%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                Six Months Ended
                                                                               December 31, 2000     Year Ended June 30,
                                                                                                 ----------------------------
Brinson Class N                                                                   (Unaudited)      2000       1999     1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................................        $   9.09     $  9.16    $  9.40   $  9.64
                                                                                    --------     -------    --------  -------
Income (loss) from investment operations:
 Net investment income......................................................            0.17*       0.37*      0.37*     0.42*
 Net realized and unrealized gain (loss)....................................           (0.03)      (0.43)     (0.07)    (0.20)
                                                                                    --------     -------    --------  -------
     Total income (loss) from investment operations.........................            0.14       (0.06)      0.30      0.22
Less distributions:
 Distributions from net investment income...................................           (0.06)         --      (0.46)    (0.29)
 Distributions from net realized gains......................................              --       (0.01)     (0.08)    (0.17)
                                                                                    --------     -------    --------  -------
     Total distributions....................................................           (0.06)      (0.01)     (0.54)    (0.46)
                                                                                    --------     -------    --------  -------
Net asset value, end of period..............................................        $   9.17     $  9.09    $  9.16   $  9.40
                                                                                    ========     =======    ========  =======
Total return (non-annualized)...............................................            1.60%      (0.66)%     2.89%     2.37%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)........................................        $      2     $     1    $ 1,085   $     9
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits........................            1.44%**     1.30%      1.15%     1.21%
   After expense reimbursement and earnings credits.........................            1.15%**     1.19%+      N/A      1.15%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits........................            3.70%**     4.09%      3.80%     4.22%
   After expense reimbursement and earnings credits.........................            3.99%**     4.20%       N/A      4.28%
 Portfolio turnover rate....................................................              78%         87%       138%      151%
-----------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 ** Annualized
  + The ratio of net operating expenses to average net assets for Class I and
    Class N was 0.90% and 1.15%, respectively.
N/A Not Applicable

================================================================================

                See accompanying notes to financial statements.

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                           Six Months Ended
                                                           December 31, 2000                    Year Ended June 30,
                                                                             ------------------------------------------------------
Brinson Class I                                               (Unaudited)      2000        1999       1998        1997       1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................     $   8.59      $  9.38     $  12.24    $ 12.53    $  11.71   $  11.23
                                                               --------      -------     --------    -------    --------   --------
Income (loss) from investment operations:
   Net investment income..................................         0.18*        0.26*        0.34*      0.49*       0.47       0.44
   Net realized and unrealized gain (loss)................         0.61        (0.74)        0.18       0.93        1.29       1.04
                                                               --------      -------     --------    -------    --------   --------
         Total income (loss) from investment operations...         0.79        (0.48)        0.52       1.42        1.76       1.48
                                                               --------      -------     --------    -------    --------   --------
Less distributions:
  Distributions from net investment income................        (0.35)       (0.25)       (0.73)     (0.77)      (0.40)     (0.43)
  Distributions from net realized gains...................           --        (0.06)       (2.65)     (0.94)      (0.54)     (0.57)
                                                               --------      -------     --------    -------    --------   --------
         Total distributions..............................        (0.35)       (0.31)       (3.38)     (1.71)      (0.94)     (1.00)
                                                               --------      -------     --------    -------    --------   --------
Net asset value, end of period............................     $   9.03      $  8.59     $   9.38    $ 12.24    $  12.53   $  11.71
                                                               ========      =======     ========    =======    ========   ========
Total return (non-annualized).............................         9.22%       (5.07)%       4.74%     12.19%      15.50%     13.52%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).....................     $ 10,583      $11,136     $ 37,603    $80,556    $282,860   $227,829
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.....         1.32%**      1.01%        0.96%      0.81%       0.88%      1.01%
    After expense reimbursement and earnings credits......         0.80%**      0.81%+       0.80%      0.80%       0.80%      0.80%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits......         3.54%**      2.80%        3.00%      3.88%       3.78%      3.76%
   After expense reimbursement and earnings credits.......         4.06%**      3.00%        3.16%      3.89%       3.86%      3.97%
 Portfolio turnover rate..................................           93%          96%         113%       194%        329%       240%
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Six Months Ended            Year Ended June 30,
                                                                             December 31, 2000     ------------------------------
Brinson Class N                                                                 (Unaudited)          2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........................................    $   8.57          $  9.38    $  12.27   $  12.53
                                                                                 --------          -------    --------   --------
Income (loss) from investment operations:
   Net investment income.....................................................        0.17*            0.23*       0.29*      0.47*
   Net realized and unrealized gain (loss)...................................        0.61            (0.74)       0.18       0.94
                                                                                 --------          -------    --------   --------
         Total income (loss) from investment operations......................        0.78            (0.51)       0.47       1.41
                                                                                 --------          -------    --------   --------
Less distributions:
  Distributions from net investment income...................................       (0.33)           (0.24)      (0.71)     (0.73)
  Distributions from net realized gains......................................          --            (0.06)      (2.65)     (0.94)
                                                                                 --------          -------    --------   --------
         Total distributions.................................................       (0.33)           (0.30)      (3.36)     (1.67)
                                                                                 --------          -------    --------   --------
Net asset value, end of period...............................................    $   9.02          $  8.57    $   9.38   $  12.27
                                                                                 ========          =======    ========   ========
Total return (non-annualized)................................................        9.17%           (5.39)%      4.17%     12.15%
Ratios/Supplemental data:
   Net assets, end of period (in 000s).......................................    $      1          $     1    $      1   $      1
   Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits.......................        1.57%**          1.26%       1.21%      1.06%
     After expense reimbursement and earnings credits........................        1.05%**          1.06%+      1.05%      1.05%
   Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits.......................        3.29%**          2.55%       2.75%      3.63%
     After expense reimbursement and earnings credits........................        3.81%**          2.75%       2.91%      3.64%
   Portfolio turnover rate...................................................          93%              96%        113%       194%
------------------------------------------------------------------------------------------------------------------------------------

 * The net investment income per share data was determined by using average shares outstanding throughout the period.
**  Annualized
 + The ratio of net operating expenses to average net assets for Class I and Class N was 0.80% and 1.05%, respectively.

================================================================================

                See accompanying notes to financial statements.

                   U.S. Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                          Six Months Ended
                                                         December 31, 2000                    Year Ended June 30,
                                                                            --------------------------------------------------------
Brinson Class I                                             (Unaudited)      2000         1999        1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................        $  16.07      $  21.48     $  19.91    $  17.64   $  14.59   $  11.53
                                                              --------      --------     --------    --------   --------   --------
Income (loss) from investment operations:
 Net investment income................................            0.06*         0.16*        0.17*       0.19       0.15       0.17
 Net realized and unrealized gain (loss)..............            1.22         (3.75)        2.67        3.39       4.27       3.31
                                                              --------      --------     --------    --------   --------   --------
     Total income (loss) from investment operations...            1.28         (3.59)        2.84        3.58       4.42       3.48
                                                              --------      --------     --------    --------   --------   --------
Less distributions:
 Distributions from net investment income.............           (0.32)        (0.05)       (0.15)      (0.18)     (0.14)     (0.17)
 Distributions from net realized gains................           (1.35)        (1.77)       (1.12)      (1.13)     (1.23)     (0.25)
                                                              --------      --------     --------    --------   --------   --------
      Total distributions.............................           (1.67)        (1.82)       (1.27)      (1.31)     (1.37)     (0.42)
                                                              --------      --------     --------    --------   --------   --------
Net asset value, end of period........................        $  15.68      $  16.07     $  21.48    $  19.91   $  17.64   $  14.59
                                                              ========      ========     ========    ========   ========   ========
Total return (non-annualized).........................            8.05%       (17.00)%      15.22%      21.48%     31.87%     30.57%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..................        $130,144      $167,870     $713,321    $605,768   $337,949   $126,342
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..            0.99%**       0.84%        0.80%       0.80%      0.89%      1.14%
   After expense reimbursement and earnings credits...            0.80%**       0.80%         N/A         N/A       0.80%      0.80%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits..            0.53%**       0.89%        0.82%       1.12%      1.06%      1.13%
   After expense reimbursement and earnings credits...            0.72%**       0.93%         N/A         N/A       1.15%      1.47%
 Portfolio turnover rate..............................              28%           55%          48%         42%        43%        36%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Six Months Ended
                                                                                    December 31, 2000     Year Ended June 30,
                                                                                                       -------------------------
Brinson Class N                                                                        (Unaudited)     2000       1999      1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................................           $  15.97    $  21.39   $  19.88   $  17.64
                                                                                         --------    --------   --------   --------
Income (loss) from investment operations:
 Net investment income........................................................               0.04*       0.13*      0.08*      0.15
 Net realized and unrealized gain (loss)......................................               1.22       (3.75)      2.67       3.37
                                                                                         --------    --------   --------   --------
     Total income (loss) from investment operations...........................               1.26       (3.62)      2.75       3.52
                                                                                         --------    --------   --------   --------
Less distributions:
 Distributions from net investment income.....................................              (0.28)      (0.03)     (0.12)     (0.15)
 Distributions from net realized gains........................................              (1.35)      (1.77)     (1.12)     (1.13)
                                                                                         --------    --------   --------   --------
     Total distributions......................................................              (1.63)      (1.80)     (1.24)     (1.28)
                                                                                         --------    --------   --------   --------
Net asset value, end of period................................................           $  15.60    $  15.97   $  21.39   $  19.88
                                                                                         ========    ========   ========   ========
Total return (non-annualized).................................................               7.97%     (17.24)%    14.75%     21.10%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..........................................           $  8,015    $  7,191   $  7,563   $    268
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..........................               1.24%**     1.09%      1.05%      1.05%
   After expense reimbursement and earnings credits...........................               1.05%**     1.05%       N/A        N/A
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits..........................               0.28%**     0.64%      0.57%      0.87%
   After expense reimbursement and earnings credits...........................               0.47%**     0.68%       N/A        N/A
 Portfolio turnover rate......................................................                 28%         55%        48%        42%
-----------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized
N/A  Not Applicable

================================================================================

                See accompanying notes to financial statements.

              U.S. Large Cap Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                          Six Months Ended                              April 6, 1998*
                                                          December 31, 2000    Year Ended June 30,    Through June 30,
                                                                              ---------------------
Brinson Class I                                              (Unaudited)         2000          1999         1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................   $      7.48      $     11.13    $    9.80   $   10.00
                                                             -----------      -----------    ---------   ---------
Income (loss) from investment operations:
   Net investment income..................................          0.05**           0.09**       0.11**      0.02
   Net realized and unrealized gain (loss)................          0.74            (2.68)        1.31       (0.20)
                                                             -----------      -----------    ---------   ---------
         Total income (loss) from investment operations...          0.79            (2.59)        1.42       (0.18)
                                                             -----------      -----------    ---------   ---------
Less distributions:
   Distributions from net investment income...............         (0.18)           (0.11)       (0.09)      (0.02)
   Distributions from net realized gains..................            --            (0.95)          --          --
                                                             -----------      -----------    ---------   ---------
         Total distributions..............................         (0.18)           (1.06)       (0.09)      (0.02)
                                                             -----------      -----------    ---------   ---------
Net asset value, end of period............................   $      8.09      $      7.48    $   11.13   $    9.80
                                                             ===========      ===========    =========   =========
Total return (non-annualized).............................         10.62%          (23.95)%      14.54%      (1.83)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)....................   $     5,744      $    15,758    $  22,668   $     154
   Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.....          1.81%***         1.27%        1.29%       1.59%***
    After expense reimbursement and earnings credits......          0.80%***         0.80%        0.80%       0.80%***
   Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.....         (0.02)%***        0.70%        0.57%       0.52%***
    After expense reimbursement and earnings credits......          0.99%***         1.17%        1.06%       1.31%***
   Portfolio turnover rate................................            46%             174%          88%         12%
-----------------------------------------------------------------------------------------------------------------------

                                                          Six Months Ended                              April 6, 1998*
                                                          December 31, 2000    Year Ended June 30,    Through June 30,
                                                                               -------------------
Brinson Class N                                              (Unaudited)         2000           1999        1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period......................   $      7.51      $     11.13    $    9.78   $   10.00
                                                             -----------      -----------    ---------   ---------
Income (loss) from investment operations:
   Net investment income..................................          0.03**           0.07**       0.09**      0.02
   Net realized and unrealized gain (loss)................          0.74            (2.68)        1.31       (0.23)
                                                             -----------      -----------    ---------   ---------
         Total income (loss) from investment operations...          0.77            (2.61)        1.40       (0.21)
                                                             -----------      -----------    ---------   ---------
Less distributions:
   Distributions from net investment income...............         (0.13)           (0.06)       (0.05)      (0.01)
   Distributions from net realized gains..................            --            (0.95)          --          --
                                                             -----------      -----------    ---------   ---------
         Total distributions..............................         (0.13)           (1.01)       (0.05)      (0.01)
                                                             -----------      -----------    ---------   ---------
Net asset value, end of period............................   $      8.15      $      7.51    $   11.13   $    9.78
                                                             ===========      ===========    =========   =========
Total return (non-annualized).............................         10.29%          (24.12)%      14.40%      (2.02)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)....................   $        20      $        35    $   3,756   $  16,033
   Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.....          2.06%***         1.52%        1.54%       1.84%***
    After expense reimbursement and earnings credits......          1.05%***         1.05%        1.05%       1.05%***
   Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.....         (0.27)%***        0.45%        0.32%       0.27%***
    After expense reimbursement and earnings credits......          0.74%***         0.92%        0.81%       1.06%***
   Portfolio turnover rate................................            46%             174%          88%         12%
-----------------------------------------------------------------------------------------------------------------------

  * Commencement of investment operations
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

================================================================================

                See accompanying notes to financial statements.

              U.S. Large Cap Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                     Six Months                       October 14,
                                                  Six Months Ended     Year Ended     Ended/3/       Year Ended     1997/1/ Through
                                                  December 31, 2000     June 30,      June 30,      December 31,     December 31,
Brinson Class I                                      (Unaudited)          2000          1999          1998/2/            1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............   $ 15.28            $ 13.91         $ 11.84        $  9.92           $ 10.00
                                                    -------            -------         -------        -------           -------
Income (loss) from  investment operations:
 Net investment income (loss)....................     (0.03)              0.03/4/         0.02           0.06              0.02
 Net realized and unrealized gain (loss).........     (2.78)              2.29            2.05           2.38             (0.08)
                                                    -------            -------         -------        -------           -------
     Total income (loss) from investment
      operations.................................     (2.81)              2.32            2.07           2.44             (0.06)
                                                    -------            -------         -------        -------           -------
Less distributions:
 Distributions from net investment income........        --                 --              --          (0.06)            (0.02)
 Distributions from net realized gains...........     (1.91)             (0.95)             --          (0.46)               --
                                                    -------            -------         -------        -------           -------
     Total distributions.........................     (1.91)             (0.95)             --          (0.52)            (0.02)
                                                    -------            -------         -------        -------           -------
Net asset value, end of period...................   $ 10.56            $ 15.28         $ 13.91        $ 11.84           $  9.92
                                                    =======            =======         =======        =======           =======
Total return (non-annualized)....................    (19.34)%            17.52%          17.48%         24.90%            (0.55)%
Ratios/Supplemental data:
 Net assets, end of period (in 000s).............   $ 3,734            $ 5,885         $ 2,947        $ 4,147           $ 4,137
 Ratio of expenses to average net assets:
   Before expense reimbursement and
   earnings credits..............................      1.38%/5/           1.86%           2.38%/5/       2.76%             8.54%/5/
   After expense reimbursement and
   earnings credits..............................      0.80%/5/           0.80%           0.80%/5/       0.99%             1.00%/5/
 Ratio of net investment income (loss)
  to average net assets:
 Before expense reimbursement and
  earnings credits...............................     (0.69)%/5/         (0.97)%         (1.26)%/5/     (1.40)%/5/        (6.19)%/5/
 After expense reimbursement and
  earnings credits...............................     (0.11)%/5/          0.09%           0.32%/5/       0.37%             1.35%/5/
 Portfolio turnover rate.........................        31%                86%             51%           N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------


                                                                        Six Months Ended                          Six Months
                                                                        December 31, 2000      Year Ended            Ended
Brinson Class N                                                            (Unaudited)       June 30, 2000     June 30, 1999/6/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...................................    $ 15.20             $ 13.88            $ 11.84
                                                                           -------             -------            -------
Income (loss) from investment operations:
 Net investment loss...................................................      (0.03)              (0.02)/4/          (0.01)
 Net realized andunrealized gain (loss)................................      (2.78)               2.29               2.05
                                                                           -------             -------            -------
     Total income (loss) from investment operations....................      (2.81)               2.27               2.04
                                                                           -------             -------            -------
Less distributions:
 Distributions from net realized gains.................................      (1.91)              (0.95)                --
                                                                           -------             -------            -------
     Total distributions...............................................      (1.91)              (0.95)                --
                                                                           -------             -------            -------
Net asset value, end of period.........................................    $ 10.48             $ 15.20              13.88
                                                                           =======             =======            =======

Total return (non-annualized)..........................................     (19.44)%             17.18%           $ 17.23%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...................................    $     1             $     1            $     1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits...................       1.63%/5/            2.11%              2.63%/5/
   After expense reimbursement and earnings credits....................       1.05%/5/            1.05%              1.05%/5/
 Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement and earnings credits...................      (0.94)%/5/          (1.22)%            (1.51)%/5/
   After expense reimbursement and earnings credits....................      (0.36)%/5/          (0.16)%             0.07%/5/
 Portfolio turnover rate...............................................         31%                 86%                51%
------------------------------------------------------------------------------------------------------------------------------------

 /1/ Commencement of investment operations
 /2/ Reflects 10 for 1 share split effective December 9, 1998.
 /3/ Reflects the Fund's change in fiscal year end from December 31 to June 30. /4/ The net investment income per share data was determined by using average shares outstanding throughout the period.
 /5/ Annualized
 /6/ Commencement of Brinson Class N was December 31, 1998.
N/A Information is not available for periods prior to the Fund's reorganization.

================================================================================

                See accompanying notes to financial statements.

              U.S. Small Cap Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                     Six Months                       September 30,
                                               Six Months Ended      Year Ended       Ended/3/       Year Ended      1997/1/ Through
                                               December 31, 2000      June 30,        June 30,       December 31,      December 31,
Brinson Class I                                   (Unaudited)           2000            1999           1998/2/             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............   $   16.27         $   9.18        $    8.80        $   9.44        $   10.00
                                                   ---------         --------        ---------        --------        ---------
Income (loss) from investment operations:
 Net investment loss............................       (0.03)           (0.03)/4/        (0.02)          (0.02)              --
 Net realized and unrealized gain (loss)........       (0.94)            7.12             0.40           (0.57)           (0.56)
                                                   ---------         --------        ---------        --------        ---------
     Total income (loss) from investment
      operations................................       (0.97)            7.09             0.38           (0.59)           (0.56)
                                                   ---------         --------        ---------        --------        ---------
Less distributions:
 Distributions from net realized gains..........       (2.83)              --               --           (0.05)              --
                                                   ---------         --------        ---------        --------        ---------
     Total distributions........................       (2.83)              --               --           (0.05)              --
                                                   ---------         --------        ---------        --------        ---------
Net asset value, end of period..................   $   12.47         $  16.27        $    9.18        $   8.80        $    9.44
                                                   =========         ========        =========        ========        =========
Total return (non-annualized)...................       (6.15)%          77.23%            4.32%          (6.70)%          (5.62)%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)............   $  46,693         $ 50,975        $  35,211        $ 22,607        $  11,954
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings
    credits.....................................        1.23%/5/         1.31%            1.32%/5/        1.69%            3.63%/5/
   After expense reimbursement and earnings
    credits.....................................        1.15%/5/         1.15%            1.15%/5/        1.20%            1.20%/5/
 Ratio of net investment loss to average net
  assets:
   Before expense reimbursement and earnings
    credits.....................................       (0.52)%/5/       (0.76)%          (0.62)%/5/      (0.76)%          (2.53)%/5/
   After expense reimbursement and earnings
    credits.....................................       (0.44)%/5/       (0.60)%          (0.45)%/5/      (0.27)%          (0.10)%/5/
 Portfolio turnover rate........................          35%             104%              71%            N/A              N/A
 -----------------------------------------------------------------------------------------------------------------------------------

                                                                                Six Months Ended                      Six Months
                                                                                December 31, 2000    Year Ended         Ended
Brinson Class N                                                                    (Unaudited)      June 30, 2000   June 30, 1999/6/
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................................          $   16.20          $   9.16        $    8.80
                                                                                   ---------          --------        ---------
Income (loss) from investment operations:
 Net investment loss.....................................................              (0.05)            (0.08)/4/        (0.04)
 Net realized and unrealized gain (loss).................................              (0.94)             7.12             0.40
                                                                                   ---------          --------        ---------
     Total income (loss) from investment
      operations.........................................................              (0.99)             7.04             0.36
                                                                                   ---------          --------        ---------
Less distributions:
 Distributions from net realized gains...................................              (2.83)               --               --
                                                                                   ---------          --------        ---------
     Total distributions.................................................              (2.83)               --               --
                                                                                   ---------          --------        ---------
Net asset value, end of period...........................................          $   12.38          $  16.20        $    9.16
                                                                                   =========          ========        =========
Total return (non-annualized)............................................              (6.30)%           76.86%            4.09%
Ratios/Supplemental data:
 Net assets, end of period (in 000s).....................................          $       2          $      2        $       1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits.....................               1.48%/5/          1.56%            1.57%/5/
   After expense reimbursement and earnings credits......................               1.40%/5/          1.40%            1.40%/5/
 Ratio of net investment loss to average net assets:
   Before expense reimbursement and earnings credits.....................              (0.77)%/5/        (1.01)%          (0.87)%/5/
   After expense reimbursement and earnings credits......................              (0.69)%/5/        (0.85)%          (0.70)%/5/
 Portfolio turnover rate.................................................                 35%              104%              71%
------------------------------------------------------------------------------------------------------------------------------------

 /1/ Commencement of investment operations
 /2/ Reflects 10 for 1 share split effective December 9, 1998.
 /3/ Reflects the Fund's change in fiscal year end from December 31 to June 30. /4/ The net investment income per share data was determined by using average shares outstanding throughout the period.
 /5/ Annualized
 /6/ Commencement of Brinson Class N was December 31, 1998.
N/A Information is not available for periods prior to the Fund's reorganization.

================================================================================

                See accompanying notes to financial statements.

                    U.S. Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                       Six Months Ended                                             August 31, 1995*
                                                       December 31, 2000               Year Ended June 30,          Through June 30,
                                                                         ------------------------------------------
Brinson Class I                                           (Unaudited)       2000         1999       1998       1997       1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....................   $   10.00      $ 10.28    $   10.58    $ 10.24    $  9.93    $  10.00
                                                           ---------      -------    ---------    -------    -------    --------
Income from investment operations:
 Net investment income..................................        0.34**       0.62**       0.58**     0.53       0.51**      0.50
 Net realized and unrealized gain (loss)................        0.37        (0.25)       (0.26)      0.53       0.32       (0.14)
                                                           ---------      -------    ---------    -------    -------    --------
     Total income from investment operations............        0.71         0.37         0.32       1.06       0.83        0.36
                                                           ---------      -------    ---------    -------    -------    --------
Less distributions:
 Distributions from net investment income...............       (0.62)       (0.65)       (0.47)     (0.58)     (0.52)      (0.40)
 Distributions from net realized gains..................          --           --        (0.15)     (0.14)        --       (0.03)
                                                           ---------      -------    ---------    -------    -------    --------
     Total distributions................................       (0.62)       (0.65)       (0.62)     (0.72)     (0.52)      (0.43)
                                                           ---------      -------    ---------    -------    -------    --------
Net asset value, end of period..........................   $   10.09      $ 10.00    $   10.28    $ 10.58    $ 10.24    $   9.93
                                                           =========      =======    =========    =======    =======    ========

Total return (non-annualized)...........................        7.21%        3.74%        2.97%     10.60%      8.45%       3.60%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)....................   $  57,383      $58,121    $  92,030    $38,874    $22,421    $  9,047
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits....        0.76%***     0.67%        0.61%      0.84%      1.65%       3.63%***
   After expense reimbursement and earnings credits.....        0.60%***     0.60%        0.60%      0.60%      0.60%       0.60%***
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits....        6.50%***     6.12%        5.42%      5.61%      5.14%       3.00%***
   After expense reimbursement and earnings credits.....        6.66%***     6.19%        5.43%      5.85%      6.19%       6.03%***
 Portfolio turnover rate................................          90%         170%         260%       198%       410%        363%
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Six Months Ended
                                                                  December 31, 2000                Year Ended June 30,
                                                                                     -----------------------------------------------
Brinson Class N                                                      (Unaudited)         2000             1999               1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...............................   $    9.99        $ 10.30          $ 10.58          $   10.24
                                                                      ---------        -------          -------          ---------
Income from investment operations:
 Net investment income.............................................        0.34**         0.58**           0.57**             0.61
 Net realized and unrealized gain (loss)...........................        0.37          (0.25)           (0.26)              0.42
                                                                      ---------        -------          -------          ---------
     Total income from investment operations.......................        0.71           0.33             0.31               1.03
                                                                      ---------        -------          -------          ---------
Less distributions:
 Distributions from net investment income..........................       (0.61)         (0.64)           (0.44)             (0.55)
 Distributions from net realized gains.............................          --             --            (0.15)             (0.14)
                                                                      ---------        -------          -------          ---------
     Total distributions...........................................       (0.61)         (0.64)           (0.59)             (0.69)
                                                                      ---------        -------          -------          ---------
Net asset value, end of period.....................................   $   10.09        $  9.99          $ 10.30          $   10.58
                                                                      =========        =======          =======          =========
Total return (non-annualized)......................................        7.14%          3.29%            2.88%             10.30%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)...............................   $       1        $     1          $     1          $       1
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits...............        1.01%***       0.92%            0.86%              1.09%
   After expense reimbursement and earnings credits................        0.85%***       0.85%            0.85%              0.85%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits...............        6.25%***       5.87%            5.17%              5.36%
   After expense reimbursement and earnings credits................        6.41%***       5.94%            5.18%              5.60%
 Portfolio turnover rate...........................................          90%           170%             260%               198%
------------------------------------------------------------------------------------------------------------------------------------

    *  Commencement of investment operations
   ** The net investment income per share data was determined by using average shares outstanding throughout the period.
  ***  Annualized

================================================================================

                See accompanying notes to financial statements.

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                      Six Months                     September 30,
                                                  Six Months Ended    Year Ended       Ended/3/        Year Ended   1997/1/ Through
                                                  December 31, 2000    June 30,        June 30,        December 31,   December 31,
Brinson Class I                                      (Unaudited)         2000            1999             1998/2/        1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................... $  9.19         $  9.96         $   9.98         $  10.05       $  10.00
                                                         ------         -------          -------         --------       --------
Income from investment operations:
  Net investment income................................    0.48/4/         0.91/4/          0.44/4/          7.30           0.18
  Net realized and unrealized gain (loss)..............   (0.80)          (0.90)           (0.15)            0.02           0.05
                                                         ------         -------          -------          -------       --------
        Total income (loss) from investment
         operations....................................   (0.32)           0.01             0.29             7.32           0.23
                                                         ------         -------          -------          -------       --------
Less distributions:
  Distributions from net investment income.............   (0.79)          (0.71)           (0.31)           (7.33)         (0.18)
  Distributions from net realized gains................      --           (0.07)              --            (0.06)            --
                                                         ------         -------          -------          -------       --------
        Total distributions............................   (0.79)          (0.78)           (0.31)           (7.39)         (0.18)
                                                         ------         -------          -------          -------       --------
Net asset value, end of period......................... $  8.08         $  9.19         $   9.96         $   9.98       $  10.05
                                                         ======         =======          =======          =======       ========
Total return (non-annualized)..........................   (3.40)%          0.02%            2.91%            7.75%          2.34%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).................. $44,211         $50,845         $ 60,044         $ 34,900       $  7,861
  Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits...    0.92%/5/        0.86%            0.83%/5/         1.59%          4.98%/5/
   After expense reimbursement and earnings credits....    0.74%/5/+       0.70%            0.70%/5/         0.89%          0.90%/5/
  Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits...   10.20%/5/        9.31%            8.54%/5/         7.38%          3.15%/5/
   After expense reimbursement and earnings credits....   10.38%/5/        9.47%            8.67%/5/         8.08%          7.23%/5/
  Portfolio turnover rate...............................     36%             73%              77%             N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                                         Six Months Ended                           Six Months
                                                                        December 31, 2000        Year Ended            Ended
Brinson Class N                                                            (Unaudited)         June 30, 2000     June 30, 1999/6/
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................................       $  9.18               $  9.95            $  9.98
                                                                             -------               -------            -------
Income from investment operations:
   Net investment income..............................................          0.46/4/               0.90/4/            0.42/4/
   Net realized and unrealized gain (loss)............................         (0.80)                (0.90)             (0.15)
                                                                             -------               -------            -------
         Total income (loss) from investment operations...............         (0.34)                   --               0.27
                                                                             -------               -------            -------
Less distributions:
   Distributions from net investment income...........................         (0.77)                (0.70)             (0.30)
   Distributions from net realized gains..............................            --                 (0.07)                --
                                                                             -------               -------            -------
         Total distributions..........................................         (0.77)                (0.77)             (0.30)
                                                                             -------               -------            -------
Net asset value, end of period........................................       $  8.07               $  9.18            $  9.95
                                                                             =======               =======            =======
Total return (non-annualized).........................................         (3.61)%               (0.13)%             2.71%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)................................       $     1               $     1            $     1
   Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits.................          1.17%/5/              1.11%              1.08%/5/
    After expense reimbursement and earnings credits..................          0.99%/5/+             0.95%              0.95%/5/
   Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits.................          9.95%/5/              9.06%              8.29%/5/
    After expense reimbursement and earnings credits..................         10.13%/5/              9.22%              8.42%/5/
   Portfolio turnover rate............................................            36%                   73%                77%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Commencement of investment operations
/2/ Reflects 10 for 1 share split effective December 9, 1998.
/3/ Reflects the Fund's change in fiscal year end from December 31 to June 30. /4/ The net investment income per share data was determined by using average shares outstanding throughout the period.
/5/ Annualized
/6/ Commencement of Brinson Class N was December 31, 1998.
 + The ratio of net operating expenses to average net assets for Class I and Class N was 0.70% and 0.95%, respectively.
N/A Information is not available for periods prior to the Fund's reorganization.

================================================================================

                See accompanying notes to financial statements.

               International Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended
                                                        December 31, 2000                   Year Ended June 30,
                                                                          -------------------------------------------------------
Brinson Class I                                            (Unaudited)     2000        1999         1998       1997       1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..................   $    13.57       $  12.34   $    12.15    $  12.59   $  11.17   $   9.68
                                                         ----------       --------   ----------    --------   --------   --------
Income (loss) from investment operations:
 Net investment income................................         0.04           0.11*        0.16        0.18       0.18       0.18
 Net realized and unrealized gain (loss)..............        (0.79)          1.33         0.27        0.30       1.97       2.05
                                                         ----------       --------   ----------    --------   --------   --------
     Total income (loss) from investment operations...        (0.75)          1.44         0.43        0.48       2.15       2.23
                                                         ----------       --------   ----------    --------   --------   --------

Less distributions:
 Distributions from net investment income.............           --          (0.07)       (0.12)      (0.18)     (0.17)     (0.18)
 Distributions from net realized gains................        (0.77)         (0.14)       (0.12)      (0.74)     (0.56)     (0.56)
                                                         ----------       --------   ----------    --------   --------   --------
     Total distributions..............................        (0.77)         (0.21)       (0.24)      (0.92)     (0.73)     (0.74)
                                                         ----------       --------   ----------    --------   --------   --------
Net asset value, end of period........................   $    12.05       $  13.57   $    12.34    $  12.15   $  12.59   $  11.17
                                                         ==========       ========   ==========    ========   ========   ========
Total return (non-annualized).........................        (5.41)%        11.76%        3.65%       4.78%     20.27%     23.64%
Ratios/Supplemental data:
 Net assets, end of period (in 000s)..................   $  320,897       $411,985   $  490,322    $439,329   $420,855   $212,366
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits..         1.04%**        1.00%+       0.99%       1.00%      1.00%      1.20%
   After expense reimbursement and earnings credits...         1.02%**++       N/A          N/A         N/A        N/A       1.00%
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits..         0.58%**        0.89%        1.35%       1.52%      1.83%      1.67%
   After expense reimbursement and earnings credits...         0.60%**         N/A          N/A         N/A        N/A       1.87%
 Portfolio turnover rate..............................           31%            59%          74%         49%        25%        20%
---------------------------------------------------------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                           December 31, 2000          Year Ended June 30,
                                                                                                ---------------------------------
Brinson Class N                                                               (Unaudited)         2000         1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................................     $    13.57        $  12.30     $  12.14    $  12.59
                                                                              ----------        --------     --------    --------
Income (loss) from investment operations:
 Net investment income...................................................           0.02            0.08*        0.12        0.16
 Net realized and unrealized gain (loss).................................          (0.79)           1.33         0.27       0.29
                                                                              ----------        --------     --------    --------
     Total income (loss) from investment operations......................          (0.77)           1.41         0.39        0.45
                                                                              ----------        --------     --------    --------
Less distributions:
 Distributions from net investment income................................             --              --        (0.11)      (0.16)
 Distributions from net realized gains...................................          (0.77)          (0.14)       (0.12)      (0.74)
                                                                              ----------        --------     --------    --------
     Total distributions.................................................          (0.77)          (0.14)       (0.23)      (0.90)
                                                                              ----------        --------     --------    --------
Net asset value, end of period...........................................     $    12.03        $  13.57     $  12.30    $  12.14
                                                                              ==========        ========     ========    ========
Total return (non-annualized)............................................          (5.56)%         11.51%        3.30%       4.51%
Ratios/Supplemental data:
 Net assets, end of period (in 000s).....................................     $        1        $      1     $     15    $     11
 Ratio of expenses to average net assets:
   Before expense reimbursement and earnings credits.....................           1.29%**         1.25%+       1.24%       1.25%
   After expense reimbursement and earnings credits......................           1.27%**++        N/A          N/A         N/A
 Ratio of net investment income to average net assets:
   Before expense reimbursement and earnings credits.....................           0.33%**         0.64%        1.10%       1.27%
   After expense reimbursement and earnings credits......................           0.35%**          N/A          N/A         N/A
 Portfolio turnover rate.................................................             31%             59%          74%         49%
---------------------------------------------------------------------------------------------------------------------------------

  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  **  Annualized
  + The ratio of net operating expenses to average net assets for Class I and Class N was 0.99% and 1.24%, respectively.
  ++ The ratio of net operating expenses to average net assets for Class I and Class N was 1.00% and 1.25%, respectively.
  N/A Not Applicable

================================================================================

                See accompanying notes to financial statements.

                    The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of thirteen series: Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund and International Equity Fund (formerly Global (Ex-U.S.) Equity Fund); (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the Brinson Class I and the Brinson Class N are presented separately. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2000, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

================================================================================

                    The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the statements of operations.

I. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. With respect to Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, UBS Asset Management (New York), Inc. ( the "Sub-Advisor") is responsible for managing a portion of these Funds pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") with the Advisor. The Sub-Advisor receives 0.10% from the Funds under the Sub-Advisory Agreement for providing services to the Advisor.

The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund and Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the period ended December 31, 2000. Investment advisory fees and other transactions for the six months ended December 31, 2000, were as follows:

                                                                                        UBS
                                                                                    Investment
                                    Advisory     Brinson Class I  Brinson Class N   Funds Class         Advisory             Fees
Fund                                  Fee          Expense Cap      Expense Cap     Expense Cap           Fees             Deferred
----                                --------     ---------------  ---------------   -----------        ----------          --------
Global Fund......................     0.80%           1.10%            1.35%           1.75%           $  899,931          $     --
Global Equity Fund...............     0.80            1.00             1.25            1.76               257,173            32,635
  Global Technology Fund.........     1.40            1.55             1.80            2.55                13,574            22,680
  Global Biotech Fund............     1.15            1.30             1.55            2.30                 9,739            22,716
  Global Bond Fund...............     0.75            0.90             1.15            1.39               144,951            55,348
  U.S. Balanced Fund.............     0.70            0.80             1.05            1.30                41,450            30,957
  U.S. Equity Fund...............     0.70            0.80             1.05            1.32               544,628           148,908
  U.S. Large Cap Equity Fund.....     0.70            0.80             1.05            1.32                33,379            48,358
  U.S. Large Cap Growth Fund.....     0.70            0.80             1.05            1.57                39,468            32,653
  U.S. Small Cap Growth Fund.....     1.00            1.15             1.40            1.92               282,392            21,188
  U.S. Bond Fund.................     0.50            0.60             0.85            1.07               161,916            53,686
  High Yield Fund................     0.60            0.70             0.95            1.55               142,840            42,748
  International Equity Fund......     0.80            1.00             1.25            1.84             1,453,336                --

================================================================================

                    The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 2000, were as follows:

Fund                                                                  Fees Paid
----                                                                  ---------
Global Fund........................................................     $2,292
Global Equity Fund.................................................      2,208
Global Technology Fund.............................................      1,840
Global Biotech Fund................................................      1,840
Global Bond Fund...................................................      2,208
U.S. Balanced Fund.................................................      1,496
U.S. Equity Fund...................................................      5,520
U.S. Large Cap Equity Fund.........................................      2,024
U.S. Large Cap Growth Fund.........................................      1,834
U.S. Small Cap Growth Fund.........................................      1,919
U.S. Bond Fund.....................................................      2,196
High Yield Fund....................................................      2,208
International Equity Fund..........................................      4,232

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 25.39% of the Fund's net assets at December 31, 2000. Amounts relating to those investments at December 31, 2000 and for the six months then ended, were as follows:

                                                                                 Net        Change in
                                                                   Sales      Realized    Net Unrealized
Affiliates                                         Purchases     Proceeds    Gain/(Loss)    Gain/(Loss)      Value
----------                                        ----------    -----------  -----------  --------------  -----------
Brinson Small Cap Equity Fund.................    $  2,000,000  $ 5,000,000  $1,758,919   $(1,176,080)    $ 5,722,892
Brinson High Yield Fund.......................       1,500,000    5,800,000     235,957      (541,393)     11,397,954
Brinson Emerging Markets Equity Fund..........       3,500,000    3,500,000    (679,755)   (1,751,368)      7,512,046
Brinson Emerging Markets Debt Fund............              --    5,200,000   1,919,637    (1,337,748)      6,625,204
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund.......................     106,769,495   92,498,036          --            --      16,102,318

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at December 31, 2000 and for the six months ended December 31, 2000, were as follows:

                                                                                                       % of
                                                                   Sales      Interest                 Net
Fund                                                Purchases     Proceeds     Income      Value     Assets
----                                              ------------  ------------  --------  -----------  -------
Global Fund...................................    $106,769,495  $ 92,498,036  $232,440  $16,102,318    8.63%
Global Equity Fund............................      29,582,930    31,219,041    37,128      817,830    1.30
Global Bond Fund..............................      17,623,537    20,605,496    60,046    2,437,235    6.31
U.S. Balanced Fund............................       5,591,402     5,503,947    38,079      711,147    5.99
U.S. Equity Fund..............................      54,211,837    53,771,871   102,663    1,289,380    0.90
U.S. Large Cap Equity Fund....................       1,804,337     3,020,319    10,436           --      --
U.S. Small Cap Growth Fund....................      18,380,796    19,717,751   154,453    1,166,686    2.32
U.S. Bond Fund................................      48,077,059    47,546,936    77,344      747,169    1.23
High Yield Fund...............................      56,875,953    59,466,373    87,484    7,594,776   16.43
International Equity Fund.....................     440,562,619   431,931,555   390,370  $13,760,421    4.22

================================================================================

                    The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 2000, excluding short-term investments, were as follows:

                                                                       Sales
Fund                                                   Purchases      Proceeds
----                                                  ------------  ------------
Global Fund........................................   $ 96,655,700  $221,816,951
Global Equity Fund.................................     20,809,288    26,912,784
Global Technology Fund.............................      4,479,144     2,797,571
Global Biotech Fund................................      2,955,415     1,986,625
Global Bond Fund...................................     28,925,550    34,743,065
U.S. Balanced Fund.................................     10,233,231    11,129,760
U.S. Equity Fund...................................     42,541,102    99,923,146
U.S. Large Cap Equity Fund.........................      3,872,948    14,460,100
U.S. Large Cap Growth Fund.........................      3,306,377     4,220,420
U.S. Small Cap Growth Fund.........................     20,573,909    18,133,634
U.S. Bond Fund.....................................     56,118,737    57,991,227
High Yield Fund....................................     15,615,741    21,545,023
International Equity Fund..........................    105,495,850   181,074,203

4.   FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the six months ended December 31, 2000, was the Funds' custodian.

5.   FUTURES CONTRACTS

The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

================================================================================

                    The Brinson Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

6.   SECURITY LENDING

The Global Fund and International Equity Fund loaned securities to certain brokers, with the Funds' custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Global Fund receives cash and securities as collateral against the loaned securities. The International Equity Fund receives securities as collateral against the loaned securities. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are not reflected in the statement of assets and liabilities. The Funds' monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at December 31, 2000, were as follows:

                                             Value of Loaned       Value of
                                                Securities        Collateral
                                             ---------------     ------------
Global Fund..............................      $39,001,601        $39,712,697
International Equity Fund................       22,054,470         22,997,620

7.   DISTRIBUTION PLANS

The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, are as follows as a percentage of the average daily net assets of the UBS Investment Funds Class of each of the Funds:

                                                                         % of
Fund                                                                  Net Assets
----                                                                  ----------
Global Fund........................................................      0.65%
Global Equity Fund.................................................      0.76
Global Technology Fund.............................................      1.00
Global Biotech Fund................................................      1.00
Global Bond Fund...................................................      0.49
U.S. Balanced Fund.................................................      0.50
U.S. Equity Fund...................................................      0.52
U.S. Large Cap Equity Fund.........................................      0.52
U.S. Large Cap Growth Fund.........................................      0.77
U.S. Small Cap Growth Fund.........................................      0.77
U.S. Bond Fund.....................................................      0.47
High Yield Fund....................................................      0.85
International Equity Fund..........................................      0.84

8.   LINE OF CREDIT

The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.10% of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the six months ended December 31, 2000, were as follows:

                                                     Average     Number of Days
Fund                                               Borrowings      Outstanding
----                                              ------------   --------------
Global Fund....................................   $10,550,000           8
High Yield Fund................................     3,442,857          14
International Equity Fund......................     8,070,833          24

================================================================================

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposals described below were submitted to a vote of shareholders of the U.S. Small Cap Growth Fund, U.S. Large Cap Growth Fund, High Yield Fund, Global Biotech Fund and Global Technology Fund (each a "Fund" and collectively, the "Funds") of Brinson Funds (the "Trust") at a special meeting of shareholders held on December 7, 2000 (the "Meeting").

The outcome of the votes were as follows:

Proposal No. 1--Approval of amendments to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Brinson Partners, Inc.

      Fund                                     For       Against     Abstain
      ----                                     ---       -------     -------
      Global Technology Fund.............    108,365        569       16,005
      Global Biotech Fund................     72,684        370        4,768
      U.S. Large Cap Growth Fund.........    279,056      1,129      128,366
      U.S. Small Cap Growth Fund.........  1,748,776      8,142       40,601
      High Yield Fund....................  2,879,036     18,106       30,664

Proposal No. 2--Approval of the Sub-Advisory Agreement between Brinson Partners Inc. and UBS Asset Management (New York), Inc. with respect to the Funds.

      Fund                                     For       Against     Abstain
      ----                                     ---       -------     -------
      Global Technology Fund.............    108,365        569       16,005
      Global Biotech Fund................     72,684        370        4,768
      U.S. Large Cap Growth Fund.........    279,352      1,129      128,070
      U.S. Small Cap Growth Fund.........  1,750,425      6,493       40,601
      High Yield Fund....................  2,879,512     18,106       30,188

Proposal No. 3a--Approval of the amendment of the Funds' investment restrictions regarding borrowing.

      Fund                                     For       Against     Abstain
      ----                                     ---       -------     -------
      Global Technology Fund.............    105,474      1,460       18,005
      Global Biotech Fund................     72,684        370        4,768
      U.S. Large Cap Growth Fund.........    273,944      2,875      131,732
      U.S. Small Cap Growth Fund.........  1,659,818     10,706      126,994
      High Yield Fund....................  2,071,362     28,991      827,453

Proposal No. 3b--Approval of the amendment of the Funds' investment restrictions regarding underwriting.

      Fund                                     For       Against     Abstain
      ----                                     ---       -------     -------
      Global Technology Fund.............    106,365        569       18,005
      Global Biotech Fund................     72,684        370        4,768
      U.S. Large Cap Growth Fund.........    275,690      1,129      131,732
      U.S. Small Cap Growth Fund.........  1,662,169      8,356      126,994
      High Yield Fund....................  2,086,400     13,953      827,453

================================================================================

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

Proposal No. 3c--Approval of the amendment of the Funds' investment restrictions regarding lending.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund..................     106,365      569     18,005
      Global Biotech Fund.....................      72,684      370      4,768
      U.S. Large Cap Growth Fund..............     273,944    2,875    131,732
      U.S. Small Cap Growth Fund..............   1,662,169    8,356    126,994
      High Yield Fund.........................   2,071,887   28,466    827,453

Proposal No. 3d--Approval of the amendment of the Funds' investment restrictions regarding investments in real estate.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund..................     105,474    1,460     18,005
      Global Biotech Fund.....................      72,684      370      4,768
      U.S. Large Cap Growth Fund..............     275,690    1,129    131,732
      U.S. Small Cap Growth Fund..............   1,660,772    9,753    126,994
      High Yield Fund.........................   2,086,400   13,953    827,453

Proposal No. 3e--Approval of the amendment of the Funds' investment restrictions regarding investments in commodities.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund..................     105,474    1,460     18,005
      Global Biotech Fund.....................      72,684      370      4,768
      U.S. Large Cap Growth Fund..............     275,394    1,424    131,732
      U.S. Small Cap Growth Fund..............   1,660,474   10,014    127,031
      High Yield Fund.........................   2,081,112   19,241    827,453

Proposal No. 3f--Approval of the amendment of the Funds' investment restrictions regarding issuing senior securities and short sales.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund..................     105,474    1,460     18,005
      Global Biotech Fund.....................      72,684      370      4,768
      U.S. Large Cap Growth Fund..............     275,394    1,424    131,732
      U.S. Small Cap Growth Fund..............   1,660,474   10,014    126,994
      High Yield Fund.........................   2,085,399   14,954    827,453

Proposal No. 3g--Approval of the amendment of the Funds' investment restrictions regarding concentration.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      U.S. Large Cap Growth Fund..............     275,394    1,424    131,732
      U.S. Small Cap Growth Fund..............   1,662,169    8,356    126,994
      High Yield Fund.........................   2,069,874   30,479    827,453

================================================================================

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

Proposal No. 3h--Approval of the amendment of the Funds' investment restrictions regarding diversification.

      Fund                                          For     Against    Abstain
      ----                                          ---     -------    -------
      U.S. Small Cap Growth Fund.............    1,662,169    8,356    126,994
      High Yield Fund........................    2,074,161   25,716    827,929

Proposal No. 4a--Approval of the elimination of the Funds' investment restrictions regarding purchasing securities on margin.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund.................      105,474    1,460     18,005
      Global Biotech Fund....................       72,684      370      4,768
      U.S. Large Cap Growth Fund.............      276,523      296    131,732
      U.S. Small Cap Growth Fund.............    1,660,510   10,014    126,994
      High Yield Fund........................    2,039,508   14,954    873,344

Proposal No. 4b--Approval of the elimination of the Funds' investment restrictions regarding investing in other companies.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      Global Technology Fund.................      106,365      569     18,005
      Global Biotech Fund....................       72,684      370      4,768
      U.S. Large Cap Growth Fund.............      276,523       --    132,028
      U.S. Small Cap Growth Fund.............    1,662,169    8,356    126,994
      High Yield Fund........................    2,085,924   13,953    827,929

Proposal No. 4c--Approval of the elimination of the Funds' investment restrictions regarding investing in oil, gas and minerals.

      Fund                                           For    Against    Abstain
      ----                                           ---    -------    -------
      U.S. Large Cap Growth Fund.............      276,523       --    132,028
      U.S. Small Cap Growth Fund.............    1,662,331    8,194    126,994
      High Yield Fund........................    2,085,924   13,953    827,929

================================================================================

[LOGO OF BRINSON] The Brinson Funds
                  ------------------------------------------------------------
                   Australia . Austria . Bahrain . Brazil . Dublin . France .
                       Germany . Hong Kong . Italy . Japan Luxembourg .
                     Singapore . Switzerland . Taiwan . United Kingdom .
                                      United States

                  209 South LaSalle Street . Chicago, Illinois 60604-1295 .
                  Tel: (800) 448-2430

                        [LOGO] UBS
                               Investment Funds


                                  Global Fund
                              Global Equity Fund
                            Global Technology Fund
                              Global Biotech Fund
                               Global Bond Fund
                              U.S. Balanced Fund
                               U.S. Equity Fund
                          U.S. Large Cap Equity Fund
                          U.S. Large Cap Growth Fund
                          U.S. Small Cap Growth Fund
                                U.S. Bond Fund
                                High Yield Fund
                           International Equity Fund


                              Semi-Annual Report

                               December 31, 2000

Trustees and Officers

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Trustees

Walter E. Auch

Andrew J. O'Reilly

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA           David E. Floyd, CPA
Chairman of the Board          Assistant Secretary

Thomas J. Digenan, CFA, CPA    Mark F. Kemper
President                      Assistant Secretary

Carolyn M. Burke, CPA          Alanna N. Palmer
Vice President,                Assistant Secretary
Secretary and Treasurer

The Funds' Advisor -- Brinson Partners, Inc.

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since the founding of our organization nearly twenty years ago, we have focused our collective energy on two goals: creating meaningful value-added investment performance; and providing our clients with individualized client relationships of the highest quality.

Now in 2001, nearly 500 focused investment specialists, located in all of the world's major financial centers, continue to deliver investment strategies that meet our clients' needs. With an unrelenting focus on our goals, we have grown into one of the world's premier investment management organizations, and a recognized leader in our industry. In North America, we make our investment capabilities available to institutions and individual investors through the Brinson Family of Funds. The Brinson Funds are no-load, institutionally priced mutual funds that provide investors convenient access to our global investment expertise and capabilities.

We select investments for all of The Brinson Funds by focusing on long-term investment fundamentals within a framework of integrated capital markets. Investment performance for our clients is maximized within and across asset classes through a comprehensive understanding of global investment markets and their interrelationships. We apply a systematic, disciplined approach to valuing investments and combine the seasoned judgment of our global investment teams to construct optimal portfolios-balancing considerations for both risk and return.

Brinson Partners, Inc. is a member of UBS Asset Management, the asset management division of UBS AG.

Table of Contents

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

To Our Shareholders...............................................       4

Global Economic and Market Highlights.............................       5

U.S. Economic and Market Highlights...............................       6

Portfolio Managers' Commentary and Schedule of Investments
     Global Fund..................................................       7
     Global Equity Fund...........................................      17
     Global Technology Fund.......................................      24
     Global Biotech Fund..........................................      28
     Global Bond Fund.............................................      32
     U.S. Balanced Fund...........................................      38
     U.S. Equity Fund.............................................      44
     U.S. Large Cap Equity Fund...................................      49
     U.S. Large Cap Growth Fund...................................      53
     U.S. Small Cap Growth Fund...................................      57
     U.S. Bond Fund...............................................      62
     High Yield Fund..............................................      68
     International Equity Fund....................................      75

Statements of Assets and Liabilities..............................      82

Statements of Operations..........................................      84

Statement of Cash Flows...........................................      86

Statements of Changes in Net Assets...............................      88

Financial Highlights..............................................      93

Notes to Financial Statements.....................................     106

Special Meeting of Shareholders...................................     111

Shareholder Letter

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

February 26, 2001

Dear Shareholder:

If the first year of the new millennium is any indication, we are in for a wild ride in capital markets in the years ahead. The technology, media, and telecommunications (TMT) bubble burst as we had anticipated. This has paid big dividends for our clients. That we "stayed the course" on our key strategies reflects the continuity of our investment philosophy and our dedication to disciplined fundamental research.

Maintaining our focus was a critical element of our success in 2000. Our strategic positions involving the expected demise of the TMT sectors, the associated decline in equity markets, the underperformance of the very largest capitalization equities, and the year-end turnaround in the euro helped us to deliver the best performance results in our history relative to our predetermined benchmarks.

Our U.S. equity strategies outperformed benchmarks, helped in large part by stock selection decisions. Global and non-U.S. equity strategies benefited similarly. Fixed income returns were less dramatic but still quite positive for the year. Our dedication to our valuation disciplines helped us to weather some heavy crosscurrents in the global fixed income markets this year. Our multi-asset portfolios benefited from our positive results within the equity components, as well as the strategic tilt toward fixed income and away from many overheated equity markets. The evaporation of the euro's weakness in the closing months added further to our strong performance.

Throughout the year we also focused on enhancing our research efforts and broadening our investment capabilities. We continue to create and publish important industry-leading research. We are utilizing technology in new ways to enhance our investment decisions, and have in place one of the most robust approaches to risk management in the industry.

The year 2000 was an important turnaround year for us. Our goal in 2001 is to put an exclamation point on our performance -- a proof statement confirming our capabilities and talents. Our investment specialists are dedicated to being the best investment managers in the world covering the full, global capital market. Our breadth of capabilities in all major asset classes gives UBS Investment Funds investors many options for diversification. Whether you choose to invest in the highly specialized Global Technology or Global Biotech funds we launched in 2000, or you prefer a single fund that spreads risk across stocks and bonds in many industries and countries, the UBS Investment Funds can help you meet your long-term objectives.

We look forward to strengthening our relationship with you in 2001.

Sincerely,


/s/ Hanspeter A. Walder                          /s/ Raymond Simon
Hanspeter A. Walder                              Raymond Simon
Executive Director                               Managing Director
Private Banking                                  Private Banking

Global Economic and Market Highlights

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

The U.S. economy expanded at a 1.4% annual rate in the fourth quarter, the slowest pace in five years. The U.S. Federal Reserve subsequently cut the target rate on overnight loans to 5.5% amid fears of negative 2001 growth in the U.S. and worldwide.

Interest rates in the Eurozone held steady as little evidence presented itself that the U.S. slowdown is affecting Europe; December money supply growth was actually negative for the fourth consecutive month. Inflation also slowed to 2.6% year-on-year as oil prices declined and the euro appreciated against the world basket of currencies. Consensus forecasts for 2001 real GDP growth and consumer price inflation are 2.9% and 2.0%, respectively.

U.K. fourth quarter GDP grew at an annual rate of 1.2%, down from 2.8% in the third quarter and the smallest gain since the Asian crisis of 1998. The Bank of England members came within a single vote of raising interest rates, but the base rate remains at 6%, a level at which it has remained for the last eleven months. Unemployment has also held steady at 3.6%, and manufacturing confidence has reached a nine-month high, thanks to increased exports.

In Japan, unemployment remained at a high of 4.8% in December as industrial production grew by just 1.5%, less than expected for the sixth consecutive month. Nominal GDP has been declining since 1998, and revised real GDP statistics are expected to be negative for the third quarter and flat for the fourth. As a result, the yen fell to a 15-month low against the euro and an 18-month low against the U.S. dollar in mid-January.


Global Environment

                                                        6 months    1 year     3 years    5 years
Major Markets                                             ended      ended      ended      ended
Total Return in U.S. Dollars                            12/31/00   12/31/00   12/31/00   12/31/00
-------------------------------------------------------------------------------------------------
U.S. Equity                                               -10.14%    -10.89%     10.76%     16.68%
International Equities (currency unhedged)                -10.80     -13.47       9.47       7.48
International Equities (currency hedged)                   -6.58      -4.07      14.37      14.77
U.S. Bonds                                                  7.38      11.59       6.35       6.45
International Bonds (currency unhedged)                    -0.70      -2.64       2.87       1.64
International Bonds (currency hedged)                       5.38       9.62       7.95       9.33
U.S. Cash Equivalents                                       2.94       5.65       4.88       4.89
-------------------------------------------------------------------------------------------------

                                                        6 months    1 year     3 years    5 years
Major Currencies                                          ended      ended      ended      ended
Percent Change Relative to U.S. Dollars                 12/31/00   12/31/00   12/31/00   12/31/00
-------------------------------------------------------------------------------------------------
Yen                                                        -7.35%    -10.37%      4.42%     -2.01%
Pound                                                      -1.32      -7.32      -3.17      -0.77
Euro                                                       -2.06      -6.34      -4.83      -6.95
Canadian Dollar                                            -1.35      -3.38      -1.60      -1.91
-------------------------------------------------------------------------------------------------

All total returns in excess of 1 year are average annualized returns.

U.S. Economic and Market Highlights

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Real GDP increased at an annual rate of 1.4% in the fourth quarter of 2000, down from 2.2% in the third quarter. The increase would have been a full percentage point higher if not for the 24% decline in automobile production.

Manufacturing output led the way downward in December in declining by 1.1%, the worst month in a decade. Durable goods orders for computers and other equipment also fell by 1.4% to their lowest level in 2 years, and the NAPM factory index fell to its lowest level since March of 1991. The NAPM index is now below the `break-even' level between expansion and recession in the overall economy.

Although unemployment in December remained unchanged at 4.0%, consumer confidence plummeted 14.2 points to a level not seen since October of 1990. Retail sales also posted their largest decline in a decade, -2% during the fourth quarter.

The Federal Reserve responded by changing its bias in mid-December to economic weakness from inflation protection, and twice cut the overnight discount rate by half a percentage point in January, to its current level of 5.5%. Consensus forecasts of real GDP growth for 2001 remain optimistic at 2.6%, with moderate inflation of 2.7%.

The dollar lost ground to all developed-market currencies except the yen, led by its 7% fall against the euro in December. This depreciation did help narrow the trade gap to $33 billion, its second consecutive monthly decline.

U.S. Environment


                                 Major Markets
                       One Year Ended December 21, 2000

                         U.S. Cash Equivalents    U.S. Bonds      U.S. Equities
12/31/2000                         5.65              11.59            -10.89

                    Salomon U.S. Treasury Benchmark Returns
                       One Year Ended December 31, 2000

                    1                                   7.1
                    2                                  7.63
                    5                                 11.58
                   10                                 14.45
                   30                                 19.99

Top Ten Industry Returns Relative to S&P 500
      One Year Ended December 31, 2000

Medical Services                 102.78
Drugs                             81.05
Energy Services                   70.67
Oil Services                      67.62
Tobacco                           60.38
Defenses & Aerospace              59.57
Securities & Asset Management     58.71
Medical Products                  51.34
Electric Utility                  42.76
Property/Casualty Insurance       39.59


            Bottom Ten Industry
    One Year Ended December 31, 2000

Internet                         -55.42
Wireless Telecom                 -38.14
Motor Vehicles & Parts           -31.32
Mining & Metals                  -29.61
Telephone                        -29.31
Entertainment                    -27.46
Department Stores                -24.32
Gold                             -22.87
Computer Hardware                -21.24
Media                            -16.14

Global Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its inception on July 31, 1995, the UBS Investment Fund - Global has provided an annualized return of 8.55%, compared to the 10.91% return of the Global Securities Markets Mutual Fund Index. The Fund's 2000 return of 5.83% substantially outpaced the benchmark return of -6.11%.

Global equities independent of currency effects fell over 8% over the course of the year, but these results were not evenly distributed. Hardest hit were technology shares and firms with any earnings weakness as equity investors engaged in a flight to quality. The poor equity performance not only rewarded the Fund's large equity underweights, but also proved to be a fruitful environment for security selection efforts. Emerging market equities fell even more significantly.

Global fixed income was up strongly yet again in 2000 on a fully hedged basis. Central banks maintained a bias toward tightening monetary policy for much of the year, with only the U.S. Federal Reserve breaking ranks in December as the likelihood of an economic soft landing decreased. Prices of inflation-linked bonds and agency securities outpaced their Treasury counterparts for the second consecutive year.

2000 was a strong year for security selection in the Fund, especially within North American and European equities. U.S. fixed income issue selection was also positive over the course of the year, as higher-quality agency and asset-backed securities performed well. Although the Wilshire 5000 has lost nearly a fifth of its value since its peak earlier in the year, leading us to halve our U.S. equity underweight, there is still a strong possibility of continued declines, and global equities continue to be managed defensively.

The market allocation of the Fund was also significantly positive, with the overweight to U.S. fixed income, primarily to Treasury Inflation Protected Securities (TIPS) the best decision. Smaller overweights to emerging market debt bonds denominated in euros also contributed. Developed fixed income has been reduced to fund the recent increase in equities, with the largest reduction to TIPS. Other U.S. fixed income is now neutral, and international fixed income is only slightly overweighted as a result.

Currency allocation was close to neutral for the year, with benefits from the underweights to the Japanese yen and the British pound mitigated by consistent weakness to the Australian and New Zealand dollars and mixed results for the European common currency. Although the euro found record lows in 2000, it rebounded smartly late in the year and remains the Fund's largest currency overweight. The Australian overweight remains, and has been augmented by a Canadian dollar overweight. Principal underweights to the Japanese yen and British pound continue.

Global Fund

-------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                              6 months  1 year    3 years   5 years   Inception*
                               ended     ended     ended     ended        to
                              12/31/00  12/31/00  12/31/00  12/31/00   12/31/00
UBS Investment Fund -
 Global                          5.36%     5.83%    4.71%     7.51%       8.55%
--------------------------------------------------------------------------------
GSMI Mutual Fund Index**        -5.72     -6.11     8.51     10.44       10.91
--------------------------------------------------------------------------------
MSCI World Equity (Free)
 Index                         -10.86    -13.08    10.67     12.35       12.46
--------------------------------------------------------------------------------
Salomon Smith Barney World
 Gov't. Bond Index               1.56      1.59     3.89      3.10        3.16
--------------------------------------------------------------------------------

*  Inception date of the UBS Investment Fund - Global is July 31, 1995.

** An unmanaged index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI Global; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon Smith Barney World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon Smith Barney World Gov't. Bond Index

Wealth Value with Dividends Reinvested

--------------------------------------------------------------------------------
                                                                   Salomon Smith
                                                   MSCI World      Barney World
                 UBS Investment    GSMI Mutual    Equity (Free)    Gov't. Bond
     Date        Fund - Global     Fund Index        Index            Index
--------------------------------------------------------------------------------
   7/31/95         10,000           10,000         10,000            10,000
  12/31/95         10,861           10,665         10,556            10,162
  12/31/96         12,332           12,001         12,025            10,531
  12/31/97         13,589           13,717         13,939            10,557
  12/31/98         14,622           15,974         17,370            12,171
  12/31/99         14,743           18,666         21,734            11,652
12/31/2000         15,599           17,525         18,891            11,838

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds


Asset Allocation

As of December 31, 2000 (Unaudited)

                                                          Current
                                    Benchmark             Strategy
-------------------------------------------------------------------
U.S. Equities                         40.0%                 30.5%
International Equities                22.0                  16.5
Emerging Markets Equities              3.0                   4.5
Dollar Bonds                          21.0                  29.5
High Yield Bonds                       3.0                   6.5
International Bonds                    9.0                   9.0
Emerging Markets Debt                  2.0                   3.5
Cash Equivalents                       0.0                   0.0
-------------------------------------------------------------------
                                     100.0%                100.0%


Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)

                                                        Percent of
                                                        Net Assets
-------------------------------------------------------------------
1.  Allergan, Inc.                                          1.33%
2.  Burlington Northern Santa Fe Corp.                      1.28
3.  Wells Fargo & Co.                                       1.10
4.  Electronic Data Systems Corp.                           0.97
5.  FedEx Corp.                                             0.95
6.  Freddie Mac                                             0.90
7.  Masco Corp.                                             0.84
8.  CIGNA Corp.                                             0.79
9.  First Data Corp.                                        0.78
10. Alza Corp.                                              0.77
-------------------------------------------------------------------


Currency Allocation

As of December 31, 2000 (Unaudited)

                                                          Current
                                    Benchmark             Strategy
-------------------------------------------------------------------
U.S.                                  66.0%                 53.9%
Japan                                  7.9                   0.9
U.K.                                   5.1                   0.0
Euro                                  12.6                  25.7
Other Europe                           2.7                   2.7
Canada                                 1.4                   5.4
Emerging Markets                       3.0                   4.5
Asia (Ex-Japan)                        0.7                   0.2
Australia/New Zealand                  0.6                   6.2
-------------------------------------------------------------------
                                     100.0%                100.0%


Top Ten Fixed Income Holdings

As of December 31, 2000 (Unaudited)

                                                        Percent of
                                                        Net Assets
-------------------------------------------------------------------
1.   U.S. Treasury Inflation Indexed Note,
     3.875%, due 04/15/29                                   5.08%
2.   U.S. Treasury Inflation Indexed Note,
     3.625%, due 04/15/28                                   2.39
3.   Petro Geo Services FRN, 7.186%,
     due 03/20/02                                           1.88
4.   U.S. Treasury Note, 5.625%, due 05/15/08               0.69
5.   Government of Japan, 3.100%, due 09/20/06              0.62
6.   Government of France (OAT), 4.000%,
     due 10/25/09                                           0.60
7.   Buoni Poliennali Del Tes, 6.750%, due 07/01/07         0.53
8.   Government of Spain, 3.250%, due 01/31/05              0.48
9.   Government of Canada, Real Return Bond, 4.250%,
     due 12/01/21                                           0.47
10.  Government of France (OAT), 9.500%,
     due 01/25/01                                           0.44
-------------------------------------------------------------------

Global Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
U.S. EQUITIES
Energy................................................................     0.79%
Capital Investment
     Capital Goods....................................................     1.65
     Electronic Components............................................     2.74
                                                                         ------
                                                                           4.39
Basic Industries
     Chemicals........................................................     1.30
     Housing/Paper....................................................     0.87
     Metals...........................................................     0.84
                                                                         ------
                                                                           3.01
Computers
     Software.........................................................     0.63
     Systems..........................................................     0.66
                                                                         ------
                                                                           1.29
Consumer
     Autos/Durables...................................................     0.86
     Food/House Products..............................................     1.08
     Health: Drugs....................................................     2.68
     Health: Non-Drugs................................................     3.10
     Leisure/Tourism..................................................     0.57
     Retail/Apparel...................................................     2.35
     Non-Durables.....................................................     0.24
                                                                         ------
                                                                          10.88
Financial
     Banks............................................................     3.31
     Non-Banks........................................................     2.85
                                                                         ------
                                                                           6.16
Telecommunications
     Equipment........................................................     0.14
     Services.........................................................     2.29
                                                                         ------
                                                                           2.43
Transportation........................................................     2.39
Services/Miscellaneous................................................     2.65
U.S. Small Capitalization Equity......................................     3.07
Utilities.............................................................     1.80
                                                                         ------
          Total U.S. Equities.........................................    38.86*

INTERNATIONAL EQUITIES
     Aerospace and Military...........................................     0.02
     Airlines.........................................................     0.01
     Appliances & Household...........................................     0.36
     Autos/Durables...................................................     0.39
     Banking..........................................................     1.68
     Beverages & Tobacco..............................................     0.49
     Broadcasting & Publishing........................................     0.79
     Building Materials...............................................     0.35
     Business & Public Service........................................     0.26
     Chemicals........................................................     0.65
     Computer Software................................................     0.01
     Construction.....................................................     0.06
     Data Processing..................................................     0.23
     Electric Components..............................................     0.45
     Electronics......................................................     0.33
     Energy...........................................................     1.04
     Financial Services...............................................     0.81
     Food & House Products............................................     0.80
     Forest Products..................................................     0.10%
     Health:  Drugs...................................................     0.75
     Health:  Non-Drugs...............................................     0.51
     Industrial Components............................................     0.20
     Insurance........................................................     0.74
     Leisure & Tourism................................................     0.20
     Machinery & Engineering..........................................     0.26
     Merchandising....................................................     0.18
     Metals-Non Ferrous...............................................     0.18
     Metals-Steel.....................................................     0.06
     Mining...........................................................     0.05
     Multi-Industry...................................................     0.13
     Non-Durables.....................................................     0.03
     Real Estate......................................................     0.26
     Recreation.......................................................     0.13
     Retail/Apparel...................................................     0.01
     Telecommunications...............................................     1.49
     Transportation...................................................     0.44
     Utilities........................................................     0.61
     Wholesale & International Trade..................................     0.03
                                                                         ------
          Total International Equities................................    15.09
EMERGING MARKETS EQUITIES.............................................     4.03
                                                                         ------

TOTAL EQUITIES........................................................    57.98

U.S. BONDS
U.S. Corporate Bonds
     Airlines.........................................................     0.17
     Building Materials...............................................     0.05
     Construction.....................................................     0.05
     Consumer.........................................................     0.05
     Energy...........................................................     1.88
     Financial........................................................     0.12
     Publishing.......................................................     0.03
     Recreation.......................................................     0.05
     Retail/Apparel...................................................     0.03
     Services/Miscellaneous...........................................     0.02
     Telecommunications...............................................     0.21
     Utilities........................................................     0.17
                                                                         ------
          Total U.S. Corporate Bonds..................................     2.83

Asset-Backed..........................................................     0.38
Corporate Mortgage-Backed Securities..................................     0.76
International Dollar Bonds............................................     0.12
U.S. Government Mortgage-Backed Securities............................     1.81
U.S. Government Obligations...........................................     8.57
                                                                         ------
          Total U.S. Bonds............................................    14.47*
HIGH YIELD BONDS......................................................     6.11
INTERNATIONAL BONDS
     Foreign Financial Bonds..........................................     0.09
     Foreign Government Bonds.........................................     8.73
                                                                         ------
          Total International Bonds...................................     8.82
EMERGING MARKETS BONDS................................................     3.55
SHORT-TERM INVESTMENTS................................................    29.15*
                                                                         ------
          TOTAL INVESTMENTS                                              120.08

LIABILITIES, LESS CASH AND  OTHER ASSETS..............................   (20.08)
                                                                         ------
NET ASSETS............................................................   100.00%
                                                                         ======

--------------------------------------------------------------------------------
* The Fund held a long position in U.S. Treasury futures on December 31, 2000 which increased U.S. Bond exposure from 14.47% to 29.50%. The Fund held a short position in stock index futures on December 31, 2000 which reduced U.S. Equity exposure from 38.86% to 29.91%. These adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 29.15% to 23.07%.

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                               Shares      Value
                                             ----------  ---------
Equities - 57.98%
U.S. Equities - 38.86%
Advanced Micro Devices, Inc. (b)..........     86,400  $ 1,193,400
Allergan, Inc.............................     25,600    2,478,400
Alza Corp. (b)............................     33,900    1,440,750
American General Corp.....................      9,400      766,100
American Standard Cos., Inc. (b)..........     13,700      675,581
Baxter International, Inc.................     15,800    1,395,337
Brinson U.S. Small Capitalization Equity
    Fund (b)..............................    267,579    5,722,892
Burlington Northern Santa Fe Corp.........     84,500    2,392,406
Cardinal Health, Inc......................     10,900    1,085,912
Carnival Corp., Class A...................     34,300    1,056,869
Chase Manhattan Corp......................     16,900      767,894
CIGNA Corp................................     11,200    1,481,760
Citigroup, Inc............................      9,607      490,557
Clear Channel Communications (b)..........      9,000      435,938
CMS Energy Corp...........................     15,600      494,325
CommScope, Inc. (b).......................     15,400      255,063
Compaq Computer Corp......................     52,800      794,640
Computer Sciences Corp. (b)...............      2,400      144,300
Compuware Corp. (b).......................     74,500      465,625
COR Therapeutics, Inc. (b)................     13,100      460,956
Delhaize America, Inc.....................          1           18
Dow Chemical Co...........................     13,300      487,113
Eastman Chemical Co.......................      5,400      263,250
Electronic Data Systems Corp..............     31,300    1,807,575
Emerson Electric Co.......................     17,500    1,379,219
Entergy Corp..............................     13,700      579,681
Exelon Corp...............................     12,300      863,583
Exxon Mobil Corp..........................     10,500      912,844
Federated Department Stores, Inc. (b).....     12,600      441,000
FedEx Corp. (b)...........................     44,200    1,766,232
First Data Corp...........................     27,530    1,450,487
FleetBoston...............................     26,915    1,010,995
Freddie Mac...............................     24,300    1,673,662
Gateway, Inc. (b).........................     23,900      429,961
GATX Corp.................................      6,000      299,250
General Mills, Inc........................     21,900      975,919
Genzyme General (b).......................     10,400      935,350
GPU, Inc..................................     38,400    1,413,600
GreenPoint Financial Corp.................     32,500    1,330,469
Household International, Inc..............     15,900      874,500
Illinois Tool Works, Inc..................     22,100    1,316,331
IMC Global, Inc...........................     36,000      560,250
Johnson & Johnson Co......................     11,900    1,250,244
Johnson Controls, Inc.....................      5,700      296,400
Kimberly-Clark Corp.......................      6,400      452,416
Kroger Co. (b)............................     22,900      619,731
Lear Corp. (b)............................     24,300      602,944
Lincoln National Corp.....................      6,900      326,456
LSI Logic Corp. (b).......................     26,200      447,758
Lyondell Chemical Co......................     21,000      321,563
Martin Marietta Materials, Inc............     13,984      591,523
Masco Corp................................     60,900    1,564,369
Mattel, Inc...............................     66,000      953,040
Mead Corp.................................     15,900      498,862
Microsoft Corp. (b).......................     16,300      709,050
Motorola, Inc.............................     31,430      636,457
National Semiconductor Corp. (b)..........     35,800      720,475
New York Times Co.........................      7,500      300,469
Newell Rubbermaid, Inc....................     34,400      782,600
Nextel Communications, Inc. (b)...........     37,600      930,600
Pentair, Inc..............................     17,996      435,278
PepsiCo, Inc..............................      9,100      451,019
PNC Financial Services Corp...............     13,800    1,008,262
Praxair, Inc..............................     18,000      798,750
Raytheon Co., Class B.....................     23,700      736,181
Sara Lee Corp.............................     41,900    1,029,169
SBC Communications, Inc...................     27,900    1,332,225
SCI Systems, Inc. (b).....................     13,000      342,875
St. Jude Medical, Inc.....................      7,200      442,350
Target Corp...............................     21,400      690,150
Tellabs, Inc. (b).........................     16,800      949,200
Texas Instruments, Inc....................     13,800      653,775
Ultramar Diamond Shamrock Corp............     17,402      537,287
UnitedHealth Group, Inc...................     21,200    1,301,150
Viad Corp.................................     16,600      381,800
W.W. Grainger, Inc........................     19,200      700,800
Wal-Mart Stores, Inc......................     17,000      903,125
Wells Fargo and Co........................     36,900    2,054,869
XL Capital Ltd............................      6,600      576,675
York International Corp...................     12,700      389,731
                                                       -----------
Total U.S. Equities.......................              72,489,622
                                                       -----------

International Equities - 15.09%
Australia - 0.91%
Amcor Ltd.................................     18,220       53,105
Amp Ltd...................................      7,500       84,276
Boral Ltd.................................     35,900       41,296
Brambles Industries Ltd...................      2,070       48,313
Broken Hill Proprietary Co., Ltd..........     13,110      138,099
Howard Smith Ltd..........................      8,200       38,277
Lend Lease Corp., Ltd.....................      8,032       74,717
National Australia Bank Ltd...............     16,127      258,189
News Corp., Ltd...........................     21,189      164,846
News Corp., Ltd., Preferred...............      9,236       65,695
QBE Insurance Group Ltd...................     20,427      112,264
Rio Tinto Ltd.............................      3,545       57,990
Santos Ltd................................     15,690       52,488
Telstra Corp., Ltd........................     36,819      131,417
Westpac Banking Corp., Ltd................     33,228      243,625
WMC Ltd...................................     11,340       48,252
Woolworth's Ltd...........................     16,260       76,080
                                                       -----------
                                                         1,688,929
                                                       -----------

Austria - 0.02%
Austria Tabakwerke AG.....................        800       44,353
                                                       -----------

Belgium - 0.18%
Electrabel S.A............................        570      128,869
Fortis B..................................      6,287      204,239
                                                       -----------
                                                           333,108
                                                       -----------
Canada - 0.54%
Alcan Aluminum Ltd........................      2,120       72,478
Canadian National Railway Co..............      3,820      112,794
Canadian Pacific Ltd......................      4,473      127,311
Imperial Oil Ltd..........................      2,410       63,298

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                               Shares             Value
                                             ----------         ---------
Nortel Networks Corp.......................     4,900         $   157,407
Nova Chemicals Corp........................     5,104              95,488
Royal Bank of Canada.......................     5,640             190,941
Shaw Communications, Inc., Class B.........     7,960             185,486
                                                              -----------
                                                                1,005,203
                                                              -----------

Finland - 0.30%
Nokia Oyj..................................     6,290             280,519
Sampo Leonia Insurance, Class A............     1,800              97,176
UPM-Kymmene Corp...........................     5,420             185,996
                                                              -----------
                                                                  563,691
                                                              -----------

France - 1.69%
Alcatel S.A................................     4,110             233,461
Aventis S.A., Class A......................     2,784             244,399
Axa........................................     1,306             188,835
Banque Nationale de Paris..................     3,799             333,502
Cie de Saint Gobain........................     1,697             266,560
Groupe Danone..............................     2,400             361,888
Lafarge S.A................................     4,060             340,405
Schneider Electric S.A.....................     2,170             158,307
Suez Lyonnaise des Eaux S.A................       410              74,872
Total Fina S.A., Class B...................     4,092             608,567
Union du Credit-Bail Immobilitier..........       890             141,805
Valeo SA...................................     2,580             115,207
Vivendi....................................     1,220              80,296
                                                              -----------
                                                                3,148,104
                                                              -----------

Germany - 0.76%
Allianz AG.................................     1,080             407,631
Bayer AG...................................     7,530             395,207
Continental AG.............................     3,600              57,460
E.on AG....................................     5,489             333,954
Linde AG...................................     2,100             101,542
Volkswagen AG..............................     4,250             129,685
                                                              -----------
                                                                1,425,479
                                                              -----------

Hong Kong - 0.06%
Giordano International Ltd.................    25,000              11,539
Henderson Land Development Co., Ltd........    19,000              96,706
                                                              -----------
                                                                  108,245
                                                              -----------
Ireland - 0.13%
Bank of Ireland............................    12,000             120,329
Eircom PLC.................................    47,500             122,643
                                                              -----------
                                                                  242,972
                                                              -----------

Italy - 0.56%
ENI Spa....................................    82,000             523,529
ENI Spa ADR................................     3,070             197,439
Rinascente Spa.............................    10,740              63,427
Seat-Pagine Gialle Spa.....................       672               1,498
Telecom Italia Spa.........................    23,000             254,385
                                                              -----------
                                                                1,040,278
                                                              -----------

Japan - 3.53%
Acom Co., Ltd..............................     1,600             118,109
Asahi Bank Ltd.............................    13,000              44,282
Bank of Tokyo-Mitsubushi Ltd...............    15,000             149,343
Benesse Corp...............................       700              25,989
Bridgestone Corp...........................     5,000              45,534
Canon, Inc.................................     7,000             245,184
Dai Nippon Printing Co., Ltd...............     5,000              74,475
Daikin Kogyo Industries Ltd................     3,000              57,793
Denso Corp.................................     4,000              86,515
East Japan Railway Co......................        17              99,737
Fanuc......................................     1,400              95,254
Fuji Photo Film Co., Ltd...................     4,000             167,426
Fujitsu....................................    12,000             176,953
Hitachi Ltd................................    11,000              98,056
Honda Motor Co.............................     8,000             298,424
Hoya Corp..................................     1,000              73,555
Ito Yokado Co., Ltd........................     3,000             149,737
Kamigumi Co., Ltd..........................    16,000              71,454
Kao Corp...................................     4,000             116,287
Kirin Brewery Co., Ltd.....................     7,000              62,706
Kuraray Co., Ltd...........................    10,000              93,520
Kyocera Corp...............................       600              65,517
Matsushita Electric Industrial Co..........    10,000             239,054
Minebea Co., Ltd...........................     9,000              83,380
Mitsubishi Corp............................     8,000              58,984
Mitsubishi Estate Co., Ltd.................    11,000             117,513
Mitsubishi Trust and Banking Corp..........     5,000              34,413
Mizuho Holding, Inc........................        26             161,191
Murata Manufacturing Co., Inc..............     1,000             117,338
NEC Corp...................................    13,000             237,916
NGK Insulators.............................     7,000              92,741
Nintendo Corp., Ltd........................     1,100             173,284
Nippon Steel Co............................    66,000             109,229
Nippon Telegraph & Telephone Corp..........        57             410,779
Nomura Securities Co., Ltd.................    13,000             233,932
Omron Corp.................................     1,000              20,797
Orix Corp..................................     1,100             110,385
Rohm Co....................................       500              95,009
Sankyo Co., Ltd............................     4,000              95,972
Santen Pharmaceutical Co., Ltd.............     4,000              79,159
Secom Co., Ltd.............................     2,000             130,473
Shin-Etsu Chemical Co., Ltd................     2,000              77,058
Softbank Corp..............................       400              13,905
Sony Corp..................................     3,900             269,790
Sumitomo Bank..............................    13,000             133,529
Sumitomo Chemical Co.......................    25,000             124,124
Takeda Chemical Industries.................     4,000             236,778
Takefuji Corp..............................       900              56,743
TDK Corp...................................     1,500             146,060
Tokio Marine & Fire Insurance Co...........     9,000             103,161
Tokyo Gas Co., Ltd.........................    20,000              59,194
Toyota Motor Corp..........................     6,000             191,769
West Japan Railway Co......................        12              53,065
Yamanouchi Pharmaceutical Co., Ltd.........     1,000              43,257
Yamato Transport Co., Ltd..................     3,000              55,166
                                                              -----------
                                                                6,580,998
                                                              -----------

Netherlands - 0.77%
ABN AMRO Holdings NV.......................     5,483             124,684
Akzo Nobel NV..............................     4,300             230,931
Elsevier NV................................    19,770             290,681
ING Groep NV...............................     3,040             242,839
Koninklijke KPN NV.........................     3,915              45,065
Philips Electronics NV.....................     5,522             202,302
Wolters Kluwer NV..........................    10,863             296,186
                                                              -----------
                                                                1,432,688
                                                              -----------

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares        Value
                                                           ------  ------------
New Zealand - 0.06%
Auckland International Airport Ltd....................     17,350  $     24,107
Lion Nathan Ltd.......................................     23,420        52,750
Telecom Corp. of New Zealand Ltd......................     17,810        37,907
                                                                   ------------
                                                                        114,764
                                                                   ------------
Portugal - 0.12%
EDP Electricidade de Portugal S.A.....................     26,800        88,572
Portugal Telecom......................................     15,800       144,488
                                                                   ------------
                                                                        233,060
                                                                   ------------
Singapore - 0.10%
DBS Group Holdings Ltd................................      8,000        90,427
Neptune Orient Lines..................................     22,000        17,255
SIA Engineering Co., Ltd. (b).........................     21,000        16,228
Singapore Airport Terminal Services Ltd. (b)..........      2,000         1,822
Singapore Press Holdings Ltd..........................      1,000        14,764
Singapore Technologies Engineering Ltd................     14,000        22,526
United Overseas Bank Ltd..............................      2,116        15,864
                                                                   ------------
                                                                        178,886
                                                                   ------------
Spain - 0.14%
Banco Popular Espanol S.A.............................      2,676        93,213
Endesa S.A............................................      4,653        79,292
Repsol YPF SA.........................................      6,171        98,613
                                                                   ------------
                                                                        271,118
                                                                   ------------
Sweden - 0.50%
Electrolux AB, B Shares...............................     13,050       169,426
ForeningsSparbanken AB................................     17,320       265,247
Nordea AB.............................................     23,696       179,563
Sandvik AB............................................      3,300        79,392
Svenska Handelsbanken.................................      7,690       131,624
Swedish Match AB......................................     26,810       104,563
                                                                   ------------
                                                                        929,815
                                                                   ------------
Switzerland - 0.76%
Nestle S.A. (Reg.)....................................        129       300,907
Novartis AG (Reg.)....................................        252       445,529
Roche Holding AG (Gen.)...............................         32       326,023
Swisscom AG (Reg.)....................................        588       152,942
Syngenta AG...........................................        281        15,086
Zurich Financial Services AG..........................        292       176,143
                                                                   ------------
                                                                      1,416,630
                                                                   ------------
United Kingdom - 3.96%
Abbey National PLC....................................     15,000       273,143
AstraZeneca PLC.......................................      4,002       201,765
Bass PLC..............................................      7,000        76,229
BOC Group PLC.........................................     12,000       182,304
British American Tobacco PLC..........................     24,000       182,753
British Land Company PLC..............................      8,000        56,765
British Telecommunications PLC........................     38,000       324,694
Charter PLC...........................................     21,676        56,341
De Vere Group PLC.....................................      6,899        27,620
Diageo PLC............................................     24,209       271,227
GlaxoSmithKline PLC...................................     15,902       448,950
House of Fraser PLC...................................     30,780        28,277
Invensys PLC..........................................     77,000       180,011
Kelda Group PLC.......................................     30,080       174,792
Lattice Group PLC.....................................     56,000       126,316
Lloyds TSB Group PLC..................................     25,969       274,652
Marconi PLC...........................................     32,360       347,562
Marks & Spencer PLC...................................     28,060        77,964
Northern Rock PLC.....................................     12,000        77,439
Nycomed Amersham PLC..................................     18,844       156,932
P&O Princess Cruises PLC (b)..........................     35,040       148,131
Peninsular & Oriental Steam Navigation Co.............     22,040       104,368
Powergen PLC..........................................     16,000       151,054
Prudential Corp. PLC..................................     15,040       241,968
Reckitt Benckiser PLC.................................      7,000        96,410
Reed International PLC................................     14,010       146,498
Rentokil Initial PLC..................................     41,000       141,479
RJB Mining PLC........................................     26,590        26,215
RMC Group PLC.........................................     12,000       105,582
Rolls-Royce PLC.......................................     10,000        29,615
Royal & Sun Alliance Insurance Group PLC..............     15,884       135,959
Royal Bank of Scotland Group PLC......................     13,000       307,217
Scottish & Newcastle PLC..............................     27,000       189,564
Scottish & Southern Energy PLC........................     24,380       225,798
Shell Transport & Trading Co..........................     49,000       401,849
Tesco PLC.............................................     62,190       253,385
Trinity Mirror PLC....................................     14,815       100,972
Unilever PLC..........................................     34,000       291,024
United News & Media PLC...............................     15,990       203,031
United Utilities PLC..................................     17,000       168,875
Vodafone Group PLC....................................    100,956       370,236
                                                                   ------------
                                                                      7,384,966
                                                                   ------------
Total International Equities..........................               28,143,287
                                                                   ------------
Emerging Markets Equities - 4.03%
Brinson Emerging Markets Equity Fund (b)..............    910,794     7,512,046
                                                                   ------------
Total Equities (Cost $105,561,572)....................              108,144,955
                                                                   ------------
                                                          Face
                                                         Amount
                                                         ------
Bonds - 32.95%
U.S. Bonds - 14.47%
U.S. Corporate Bonds - 2.83%
Avon Products, Inc., 7.150%, due 11/15/09............. $   85,000        85,427
Capital One Bank, Bank Notes,
  8.250%, due 06/15/05................................     50,000        50,569
Cendant Corp., 7.750%, due 12/01/03...................    100,000        97,359
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/21/20................................      1,000       182,500
Centex Corp., 9.750%, due 06/15/05....................     85,000        87,110
Chesapeake & Potomac Tel, MD,
  8.000%, due 10/15/29................................     78,000        80,467
Continental Airlines, Inc., E.E.T.C.,
  6.320%, due 11/01/08................................    200,000       194,856
Federated Department Stores
  6.300%, due 04/01/09................................     35,000        31,805
  8.500%, due 06/01/10................................     15,000        15,669
Florida Power & Light Co.,
  6.875%, due 12/01/05................................    100,000       102,386
FMR Corp., 144A, 7.570%, due 06/15/29.................     60,000        60,393
KeySpan Corp., 7.625%, due 11/15/10...................     50,000        53,127
Lowe's Cos. Inc., 7.500%, due 12/15/05................    100,000       102,009
News America Holdings,
  7.750%, due 12/01/45................................     60,000        51,785

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Face
                                                         Amount         Value
                                                       ----------    ----------
Nisource Finance Corp., 144A,
  7.875%, due 11/15/10..............................   $   65,000  $     68,284
Pacific Gas & Electric Co.,
  7.050%, due 03/01/24..............................      100,000        75,280
PanAmSat Corp., 6.375%, due 01/15/08................      145,000       130,519
Petro Geo Services FRN,
  7.186%, due 03/20/02..............................    3,500,000     3,500,343
Pharmacia Corp., 6.600%, due 12/01/28...............      100,000        94,952
Service Corp. International,
  6.000%, due 12/15/05..............................       60,000        32,700
United Airlines, Inc., E.E.T.C.,
  7.811%, due 10/01/09..............................      125,000       125,750
Verizon Global Funding Corp. 144A,
  7.750%, due 12/01/30..............................       50,000        50,876
                                                                   ------------
                                                                      5,274,166
                                                                   ------------
Asset-Backed - 0.38%
Capital One Master Trust,
  7.200%, due 08/15/08..............................      460,000       481,825
Vanderbilt Mortgage Finance,
  8.255%, due 05/07/17..............................      215,000       229,207
                                                                   ------------
                                                                        711,032
                                                                   ------------
Corporate Mortgage-
Backed Securities - 0.76%
DLJ Commercial Mortgage Corp.,
  7.300%, due 06/10/09..............................      145,000       152,679
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.180%, due 08/10/10...................      125,000       130,924
Morgan Stanley Capital I, 6.710%,
  due 12/15/31......................................      100,000       101,752
Norwest Asset Securities Corp., 96-2,
  Class A9, 7.000%, due 09/25/11....................      435,000       436,566
Residential Asset Securitization Trust,
  7.500%, due 07/25/11..............................      542,710       547,014
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.500%, due 09/25/27....................        1,218         1,218
Thrift Financial Corp., Class A4,11.250%,
  due 01/01/16......................................       39,369        39,988
                                                                   ------------
                                                                      1,410,141
                                                                   ------------
International Dollar Bonds - 0.12%
Banco Santiago S.A., 7.000%,
  due 07/18/07......................................       80,000        74,675
Royal Bank of Scotland Group PLC,
  7.816%, due 12/31/05..............................      150,000       152,951
                                                                   ------------
                                                                        227,626
                                                                   ------------
U.S. Government Mortgage-
Backed Securities - 1.81%
Fannie Mae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25..............................       14,945        15,521
Federal Home Loan Mortgage Corp., Gold
  5.500%, due 02/01/07..............................      588,686       571,682
  6.500%, due 04/01/29..............................      824,250       812,805
Federal National Mortgage Association
  6.500%, due 03/01/19..............................      257,549       255,788
  7.125%, due 06/15/10..............................      505,000       546,845
  7.500%, due 01/12/30..............................      645,000       653,668
Government National Mortgage Association
  6.000%, due 02/20/29..............................      272,021       263,058
  6.500%, due 01/15/29..............................      248,701       246,025
  9.000%, due 11/15/04..............................        5,381         5,672
  9.000%, due 11/15/04..............................        1,803         1,900
                                                                   ------------
                                                                      3,372,964
                                                                   ------------
U.S. Government Obligations - 8.57%
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28..............................    4,225,000     4,460,244
  3.875%, due 04/15/29..............................    8,735,000     9,478,130
U.S. Treasury Note
  5.625%, due 05/15/08..............................    1,260,000     1,294,235
  6.625%, due 05/31/02..............................      670,000       681,491
  6.625%, due 02/15/27..............................       20,000        22,838
  7.500%, due 02/15/05..............................       50,000        54,380
                                                                   ------------
                                                                     15,991,318
                                                                   ------------
Total U.S. Bonds....................................                 26,987,247
                                                                   ------------
                                                           Shares
                                                           ------
High Yield Bonds - 6.11%
Brinson High Yield Fund (b).........................      861,562    11,397,954
                                                                   ------------
                                                            Face
                                                           Amount
                                                         --------
International Bonds - 8.82%
Austria - 0.47%
Republic of Austria
  4.300%, due 07/15/03............................EUR     320,000       298,338
  5.500%, due 01/15/10...............................     600,000       576,869
                                                                   ------------
                                                                        875,207
                                                                   ------------
Canada - 1.15%
Government of Canada, Real Return Bond
  4.250%, due 12/01/21............................CAD   1,005,000       868,569
  4.250%, due 12/01/26...............................     275,000       229,321

Government of Canada
  5.250%, due 12/01/01...............................     170,000       113,052
  7.000%, due 12/01/06...............................     550,000       396,234
  9.000%, due 03/01/11...............................     500,000       423,203
  9.000%, due 06/01/25...............................     110,000       104,456
                                                                   ------------
                                                                      2,134,835
                                                                   ------------
Denmark - 0.92%
Depfa Pfandbrief Bank
  5.750%, due 03/04/09............................EUR     815,000       785,440
Kingdom of Denmark
  4.000%, due 02/15/01............................DKK   3,100,000       389,084
  7.000%, due 12/15/04...............................   1,880,000       253,970
  7.000%, due 11/10/24...............................   1,870,000       279,915
                                                                   ------------
                                                                      1,708,409
                                                                   ------------
France - 1.47%
Government of France (OAT)
  4.000%, due 10/25/09............................EUR   1,270,000     1,117,035
  8.500%, due 12/26/12...............................     650,000       796,419
  9.500%, due 01/25/01...............................     875,000       823,385
                                                                   ------------
                                                                      2,736,839
                                                                   -------------

                     Global Fund - Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Face
                                                         Amount         Value
                                                       ----------  ------------
Germany - 0.74%
Bundesrepublik Deutschland
  6.250%, due 04/26/06...........................EUR      475,000  $    478,751
  6.250%, due 01/04/24..............................      320,000       334,621
  8.375%, due 05/21/01..............................      480,000       456,420
DePfa Deutsche Pfandbriefbank AG,
  4.750%, due 03/20/03..............................      120,000       112,671
                                                                   ------------
                                                                      1,382,463
                                                                   ------------
Italy - 1.16%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04..............................      450,000       405,070
  5.000%, due 05/01/08..............................      720,000       674,564
  6.750%, due 07/01/07..............................      970,000       993,627
  12.000%, due 09/01/02.............................       95,000        99,417
                                                                   ------------
                                                                      2,172,678
                                                                   ------------
Japan - 1.58%
Government of Japan
  2.700%, due 06/20/07...........................JPY   60,000,000       572,652
  3.000%, due 09/20/05..............................   55,000,000       527,238
  3.100%, due 09/20/06..............................  120,000,000     1,165,635
  3.900%, due 06/21/04..............................   70,000,000       674,133
                                                                   ------------
                                                                      2,939,658
                                                                   ------------
Spain - 0.69%
Government of Spain
  3.250%, due 01/31/05...........................EUR    1,000,000       890,694
  6.150%, due 01/31/13..............................      400,001       403,301
                                                                   ------------
                                                                      1,293,995
                                                                   ------------
Sweden - 0.33%
Government of Sweden
  6.750%, due 05/05/14...........................SEK    1,890,000       234,923
  10.250%, due 05/05/03.............................    3,200,000       382,972
                                                                   ------------
                                                                        617,895
                                                                   ------------
United Kingdom - 0.31%
Halifax PLC, Series EMTN,
  8.750%, due 07/10/06...........................GBP      100,000       165,535
U.K. Treasury, 6.250%, due 11/25/10.................      250,000       413,925
                                                                   ------------
                                                                        579,460
                                                                   ------------
Total International Bonds...........................                 16,441,439
                                                                   ------------
                                                          Shares
                                                          ------
Emerging Markets Bonds - 3.55%
Brinson Emerging Markets Debt Fund (b)..............      245,194     6,625,204
                                                                    -----------
Total Bonds (Cost $59,033,922)......................                 61,451,844
                                                                    -----------
Short-Term Investments - 29.15%
Investment Companies - 8.63%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund.............................   16,102,318    16,102,318
                                                                    -----------
U.S. Corporate Bonds - 9.18%
Arrow Electronics, Inc.,
  7.803%, due 10/05/01..............................    2,500,000     2,499,813
Case Credit Corp., MTN, 5.910%,
  due 02/19/01......................................    2,500,000     2,492,050
Centex Corp., 6.951%, due 04/02/01..................    5,000,000     5,000,880
Dominion Resources, Inc.,
  6.993%, due 01/26/01..............................    1,723,000     1,723,000
GATX Capital Corp., Series F, MTN,
  7.460%, due 04/25/01..............................    1,000,000     1,000,722
Heller Financial, Inc., 6.471%, due 04/06/01........    2,500,000     2,499,172
Pacific Gas & Electric Co., 144A,
  7.059%, due 10/31/01..............................    2,000,000     1,900,000
                                                                   ------------
                                                                     17,115,637
                                                                   ------------
U.S. Government Obligations - 1.71%
U.S. Treasury Bill, due 02/08/01....................    3,200,000     3,181,318
                                                                   ------------

Commercial Paper - 9.63%
Albertson's, Inc., 7.850%, due 02/28/01.............    2,000,000     1,974,706
Alcoa, Inc., 6.500%, due 01/02/01...................    1,580,000     1,579,715
Boston Scientific Corp.,
  7.400%, due 01/02/01..............................    2,000,000     1,999,589
Dial Corp., 8.000%, due 03/02/01....................    2,000,000     1,973,333
Harrah's Operating,
  7.600%, due 01/03/01..............................    2,000,000     1,999,155
Houston Industries Finance,
  8.250%, due 01/16/01..............................    2,000,000     1,993,125
Kansas City Power & Light,
  7.200%, due 01/02/01..............................    2,480,000     2,479,504
MCN Energy Enterprises,
  8.100%, due 02/20/01..............................    2,000,000     1,977,500
Utilicorp United, 8.100%, due 01/19/01..............    2,000,000     1,991,900
                                                                   ------------
                                                                     17,968,527
                                                                   ------------
Total Short-Term Investments
  (Cost $54,463,332)................................                 54,367,800
                                                                   ------------
Total Investments
  (Cost $219,058,826) - 120.08% (a).................                223,964,599

Liabilities, less cash and
  other assets - (20.08%)...........................                (37,454,272)
                                                                   ------------
Net Assets - 100%...................................               $186,510,327
                                                                   ============

              See accompanying notes to schedule of investments.

                    Global Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $219,058,826; and net unrealized appreciation consisted of:

     Gross unrealized appreciation.............................   $  17,996,076
     Gross unrealized depreciation.............................     (13,090,303)
                                                                  -------------
              Net unrealized appreciation......................   $   4,905,773
                                                                  =============


(b) Non-income producing security

E.E.T.C.:   Enhanced Equipment Trust Certificate
FRN:        Floating Rate Note - The rate disclosed is that in effect at
            December 31, 2000.
MTN:        Medium Term Note
TBA:        Security is subject to delayed delivery.
144A:       Security exempt from registration under Rule 144A of the Securities
            Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $2,262,053 or 1.21% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                                                     Settlement      Local          Current       Unrealized
                                                                        Date        Currency         Value        Gain/(Loss)
                                                                     ----------    ----------    ------------    -------------
Forward Foreign Currency Buy Contracts:
Australian Dollar..............................................       02/08/01      26,300,000   $  14,619,070   $    (683,322)
British Pound..................................................       02/08/01       1,750,000       2,616,001          36,993
Canadian Dollar................................................       02/08/01      11,000,000       7,329,424         219,439
Euro...........................................................       02/08/01      49,600,000      46,652,496         625,443
Japanese Yen...................................................       02/08/01     630,000,000       5,553,189        (465,451)
New Zealand Dollar.............................................       02/08/01      10,500,000       4,645,668         298,038
Swiss Franc....................................................       02/08/01       4,000,000       2,477,102          42,828

Forward Foreign Currency Sale Contracts:
Australian Dollar..............................................       02/08/01      14,600,000       8,115,530         (71,154)
British Pound..................................................       02/08/01       6,300,000       9,417,603          65,157
Euro...........................................................       02/08/01      12,500,000      11,757,182        (566,356)
Japanese Yen...................................................       02/08/01   1,600,000,000      14,103,337         996,416
Swiss Franc....................................................       02/08/01       1,800,000       1,114,696         (99,342)
                                                                                                                 -------------
         Total.................................................                                                  $     398,689
                                                                                                                 =============

FUTURES CONTRACTS
The Global Fund had the following open futures contracts as of December 31, 2000:

                                                                       Expiration       Cost/       Current      Unrealized
                                                                          Date        Proceeds        Value         Gain
                                                                       ----------   -------------  ------------  ----------
U.S. Interest Rate Futures Buy Contracts:
5 year U.S. Treasury Notes, 211 contracts..........................     March 2001  $  21,419,555  $ 21,851,687   $  432,132
10 year U.S. Treasury Notes, 45 contracts..........................     March 2001      4,609,346     4,718,672      109,326
30 year U.S. Treasury Bonds, 14 contracts..........................     March 2001      1,423,036     1,464,750       41,714

Index Futures Sale Contracts:
Standard & Poor's 500, 50 contracts................................     March 2001     17,454,756    16,687,500      767,256
                                                                                                                  ----------
         Total.....................................................                                               $1,350,428
                                                                                                                  ==========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $3,181,318.

                See accompanying notes to financial statements.

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

The UBS Investment Fund - Global Equity has provided an annualized return of 11.06% since its performance inception on July 31, 1995 compared to the 12.46% return for its benchmark, the MSCI World Equity (Free) Index. For the year 2000, the Fund achieved a return of -0.78%, outperforming the index's unhedged return of -13.08%.

Most regions produced low or negative returns in 2000. The underlying theme driving returns after the end of the first quarter was the deflation of the technology, media and telecommunications (TMT) bubble. The decline of these sectors is evidenced by the enormous disparity between the MSCI World Value Index and the MSCI World Growth Index. These indices returned 4.1% and -23.0% in local currency, respectively.

TMT sectors declined globally. Technology declined while defensive or Old Economy sectors outperformed. The Fund was well-positioned for these trends with significant underweights in the technology hardware, software and services and telecommunication services sectors. At year-end 1999 and continuing into the first quarter of 2000, these sectors had achieved valuations that projected high growth prospects into the distant future, thus ignoring the effects of competition and of the economic environment. As the U.S. Federal Reserve increased rates, inducing a slowdown in the U.S. economy, TMT stocks suffered accordingly. Conversely, the Fund was overweighted in sectors that performed well including selected financials, materials, food and beverage and utilities. These lowly valued sectors did well as they became safe havens for investors fleeing technology exposure.

The Fund's geographic weightings take into account relative valuations between industrial sectors. We maintain a significant underweight in the U.S., as its equity market contains the largest and most aggressively valued stocks. Similarly, the Fund is underweighted in Japan, because of technology exposure and a very weak economy. The Fund is overweighted in the UK, where we find a number of attractively valued stocks and in Australia and New Zealand, a region with considerable promise. Continental Europe and Asia (Ex-Japan) are close to neutral, reflecting opportunities elsewhere.

During the year we maintained an underweight to the Japanese yen with an associated overweight in the Australian and New Zealand dollars and an overweight to the euro with an associated underweight to the British pound. The Fund benefited from the sharp strengthening of the euro at year-end as U.S. markets declined and the Japanese yen fell. Overall, currency was a modest contributor to performance for the year. We are maintaining these positions into 2001.

Going forward we are selectively taking advantage of the decline in sector valuations to improve the quality of the Fund without a concomitant increase in valuations. We are also picking over the TMT sectors to identify well-positioned companies whose stocks have fallen to attractive valuations with the sector decline.

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                        6 months        1 year    3 years    5 years   Inception*
                                         ended          ended      ended      ended        to
                                        12/31/00       12/31/00   12/31/00   12/31/00   12/31/00
---------------------------------------------------------------------------------------------------
UBS Investment Fund - Global Equity       2.17%          -0.78%      7.94%      9.94%       11.06%
---------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index          -10.86          -13.08      10.67      12.35        12.46
---------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Equity is
 7/31/95.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Equity and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global Equity
vs. MSCI World Equity (Free) Index

Wealth Value with Dividends Reinvested

Date          UBS Global EquityFund    MSCI Benchmark
   7/31/95         $10,000.00             $10,000.00
  12/31/95         $10,993.29             $10,555.55
  12/31/96         $12,786.57             $12,024.69
  12/31/97         $14,047.58             $13,938.83
  12/31/98         $15,897.47             $17,369.87
  12/31/99         $17,808.70             $21,734.05
12/31/2000         $17,655.00             $18,891.18

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Market Allocation

As of December 31, 2000 (Unaudited)

                                                              Current
                                                  Benchmark  Strategy
----------------------------------------------------------------------
U.S.                                                50.6%      50.4%
Australia                                            1.3        3.2
Austria                                              0.1        0.0
Belgium                                              0.4        0.8
Canada                                               2.4        1.5
Denmark                                              0.4        0.5
Finland                                              1.3        2.1
France                                               5.5        4.2
Germany                                              4.1        1.5
Hong Kong                                            1.0        1.2
Ireland                                              0.3        0.6
Italy                                                2.2        1.0
Japan                                               10.6        8.6
Netherlands                                          2.7        2.8
New Zealand                                          0.1        0.0
Norway                                               0.2        0.0
Portugual                                            0.2        0.6
Singapore                                            0.5        1.0
Spain                                                1.4        2.0
Sweden                                               1.3        1.5
Switzerland                                          3.4        3.9
United Kingdom                                      10.0       12.6
Cash Reserves                                        0.0        0.0
----------------------------------------------------------------------
                                                   100.0%     100.0%

Top Ten U.S. Equity Holdings

As of December 31, 2000 (Unaudited)

                                                         Percent of
                                                         Net Assets
----------------------------------------------------------------------
 1. Wells Fargo and Co.                                     1.59%
 2. Masco Corp.                                             1.59
 3. Microsoft Corp.                                         1.47
 4. Johnson & Johnson Co.                                   1.45
 5. FedEx Corp.                                             1.27
 6. Wal-Mart Stores, Inc.                                   1.09
 7. Emerson Electric Co.                                    1.08
 8. Praxair, Inc.                                           1.07
 9. First Data Corp.                                        1.03
10. Exxon Mobil Corp.                                       1.01
----------------------------------------------------------------------


Currency Allocation

As of December 31, 2000 (Unaudited)

                                                              Current
                                                  Benchmark  Strategy
----------------------------------------------------------------------
U.S.                                                50.5%      39.6%
Australia                                            1.3        7.3
Canada                                               2.4        6.4
Denmark                                              0.4        0.4
Euro                                                18.4       32.3
Hong Kong                                            1.0        0.0
Japan                                               10.6        2.6
New Zealand                                          0.1        2.1
Norway                                               0.2        0.2
Singapore                                            0.5        0.5
Sweden                                               1.2        1.2
Switzerland                                          3.4        3.4
United Kingdom                                      10.0        4.0
----------------------------------------------------------------------
                                                   100.0%     100.0%

Top Ten International Equity Holdings

As of December 31, 2000 (Unaudited)

                                                         Percent of
                                                         Net Assets
----------------------------------------------------------------------
 1. Bayer AG                                                1.02%
 2. Banque Nationale de Paris                               0.98
 3. Groupe Danone                                           0.98
 4. Orix Corp.                                              0.94
 5. Roche Holding AG                                        0.91
 6. National Australian Bank Ltd.,
    Convertible Preferred, 7.875%                           0.90
 7. Nokia Oyj                                               0.89
 8. Diageo PLC                                              0.83
 9. UPM-Kymmene Corp.                                       0.83
10. Nycomed Amersham PLC                                    0.75
----------------------------------------------------------------------

Global Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

U.S. EQUITIES
         Energy............................................      1.95%

Capital Investment
         Capital Goods.....................................      0.60
         Electronic Components.............................      2.30
         Technology........................................      1.40
                                                               ------
                                                                 4.30

Basic Industries
         Chemicals.........................................      2.23
         Housing/Paper.....................................      1.41
         Metals............................................      2.33
                                                               ------
                                                                 5.97

Computers
         Services..........................................      0.25
         Software..........................................      2.17
         Systems...........................................      1.38
                                                               ------
                                                                 3.80

Consumer
         Autos/Durables....................................      0.92
         Food & House Products.............................      1.17
         Health: Drugs.....................................      5.85
         Health: Non-Drugs.................................      2.76
         Non-Durables......................................      0.52
         Recreation........................................      0.40
         Retail/Apparel....................................      2.62
                                                               ------
                                                                14.24

Financial
         Banks.............................................      3.51
         Non-Banks.........................................      2.10
                                                               ------
                                                                 5.61

Telecommunications Services................................      3.56
Transportation.............................................      2.21
Services/Miscellaneous.....................................      3.21
Utilities..................................................      1.71
                                                               ------
     Total U.S. Equities...................................     46.56

INTERNATIONAL EQUITIES
Appliances & Households....................................      0.95%
Autos/Durables.............................................      1.10
Banking....................................................      6.48
Beverages and Tobacco......................................      1.83
Broadcasting & Publishing..................................      2.89
Building Materials.........................................      0.60
Business & Public Service..................................      0.81
Chemicals..................................................      1.45
Construction...............................................      0.21
Data Processing............................................      0.45
Electric Components........................................      2.65
Electronics................................................      0.44
Energy.....................................................      1.61
Financial Services.........................................      3.71
Food & House Products......................................      2.05
Forest Products............................................      0.83
Health & Personal Care.....................................      3.53
Housing/Paper..............................................      0.42
Insurance..................................................      1.84
Machinery & Engineering....................................      0.30
Merchandising..............................................      1.43
Mining.....................................................      0.70
Multi-Industry.............................................      1.38
Non-Ferrous Metals.........................................      0.27
Real Estate................................................      1.25
Recreation.................................................      0.47
Technology.................................................      0.12
Telecommunications.........................................      4.32
Textile & Apparel..........................................      0.74
Transportation.............................................      0.21
Utilities..................................................      2.78
                                                               ------
     Total International Equities..........................     47.82

SHORT-TERM INVESTMENTS.....................................      1.30
                                                               ------
     TOTAL INVESTMENTS.....................................     95.68
CASH AND OTHER ASSETS,
  LESS LIABILITIES.........................................      4.32
                                                               ------
NET ASSETS.................................................    100.00%
                                                               ======

                 Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                      Shares       Value
                                                     --------   ------------
Equities - 94.38%
U.S. Equities - 46.56%
Abbott Laboratories................................    8,200     $  397,188
Advanced Micro Devices, Inc. (b)...................   29,200        403,325
Allergan, Inc......................................    5,300        513,106
Alza Corp. (b).....................................   12,600        535,500
American Electric Power Co., Inc...................   12,780        594,270
American General Corp..............................    4,500        366,750
American Home Products Corp........................    8,700        552,885
Analog Devices,  Inc. (b)..........................    2,600        133,088
Bank of America Corp...............................    9,000        412,875
Baxter International, Inc..........................    6,400        565,200
BellSouth Corp.....................................   10,500        429,844
Bristol-Myers Squibb Co............................    7,000        517,562
Burlington Northern Santa Fe Corp..................   21,000        594,562
Carnival Corp., Class A............................    8,200        252,663
Chase Manhattan Corp...............................    6,900        313,519
Citigroup, Inc.....................................    4,500        229,781
Compaq Computer Corp...............................   10,600        159,530
Computer Sciences Corp. (b)........................    3,500        210,438
Compuware Corp. (b)................................   31,300        195,625
COR Therapeutics, Inc. (b).........................    6,000        211,125
Dell Computer Corp. (b)............................   17,300        301,669
Dominion Resources, Inc............................    8,700        582,900
E.I. du Pont de Nemours and Co.....................    6,800        328,525
Electronic Data Systems Corp.......................    4,000        231,000
Eli Lilly and Co...................................    4,300        400,169
Emerson Electric Co................................    8,600        677,787
Exxon Mobil Corp...................................    7,300        634,644
Federated Department Stores, Inc. (b)..............    9,000        315,000
FedEx Corp. (b)....................................   20,000        799,200
First Data Corp....................................   12,304        648,267
FleetBoston........................................    5,300        199,081
Ford Motor Company.................................   11,400        267,188
Gateway, Inc. (b)..................................   10,400        187,096
General Mills, Inc.................................    6,500        289,656
Genzyme General (b)................................    2,900        260,819
GPU, Inc...........................................   13,400        493,287
GreenPoint Financial Corp..........................   10,500        429,844
Household International, Inc.......................    8,600        473,000
Illinois Tool Works, Inc...........................    7,800        464,587
International Business Machines Corp...............    1,700        144,500
Johnson & Johnson Co...............................    8,700        914,044
Kimberly-Clark Corp................................    6,100        431,209
Lucent Technologies, Inc...........................    8,000        108,000
Masco Corp.........................................   38,900        999,244
Mattel, Inc........................................   18,000        259,920
McGraw-Hill Companies, Inc.........................    8,100        474,862
Micron Technology, Inc. (b)........................   11,900        422,450
Microsoft Corp. (b)................................   21,300        926,550
Motorola, Inc......................................   16,015        324,304
National Semiconductor Corp. (b)...................    5,400        108,675
Newell Rubbermaid, Inc.............................    7,200        163,800
Nextel Communications, Inc. (b)....................   11,300        279,675
Oracle Corp. (b)...................................   15,200        441,750
PepsiCo, Inc.......................................    6,600        327,113
Pfizer, Inc........................................    7,000        322,000
PNC Financial Services Corp........................    3,600        263,025
Praxair, Inc.......................................   15,200        674,500
Raytheon Co., Class B..............................   12,100        375,856
Sapient Corp. (b)..................................   13,100        156,381
Sara Lee Corp......................................   18,100        444,581
SBC Communications, Inc............................   10,700        510,925
SCI Systems, Inc. (b)..............................    4,600        121,325
Smurfit-Stone Container Corp. (b)..................   30,500        455,594
Target Corp........................................    6,900        222,525
Tellabs, Inc. (b)..................................    5,000        282,500
Texas Instruments, Inc.............................    8,600        407,425
Verizon Communications, Inc........................    8,200        411,025
Viacom,  Inc. (b)..................................    4,560        214,320
W.W. Grainger, Inc.................................    8,600        313,900
Wal-Mart Stores, Inc...............................   12,900        685,312
Watson Pharmaceutical Co. (b)......................    4,500        230,344
Wells Fargo and Co.................................   18,000      1,002,375
XL Capital Ltd.....................................    3,600        314,550
                                                                -----------
Total U.S. Equities................................              29,307,114
                                                                -----------

International Equities - 47.82%
Australia - 3.03%
Broken Hill Proprietary Co., Ltd...................   24,950        262,820
Lend Lease Corp., Ltd..............................   11,294        105,062
National Australia Bank Ltd., Convertible
    Preferred, 7.875%..............................   19,700        563,912
News Corp., Ltd....................................   22,540        175,357
News Corp., Ltd., Preferred........................   35,000        248,954
Rio Tinto Ltd......................................   10,263        167,884
Westpac Banking Corp., Ltd.........................   52,645        385,988
                                                                -----------
                                                                  1,909,977
                                                                -----------

Belgium - 0.79%
Electrabel S.A.....................................    1,480        334,608
Fortis B...........................................    5,002        162,494
                                                                -----------
                                                                    497,102
                                                                -----------

Canada - 1.50%
Nortel Networks Corp...............................   12,200        391,911
NOVA Chemicals Corp................................   14,200        265,659
Shaw Communications, Inc., Class B.................   12,200        284,288
                                                                -----------
                                                                    941,858
                                                                -----------

Denmark - 0.19%
Tele Danmark A/S...................................    2,900        118,190
                                                                -----------

Finland - 2.14%
Nokia Oyj..........................................   12,500        557,470
Stora Enso Oyj.....................................   22,500        266,177
UPM-Kymmene Corp...................................   15,200        521,613
                                                                -----------
                                                                  1,345,260
                                                                -----------

France - 4.91%
Alcatel S.A........................................    4,930        280,040
Aventis S.A., Class A..............................    5,250        460,881
Banque Nationale de Paris..........................    7,062        619,951
Cie de Saint Gobain................................      876        137,600
Groupe Danone......................................    4,110        619,734
Schneider Electric S.A.............................    5,050        368,409
Total Fina S.A., Class B...........................    2,489        370,167
Vivendi............................................    3,559        234,241
                                                                -----------
                                                                  3,091,023
                                                                -----------

                 Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                      Shares         Value
                                                     --------    ------------
Germany - 1.41%
Bayer AG.......................................       12,290      $  645,032
DaimlerChrysler AG.............................        5,750         244,289
                                                                 ------------
                                                                     889,321
                                                                 ------------

Hong Kong - 1.25%
Cheung Kong Holdings, Ltd......................       20,000         255,773
Guoco Group Ltd................................       93,000         277,215
Hong Kong Electric Holdings....................       69,000         254,772
                                                                 ------------
                                                                     787,760
                                                                 ------------

Ireland - 0.59%
Bank of Ireland................................       37,200         373,020
                                                                 ------------
Italy - 0.93%
ENI Spa........................................       69,000         440,530
Telecom Italia Spa.............................       13,000         143,783
                                                                 ------------
                                                                     584,313
                                                                 ------------

Japan - 8.80%
Acom Co., Ltd..................................        1,000          73,818
Bank of Tokyo-Mitsubushi Ltd...................       15,000         149,343
Benesse Corp...................................        3,600         133,660
Canon, Inc.....................................        8,000         280,210
Fuji Photo Film Co., Ltd.......................        7,000         292,995
Fujitsu........................................        5,000          73,730
Honda Motor Co.................................       12,000         447,636
Hoya Corp......................................        2,000         147,110
Ito Yokado Co., Ltd............................        4,000         199,650
Kao Corp.......................................        4,000         116,287
Minebea Co., Ltd...............................       27,000         250,140
Mitsubishi Estate Co., Ltd.....................       25,000         267,075
Mizuho Holding, Inc............................           56         347,180
Nippon Telegraph & Telephone Corp..............           44         317,093
Nomura Securities Co., Ltd.....................       24,000         431,874
Orix Corp......................................        5,900         592,067
Rohm Co........................................          900         171,016
Secom Co., Ltd.................................        2,000         130,473
Sony Corp......................................        5,800         401,226
Takeda Chemical Industries.....................        5,000         295,972
TDK Corp.......................................        3,000         292,119
West Japan Railway Co..........................           30         132,662
                                                                 ------------
                                                                   5,543,336
                                                                 ------------

Netherlands - 2.91%
ABN AMRO Holdings NV...........................       16,600         377,485
Aegon NV.......................................        6,806         281,549
Elsevier NV....................................       16,600         244,072
ING Groep NV...................................           58           4,633
Philips Electronics NV.........................       12,067         442,084
TNT Post Group NV..............................       10,137         245,173
Wolters Kluwer NV..............................        8,689         236,910
                                                                 ------------
                                                                   1,831,906
                                                                 ------------

Portugal - 0.60%
EDP Electricidade de Portugal S.A..............      115,000         380,065
                                                                 ------------

Singapore - 0.52%
DBS Group Holdings Ltd.........................       13,000         146,943
Singapore Press Holdings Ltd...................       12,046         177,842
                                                                 ------------
                                                                     324,785
                                                                 ------------

Spain - 1.94%
Altadis S.A....................................       27,724         429,495
Banco Popular Espanol S.A......................        7,099         247,280
Banco Santander Central Hispano S.A............       24,155         258,541
Endesa S.A.....................................        7,814         133,158
Telefonica S.A. (b)............................        9,171         151,547
                                                                 ------------
                                                                   1,220,021
                                                                 ------------

Sweden - 1.56%
Electrolux AB, B Shares........................       14,950         194,094
Investor AB, B Shares..........................       14,170         211,750
Nordea AB......................................       49,390         374,266
Swedish Match AB...............................       51,990         202,770
                                                                 ------------
                                                                     982,880
                                                                 ------------

Switzerland - 3.56%
Nestle S.A. (Reg.).............................          119         277,581
Novartis AG (Reg.).............................          240         424,314
Roche Holding AG (Gen.)........................           56         570,540
Swiss Reinsurance Co. (Reg.)...................          170         407,559
Swisscom AG (Reg.).............................          750         195,079
Zurich Financial Services AG...................          608         366,563
                                                                 ------------
                                                                   2,241,636
                                                                 ------------

United Kingdom - 11.19%
Barclays PLC...................................        5,000         154,759
British Land Company PLC.......................       22,000         156,103
British Telecommunications PLC.................       31,000         264,882
Diageo PLC.....................................       46,630         522,422
Dixons Group PLC...............................       26,000          86,999
FKI PLC........................................       83,405         274,100
Hanson PLC.....................................       35,000         239,980
HSBC Holdings PLC..............................       22,000         323,708
International Power PLC........................       50,500         189,348
Invensys PLC...................................       82,000         191,700
Lattice Group PLC (b)..........................      147,000         331,581
Lloyds TSB Group PLC...........................       34,220         361,916
Marconi PLC....................................       18,000         193,329
Northern Foods PLC.............................       53,000         109,257
Nycomed Amersham PLC...........................       57,000         474,695
Powergen PLC...................................       49,000         462,603
Prudential Corp. PLC...........................       19,000         305,678
Reckitt Benckiser PLC..........................       12,000         165,275
Rentokil Initial PLC...........................       53,800         185,648
RMC Group PLC..................................       15,000         131,978
Scottish & Southern Energy PLC.................       40,650         376,485
Tesco PLC......................................       77,250         314,744
The Great Universal Stores PLC.................       49,000         384,648
Trinity Mirror PLC.............................       21,175         144,318
United News & Media PLC........................       24,000         304,737
Vodafone Group PLC.............................      107,188         393,090
                                                                 ------------
                                                                   7,043,983
                                                                 ------------
Total International Equities...................                   30,106,436
                                                                 ------------
Total Equities (Cost $53,543,707)..............                   59,413,550
                                                                 ------------

                         Global Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                           Shares        Value
                                          ---------   -----------
Short-Term Investments - 1.30%
Investment Companies - 1.30%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $817,830)......................    817,830    $   817,830
                                                      -----------
Total Investments
  (Cost $54,361,537) - 95.68% (a)......                60,231,380

Cash and other assets,
  less liabilities - 4.32%.............                 2,720,043
                                                      -----------
Net Assets - 100%......................               $62,951,423
                                                      ===========



NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $54,361,537; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...........................  $11,050,716
          Gross unrealized depreciation...........................   (5,180,873)
                                                                    -----------
               Net unrealized appreciation........................  $ 5,869,843
                                                                    ===========

(b) Non-income producing security

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                                    Settlement      Local         Current        Unrealized
                                                       Date        Currency        Value         Gain/(Loss)
                                                    ----------  ------------    ------------    -------------
Forward Foreign Currency Buy Contracts:
Australian Dollar................................    06/01/01     4,650,000     $ 2,586,710      $   154,109
Canadian Dollar..................................    06/01/01     5,100,000       3,404,108           92,355
Euro.............................................    06/01/01    11,900,000      11,236,274        1,098,482
Japanese Yen.....................................    06/01/01    58,000,000         520,236          (19,425)
New Zealand Dollar...............................    06/01/01     3,100,000       1,374,083          135,261
Swiss Francs.....................................    06/01/01       750,000         468,358           16,591

Forward Foreign Currency Sale Contracts:
British Pound....................................    06/01/01     3,500,000       5,237,404         (304,819)
Canadian Dollar..................................    06/01/01       500,000         333,736           (4,281)
Euro.............................................    06/01/01     1,350,000       1,274,704          (52,854)
Hong Kong Dollar.................................    06/01/01     5,000,000         642,143              310
Japanese Yen.....................................    06/01/01   645,000,000       5,785,382          196,367
Swiss Francs.....................................    06/01/01       750,000         468,358          (45,346)
                                                                                                 -----------
     Total.......................................                                                $ 1,266,750
                                                                                                 ===========

                See accompanying notes to financial statements.

Global Technology Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its performance inception on May 31, 2000, the UBS Investment Fund - Global Technology returned -36.46% compared to a -26.34% return of the Morgan Stanley High Tech Index, the Fund's benchmark. The Fund's overweight positions in Internet, telecommunications services, and computer hardware names hurt performance versus its benchmark.

After years of superior gains for technology stock investors, 2000 brought higher volatility and painfully negative performance, reminding investors that technology stocks can decline as well as rise. While technology stocks have always been volatile in the short term, more than a decade had passed without a big down year for major technology-heavyindices such as the Nasdaq Composite and the S&P 500 Technology Sector Index. The year 2000 ended with the Nasdaq Composite Index down over 39%, while the S&P 500 Technology Sector Index dropped more than 40% for the year. Major technology stocks of the decade crumbled in 2000, with Microsoft down 62%, Dell down 65%, Lucent down 79%, Yahoo down 86%, and Amazon down 79%.

The year began with a quarter of continued technology stock gains. By March, the tightening of the capital markets began to threaten the viability of many unprofitable new companies whose future success depended on the continued availability of new low cost capital. Making things worse, many of the lock-up agreements that had prevented stock sales by founders and early investors in recently public companies expired. Many high-flying new economy stocks crashed as the artificial scarcity of shares that had been created in many of the hot IPO stocks was reversed. Although many investors nurtured hopes of a year-end recovery, the fourth quarter showed that what appeared initially to be a valuation-driven correction also involved weak demand and declining business fundamentals. Tight credit, a lengthy election dispute, and a falling stock market combined to weaken consumer confidence during the seasonally strongest shopping period, reducing sales of automobiles, personal computers, and other durable goods. Soft personal computer sales combined with the lack of financing for telecommunications equipment weakened semiconductor component orders, leading to severe declines in semiconductor stocks.

Many technology stocks have declined to levels that discount a recession in the U.S. over the next quarter or two. While current technology stock valuation levels are much more attractive than those we saw just one year ago, the timing of a change in the tone of the market is always uncertain. If the new administration succeeds in giving an immediate stimulus to the economy and truncating the slowdown early in 2001, we would expect technology stock prices to reflect improving economic prospects rather quickly. Providers of high-tech products and services remain ready and able to deliver the productivity-boosting technological innovations that have fuelled the long global economic expansion as soon as consumer confidence and investor confidence return and rekindle demand. Given the current reduced valuation levels and our optimism about the new administration's efforts to stimulate the economy, we remain very positive on the long-term prospects for technology stocks.

Global Technology Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                   6 months           5/31/00*
                                                    ended                to
                                                   12/31/00           12/31/00
--------------------------------------------------------------------------------
UBS Investment Fund - Global Technology             -41.08%            -36.46%
--------------------------------------------------------------------------------
Morgan Stanley High Tech Index                      -34.23             -26.34
--------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Technology is
 5/31/00.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Technology and the Morgan Stanley High Tech Index if you had invested $10,000 on May 31, 2000, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global Technology
vs. Morgan Stanley High Tech Index

Wealth Value with Dividends Reinvested

Date                   UBS Investment Fund - Global         Morgan Stanley High
                       Technology                           Tech Index
31-May-2000                      $10,000                            $10,000
30-Jun-2000                      $10,783                            $11,199
31-Jul-2000                      $10,258                            $10,858
31-Aug-2000                      $11,519                            $12,311
30-Sep-2000                      $ 9,618                            $10,485
31-Oct-2000                      $ 9,045                            $10,231
30-Nov-2000                      $ 6,714                            $ 7,814
31-Dec-2000                      $ 6,354                            $ 7,366

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Technology Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)
                                               Percent of
                                               Net Assets
----------------------------------------------------------
 1.  EMC Corp.                                     4.37%
 2.  Xilinx, Inc.                                  4.17
 3.  Tellabs, Inc.                                 3.95
 4.  Micron Technology, Inc.                       3.79
 5.  QUALCOMM, Inc.                                3.71
 6.  Palm, Inc.                                    3.61
 7.  Electronic Data Systems Corp.                 3.56
 8.  Oracle Corp.                                  3.46
 9.  PeopleSoft, Inc.                              3.21
10.  International Business Machines Corp.         3.14
----------------------------------------------------------


Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)

----------------------------------------------------------
U.S. EQUITIES

Computers
   Services...................................     8.41%
   Software...................................    12.50
   Systems....................................    18.88
                                                 ------
                                                  39.79

Electronic Components.........................    22.88

Telecommunications
   Equipment..................................    10.75
   Services...................................     6.06
                                                 ------
                                                  16.81

Internet Services.............................     9.19
Services/Miscellaneous........................     3.92
                                                 ------
       Total U.S. Equities....................    92.59


INTERNATIONAL EQUITIES
Computer Systems..............................     0.50%

Electronic Components.........................     1.59

Telecommunications Equipment..................     2.63
                                                 ------
       Total International Equities...........     4.72

SHORT-TERM INVESTMENTS........................     4.87
                                                 ------
       TOTAL INVESTMENTS......................   102.18
LIABILITIES, LESS CASH
         AND OTHER ASSETS.....................    (2.18)
                                                 ------
NET ASSETS....................................   100.00%
                                                 ======
-----------------------------------------------------------

               Global Technology Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                          Shares         Value
                                                          ------         -----
Equities - 97.31%
U.S. Equities - 92.59%
ADC Telecom, Inc. (b)................................       300     $     5,438
Advanced Micro Devices, Inc. (b).....................     1,000          13,812
Agilent Technologies, Inc. (b).......................       219          11,990
Amazon.com, Inc. (b).................................     1,500          23,344
America On-Line, Inc. (b)............................       750          26,100
Amkor Technologies, Inc. (b).........................       500           7,758
Applied Materials, Inc. (b)..........................       400          15,275
Atmel Corp. (b)......................................       850           9,881
Automatic Data Processing, Inc. .....................       400          25,325
Avici Systems, Inc. (b)..............................       400           9,850
Broadcom Corp. (b)...................................       200          16,900
Cisco Systems, Inc. (b)..............................       900          34,425
Compaq Computer Corp. ...............................     1,800          27,090
Computer Associates International, Inc. .............       850          16,575
DuPont Photomasks, Inc. (b)..........................       150           7,927
Electronic Data Systems Corp. .......................       750          43,312
EMC Corp. (b)........................................       800          53,200
Emcore Corp. (b).....................................       300          14,100
eMerge Interactive, Inc. (b).........................     1,500           5,438
Gateway, Inc. (b)....................................       500           8,995
Hewlett-Packard Co. .................................     1,150          36,297
I2 Technologies, Inc. (b)............................       250          13,594
Inprise Corp. (b)....................................     1,400           7,744
Intel Corp. .........................................       350          10,587
International Business Machines Corp. ...............       450          38,250
Intuit, Inc. (b).....................................       850          33,522
Jabil Circuit, Inc. (b)..............................       400          10,150
JDS Uniphase Corp. (b)...............................       400          16,675
Juniper Networks, Inc. (b)...........................       100          12,606
KLA-Tencor Corp. (b).................................       400          13,475
Leap Wireless International, Inc. (b)................       200           6,250
Lucent Technologies, Inc. ...........................       750          10,125
Micron Technology, Inc. (b)..........................     1,300          46,150
Microsoft Corp. (b)..................................       300          13,050
Motorola, Inc. ......................................     1,200          24,300
Network Plus Corp. (b)...............................     2,350           5,875
Novellus Systems, Inc. (b)...........................       400          14,375
Oracle Corp. (b).....................................     1,450          42,141
Palm, Inc. (b).......................................     1,550          43,884
PeopleSoft, Inc. (b).................................     1,050          39,047
QUALCOMM, Inc. (b)...................................       550          45,203
Safeguard Scientifics, Inc. (b)......................       650           4,306
Solectron Corp. (b)..................................       300          10,170
Sun Microsystems, Inc. (b)...........................     1,250          34,844
Sycamore Networks, Inc. (b)..........................       500          18,625
Tellabs, Inc. (b)....................................       850          48,025
Texas Instruments, Inc. .............................       700          33,162
Titan Corp. (b)......................................       900          14,625
Transmeta Corp. (b)..................................       500          11,750
Uniroyal Technology Corp. (b)........................       400           2,500
VerticalNet, Inc. (b)................................       400           2,663
Winstar Communications, Inc. (b).....................       700           8,181
Xilinx, Inc. (b).....................................     1,100          50,737
Yahoo!, Inc. (b).....................................       900          27,155
                                                                    -----------
Total U.S. Equities..................................                 1,126,778
                                                                    -----------

International Equities - 4.72%
Canada - 2.64%
Nortel Networks Corp. ...............................     1,000          32,063
                                                                    -----------
France - 0.88%
STMicroelectronics N.V. .............................       250          10,703
                                                                    -----------
Singapore - 0.70%
Flextronics International Ltd. (b)...................       300           8,550
                                                                    -----------
Switzerland - 0.50%
Logitech International S.A., ADR.....................       250           6,063
                                                                    -----------
Total International Equities.........................                    57,379
                                                                    -----------
Total Equities (Cost $1,596,761).....................                 1,184,157
                                                                    -----------
Short-Term Investments - 4.87%
Investment Companies - 4.87%
Chase Vista U.S. Government Money
 Market Fund (Cost $59,258)..........................    59,258          59,258
                                                                    -----------
Total Investments

  (Cost $1,656,019) - 102.18% (a)....................                 1,243,415

Liabilities, less cash and other assets - (2.18%)....                   (26,490)
                                                                    -----------
Net Assets - 100%....................................               $ 1,216,925
                                                                    ===========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,656,019; and net unrealized depreciation consisted of:


        Gross unrealized appreciation................               $    51,862
        Gross unrealized depreciation................                  (464,466)
                                                                    -----------
         Net unrealized depreciation.................               $  (412,604)
                                                                    ===========

(b) Non-income producing security

                See accompanying notes to financial statements.

Global Biotech Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its performance inception on June 30, 2000, the UBS Investment Fund - Global Biotech has provided a return of -6.82%, compared to a -10.86% return of its benchmark, the Nasdaq Biotech Index.

Despite year-end volatility caused by general fears about the U.S. economy, the biotechnology sector ended 2000 with big gains. For 2000, the AMEX and Nasdaq Biotech Index returns were 62% and 23%, respectively. Biotech was in-line with the pharmaceutical sector (Amex Pharmaceutical Index, up 28%), and outperformed the general market (S&P500, down 9%) the small caps market (Russell 2000, down 3%) and the technology sector (Morgan Stanley High Tech, down 27%). Fuel for the biotechnology rally had been increasing for a few years as more biotechnology drugs began to work in humans.

However, the spark that set-off the year 2000 biotech rally was Celera's announcement on its progress in mapping the sequence of the first human genome. During the first quarter, unbridled enthusiasm carried investors away until political squabbles over the commercial use of the first sequence popped the bubble in March. Despite volatility, the biotech sector had positive gains in the first, second and third quarters. Excess supply, a few missed revenue expectations, and political uncertainty overshadowed the fabulous data presented at medical meetings during the fourth quarter, resulting in a year-end decline-but also a return to rational investing. During 2000, 297 of 615 publicly traded biotechnology and related stocks had positive returns. In general, investors broadened their interest in biotechnology companies, however eschewing micro capitalization biotech and related stocks, i.e. stocks with a market capitalization of less than USD 0.25 billion. The year 2000 average return of the 37 large capitalization biotech and related stocks was 79%, with 33 having positive returns. The average return of the 73 mid capitalization biotech stocks was 104%, with 62 having positive returns. The average return of the 140 small capitalization biotech stocks was 44%, with 81 having positive returns. By contrast, the average return of the 362 micro cap biotech stocks was-9%, with only 119 showing positive returns.

In 2001, the biotech industry will continue to mature as more companies generate sales and reach profitability. With more than 800 products in clinical trial development, we expect many research breakthroughs in the next few years, particularly in the treatment of cancer, genomics, and diagnostics. In the interim, we expect continued consolidation in this industry. Pharmaceutical companies and large biotechs will keep buying smaller biotechs. Momentum players will come and go in this sector and contribute to short-term volatility, but they will have little impact on the promising long-term picture that is developing in this area.

Global Biotech Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                                      6/30/00*
                                                                         to
                                                                     12/31/00
--------------------------------------------------------------------------------
Investment Fund  - Global Biotech                                    -6.82%
--------------------------------------------------------------------------------
Nasdaq Biotech Index                                                -10.86
--------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Biotech is 6/30/00.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Biotech and the Nasdaq Biotech Index if you had invested $10,000 on June 30, 2000, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global Biotech
vs. Nasdaq Biotech Index

Wealth Value with Dividends Reinvested


                         UBS Investment Fund -      Nasdaq Biotech
                         Global Biotech             Index
  6/30/2000                   $10,000                   $10,000
  7/31/2000                   $ 9,205                   $ 9,234
  8/31/2000                   $11,143                   $11,202
  9/30/2000                   $11,259                   $10,809
 10/31/2000                   $10,414                   $ 9,930
 11/30/2000                   $ 8,716                   $ 8,620
 12/31/2000                   $ 9,318                   $ 8,914

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Biotech Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Top Ten Equity Holdings

As of December 31, 2000 (Unaudited)
                                                Percent of
                                                Net Assets
----------------------------------------------------------
 1. Amgen, Inc.                                     8.34%
 2. Idec Pharmaceuticals Corp.                      6.18
 3. Applera Corp. - Applied Biosystems Group        5.02
 4. Serono S.A                                      4.75
 5. Millennium Pharmaceuticals, Inc.                4.58
 6. Genentech, Inc.                                 4.35
 7. Immunex Corp.                                   3.97
 8. Human Genome Sciences, Inc.                     3.29
 9. Waters Corp.                                    3.22
10. Genzyme General                                 3.20
----------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
----------------------------------------------------------
U.S. EQUITIES
  Biomedical.......................  20.16%
  Gene.............................   2.50
  Health: Drugs....................  13.41
  Health: Non-Drugs................   2.07
  Medical Products.................   4.23
  Technology.......................   3.22
  Therapeutics.....................  10.53
  Research and Development.........  20.68
                                    ------
     Total U.S. Equities...........  76.80

INTERNATIONAL EQUITIES
  Computer Systems.................   0.89%
  Chemicals........................   0.30
  Gene.............................   2.92
  Health: Drugs....................   8.66
  Research & Development...........   2.62
  Technology.......................   0.62
  Therapeutics.....................   1.33
                                    ------
     Total International Equities..  17.34

SHORT-TERM INVESTMENTS.............   3.90
                                    ------
     TOTAL INVESTMENTS.............  98.04
CASH AND OTHER ASSETS,
  LESS LIABILITIES.................   1.96
                                    ------
NET ASSETS......................... 100.00%
                                    ======

                Global Biotech Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares       Value
                                                           ------       -----
Equities - 94.14%
U.S. Equities - 76.80%
Abgenix, Inc. (b).........................................     600   $   35,438
Alexion Pharmaceuticals, Inc. (b).........................     100        6,494
Alza Corp. (b)............................................     500       21,250
Amgen, Inc. (b)...........................................   2,200      140,662
Applera Corp-Applied Biosystems Group.....................     900       84,656
Applera Corp-Celera Genomics Group (b)....................     400       14,375
Avigen, Inc. (b)..........................................     200        4,150
Biogen, Inc. (b)..........................................     400       24,025
Celgene Corp. (b).........................................     250        8,125
Cell Therapeutics, Inc. (b)...............................     750       33,797
Cephalon, Inc. (b)........................................     350       22,159
COR Therapeutics, Inc. (b)................................     350       12,316
Corixa Corp. (b)..........................................     200        5,575
Cryolife, Inc. (b)........................................     225        6,806
CV Therapeutics, Inc. (b).................................     400       28,300
Digene Corp. (b)..........................................     250       11,172
Genentech, Inc. (b).......................................     900       73,350
GenVec, Inc. (b)..........................................      50          475
Genzyme General (b).......................................     600       53,962
Gilead Sciences, Inc. (b).................................     300       24,881
Human Genome Sciences, Inc. (b)...........................     800       55,450
Idec Pharmaceuticals Corp. (b)............................     550      104,259
ImClone Systems (b).......................................     550       24,200
Immunex Corp. (b).........................................   1,650       67,031
Immunogen, Inc. (b).......................................     100        2,144
Large Scale Biology Corp. (b).............................     400        3,800
Medarex, Inc. (b).........................................     700       28,525
Medicines Company (b).....................................     200        4,100
Medimmune, Inc. (b).......................................   1,100       52,456
Millennium Pharmaceuticals, Inc. (b)......................   1,250       77,344
Minimed, Inc. (b).........................................     450       18,914
Myriad Genetics, Inc. (b).................................     150       12,413
NPS Pharmaceuticals Inc. (b)..............................     100        4,800
OSI Pharmaceuticals, Inc. (b).............................     350       28,044
Praecis Pharmaceuticals, Inc. (b).........................     250        7,313
Protein Design Labs, Inc. (b).............................     450       39,094
Quest Diagnostics, Inc. (b)...............................     200       28,400
Scios, Inc. (b)...........................................     100        2,225
Texas Biotech Corp. (b)...................................     300        2,577
Titan Pharmaceuticals, Inc. (b)...........................     150        5,306
Transkaryotic Therapies,  Inc. (b)........................     700       25,506
Vertex Pharmaceuticals, Inc. (b)..........................     500       35,750
Waters Corp. (b)..........................................     650       54,275
                                                                     ----------
Total U.S. Equities.......................................            1,295,894
                                                                     ----------

International Equities - 17.34%
Canada - 1.33%
QLT, Inc. (b).............................................     800       22,400
                                                                     ----------
Denmark - 3.82%
H. Lundbeck A/S...........................................     150       14,717
Novo Nordisk A/S..........................................     250       44,812
Novozymes A/S (b).........................................     250        5,000
                                                                     ----------
                                                                         64,529
                                                                     ----------
Germany - 0.89%
Lion Bioscience AG (b)....................................     200       15,075
                                                                     ----------
Israel - 2.17%
Teva Pharmaceutical Industries............................     500       36,625
                                                                     ----------
Netherlands - 1.74%
Qiagen N.V. (b)...........................................     850       29,405
                                                                     ----------
Spain - 0.78%
Zeltia S.A. (b)...........................................     900       10,520
Zeltia S.A. Bonus Rights (b)..............................     900        2,603
                                                                     ----------
                                                                         13,123
                                                                     ----------
Switzerland - 5.43%
Actelion Ltd. (b).........................................      25       11,354
Serono S.A. (b)...........................................   3,350       80,191
                                                                     ----------
                                                                         91,545
                                                                     ----------
United Kingdom - 1.18%
Cambridge Antibody Technology Group PLC...................     350       19,867
                                                                     ----------
Total International Equities..............................              292,569
                                                                     ----------
Total Equities (Cost $1,583,835)..........................            1,588,463
                                                                     ----------
Short-Term Investments - 3.90%
Investment Companies - 3.90%
Chase Vista U.S. Government Money
 Market Fund (Cost $65,798)...............................  65,798       65,798
                                                                     ----------
Total Investments
 (Cost $1,649,633) - 98.04% (a)...........................            1,654,261

Cash and other assets,
 less liabilities - 1.96%.................................               33,071
                                                                     ----------
Net Assets - 100%.........................................           $1,687,332
                                                                     ==========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $1,649,633; and net unrealized appreciation consisted of:

        Gross unrealized appreciation .............................  $ 152,542
        Gross unrealized depreciation .............................   (147,914)
                                                                     ---------
                Net unrealized appreciation .......................  $   4,628
                                                                     =========

(b) Non-income producing security

                See accompanying notes to financial statements.

Global Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its performance inception on July 31, 1995, the UBS Investment Fund - Global Bond has posted an annualized return of 4.00% compared to the 3.16% return of its benchmark, the Salomon Smith Barney World Government Bond Index. In 2000 the Fund recorded a rise of 0.83% compared to the benchmark's return of 1.59%.

Global bonds started the new millennium in the grip of a bear market but by the fourth quarter of the year investor sentiment had turned dramatically, particularly in the U.S. and other dollar bloc markets, and yields fell sharply along the curve. The yields on benchmark 10-year government bonds closed over 50 basis points below their end 1999 levels in Europe and by well over 100 basis points lower in the dollar bloc markets. This improvement in the markets' fortunes was triggered by growing evidence of a rapid slowdown in U.S. economic activity and the realization that official interest rates would peak at lower levels than anticipated earlier in the year. A slowing in economic growth in the major economic blocs also reversed the upward trend in the oil price and dampened any anxieties over a resurgence in inflation. Burgeoning budget surpluses in several countries, most notably the U.S., UK and Sweden, limited the supply of government issuance and helped this sector to outperform corporate and other non-government bonds.

The main reason for the relative outperformance of the Fund in 2000 was the market allocation strategy and specifically the large underweight in Japan. Although yields were little changed on the year, Japanese government bonds suffered from the decision by the Bank of Japan to remove its zero-interest-rate policy in the late summer and underperformed other markets. An underweight in the yen, as well as an overweight in the euro, resulted in currency allocation also benefiting relative performance. However, a negative contribution came from bond management primarily through the exposure to non-government bonds in the U.S. component of the Fund.

Global Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                           6 months      1 year     3 years   5 years   Inception*
                                                            ended        ended      ended      ended        to
                                                           12/31/00     12/31/00   12/31/00   12/31/00   12/31/00
-----------------------------------------------------------------------------------------------------------------
UBS Investment Fund - Global Bond                            1.61%        0.83%      1.61%      2.90%      4.00%
-----------------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index                  1.56         1.59       3.89       3.10       3.16
-----------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Bond is 7/31/95.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global Bond and the Salomon Smith Barney World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - Global Bond
vs. Salomon Smith Barney World Gov't Bond Index

Wealth Value with Dividends Reinvested

                       UBS Investment Fund -         Salomon Smith Barney
                       Global Bond                   World Gov't Bond Index
 7/31/95                    $10,000                          $10,000
12/31/95                    $10,722                          $10,162
12/31/96                    $11,654                          $10,531
12/31/97                    $11,791                          $10,557
12/31/98                    $13,156                          $12,171
12/31/99                    $12,270                          $11,652
12/31/00                    $12,370                          $11,838

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Asset Allocation

As of December 31, 2000 (Unaudited)
                                     Current
                  Benchmark         Strategy
--------------------------------------------
U.S.                26.1%            26.1%
Australia            0.5              0.0
Austria              1.1              4.1
Belgium              2.7              0.0
Canada               2.8              5.3
Denmark              1.1              4.1
Finland              0.5              0.0
France               7.9             12.5
Germany              8.4              6.1
Greece               1.0              0.0
Ireland              0.3              0.0
Italy                8.3              9.8
Japan               26.0             12.5
Netherlands          2.4              0.0
Portugal             0.5              0.0
Spain                3.4              6.0
Sweden               1.1              2.9
Switzerland          0.5              0.0
TIPS                 0.0              3.9
U.K.                 5.4              2.4
Euro                 0.0              4.3
-----------------------------------------
                   100.0%           100.0%


Currency Allocation

As of December 31, 2000 (Unaudited)

                                     Current
                  Benchmark         Strategy
--------------------------------------------
U.S.                26.1%            16.1%
Australia            0.5              8.5
Canada               2.8              4.8
Denmark              1.2              1.1
Euro                36.4             49.9
Japan               26.0             18.0
Sweden               1.1              1.1
Switzerland          0.5              0.5
U.K                  5.4              0.0
-----------------------------------------
                   100.0%           100.0%


Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)

----------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
  Construction...............................................    0.12%
  Consumer...................................................    0.40
  Energy.....................................................    0.52
  Financial Services.........................................    3.78
  Publishing.................................................    0.27
  Recreation.................................................    0.25
  Retail/Apparel.............................................    0.07
  Services/Miscellaneous.....................................    0.76
  Telecommunications.........................................    0.61
  Utilities..................................................    0.33
                                                               ------
     Total U.S. Corporate Bonds..............................    7.11

Asset-Backed.................................................    1.87
Corporate Mortgage-Backed Securities.........................    4.87
International Dollar Bonds...................................    1.67
U.S. Government Mortgage-Backed Securities...................    7.34
U.S. Government Obligations..................................    8.62
                                                               ------
     Total U.S. Bonds........................................   31.48

INTERNATIONAL BONDS
Foreign Government Bonds.....................................   64.19

SHORT-TERM INVESTMENTS.......................................    6.31
                                                               ------
     TOTAL INVESTMENTS.......................................  101.98
LIABILITIES, LESS CASH AND OTHER ASSETS......................   (1.98)
                                                               ------
NET ASSETS...................................................  100.00%
                                                               ======

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                      Face
                                                     Amount          Value
                                                     ------          -----
Bonds - 95.67%
U.S. Bonds - 31.48%
U.S. Corporate Bonds - 7.11%
Boeing Capital Corp., 7.100%,
  due 09/27/05..................................   $  200,000   $    208,269
Capital One Bank, Bank Note, 8.250%,
  due 06/15/05..................................       30,000         30,341
Cendant Corp., 7.750%, due 12/01/03.............      100,000         97,359
Centaur Funding Corp., Class B, 144A,
  0.000%, due 04/21/20 (b)......................          750        136,875
Centex Corp., 9.750%, due 06/15/05..............       45,000         46,117
Federated Department Stores
  6.300%, due 04/01/09..........................       25,000         22,718
  8.500%, due 06/01/10..........................        5,000          5,223
Florida Power & Light Co., 6.875%,
  due 12/01/05..................................      100,000        102,386
FMR Corp., 144A, 7.570%, due 06/15/29...........      100,000        100,655
KeySpan Corp., 7.625%, due 11/15/10.............       40,000         42,501
KFW International Finance, 1.000%,
  due 12/20/04...............................JPY  120,000,000      1,059,878
Lilly Del Mar, 144A, 7.717%,
  due 08/01/29..................................   $  150,000        155,266
News America Holdings, 7.750%,
  due 12/01/45..................................      120,000        103,570
Nisource Finance Corp., 144A, 7.875%,
  due 11/15/10..................................       55,000         57,779
Sempra Energy, 7.950%, due 03/01/10.............      100,000         97,335
Southern California Edison, 7.200%,
  due 11/03/03..................................      100,000         85,781
USA Waste Services, 7.000%,
  due 10/01/04..................................      300,000        293,869
Verizon Global Funding Corp., 144A,
  7.750%, due 12/01/30..........................      100,000        101,752
                                                                  ----------
                                                                   2,747,674
                                                                  ----------
Asset-Backed Securities - 1.87%
Comed Transitional Funding Trust, 98-1,
  Class A7, 5.740%, due 12/25/10................      370,000        359,022
Vanderbilt Mortgage Finance, 98-B,
  Class 1A2, 6.120%, due 05/07/09...............      362,039        361,221
                                                                  ----------
                                                                     720,243
                                                                  ----------

Corporate Mortgage-Backed Securities - 4.87%
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.180%, due 08/10/10...............      140,000        146,635
DVI Receivables Corp., 6.808%,
  due 03/12/04..................................       35,000         35,304
GE Capital Mortgage Services, Inc., 93-7F,
  Class FA3, 6.500%, due 09/25/08...............       46,137         45,895
Heller Financial Commercial Mortgage
  Assets, 99-PH1, Class A1, 6.500%,
  due 05/15/31..................................      372,433        376,685
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24................      190,000        195,281
Prudential Home Mortgage Securities,
  93-43, Class A9, 6.750%, due 10/25/23.........      189,489        188,553
Prudential Home Mortgage Securities,
  96-7, Class A4, 6.750%, due 06/25/11..........      150,000        149,406
Residential Asset Securitization Trust,
  97-A7, Class A1, 7.500%, due 09/25/27.........          375            375
Residential Asset Securitization Trust,
  98-A1, Class A1, 7.000%, due 03/25/28.........       50,708         50,473
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5, 7.000%, due 03/25/28...............      400,000        396,214
Structured Asset Securities Corp., 98-RF2,
  8.582%, due 07/15/27..........................      265,675        293,246
                                                                  ----------
                                                                   1,878,067
                                                                  ----------
International Dollar Bonds - 1.67%
Credit Suisse-London, 144A, Resettable
  Perpetual Preferred, 7.900%...................      250,000        240,835
Korea Development Bank, 7.125%,
  due 09/17/01..................................      150,000        150,267
State of Qatar, 144A, 9.750%,
  due 06/15/30..................................       80,000         80,000
United Mexican States Global,
  9.875%, due 02/01/10..........................      160,000        171,680
                                                                  ----------
                                                                     642,782
                                                                  ----------
U.S. Government Mortgage-Backed
Securities - 7.34%
Fannie Mae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25..........................        7,079          7,352
Federal Home Loan Mortgage Corp.,
  7.000%, due 10/15/13..........................       68,215         69,353
Federal Home Loan Mortgage Corp., Gold
  5.500%, due 02/01/07..........................       38,289         37,183
  8.500%, due 07/01/30..........................      175,811        181,147
  9.000%, due 07/01/30..........................      129,139        133,405
Federal National Mortgage Association
  6.500%, due 03/01/19..........................      111,012        110,253
  6.875%, due 09/15/10..........................       90,000         95,950
  7.000%, due 03/01/29..........................       24,531         24,590
  7.125%, due 06/15/10..........................      295,000        319,444
  7.500%, due 01/12/30..........................      680,000        689,138
  8.000%, due 01/01/31..........................      600,000        613,687
Government National Mortgage Association
  7.000%, due 08/15/24..........................      309,820        312,336
  7.000%, due 07/15/25..........................       43,921         44,273
  7.500%, due 08/15/23..........................       53,183         54,325
  7.500%, due 12/15/23..........................       81,800         83,584
  7.500%, due 01/15/24..........................       55,459         56,634
                                                                  ----------
                                                                   2,832,654
                                                                  ----------
U.S. Government Obligations - 8.62%
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28..........................      280,000        295,590
  3.875%, due 04/15/29..........................    1,390,000      1,508,254
U.S. Treasury Note
  5.625%, due 05/15/08..........................       90,000         92,445
  5.750%, due 08/15/03..........................      170,000        172,524
  6.125%, due 12/31/01..........................      555,000        558,352
  6.625%, due 02/15/27..........................      540,000        616,631
  7.000%, due 07/15/06..........................       35,000         38,105
  7.500%, due 02/15/05..........................       40,000         43,504
                                                                  ----------
                                                                   3,325,405
                                                                  ----------
Total U.S. Bonds................................                  12,146,825
                                                                  ----------

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
                                                      Face
                                                     Amount          Value
                                                     ------          -----
International Bonds - 64.19%
Austria - 3.86%
Republic of Austria
  4.125%, due 01/15/14....................EUR       550,000     $   453,691
  4.300%, due 07/15/03.......................       750,000         699,229
  5.500%, due 01/15/10.......................       350,000         336,507
                                                                -----------
                                                                  1,489,427
                                                                -----------
Canada - 5.23%
Government of Canada
  5.500%, due 06/01/09....................CAD       710,000         475,927
  6.000%, due 06/01/08.......................       970,000         669,274
Province of Ontario
  6.100%, due 11/19/10.......................       700,000         476,359
  7.500%, due 01/19/06.......................       550,000         397,249
                                                                -----------
                                                                  2,018,809
                                                                -----------
Denmark - 7.16%
City of Copenhagen, 6.250%,
  due 03/15/01............................DKK     2,400,000         302,130
Depfa Pfandbrief Bank,
  5.750%, due 03/04/09....................EUR     1,280,000       1,228,828
Great Belt, 7.000%, due 09/02/03..........DKK     2,800,000         366,395
Kingdom of Denmark
  7.000%, due 11/15/07.......................     1,950,000         272,391
  7.000%, due 11/10/24.......................     2,500,000         374,218
  8.000%, due 11/15/01.......................     1,700,000         218,565
                                                                -----------
                                                                  2,762,527
                                                                -----------
France - 11.34%
Government of France (OAT)
  6.500%, due 10/25/06....................EUR       325,000         334,445
  7.500%, due 04/25/05.......................     1,530,000       1,603,838
  8.500%, due 04/25/23.......................     1,150,000       1,508,757
  9.500%, due 01/25/01.......................       990,000         931,601
                                                                -----------
                                                                  4,378,641
                                                                -----------

Germany - 6.21%
Bundesobligation 118,
  5.250%, due 02/21/01.......................       390,000         366,298
Bundesrepublik Deutschland
  6.000%, due 07/04/07.......................     1,420,000       1,424,293
  6.000%, due 06/20/16.......................       350,000         361,146
International Bank for Reconstruction and
Development, 7.125%, due 04/12/05............       470,000         243,606
                                                                -----------
                                                                  2,395,343
                                                                -----------
Italy - 9.27%
Republic of Italy
  3.250%, due 04/15/04.......................     2,060,000       1,854,323
  6.500%, due 11/01/27.......................       380,000         391,033
  7.750%, due 11/01/06.......................     1,245,000       1,330,870
                                                                -----------
                                                                  3,576,226
                                                                -----------

Japan - 10.78%
Government of Japan
  2.200%, due 09/21/20....................JPY    29,000,000         250,410
  4.400%, due 03/21/05.......................   190,000,000       1,908,153
  4.600%, due 03/21/05.......................   160,000,000       1,617,359
International Bank for Reconstruction &
  Development, 2.000%, due 02/18/08..........    42,000,000         386,532
                                                                -----------
                                                                  4,162,454
                                                                -----------

Spain - 5.44%
Government of Spain
  3.250%, due 01/31/05....................EUR       860,000         765,998
  6.000%, due 01/31/08.......................     1,350,000       1,335,184
                                                                -----------
                                                                  2,101,182
                                                                -----------

Sweden - 2.67%
Government of Sweden
  6.750%, due 05/05/14....................SEK     2,975,000         369,785
  10.250%, due 05/05/03......................     5,510,000         659,430
                                                                -----------
                                                                  1,029,215
                                                                -----------

United Kingdom - 2.23%
U.K. Treasury
  5.750%, due 12/07/09....................GBP       350,000         554,987
  8.500%, due 12/07/05.......................       180,000         307,444
                                                                -----------
                                                                    862,431
                                                                -----------
Total International Bonds....................                    24,776,255
                                                                -----------
Total Bonds (Cost $38,186,442)...............                    36,923,080
                                                                -----------
                                                   Shares
                                                   ------
Short-Term Investments - 6.31%
Investment Companies - 6.31%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $2,437,235)..........................     2,437,235       2,437,235
                                                                -----------
Total Investments
  (Cost $40,623,677) - 101.98% (a)...........                    39,360,315

Liabilities, less cash and
  other assets - (1.98%).....................                      (764,280)
                                                                -----------
Net Assets - 100%............................                   $38,596,035
                                                                -----------

              See accompanying notes to schedule of investments.

                  Global Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $40,623,677; and net unrealized depreciation consisted of:

       Gross unrealized appreciation...................            $   527,714
       Gross unrealized depreciation...................             (1,791,076)
                                                                   ------------
         Net unrealized depreciation...................            $(1,263,362)
                                                                   ============

(b) Non-income producing security

FRN: Floating Rate Note - The rate disclosed is that in effect at December 31, 2000.
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, the value of these securities amounted to $873,162 or 2.26% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 2000:

                                                                 Settlement       Local        Current         Unrealized
                                                                    Date        Currency        Value          Gain/(Loss)
                                                                 ----------    ----------     ---------        -----------
Forward Foreign Currency Buy Contracts:
Australian Dollar...........................................      03/01/01       5,950,000   $  3,307,724     $    (86,077)
British Pound...............................................      03/01/01         110,000        164,479            2,724
Canadian Dollar.............................................      03/01/01       3,200,000      2,132,992           36,304
Euro........................................................      03/01/01       4,650,000     14,579,925          210,964
Japanese Yen................................................      03/01/01     348,745,000      3,082,675         (217,849)


Forward Foreign Currency Sale Contracts:
British Pound...............................................      03/01/01         630,000        942,014           (3,881)
Canadian Dollar.............................................      03/01/01       3,400,000      2,266,304            9,705
Danish Krone................................................      03/01/01       9,100,000      1,146,736          (46,373)
Euro........................................................      03/01/01         900,000        847,186          (39,466)
Japanese Yen................................................      03/01/01     159,000,000      1,406,291          106,820
Swedish Krona...............................................      03/01/01       5,600,000        595,802           12,960
                                                                                                              ------------
         Total..............................................                                                  $    (14,169)
                                                                                                              ============

                See accompanying notes to financial statements.

U.S. Balanced Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

The UBS Investment Fund - U.S. Balanced has produced an annualized return of 8.23% since its performance inception on July 31, 1995. Its benchmark, the U.S. Balanced Mutual Fund Index, provided an annual return of 14.01% over the same time period. In 2000, the Fund returned 11.87%, which was substantially above the benchmark return of -3.26%.

The equity component of the Fund was well positioned during 2000 to take advantage of market mispricing, especially of young technology companies that began to converge to fair value. The underweight to size and orientation toward value characteristics were rewarded, as were the industry underweights to technology and telecommunications and the overweights to utilities, financials, and transportation stocks. In fixed income, Treasury Inflation Protected Securities (TIPS) benefited from both the market rally in the long end of the yield curve from Treasury repurchases, as well as flattering inflation results and attractive real yields for much of the year. Asset-backed and longer-term agency bonds outperformed conventional bonds for the year, but the U.S. high yield market suffered from poor investor acceptance and an overemphasis on credit risk; both factors influenced the run-up in yields and worse returns in this sector in 2000.

Security selection was again the primary determinant of the substantial added value in the Fund this year. U.S. equities provided the bulk of this performance via the underweight to technology stocks and the overweight to the more traditional sectors detailed above. Equities were assisted by the emphasis on the spread sectors in U.S. fixed income. Market allocation was also positive for the year, powered by the fixed income overweight and equity underweight on a passive basis. The overweight to high yield and the underweight to the actively managed equity fund (with significant security selection benefits), however, mitigated some of the positive results.

The strategy continues to underweight equities and overweight fixed income, but the degree of the relative weights has lessened as U.S. equities have become more attractively priced. The equity underweight is now 15% smaller than at the start of the year, with the bulk of the reallocation drawing from U.S. bonds and only a small decrease in TIPS. Opportunities in high yield are becoming increasingly compelling, but concerns regarding credit risks in a softening economy have encouraged us to only maintain the Fund's overweight in that asset class.

U.S. Balanced Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                 6 months        1 year            3 years         5 years         Inception*
                                                   ended          ended             ended           ended             to
                                                 12/31/00        12/31/00         12/31/00         12/31/00        12/31/00
--------------------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Balanced                8.95%          11.87%            4.29%           7.21%            8.23%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                 -4.11           -3.26             9.65           13.35            14.01
--------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                             7.38           11.59             6.35            6.45             7.18
--------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                              -10.14          -10.89            10.76           18.68            17.34
--------------------------------------------------------------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund - U.S. Balanced is 7/31/95.

** An unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney BIG Bond Index.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Balanced, the U.S. Balanced Mutual Fund Index, the Salomon Smith Barney BIG Bond Index and the Wilshire 5000 Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Balanced vs. U.S. Balanced Mutual Fund Index, Salomon Smith Barney BIG Bond Index and Wilshire 5000 Index

Wealth Value with Dividends Reinvested

              UBS Investment Funds - U.S. Balanced   U.S. Balanced Mutual Fund Index   Salomon BIG Index     Wilshire 5000
07/31/95                    $10,000                             $10,000                    $10,000              $10,000
12/31/95                    $10,841                             $10,876                    $10,994              $10,653
12/31/96                    $12,018                             $12,496                    $13,326              $11,040
12/31/97                    $13,540                             $15,433                    $17,496              $12,102
12/31/98                    $14,835                             $18,342                    $21,595              $13,157
12/31/99                    $13,732                             $21,032                    $26,683              $13,046
12/31/00                    $15,351                             $20,347                    $23,776              $14,559

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Balanced Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy.........................................     0.92%
Capital Investment
  Capital Goods................................     2.24
  Electronic Components........................     2.99
  Technology...................................     0.71
                                                  ------
                                                    5.94

Basic Industries
  Chemicals....................................     1.44
  Housing/Paper................................     1.03
  Metals.......................................     1.00
                                                  ------
                                                    3.47

Computers
  Software.....................................     0.44
  Systems......................................     0.78
                                                  ------
                                                    1.22

Consumer
  Autos/Durables...............................     0.98
  Food/House Products..........................     1.26
  Health: Drugs................................     3.15
  Health: Non-Drugs............................     3.67
  Leisure/Tourism..............................     0.67
  Non-Durables.................................     0.29
  Retail/Apparel...............................     2.78
                                                  ------
                                                   12.80

Financial
  Banks........................................     3.89
  Non-Banks....................................     3.27
                                                  ------
                                                    7.16

Telecommunications
  Equipment....................................     0.17
  Services.....................................     2.05
                                                  ------
                                                    2.22

Transportation.................................     2.85%
Services/Miscellaneous.........................     3.46
Utilities......................................     2.17
                                                  ------
            Total U.S. Equities................    42.21*
U.S. BONDS
Corporate Bonds
  Airlines.....................................     0.42
  Building Materials...........................     0.43
  Consumer.....................................     0.15
  Financial Services...........................     0.64
  Retail/Apparel...............................     0.22
  Technology...................................     0.40
  Telecommunications...........................     1.23
  Utilities....................................     0.62
                                                  ------
             Total U.S. Corporate Bonds........     4.11

Asset-Backed...................................     1.54
Corporate Mortgage-Backed Securities...........     1.33
International Dollar Bonds.....................     1.10
U.S. Gov't. Mortgage-Backed Securities.........    13.80
U.S. Government Obligations....................    28.87
                                                  ------
             Total U.S. Bonds..................    50.75*

SHORT-TERM INVESTMENTS.........................     8.08*
                                                  ------
             TOTAL INVESTMENTS.................   101.04
LIABILITIES, LESS
  CASH AND OTHER ASSETS........................    (1.04)
                                                  ------
NET ASSETS.....................................   100.00%
                                                  ======

--------------------------------------------------------------------------------
*The Fund held a long position in U.S. Treasury futures on December 31, 2000 which increased U.S. Bond exposure from 50.75% to 55.12%. The Fund also held a short position in stock index futures which reduced U.S. Equity exposure from 42.21% to 39.39%. These two adjustments result in a net decrease in the Fund's exposure to Short-Term Investments from 8.08% to 6.53%.


Asset Allocation

As of December 31, 2000 (Unaudited)
                                     Current
                  Benchmark         Strategy
--------------------------------------------
U.S. Equities        65%               40%
U.S. Bonds           35                60
--------------------------------------------
                    100%              100%

Top Ten U.S. Equity Holdings

As of December 31, 2000 (Unaudited)

                                         Percent of
                                         Net Assets
---------------------------------------------------
 1. Allergan, Inc.                           1.55%
 2. Burlington Northern Santa Fe Corp.       1.53
 3. Wells Fargo and Co.                      1.31
 4. Electronic Data Systems Corp.            1.17
 5. FedEx Corp.                              1.11
 6. Freddie Mac                              1.04
 7. Masco Corp.                              1.00
 8. GPU, Inc.                                0.96
 9. Alza Corp.                               0.93
10. First Data Corp.                         0.91
-------------------------------------------------

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                           Shares       Value
                                                           ------       -----
U.S. Equities - 42.21%
Advanced Micro Devices, Inc. (b)......................      6,500   $   89,781
Allergan, Inc.........................................      1,900      183,944
Alza Corp. (b)........................................      2,600      110,500
American General Corp.................................        700       57,050
American Standard Cos., Inc. (b)......................      1,000       49,312
Baxter International, Inc.............................      1,200      105,975
Burlington Northern Santa Fe Corp.....................      6,400      181,200
Cardinal Health, Inc..................................        800       79,700
Carnival Corp., Class A...............................      2,600       80,112
Chase Manhattan Corp..................................      1,300       59,069
CIGNA Corp............................................        800      105,840
Citigroup, Inc........................................        686       35,029
Clear Channel Communications (b)......................        700       33,906
CMS Energy Corp.......................................      1,200       38,025
CommScope, Inc. (b)...................................      1,200       19,875
Compaq Computer Corp..................................      4,000       60,200
Computer Sciences Corp. (b)...........................        200       12,025
Compuware Corp. (b)...................................      5,600       35,000
COR Therapeutics, Inc. (b)............................      1,000       35,188
Dow Chemical Co.......................................      1,000       36,625
Eastman Chemical Co...................................        400       19,500
Electronic Data Systems Corp..........................      2,400      138,600
Emerson Electric Co...................................      1,300      102,456
Entergy Corp..........................................      1,000       42,313
Exelon Corp...........................................        900       63,189
Exxon Mobil Corp......................................        800       69,550
Federated Department Stores, Inc. (b).................        900       31,500
FedEx Corp. (b).......................................      3,300      131,868
First Data Corp.......................................      2,058      108,431
FleetBoston...........................................      2,005       75,313
Freddie Mac...........................................      1,800      123,975
Gateway, Inc. (b).....................................      1,800       32,382
GATX Corp.............................................        500       24,938
General Mills, Inc....................................      1,600       71,300
Genzyme General (b)...................................        800       71,950
GPU, Inc..............................................      3,100      114,119
GreenPoint Financial Corp.............................      2,400       98,250
Household International, Inc..........................      1,200       66,000
Illinois Tool Works, Inc..............................      1,700      101,256
IMC Global, Inc.......................................      2,700       42,019
Johnson & Johnson Co..................................        900       94,556
Johnson Controls, Inc.................................        400       20,800
Kimberly-Clark Corp...................................        500       35,345
Kroger Co. (b)........................................      1,700       46,006
Lear Corp. (b)........................................      1,800       44,662
Lincoln National Corp.................................        500       23,656
LSI Logic Corp. (b)...................................      2,000       34,180
Lyondell Chemical Co..................................      1,600       24,500
Martin Marietta Materials, Inc........................      1,036       43,823
Masco Corp............................................      4,600      118,162
Mattel, Inc...........................................      5,000       72,200
Mead Corp.............................................      1,200       37,650
Microsoft Corp. (b)...................................      1,200       52,200
Motorola, Inc.........................................      2,415       48,904
National Semiconductor Corp. (b)......................      2,700       54,337
New York Times Co.....................................        600       24,038
Newell Rubbermaid, Inc................................      2,600       59,150
Nextel Communications, Inc. (b).......................      2,800       69,300
Pentair, Inc..........................................      1,400       33,863
PepsiCo, Inc..........................................        700       34,694
PNC Financial Services Corp...........................      1,000       73,062
Praxair, Inc..........................................      1,100       48,812
Raytheon Co., Class B.................................      1,800       55,912
Sara Lee Corp.........................................      3,200       78,600
SBC Communications, Inc...............................      2,100      100,275
SCI Systems, Inc. (b).................................      1,000       26,375
St. Jude Medical, Inc. (b)............................        500       30,719
Target Corp...........................................      1,600       51,600
Tellabs, Inc. (b).....................................      1,300       73,450
Texas Instruments, Inc................................      1,000       47,375
Ultramar Diamond Shamrock Corp........................      1,290       39,829
UnitedHealth Group, Inc...............................      1,600       98,200
Viad Corp.............................................      1,200       27,600
W.W. Grainger, Inc....................................      1,400       51,100
Wal-Mart Stores, Inc..................................      1,300       69,062
Wells Fargo and Co....................................      2,800      155,925
XL Capital Ltd........................................        500       43,688
York International Corp...............................      1,000       30,688
                                                                    ----------
Total U.S. Equities (Cost $4,662,457).................               5,011,563
                                                                    ----------

                                                           Face
                                                          Amount
                                                         --------
U.S. Bonds - 50.75%
U.S. Corporate Bonds - 4.11%
Capital One Bank, Bank Note,
  8.250%, due 06/15/05................................ $   25,000       25,284
Florida Power & Light Co.,
  6.875%, due 12/01/05................................     50,000       51,193
Lowe's Cos., Inc.
  7.500%, due 12/15/05................................     50,000       51,005
  8.250%, due 06/01/10................................     25,000       26,308
News America Holdings,
  7.750%, due 12/01/45................................     20,000       17,262
Pacific Gas & Electric Co.,
  7.050%, due 03/01/24................................     30,000       22,584
PanAmSat Corp.,
  6.000%, due 01/15/03................................    100,000       96,724
Pharmacia Corp.,
  6.600%, due 12/01/28................................     50,000       47,476
Qwest Capital Funding, Inc., 144A,
  7.900%, due 08/15/10................................     25,000       25,644
Sprint Capital Corp.,
  6.875%, due 11/15/28................................     30,000       23,998
United Airlines, Inc., E.E.T.C.,
  7.811%, due 10/01/09................................     50,000       50,300
Verizon Global Funding Corp., 144A,
  7.750%, due 12/01/30................................     50,000       50,876
                                                                     ---------
                                                                       488,654
                                                                     ---------

                 U.S. Balanced Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                  Face
                                                 Amount            Value
                                              ------------     ------------

International Dollar Bonds - 1.10%
Empresa Nacional de Electricidad S.A.,
   8.125%, due 02/01/97....................   $    100,000     $     76,617
United Mexican States Global,
   9.875%, due 02/01/10....................         50,000           53,650
                                                               ------------
                                                                    130,267
                                                               ------------

Asset-Backed Securities - 1.54%
Peco Energy Transition Trust, 99-A3,
   Class A7, 6.130%, due 03/01/09..........        110,000          108,606
Vanderbilt Mortgage Finance,
   8.255%, due 05/07/17....................         70,000           74,626
                                                               ------------
                                                                    183,232
                                                               ------------

Corporate Mortgage-Backed
Securities - 1.33%
DLJ Commercial Mortgage Corp.
   7.300%, due 06/10/09....................         24,999           26,323
   7.340%, due 09/10/09....................         20,000           21,201
LB Commercial Conduit Mortgage Trust,
   99-C1, Class A1, 6.410%, due 08/15/07...         84,295           85,065
Morgan Stanley Capital I,
   6.710%, due 12/15/31....................         25,000           25,438
                                                               ------------
                                                                    158,027
                                                               ------------

U.S. Government Mortgage-
   Backed Securities - 13.80%
Federal Home Loan Mortgage Corp., Gold
   6.500%, due 04/01/29....................        743,176          732,857
   8.500%, due 05/01/30....................         37,784           38,931
   9.000%, due 07/01/30....................        258,277          266,808
Federal National Mortgage Assoc.,
   97-72, Class EG,
   0.000%, due 09/25/22 (b)................         96,141           92,231
Federal National Mortgage Association,
   7.125%, due 06/15/10....................        170,000          184,086
Government National Mortgage Association
   6.000%, due 02/20/29....................        122,416          118,383
   7.000%, due 12/15/23....................        114,321          115,261
   7.500%, due 10/15/29....................         88,575           90,030
                                                               ------------
                                                                  1,638,587
                                                               ------------

U.S. Government Obligations - 28.87%
U.S. Treasury Inflation Indexed Note,
   3.875%, due 04/15/29....................      1,940,000        2,105,045
U.S. Treasury Note
   5.625%, due 05/15/08....................        390,000          400,597
   6.625%, due 05/31/02....................        665,000          676,405
   6.625%, due 02/15/27....................        120,000          137,029
   7.000%, due 07/15/06....................        100,000          108,870
                                                               ------------
                                                                  3,427,946
                                                               ------------
Total U.S. Bonds (Cost $5,865,869).........                       6,026,713
                                                               ------------

                                                 Shares
                                              ------------

Short-Term Investments - 8.08%
Investment Companies - 5.99%
Brinson Supplementary Trust
   U.S. Cash Management Prime Fund.........        711,147          711,147
                                                               ------------

                                                  Face
                                                 Amount
                                              ------------
U.S. Government Obligations - 2.09%
U.S. Treasury Bill, due 02/08/01...........   $    250,000          248,540
                                                               ------------

Total Short-Term Investments
   (Cost $959,549).........................                         959,687
                                                               ------------

Total Investments
   (Cost $11,487,875) - 101.04% (a)........                      11,997,963

Liabilities, less cash and
   other assets - (1.04%)..................                        (123,714)
                                                               ------------
Net Assets - 100%..........................                    $ 11,874,249
                                                               ============


              See accompanying notes to schedule of investments.

                 U.S. Balanced Fund - Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $11,487,875; and net unrealized appreciation consisted of:

                Gross unrealized appreciation...............................    $ 912,634
                Gross unrealized depreciation...............................     (402,546)
                                                                                ---------
                         Net unrealized appreciation........................    $ 510,088
                                                                                =========

(b) Non-income producing security

E.E.T.C.: Enhanced Equipment Trust Certificate
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $76,520 or 0.64% of net assets.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 2000:

                                                              Expiration        Cost/      Current     Unrealized
                                                                 Date         Proceeds      Value          Gain
                                                              ----------     ----------    --------    -----------
         U.S. Interest Rate Futures Buy Contracts:
         5 Year U.S. Treasury Notes, 4 contracts...........   March 2001     $ 411,012     $414,250       $ 3,238
         30 Year U.S. Treasury Bonds, 1 contract...........   March 2001       104,538      104,625            87

         Index Futures Sale Contracts:
         Standard & Poor's 500, 1 contract.................   March 2001       349,095      333,750        15,345
                                                                                                          -------
                Total......................................                                               $18,670
                                                                                                          =======

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $248,540.

                See accompanying notes to financial statements.

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its performance inception on July 31, 1995, the UBS Investment Fund - U.S. Equity has provided an annualized return of 13.96%, compared to the 17.34% return of its benchmark, the Wilshire 5000 Equity Index. For the year 2000, the Fund's total return of 2.61% compared favorably to the -10.89% return for its benchmark.

The U.S. equity market, as measured by the broad Wilshire 5000 Index, had the worst year since 1974, driven by a sharp decline in the largest capitalization stocks and the technology sector. Stock markets around the world have weakened significantly in consideration of what appears to be the first synchronized global slowdown since 1974. Investors are concerned about excess capacity, weak pricing power, credit problems and low or little inflation with episodes of deflation. The year 2000 proved that diversification is important. Investors that were heavily weighted in technology, media and telecommunications (TMT) stocks endured a steep plunge. The Nasdaq Composite declined 39% for the full year and is now back to where it was in 1998, erasing two years of gains. Downward earnings revisions in technology stocks during the fourth quarter made investors realize that they were paying high multiples for what may be peak earnings and margins.

The Fund outperformed its benchmark in 2000 with the best year for relative return since its inception in 1994. The sources of this performance include positive attribution from market exposure, risk factors, industry factors and stock selection. Market exposure (average beta of .88) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. Risk factors added significantly to the Fund's performance for the year. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Industry factors added to active returns for the year. The most positive industry position was the underweight to the internet sector, which meaningfully underperformed as investors retreated from stocks with very high prices and little, if any, earnings support. Our fund overweight in the medical products industry added to performance for the year, as these stocks benefited from the market rotation into more defensive areas of the economy with good relative earnings prospects. Stock selection had a significant positive impact on active returns for the full year. Among the best large capitalization performers were UnitedHealth Group, Emerson Electric, Carnival Cruise, Cigna and Kimberly-Clark. Poor performers were mainly technology stocks, including Compuware, Gateway, Lexmark and Compaq, and also FedEx. In the intermediate capitalization segment, top performers include Fort James, Alza, Exelon, Southdown, St. Jude and Greenpoint Financial while Unisys, Motorola, Pentair, Circuit City and Owens-Illinois were among the worst.

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Fund


Total Return


                                                                      6 months     1 Year     3 Year     5 Year   Inception*
                                                                        ended       ended      ended      ended        to
                                                                     12/31/00     12/31/00   12/31/00   12/31/00   12/31/00
------------------------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Equity                                      7.76%       2.61%      4.92%     12.37%       13.96%
------------------------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index                                           -10.14      -10.89      10.76      16.68        17.34
------------------------------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - U.S. Equity is
7/31/95.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Equity and the Wilshire 5000 Equity Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Equity
vs. Wilshire 5000 Equity Index

Wealth Value with Dividends Reinvested

                                 UBS Investment Fund -        Wilshire 5000 Equity Index
                                 U.S. Equity
   7/31/95                            10,000                             10,000
  12/31/95                            11,335                             10,994
  12/31/96                            14,157                             13,326
  12/31/97                            17,587                             17,496
  12/31/98                            20,737                             21,595
  12/31/99                            19,800                             26,683
12/31/2000                            20,300                             23,776

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy..................................     2.14%
Capital Investment
   Capital Goods........................     4.56
   Electronic Components................     7.56
                                           ------
                                            12.12

Basic Industries
   Chemicals............................     3.59
   Housing/Paper........................     2.41
   Metals...............................     2.32
                                           ------
                                             8.32

Computers
   Software.............................     1.73
   Systems..............................     1.81
                                           ------
                                             3.54

Consumer
   Autos/Durables.......................     2.36
   Food/House Products..................     2.96
   Health: Drugs........................     7.35
   Health: Non-Drugs....................     8.56
   Leisure/Tourism......................     1.57
   Non-Durables.........................     0.67
   Retail/Apparel.......................     6.87
                                           ------
                                            30.34

Financial
   Banks................................     9.10
   Non-Banks............................     7.84
                                           ------
                                            16.94

Telecommunications......................     5.68
Transportation..........................     6.57
Services/Miscellaneous..................     7.94
Utilities...............................     4.82
                                           ------
        Total U.S. Equities.............    98.41*

SHORT-TERM INVESTMENTS..................     1.59*
                                           ------
        TOTAL INVESTMENTS...............   100.00
CASH AND OTHER ASSETS,
   LESS LIABILITIES.....................        -
                                           ------
NET ASSETS..............................   100.00%
                                           ======


*The Fund held a long position in stock index futures which increased U.S. Equity exposure from 98.41% to 99.80%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 1.59% to 0.20%.

Top Ten U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                               Percent of
                                               Net Assets
---------------------------------------------------------
 1.   Allergan, Inc.                               3.66%
 2.   Burlington Northern Santa Fe Corp.           3.54
 3.   Wells Fargo and Company                      3.01
 4.   Electronic Data Systems Corp.                2.65
 5.   FedEx Corp.                                  2.59
 6.   Freddie Mac                                  2.48
 7.   Masco Corp.                                  2.32
 8.   CIGNA Corp.                                  2.19
 9.   First Data Corp.                             2.15
10.   Alza Corp.                                   2.11
---------------------------------------------------------

                  U.S. Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                               Shares           Value
                                            ------------    ------------
U.S. Equities - 98.41%
Advanced Micro Devices, Inc. (b)...........       183,900   $  2,540,119
Allergan, Inc..............................        54,400      5,266,600
Alza Corp. (b).............................        71,400      3,034,500
American General Corp......................        19,900      1,621,850
American Standard Cos., Inc. (b)...........        29,100      1,434,994
Baxter International, Inc..................        33,600      2,967,300
Burlington Northern Santa Fe Corp..........       179,900      5,093,419
Cardinal Health, Inc.......................        22,700      2,261,487
Carnival Corp., Class A....................        73,100      2,252,394
Chase Manhattan Corp.......................        36,000      1,635,750
CIGNA Corp.................................        23,750      3,142,125
Citigroup, Inc.............................        20,461      1,044,790
Clear Channel Communications (b)...........        19,000        920,313
CMS Energy Corp............................        33,150      1,050,441
CommScope, Inc. (b)........................        32,700        541,594
Compaq Computer Corp.......................       112,500      1,693,125
Computer Sciences Corp. (b)................         5,100        306,638
Compuware Corp. (b)........................       158,500        990,625
COR Therapeutics, Inc. (b).................        27,600        971,175
Dow Chemical Co............................        28,000      1,025,500
Eastman Chemical Co........................        11,450        558,188
Electronic Data Systems Corp...............        66,000      3,811,500
Emerson Electric Co........................        37,100      2,923,944
Entergy Corp...............................        29,200      1,235,525
Exelon Corp................................        26,300      1,846,523
Exxon Mobil Corp...........................        22,300      1,938,706
Federated Department Stores, Inc. (b)......        26,900        941,500
FedEx Corp. (b)............................        93,100      3,720,276
First Data Corp............................        58,630      3,089,068
FleetBoston................................        57,255      2,150,641
Freddie Mac................................        51,700      3,560,837
Gateway, Inc. (b)..........................        50,900        915,691
GATX Corp..................................        12,800        638,400
General Mills, Inc.........................        46,500      2,072,156
Genzyme General (b)........................        22,050      1,983,122
GPU, Inc...................................        76,000      2,797,750
GreenPoint Financial Corp..................        69,100      2,828,781
Household International, Inc...............        33,600      1,848,000
Illinois Tool Works, Inc...................        47,100      2,805,394
IMC Global, Inc............................        76,700      1,193,644
Johnson & Johnson Co.......................        25,400      2,668,587
Johnson Controls, Inc......................        12,100        629,200
Kimberly-Clark Corp........................        13,650        964,918
Kroger Co. (b).............................        48,700      1,317,944
Lear Corp. (b).............................        51,650      1,281,566
Lincoln National Corp......................        14,400        681,300
LSI Logic Corp. (b)........................        55,200        943,368
Lyondell Chemical Co.......................        44,750        685,234
Martin Marietta Materials, Inc.............        29,807      1,260,836
Masco Corp.................................       129,600      3,329,100
Mattel, Inc................................       140,400      2,027,376
Mead Corp..................................        33,800      1,060,475
Microsoft Corp. (b)........................        34,300      1,492,050
Motorola, Inc..............................        66,923      1,355,191
National Semiconductor Corp. (b)...........        75,400      1,517,425
New York Times Co..........................        15,600        624,975
Newell Rubbermaid, Inc.....................        73,100      1,663,025
Nextel Communications, Inc. (b)............        79,200      1,960,200
Pentair, Inc...............................        38,200        923,962
PepsiCo, Inc...............................        19,300        956,556
PNC Financial Services Corp................        29,300      2,140,731
Praxair, Inc...............................        38,300      1,699,562
Raytheon Co., Class B......................        50,550      1,570,209
Sara Lee Corp..............................        89,100      2,188,519
SBC Communications, Inc....................        59,400      2,836,350
SCI Systems, Inc. (b)......................        27,400        722,675
St. Jude Medical, Inc. (b).................        15,400        946,137
Target Corp................................        45,500      1,467,375
Tellabs, Inc. (b)..........................        35,600      2,011,400
Texas Instruments, Inc.....................        29,300      1,388,087
Ultramar Diamond Shamrock Corp.............        37,018      1,142,931
UnitedHealth Group, Inc....................        45,200      2,774,150
Viad Corp..................................        35,350        813,050
W.W. Grainger, Inc.........................        40,700      1,485,550
Wal-Mart Stores, Inc.......................        36,100      1,917,812
Wells Fargo and Co.........................        77,700      4,326,919
XL Capital Ltd.............................        14,000      1,223,250
York International Corp....................        27,000        828,563
                                                            ------------
Total U.S. Equities (Cost $115,470,917)....                  141,480,943
                                                            ------------

Short-Term Investments -1.59%
Investment Companies - 0.90%
Brinson Supplementary Trust U.S.

   Cash Management Prime Fund.................  1,289,380      1,289,380
                                                            ------------

                                                 Face
                                                Amount
                                              -----------
U.S. Government Obligations - 0.69%
U.S. Treasury Bill, due 02/08/01...........   $ 1,000,000        994,162
                                                            ------------

Total Short-Term Investments
   (Cost $2,282,988).......................                    2,283,542
                                                            ------------

Total Investments
   (Cost $117,753,905) - 100.00% (a).......                  143,764,485

Cash and other assets,
   less liabilities - 0.00%................                        5,579
                                                            ------------
Net Assets - 100%..........................                 $143,770,064
                                                            ============

              See accompanying notes to schedule of investments.

                  U.S. Equity Fund -- Schedule of Investments


December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $117,753,905; and net unrealized appreciation consisted of:

        Gross unrealized appreciation...........................   $ 38,426,125
        Gross unrealized depreciation...........................    (12,415,545)
                                                                   ------------
             Net unrealized appreciation........................   $ 26,010,580
                                                                   ============

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Equity Fund had the following open futures contracts as of December 31, 2000:

                                                                 Expiration                 Current    Unrealized
                                                                    Date        Cost         Value        Gain
                                                                 ----------  ----------    ----------  -----------
        Index Futures Buy Contracts:
        Standard & Poor's 500, 6 contracts....................   March 2001  $1,979,523    $2,002,500      $22,977

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 2000 was $994,162.

                See accompanying notes to financial statements.

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its performance inception on April 30, 1998, the UBS Investment Fund - U.S. Large Cap Equity has provided an annualized return of -1.97%, compared to the 8.04% return of its benchmark, the S&P 500 Equity Index. For the year 2000, the Fund's total return of 1.61% compared favorably to the -9.10% return for its benchmark.

The U.S. equity market, as measured by the S&P 500 Index, had the worst year since 1974, driven by a sharp decline concentrated in the largest capitalization stocks and the technology sector. The largest quintile of stocks by market capitalization (73% of the S&P 500) ranked last for the first time in 10 years, and was negative while all other size categories showed positive returns. Technology was the worst performing sector, and dropped from 34% of the S&P 500 Index to 22%. Technology had been regarded as a safe haven with good earnings visibility until several industry leaders such as Intel and IBM issued earnings warnings for the fourth quarter and 2001. These warnings reminded investors that technology stocks are cyclical growth companies with low long-term predictability, and are thus subject to cyclical factors such as the level of capital spending by customers who tend to cut spending when their own cash flow levels are declining. Capital spending could decline sharply, and, if it reverses, will have a greater impact on GDP than in the past.

The Fund outperformed its benchmark in 2000 with the best year for relative return since its inception in 1998. The sources of this performance include positive attribution from market exposure, risk factors and stock selection, only offset by slightly negative returns from industry factors. Market exposure (average beta of .92) added to the Fund's relative performance in the weak market environment that characterized most of the year 2000. The most significant positive factor was the underexposure to size. Our Fund was very underweighted in the largest stocks that dominate the major market benchmarks. During the year, the disparity between large and small market capitalization stocks that had developed during 1999 and early 2000 began to dissipate as many of the largest capitalization stocks underperformed significantly. Stock selection had a significant positive impact on active returns for the full year. The strongest contributors were UnitedHealth Group, Emerson Electric, Cigna, SBC Communications and Kimberly-Clark while the worst were Compuware, Gateway, Lexmark, FedEx and Advanced Micro Devices. Industry exposures had a small negative effect on active returns for the year 2000. The underweight to Internet stocks and to the telephone service companies and the overweight to the electric utility industry added positively to performance attribution. This positive effect was more than offset by the negative impact of the Fund underweight to the drug industry.

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                                               6 months      1 year    Inception*
                                                                                 ended        ended        to
                                                                               12/31/00     12/31/00    12/31/00
----------------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Large Cap Equity                                      10.21%       1.61%      -1.97%
----------------------------------------------------------------------------------------------------------------
S&P 500 Equity Index                                                             -8.72       -9.10        8.04
----------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - U.S. Large Cap Equity is 4/30/98.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Large Cap Equity and the S&P 500 Equity Index if you had invested $10,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Large Cap Equity vs. S&P 500 Equity Index

Wealth Value with Dividends Reinvested

                      UBS Investment Fund -          S&P 500 Equity Index
                      U.S. Large Cap Equity
   4/30/98                   10,000                         10,000
   6/30/98                    9,968                         10,227
  12/31/98                   10,529                         11,171
   6/30/99                   11,349                         12,555
  12/31/99                    9,331                         13,522
 6/30/2000                    8,603                         13,465
12/31/2000                    9,482                         12,291

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Cap Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy..........................             4.01%

Capital Investment
   Capital Goods................             2.77
   Electric Components..........             6.46
                                           ------
                                             9.23

Basic Industries
   Chemicals....................             1.62
   Metals.......................             3.25
                                           ------
                                             4.87

Computers
   Software.....................             2.20
   Systems......................             2.05
                                           ------
                                             4.25

Consumer
   Food/House Products..........             3.28
   Health: Drugs................             6.69
   Health: Non-Drugs............             8.82
   Leisure/Tourism..............             2.15
   Non-Durables.................             0.99
   Retail/Apparel...............             8.11
                                           ------
                                            30.04

Financial
   Banks........................             7.60
   Non-Banks....................             9.40
                                           ------
                                            17.00

Telecommunications..............             5.09
Transportation..................             5.21
Utilities.......................             1.20
Services/Miscellaneous..........             7.28
                                           ------
        Total U.S. Equities.....            88.18*

SHORT-TERM INVESTMENTS..........            11.88*
                                           ------
        TOTAL INVESTMENTS.......           100.06
LIABILITIES, LESS CASH AND
   OTHER ASSETS.................            (0.06)
                                           ------
NET ASSETS......................           100.00%
                                           ======

--------------------------------------------------------------------------------
* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 88.18% to 93.73%. This adjustment results in a net decrease in the Fund's exposure to Short-Term Investments from 11.88% to 6.33%.


Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)

                                       Percent of
                                       Net Assets
-------------------------------------------------
 1. Freddie Mac                             3.43%
 2. Wells Fargo and Co.                     3.42
 3. Baxter International, Inc.              3.38
 4. CIGNA Corp.                             3.30
 5. Masco Corp.                             3.25
 6. Burlington Northern Santa Fe Corp.      3.15
 7. First Data Corp.                        2.98
 8. Emerson Electric Co.                    2.88
 9. Johnson & Johnson Co.                   2.79
10. Illinois Tool Works, Inc.               2.77
-------------------------------------------------

             U.S. Large Cap Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                            Shares        Value
                                           --------    -----------
U.S. Equities - 88.18%
Abbott Laboratories.....................      1,900    $    92,031
Advanced Micro Devices, Inc. (b)........      4,700         64,919
Allergan, Inc...........................      1,000         96,812
American Electric Power Co., Inc........      2,760        128,340
American General Corp...................      1,200         97,800
Baxter International, Inc...............      2,300        203,119
Bristol-Myers Squibb Co.................      1,000         73,938
Burlington Northern Santa Fe Corp.......      6,700        189,694
Cardinal Health, Inc....................      1,400        139,475
Carnival Corp., Class A.................      4,200        129,412
CIGNA Corp..............................      1,500        198,450
Citigroup, Inc..........................      1,246         63,624
Clear Channel Communications (b)........      1,000         48,438
Compaq Computer Corp....................      5,200         78,260
Compuware Corp. (b).....................      9,300         58,125
Electronic Data Systems Corp............      2,300        132,825
Emerson Electric Co.....................      2,200        173,387
Entergy Corp............................      1,700         71,931
Exxon Mobil Corp........................      1,300        113,019
FedEx Corp. (b).........................      3,100        123,876
First Data Corp.........................      3,400        179,137
FleetBoston.............................      3,385        127,149
Freddie Mac.............................      3,000        206,625
Gateway, Inc. (b).......................      2,500         44,975
General Mills, Inc......................      2,000         89,125
Household International, Inc............      1,400         77,000
Illinois Tool Works, Inc................      2,800        166,775
Johnson & Johnson Co....................      1,600        168,100
Kroger Co. (b)..........................      3,600         97,425
Masco Corp..............................      7,600        195,225
Mattel, Inc.............................      8,200        118,408
Microsoft Corp. (b).....................      1,700         73,950
Motorola, Inc...........................      2,000         40,500
National Semiconductor Corp. (b)........      3,700         74,463
Newell Rubbermaid, Inc..................      4,300         97,825
PepsiCo, Inc............................      1,200         59,475
PNC Financial Services Corp.............      1,700        124,206
Praxair, Inc............................      2,200         97,625
Sara Lee Corp...........................      4,400        108,075
SBC Communications, Inc.................      3,200        152,800
Target Corp.............................      2,600         83,850
Tellabs, Inc. (b).......................      2,000        113,000
Texas Instruments, Inc..................      1,600         75,800
UnitedHealth Group, Inc.................      2,600        159,575
Wal-Mart Stores, Inc....................      1,700         90,313
Wells Fargo and Co......................      3,700        206,044
                                                       -----------
Total U.S. Equities (Cost $4,827,214)...                 5,304,920
                                                       -----------

Short Term Investments - 11.88%
Investment Companies - 10.23%
Chase Vista U.S. Government
   Money Market Fund..................      615,420        615,420
                                                       -----------

                                             Face
                                            Amount
                                           --------
U.S. Government Obligations - 1.65%
U.S. Treasury Bill, due 02/08/01......  $   100,000         99,416
                                                       -----------

Total Short-Term Investments
   (Cost $714,781)....................                     714,836
                                                       -----------
Total Investments
   (Cost $5,541,995) - 100.06% (a)....                   6,019,756

Liabilities, less cash and
   other assets - (0.06%).............                      (3,687)
                                                       -----------
Net Assets - 100%.....................                 $ 6,016,069
                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $5,541,995; and net unrealized appreciation consisted of:

       Gross unrealized appreciation...............................   $ 956,082
       Gross unrealized depreciation...............................    (478,321)
                                                                      ---------
           Net unrealized appreciation.............................   $ 477,761
                                                                      =========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Cap Equity Fund had the following open futures contracts as of December 31, 2000:

                                                                     Expiration                Current   Unrealized
                                                                        Date         Cost       Value      Loss
                                                                     ----------    -------    ---------  ----------
     Index Futures Buy Contracts:
     Standard & Poor's 500, 1 contract..........................     March 2001    $349,107   $333,750    $(15,357)

The aggregate market value of investments pledged to cover margin requirements for the open futures positions December 31, 2000 was $99,416.

                See accompanying notes to financial statements.

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

In 2000, the UBS Investment Fund - U.S. Large Cap Growth outperformed its benchmark, the Russell 1000 Growth Index by 561 basis points (-16.81% compared to -22.42%). The Fund has provided an annualized return of 4.64% since its performance inception on December 31, 1998, compared to a 1.64% return of its benchmark.

For the first time in several years, growth strategies lagged the general market meaningfully, with the S&P 500 beating the Russell 1000 Growth Index by over 13%. The major factor contributing to this disparity was the substantial correction in the technology sector of the market, which by mid-year of 2000 represented over 55% of the Russell 1000 Growth Index compared to 35% of the S&P
500. As interest rates rose during the year putting pressure on stretched valuations, fundamental growth also began to slow due to a slowing economy and lack of availability of cheap equity capital. This culminated in a series of fundamental earnings and revenue disappointments in many areas including communication equipment, personal computers, and semiconductors.

In 2000, with some important growth sectors performing well, such as consumer staples, healthcare and sub-sectors of financials, which had been out of favor for one to two years because they could not compete with the hyper-growth expectations of technology. These companies attracted more attention in 2000 as the economy slowed down and earnings prospects became more defensive.

The Fund's performance benefited from the above dichotomies at the end of last year. We positioned it by underweighting technology and overweighting consumer staples, financials, energy and some portions of health care. In addition, our issue selection was an important contributor to outperformance although not as dramatic as in 1999. Our industry weightings and security selection resulted in a fund which had more value and less price momentum than the benchmark at the end of the year, but which also had less risk and thus performed relatively well in a declining market.

The year 2001 begins with more disappointments in technology and with new respect for other growth areas. The contrast with the end of last year could not be more dramatic. Furthermore, the market is dealing with a government under pressure to compromise on many issues. The Federal Reserve has shifted gears to halt the economic slide. While we have not yet acted to balance out our sector weights, the market has done some of this job for us. Nevertheless, we would anticipate being more active in this regard as the year wears on because the long-run case for global expansion in technology remains intact, promising to deliver superior earnings growth over time. In the meantime, individual issue selection will be extremely important for the foreseeable future.

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                  6 months                       1 year                      Inception*
                                                   ended                         ended                           to
                                                  12/31/00                      12/31/00                      12/31/00
-----------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Large Cap Growth       -19.73%                       -16.81%                         4.64%
-----------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index**                       -25.58                        -22.42                          1.64
-----------------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - U.S. Large Cap Growth is 12/31/98.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -U.S. Large Cap Growth and the Russell 1000 Growth Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 2000.

No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Large Cap Growth vs. Russell 1000 Growth Index

Wealth Value with Dividends Reinvested

                       UBS Investment Fund -           Russell 1000 Growth Index
                       U.S. Large Cap Growth
  12/31/98                    10,000                             10,000
   6/30/99                    11,698                             11,045
  12/31/99                    13,163                             13,316
 6/30/2000                    13,642                             13,880
12/31/2000                    10,949                             10,330

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. EQUITIES
Energy................................................      4.26%
Capital Investment
  Electric Components.................................     15.05
  Technology..........................................      3.37
                                                          ------
                                                           18.42

Computers
  Services............................................      2.56
  Software............................................      5.78
  Systems.............................................      9.98
                                                          ------
                                                           18.32

Consumer
  Autos/Durables......................................      2.15
  Health: Drugs.......................................     13.25
  Health: Non-Drugs...................................      7.40
  Non-Durables........................................      2.80
  Retail/Apparel......................................      9.64
                                                          ------
                                                           35.24

Financial
  Non-Banks...........................................      6.17%

Telecommunications....................................      7.72
Services/Miscellaneous................................      7.78
                                                          ------
            Total U.S. Equities.......................     97.91

SHORT-TERM INVESTMENTS................................      0.65
                                                          ------
            TOTAL INVESTMENTS.........................     98.56
CASH AND OTHER ASSETS, LESS LIABILITIES...............      1.44
                                                          ------
NET ASSETS............................................    100.00%
                                                          ======

--------------------------------------------------------------------------------

Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)
                                        Percent of
                                        Net Assets
--------------------------------------------------
 1. Pfizer, Inc.                            4.88%
 2. General Electric Co.                    3.91
 3. Cisco Systems, Inc.                     3.66
 4. Microsoft Corp.                         3.04
 5. Texas Instruments, Inc.                 2.76
 6. Schlumberger Ltd.                       2.61
 7. Wal-Mart Stores, Inc.                   2.60
 8. EMC Corp.                               2.56
 9. Intel Corp.                             2.50
10. AFLAC, Inc.                             2.19
------------------------------------------------

             U.S. Large Cap Growth Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                        Shares     Value
                                                        ------   ---------
U.S. Equities - 97.91%
AFLAC, Inc............................................   2,600   $ 187,687
Agilent Technologies, Inc. (b)........................   2,000     109,500
Allergan, Inc.........................................   1,100     106,494
Alltel Corp...........................................   1,600      99,900
Alza Corp. (b)........................................   2,200      93,500
America On-Line, Inc. (b).............................   4,500     156,600
American Express Co...................................   2,000     109,875
American International Group, Inc.....................   1,337     131,778
Amgen, Inc. (b).......................................   2,300     147,056
Analog Devices, Inc. (b)..............................   1,000      51,188
Anheuser-Busch Cos., Inc., Class A....................   2,900     131,950
Applera Corp-Applied Biosystems Group.................     900      84,656
Applied Material, Inc. (b)............................   2,000      76,375
AT&T Corp. - Liberty Media Goup, Inc. (b).............   7,712     104,594
Avon Products, Inc....................................   3,700     177,137
Boeing Co.............................................   2,800     184,800
Brocade Communications Systems (b)....................     600      55,088
Cisco Systems, Inc. (b)...............................   8,200     313,650
Citigroup, Inc........................................   3,233     165,085
Compaq Computer Corp..................................   7,900     118,895
Eli Lilly and Co......................................   1,000      93,063
EMC Corp. (b).........................................   3,300     219,450
Forest Laboratories,  Inc. (b)........................     300      39,863
Gap, Inc..............................................   3,100      79,050
General Electric Co...................................   7,000     335,562
Halliburton Co........................................   3,900     141,375
Immunex Corp. (b).....................................   3,700     150,312
Intel Corp............................................   7,100     214,775
International Business Machines Corp..................   1,600     136,000
JDS Uniphase Corp. (b)................................   1,600      66,700
Johnson & Johnson Co..................................   1,100     115,569
Kimberly-Clark Corp...................................   1,400      98,966
McGraw-Hill Companies,  Inc...........................   1,800     105,525
Merck & Co., Inc......................................   1,600     149,800
Merrill Lynch & Co....................................   1,800     122,737
Micron Technology, Inc. (b)...........................   4,300     152,650
Microsoft Corp. (b)...................................   6,000     261,000
Motorola, Inc.........................................   4,200      85,050
Novellus Systems, Inc. (b)............................   1,400      50,313
Oracle Corp. (b)......................................   5,500     159,844
Palm, Inc. (b)........................................   1,900      53,794
Pepsi Bottling Group, Inc.............................   2,700     107,831
Pfizer, Inc...........................................   9,100     418,600
Pharmacia Corp........................................   2,800     170,800
QUALCOMM, Inc. (b)....................................   2,100     172,594
RadioShack Corp.......................................   2,100      89,906
Safeway, Inc. (b).....................................   1,900     118,750
Schering Plough Corp..................................   1,500      85,125
Schlumberger Ltd......................................   2,800     223,825
Solectron Corp. (b)...................................   3,400     115,260
Sprint Corp. (b)......................................   1,300      26,569
Sun Microsystems, Inc. (b)............................   6,400     178,400
Target Corp...........................................   4,300     138,675
Tellabs, Inc. (b).....................................   2,400     135,600
Texas Instruments, Inc................................   5,000     236,875
Time Warner, Inc......................................     800      41,792
Tyco International Co.................................   3,000     166,500
VeriSign, Inc. (b)....................................     300      22,256
Veritas Software Corp. (b)............................     600      52,500
Viacom, Inc. (b)......................................   2,346     109,675
Wal-Mart Stores, Inc..................................   4,200     223,125
Walt Disney Co........................................   3,000      86,813
XO Communications, Inc. (b)...........................   2,100      37,406
                                                                ----------
Total U.S. Equities (Cost $9,203,973).................           8,396,083
                                                                ----------

Short-Term Investments - 0.65%
Investment Companies - 0.07%
Chase Vista U.S. Government Money
  Market Fund.........................................   6,056       6,056
                                                                ----------

                                                         Face
                                                        Amount
                                                        ------
U.S. Government Obligations - 0.58%
U.S. Treasury Bill, due 02/08/01...................... $50,000      49,688
                                                                ----------
Total Short-Term Investments (Cost $55,744)...........              55,744
                                                                ----------
Total Investments
  (Cost $9,259,717) - 98.56% (a)......................           8,451,827

Cash and other assets,
  less liabilities - 1.44%............................             123,740
                                                                ----------
Net Assets - 100%.....................................          $8,575,567
                                                                ==========


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $9,259,717; and net unrealized depreciation consisted of:

          Gross unrealized appreciation........................  $   903,663
          Gross unrealized depreciation........................   (1,711,553)
                                                                 -----------
               Net unrealized depreciation.....................  $  (807,890)
                                                                 ===========

(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds


The UBS Investment Fund - U.S. Small Cap Growth appreciated 21.49% in 2000, which was well ahead of a 22.43% loss for its benchmark, the Russell 2000 Growth Index. Since its inception on December 31, 1998, the Fund returned 30.63% annually, versus 5.36% for its benchmark.

The U.S. equity market went through a wild ride, with most major indices finishing the year near their 12-month low. In this environment, small capitalization stocks outperformed their large capitalization peers for the second consecutive year. Specifically, the small capitalization Russell 2000 declined 3.0%, while the large capitalization S&P 500 fell 9.0%. Within the small capitalization universe the Russell 2000 Growth Index tumbled 22.4%, whereas the Russell 2000 Value Index rose 22.8%. This dispersion of returns of small capitalization value over growth stocks is a record for a calendar year.

Small capitalization growth was strong in the first part of 2000, with the Internet craze and a strong IPO market contributing to a sharp run-up in stock prices through mid-March. The subsequent demise of technology, media and telecommunications (TMT) stocks gravely affected the Russell 2000 Growth Index for the remainder of the year, with technology stocks on average down almost 50% by year-end. Since TMT stocks accounted for an average weight of 44% of the Russell 2000 Growth Index in 2000, it is understandable why it was such a challenging year for small capitalization growth managers. Despite the carnage, there were areas of strength in the small capitalization universe, particularly in energy (+104%), health care (+34%), and financials (+25%).

The Fund outpaced its benchmark for several reasons. First, stock selection, particularly in technology, financial, and health care, was very effective in 2000, accounting for three-fourths of our outperformance last year. Second, the Fund benefited from good sector selection, in part due to the Fund's underweight in technology stocks after the first quarter. It also benefited from an overweight in the capital goods sector as well as from a number of strong initial public offerings early in the year. Stocks that helped performance in 2000 included Quest Diagnostics, Investors Financial Services, Waters Corp, Shaw Group, Elantec Semiconductor, and Tollgrade Communications. Stocks that detracted from performance included Vicinity, QRS, Spanish Broadcasting, Sykes Enterprises, Whitehall Jewellers, and Peregrine Systems. There were no strong sector themes in the Fund's best or worst stocks, though earnings disappointments were a common theme for most of the Fund's problem stocks.

After a tough year for small capitalization stocks in 2000, we look for a better year ahead. Historically, Federal Reserve rate cuts have boosted small capitalization equities. We also think record low relative valuations for small capitalization stocks provide plenty of upside over the next few years.

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                         6 months            1 year             Inception*
                                                          ended              ended                  to
                                                         12/31/00           12/31/00             12/31/00
---------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Small Cap Growth                -6.54%             21.49%              30.63%
---------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index**                               -23.37             -22.43                5.36
---------------------------------------------------------------------------------------------------------

  *Inception dates of the UBS Investment Fund - U.S. Small Cap Growth is
   12/31/98.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year represent average annualized returns.

The Fund invests in IPOs which may have a magnified impact on performance.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Small Cap Growth and the Russell 2000 Growth Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - U.S. Small Cap Growth vs. Russell 2000 Growth Index

Wealth Value with Dividends Reinvested

                    UBS Investment Fund -          Russell 2000 Growth Index
                    U.S. Small Cap Growth
12/31/98                   10,000                           10,000
 6/30/99                   10,386                           11,282
12/31/99                   14,057                           14,309
 6/30/00                   18,273                           14,485
12/31/00                   17,065                           11,100

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Small Cap Growth Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

U.S. EQUITIES
Energy..................................     5.64%
Capital Investment
         Electrical Components..........    10.63
         Technology.....................     4.12
                                           ------
                                            14.75

Basic Industries
         Housing/Paper..................     3.21
Computers
         Services.......................     3.03
         Software.......................     4.13
         Systems........................     0.11
                                           ------
                                             7.27

Consumer
         Autos/Durables.................     9.04
         Food/House Products............     1.75
         Health: Drugs..................     4.35
         Health: Non-Drugs..............    15.68
         Retail/Apparel.................     9.27
                                           ------
                                            40.09

Financial
         Banks..........................     4.69%
         Non-Banks......................     8.76
                                           ------
                                            13.45

Telecommunications
         Equipment......................     2.30
         Services.......................     1.49
                                           ------
                                             3.79

Transportation..........................     4.49
Services/Miscellaneous..................     5.06
                                           ------
                  Total U.S. Equities...    97.75

SHORT-TERM INVESTMENTS..................     2.32
                                           ------
                  TOTAL INVESTMENTS.....   100.07
LIABILITIES, LESS CASH AND
         OTHER ASSETS...................    (0.07)
                                           ------
NET ASSETS..............................   100.00%
                                           ======
--------------------------------------------------------------------------------

Top 10 U.S. Equity Holdings

As of December 31, 2000 (Unaudited)

                                                Percent of
                                                Net Assets
-----------------------------------------------------------
 1. Shaw Group, Inc.                               3.42%
 2. Investors Financial Services Corp.             3.18
 3. Quest Diagnostics, Inc.                        3.07
 4. Talbots, Inc. 2.50
 5. Patterson Dental Co.                           2.28
 6. Mercury Interactive Corp.                      1.99
 7. Patterson Energy, Inc. 1.98
 8. Expeditors International Washington, Inc.      1.94
 9. Career Education Corp. 1.83
10. Forward Air Corp.                              1.76
-----------------------------------------------------------



               U.S. Small Cap Growth Fund - Schedule of Investments

December 31, 2000  (Unaudited)

--------------------------------------------------------------------------------

                                                  Shares      Value
                                                 --------   ----------
U.S. Equities - 97.75%
3-Dimensional Pharmaceuticals, Inc. (b)........     3,300   $   48,881
About.com, Inc. (b)............................     4,900      131,994
ACT Manufacturing, Inc. (b)....................    20,500      322,875
Active Power, Inc. (b).........................     3,300       72,394
Administaff, Inc. (b)..........................    20,600      560,320
Anixter International, Inc. (b)................    18,200      393,575
Aurora Biosciences Corp. (b)...................     8,000      251,500
Blue Martini Software, Inc. (b)................     2,200       29,150
BreezeCom Ltd. (b).............................     4,150       59,397
C & D Technologies, Inc........................    14,800      639,175
C-COR.net Corp. (b)............................    21,500      208,953
Career Education Corp. (b).....................    23,600      923,350
Celeritek, Inc. (b)............................    15,800      602,375
Cell Therapeutics, Inc. (b)....................    15,400      693,962
Children's Place Retail Stores, Inc. (b).......     8,000      162,000
Cognex Corp. (b)...............................    20,900      462,412
Cognizant Technology Solutions Corp. (b).......    20,300      737,144
Computer Network Technology Corp. (b)..........     5,150      148,384
Copart, Inc. (b)...............................    30,500      655,750
COR Therapeutics, Inc. (b).....................    10,800      380,025
Cosine Communications, Inc. (b)................     4,200       58,275
Cost Plus, Inc. (b)............................    19,050      559,594
Credence Systems Corp. (b).....................    18,600      427,800
Cubist Pharmaceuticals, Inc. (b)...............    10,100      292,900
CV Therapeutics, Inc. (b)......................     7,600      537,700
Cytyc Corp. (b)................................    12,000      750,750
Datascope Corp.................................    11,400      390,450
Decode Genetics, Inc. (b)......................     2,500       26,250
Dendrite International, Inc. (b)...............    29,950      670,131
Eden Bioscience Corp. (b)......................     6,250      187,109
Elantec Semiconductor, Inc. (b)................    16,200      449,550
Emmis Communications Corp. (b).................     8,000      229,500
Equinix, Inc. (b)..............................    10,900       47,688
Exar Corp. (b).................................    21,000      650,672
Exfo Electro Optical Engineering, Inc. (b).....     2,300       60,088
Expeditors International of Washington, Inc....    18,200      977,112
Flextronics International Ltd. (b).............    15,126      431,091
Forward Air Corp. (b)..........................    23,800      888,037
Genomica Corp. (b).............................    15,500       81,859
Graco, Inc.....................................    16,700      690,962
Greater Bay Bancorp............................    20,000      820,000
Hain Celestial Group, Inc. (b).................    27,090      880,425
Hall Kinion & Associates, Inc. (b).............    32,200      648,025
Haverty Furniture Cos., Inc....................    16,700      164,913
HS Resources, Inc. (b).........................    19,000      805,125
I-Many, Inc. (b)...............................    11,500      143,031
Inamed Corp. (b)...............................    13,800      282,038
Inrange Technologies Corp. (b).................     3,000       50,813
Insight Enterprises, Inc. (b)..................    25,950      465,478
Insituform Technologies, Inc. (b)..............    22,000      877,250
Intersil Holding Corp. (b).....................     4,000       91,750
Investors Financial Services Corp..............    18,600    1,599,600
Ixia (b).......................................     2,000       45,750
Jack in the Box, Inc. (b)......................    23,500      691,781
Kenneth Cole Productions, Inc. (b).............    20,600      829,150
Kent Electronics Corp. (b).....................    29,300      483,450
Learning Tree International (b)................    13,700      678,150
Marvell Technology Group Ltd. (b)..............     2,400       52,650
Maverick Tube Corp. (b)........................    25,500      576,937
Meade Instruments Corp. (b)....................    15,200       99,750
Mercury Interactive Corp. (b)..................    11,100    1,001,775
Myriad Genetics, Inc. (b)......................     8,200      678,550
Network Engines, Inc. (b)......................     2,100        8,794
North Fork Bancorporation, Inc.................    28,900      709,856
NVR, Inc. (b)..................................     6,000      741,600
Oakley, Inc. (b)...............................    45,300      611,550
Omnivision Technologies, Inc. (b)..............     2,300        7,475
Pacific Sunwear of California, Inc. (b)........    19,050      488,156
Parlex Corp. (b)...............................    14,800      200,725
Parthus Technologies ADR (b)...................     2,600       68,250
Patterson Dental Co. (b).......................    33,900    1,148,362
Patterson Energy, Inc. (b).....................    26,800      998,300
Peregrine Systems, Inc. (b)....................    25,000      493,750
Pericom Semiconductor Corp. (b)................    39,000      721,500
Physiometrix, Inc. (b).........................    17,100      272,531
Planar Systems, Inc. (b).......................    29,000      721,375
Praecis Pharmaceuticals, Inc. (b)..............     8,800      257,400
Proton Energy Systems, Inc. (b)................     2,100       22,050
Proxim, Inc. (b)...............................    12,900      554,700
Quest Diagnostics, Inc. (b)....................    10,900    1,547,800
Register.com (b)...............................     3,000       21,000
ResMed, Inc. (b)...............................    21,400      853,325
Resonate, Inc. (b).............................     2,200       20,900
Richmond County Financial Corp.................    31,900      833,387
Rudolph Technologies, Inc. (b).................     1,600       48,300
Saba Software, Inc. (b)........................     3,150       49,613
Scios, Inc. (b)................................     9,100      209,869
Selectica, Inc. (b)............................     2,000       48,375
Shaw Group, Inc. (b)...........................    34,400    1,720,000
Sipex Corp. (b)................................    22,500      538,594
SMTC Corp. (b).................................     4,300       58,588
Stone Energy Corp. (b).........................    11,300      729,415
Stratos Lightwave, Inc. (b)....................     2,300       39,244
Swift Transportation Co., Inc. (b).............    19,900      394,269
Syncor International Corp-Del (b)..............    21,000      763,875
Talbots, Inc...................................    27,600    1,259,250
Tollgrade Communications, Inc. (b).............     7,900      288,350
Transmeta Corp. (b)............................       500       11,750
Trico Marine Services, Inc. (b)................    42,400      654,550
Triton Network Systems, Inc. (b)...............     2,300        7,188
Triton PCS Holdings, Inc. (b)..................     8,200      278,288
TTM Technologies, Inc. (b).....................     3,250       46,109
Vertex Pharmaceuticals, Inc. (b)...............     9,600      686,400
Vicinity Corp. (b).............................    16,300       48,391
Vintage Petroleum, Inc.........................    32,900      707,350
Waters Corp. (b)...............................     5,500      459,250
Zebra Technologies Corp., Class A (b)..........    11,900      485,483
Zoll Medical Corp. (b).........................    15,200      532,950
                                                           -----------
Total U.S. Equities (Cost $42,059,835).........             49,225,762
                                                           ===========

             U.S. Small Cap Growth Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Shares         Value
                                                   --------     -----------
U.S. Equities - 97.75%
3-Dimensional Pharmaceuticals, Inc. (b)...........    3,300     $    48,881
About.com, Inc. (b)...............................    4,900         131,994
ACT Manufacturing, Inc. (b).......................   20,500         322,875
Active Power, Inc. (b)............................    3,300          72,394
Administaff, Inc. (b).............................   20,600         560,320
Anixter International, Inc. (b)...................   18,200         393,575
Aurora Biosciences Corp. (b)......................    8,000         251,500
Blue Martini Software, Inc. (b)...................    2,200          29,150
BreezeCom Ltd. (b)................................    4,150          59,397
C & D Technologies, Inc...........................   14,800         639,175
C-COR.net Corp. (b)...............................   21,500         208,953
Career Education Corp. (b)........................   23,600         923,350
Celeritek, Inc. (b)...............................   15,800         602,375
Cell Therapeutics, Inc. (b).......................   15,400         693,962
Children's Place Retail Stores, Inc. (b)..........    8,000         162,000
Cognex Corp. (b)..................................   20,900         462,412
Cognizant Technology Solutions Corp. (b)..........   20,300         737,144
Computer Network Technology Corp. (b).............    5,150         148,384
Copart, Inc. (b)..................................   30,500         655,750
COR Therapeutics, Inc. (b)........................   10,800         380,025
Cosine Communications, Inc. (b)...................    4,200          58,275
Cost Plus, Inc. (b)...............................   19,050         559,594
Credence Systems Corp. (b)........................   18,600         427,800
Cubist Pharmaceuticals, Inc. (b)..................   10,100         292,900
CV Therapeutics, Inc. (b).........................    7,600         537,700
Cytyc Corp. (b)...................................   12,000         750,750
Datascope Corp....................................   11,400         390,450
Decode Genetics, Inc. (b).........................    2,500          26,250
Dendrite International, Inc. (b)..................   29,950         670,131
Eden Bioscience Corp. (b).........................    6,250         187,109
Elantec Semiconductor, Inc. (b)...................   16,200         449,550
Emmis Communications Corp. (b)....................    8,000         229,500
Equinix, Inc. (b).................................   10,900          47,688
Exar Corp. (b)....................................   21,000         650,672
Exfo Electro Optical Engineering, Inc. (b)........    2,300          60,088
Expeditors International of Washington, Inc.......   18,200         977,112
Flextronics International Ltd. (b)................   15,126         431,091
Forward Air Corp. (b).............................   23,800         888,037
Genomica Corp. (b)................................   15,500          81,859
Graco, Inc........................................   16,700         690,962
Greater Bay Bancorp...............................   20,000         820,000
Hain Celestial Group, Inc. (b)....................   27,090         880,425
Hall Kinion & Associates, Inc. (b)................   32,200         648,025
Haverty Furniture Cos., Inc.......................   16,700         164,913
HS Resources, Inc. (b)............................   19,000         805,125
I-Many, Inc. (b)..................................   11,500         143,031
Inamed Corp. (b)..................................   13,800         282,038
Inrange Technologies Corp. (b)....................    3,000          50,813
Insight Enterprises, Inc. (b).....................   25,950         465,478
Insituform Technologies, Inc. (b).................   22,000         877,250
Intersil Holding Corp. (b)........................    4,000          91,750
Investors Financial Services Corp.................   18,600       1,599,600
Ixia (b)..........................................    2,000          45,750
Jack in the Box, Inc. (b).........................   23,500         691,781
Kenneth Cole Productions, Inc. (b)................   20,600         829,150
Kent Electronics Corp. (b)........................   29,300         483,450
Learning Tree International (b)...................   13,700         678,150
Marvell Technology Group Ltd. (b).................    2,400          52,650
Maverick Tube Corp. (b)...........................   25,500         576,937
Meade Instruments Corp. (b).......................   15,200          99,750
Mercury Interactive Corp. (b).....................   11,100       1,001,775
Myriad Genetics, Inc. (b).........................    8,200         678,550
Network Engines, Inc. (b).........................    2,100           8,794
North Fork Bancorporation, Inc....................   28,900         709,856
NVR, Inc. (b).....................................    6,000         741,600
Oakley, Inc. (b)..................................   45,300         611,550
Omnivision Technologies, Inc. (b).................    2,300           7,475
Pacific Sunwear of California, Inc. (b)...........   19,050         488,156
Parlex Corp. (b)..................................   14,800         200,725
Parthus Technologies ADR (b)......................    2,600          68,250
Patterson Dental Co. (b)..........................   33,900       1,148,362
Patterson Energy, Inc. (b)........................   26,800         998,300
Peregrine Systems, Inc. (b).......................   25,000         493,750
Pericom Semiconductor Corp. (b)...................   39,000         721,500
Physiometrix, Inc. (b)............................   17,100         272,531
Planar Systems, Inc. (b)..........................   29,000         721,375
Praecis Pharmaceuticals, Inc. (b).................    8,800         257,400
Proton Energy Systems, Inc. (b)...................    2,100          22,050
Proxim, Inc. (b)..................................   12,900         554,700
Quest Diagnostics, Inc. (b).......................   10,900       1,547,800
Register.com (b)..................................    3,000          21,000
ResMed, Inc. (b)..................................   21,400         853,325
Resonate, Inc. (b)................................    2,200          20,900
Richmond County Financial Corp....................   31,900         833,387
Rudolph Technologies, Inc. (b)....................    1,600          48,300
Saba Software, Inc. (b)...........................    3,150          49,613
Scios, Inc. (b)...................................    9,100         209,869
Selectica, Inc. (b)...............................    2,000          48,375
Shaw Group, Inc. (b)..............................   34,400       1,720,000
Sipex Corp. (b)...................................   22,500         538,594
SMTC Corp. (b)....................................    4,300          58,588
Stone Energy Corp. (b)............................   11,300         729,415
Stratos Lightwave, Inc. (b).......................    2,300          39,244
Swift Transportation Co., Inc. (b)................   19,900         394,269
Syncor International Corp-Del (b).................   21,000         763,875
Talbots, Inc......................................   27,600       1,259,250
Tollgrade Communications, Inc. (b)................    7,900         288,350
Transmeta Corp. (b)...............................      500          11,750
Trico Marine Services, Inc. (b)...................   42,400         654,550
Triton Network Systems, Inc. (b)..................    2,300           7,188
Triton PCS Holdings, Inc. (b).....................    8,200         278,288
TTM Technologies, Inc. (b)........................    3,250          46,109
Vertex Pharmaceuticals, Inc. (b)..................    9,600         686,400
Vicinity Corp. (b)................................   16,300          48,391
Vintage Petroleum, Inc............................   32,900         707,350
Waters Corp. (b)..................................    5,500         459,250
Zebra Technologies Corp., Class A (b).............   11,900         485,483
Zoll Medical Corp. (b)............................   15,200         532,950
                                                                -----------
Total U.S. Equities (Cost $42,059,835)............               49,225,762
                                                                -----------

             U.S. Small Cap Growth Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Shares         Value
                                                  ---------     -----------
Short-Term Investments - 2.32%
Investment Companies - 2.32%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
  (Cost $1,166,686).............................  1,166,686    $  1,166,686
                                                               ------------
Total Investments 100.07%
  (Cost $43,226,521) - 100.07% (a).............                  50,392,448
Liabilities, less cash and other
  assets - (0.07%).............................                     (33,201)
                                                               ------------
Net Assets - 100%...............................               $ 50,359,247
                                                               ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $43,226,521; and net unrealized appreciation consisted of:

                Gross unrealized appreciation....................  $ 13,068,081
                Gross unrealized depreciation....................    (5,902,154)
                                                                   ------------
                        Net unrealized appreciation..............  $  7,165,927
                                                                   ============
(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Since its inception on August 31, 1995, the UBS Investment Fund - U.S. Bond has returned 6.32%, compared to the 7.07% return of its benchmark, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. In 2000 the fund posted a return of 10.37% compared to its benchmark's return of 11.59%.

This was a strong year for the U.S. bond market, bouncing back from the poor yields in 1999 and outperforming U.S. equities in the process. Early in the year, the Treasury announced plans to buy back approximately USD 30 billion in debt and significantly reduce Treasury issuance. Meanwhile, the Federal Reserve tightened interest rates three times in an effort to reduce inflation risks brought on by the economy's torrid growth rate, which later in the year showed signs of deceleration. The combined effect of these actions caused the yield curve to invert as long rates fell while short rates rose. By the end of the year the long end of the curve had regained its positive slope, and yields of benchmark 10-year and 30-year Treasuries had rallied 133 and 102 basis points, respectively, to finish at 5.11% and 5.45%. 2-year yields finished at 5.09%, down 111 basis points.

Treasuries were the lead performers over the year, at the expense of non-Treasury securities (spread sectors). The inversion of the Treasury yield curve caused the yield for spread sectors to disconnect from Treasuries. This phenomenon produced exceptionally poor relative returns for non-Treasury bonds. Volatile equity markets and earnings warnings triggered additional caution regarding these non-Treasury sectors. By the end of the year all spread sectors but asset-backed securities had underperformed duration-neutral Treasuries. Corporate securities were the worst performers, lagging Treasuries by 417 basis points.

In general, our overweight to spread products hurt returns. A shift in exposure to the higher-quality sectors proved a helpful strategy as earnings warnings and signs of economic weakness appeared. Issue selection within the mortgage sector was a strong source of value added. Our shorter-than-benchmark duration strategy hurt somewhat, but this was partially offset by exposure to Treasury Inflation Protected Securities.

U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                            6 months      1 year     3 years   5 years   Inception*
                                                              ended        ended      ended     ended        to
                                                            12/31/00     12/31/00    12/31/00  12/31/00  12/31/002
------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Bond                               6.96%       10.37%      5.41%     5.66%      6.32%
------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                                        7.38        11.59       6.35      6.45       7.07
------------------------------------------------------------------------------------------------------------------

*Inception dates of the UBS Investment Fund - U.S. Bond is 8/31/95.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Bond and the Salomon Smith Barney BIG Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Bond
vs. Salomon Smith Barney BIG Bond Index

Wealth Value with Dividends Reinvested

               UBS Investment Fund -         Salomon Smith Barney
                    U.S. Bond                   BIG Bond Index
   8/31/95            10,000.00                   10,000.00
  11/30/95            10,390.00                   10,388.84
  12/31/95            10,529.23                   10,532.20
  12/31/96            10,860.51                   10,914.11
  12/31/97            11,843.70                   11,964.13
  12/31/98            12,767.45                   13,007.26
  12/31/99            12,569.43                   12,897.85
12/31/2000            13,869.00                   14,393.01

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Bond Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
------------------------------------------------------------
U.S. BONDS
Corporate Bonds
  Consumer.........................................    1.70%
  Construction.....................................    0.26
  Electric Components..............................    1.20
  Energy...........................................    1.20
  Financial Services...............................    4.54
  Health...........................................    0.86
  Publishing.......................................    0.72
  Recreation.......................................    0.96
  Retail/Apparel...................................    0.39
  Services/Miscellaneous...........................    1.96
  Telecommunications...............................    1.45
  Utilities........................................    2.07
                                                     ------
           Total U.S. Corporate Bonds..............   17.31

Asset-Backed.......................................    5.76
Corporate Mortgage-Backed Securities...............   19.74
International Dollar Bonds.........................    5.66
U.S. Government Agencies...........................    2.59
U.S. Government Mortgage-Backed Securities.........   23.83
                                                     ------
U.S. Government Obligations........................   22.79
           Total U.S. Bonds........................   97.68

SHORT-TERM INVESTMENTS.............................    1.23
                                                     ------
           TOTAL INVESTMENTS.......................   98.91
CASH AND OTHER ASSETS,
           LESS LIABILITIES........................    1.09
                                                     ------
NET ASSETS.........................................  100.00
                                                     ------

                   U.S. Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                            Face
                                                           Amount          Value
                                                           ------          -----
U.S. Bonds - 97.68%
U.S. Corporate Bonds - 17.31%
Capital One Bank, Bank Note,
  8.250%, due 06/15/05............................     $   250,000   $   252,844
CBS Corp., 8.625%, due 08/01/12...................         575,000       638,188
Cendant Corp.,
  7.750%, due 12/01/03............................         600,000       584,155
Centaur Funding Corp., Class B, 144A,
  9.080%, due 04/20/20 (b)........................             715       741,589
Centaur Funding Corp., Class C, 144A,
  0.000%, due 04/20/20 (b)........................           1,355       247,288
Centex Corp., 9.750%, due 06/15/05................         155,000       158,848
Chesapeake & Potomac Tel, MD,
  8.000%, due 10/15/29............................          87,000        89,752
Dominion Resources, Inc., Series B,
  7.625%, due 07/15/05............................         700,000       730,128
Federated Department Stores
  6.300%, due 04/01/09............................         185,000       168,113
  8.500%, due 06/01/10............................          65,000        67,897
FMR Corp., 144A,
  7.570%, due 06/15/29............................         300,000       301,966
GMAC, 9.625%, due 12/15/01........................         294,000       302,928
KeySpan Corp., 7.625%, due 11/15/10...............         250,000       265,634
Lilly Del Mar, 144A,
  7.717%, due 08/01/29............................       1,000,000     1,035,109
MBNA Global Capital Securities, B, FRN,
  7.559%, due 02/01/27............................         340,000       285,961
News America Holdings,
  7.750%, due 12/01/45............................         508,000       438,444
Nisource Finance Corp., 144A,
  7.875%, due 11/15/10............................         350,000       367,684
NSTAR, 8.000%, due 02/15/10.......................         665,000       693,065
Pacific Gas & Electric Co., 144A,
  7.375%, due 11/01/05............................         350,000       292,138
PanAmSat Corp.
  6.000%, due 01/15/03............................         375,000       362,714
  6.375%, due 01/15/08............................         200,000       180,027
Pharmacia Corp., 6.600%, due 12/01/28.............         550,000       522,235
Sempra Energy, 7.950%, due 03/01/10...............         750,000       730,013
Service Corp. International,
  6.000%, due 12/15/05............................         300,000       163,500
Verizon Global Funding Corp. 144A,
  7.750%, due 12/01/30............................         500,000       508,762
Waste Management,
  6.500%, due 12/15/02............................         400,000       391,827
                                                                     -----------
                                                                      10,520,809
                                                                     -----------
Asset-Backed - 5.76%
Citibank Credit Card Issuance Trust,
  6.900%, due 10/17/07............................         195,000       201,169
Comed Transitional Funding Trust, 98-1,
  Class A6, 5.630%, due 06/25/09..................         260,000       253,682
Green Tree Financial Corp.,
  6.160%, due 02/01/31............................       1,000,000       991,709
Green Tree Financial Corp., 94-5,
  Class A5, 8.300%, due 11/15/19..................         320,000       332,451
Peco Energy Transition Trust, 99-A3,
  Class A7, 6.130%, due 03/01/09..................         505,000       498,602
Sears Credit Account Master Trust, 99-3,
  Class A, 6.450%, due 11/17/09...................       1,200,000     1,219,764
                                                                     -----------
                                                                       3,497,377
                                                                     -----------
Corporate Mortgage-Backed Securities - 19.74%
ABN AMRO Mortgage Corp., 99-3,
  Class A2, 6.300%, due 05/25/29..................       1,000,000       989,520
ABN AMRO Mortgage Corp., 99-2,
  Class IA2, 6.300%, due 04/25/29.................       2,100,000     2,095,632
Bank One Mortgage, 2000-2, Class 6A,
  6.761%, due 03/15/30............................          91,220        91,765
Chemical Mortgage Securities Inc., 93-1,
  Class A5, 7.450%, due 02/25/23..................           9,967         9,920
Citicorp Mortgage Securities, Inc., 94-9,
  Class A8, 5.750%, due 06/25/09..................         866,868       840,229
DLJ Commercial Mortgage Corp.,
  7.180%, due 08/10/10............................         850,000       890,286
Heller Financial Commercial Mortgage
Assets, 99-PH1, Class A1,
  6.500%, due 05/15/31............................       1,121,786     1,134,592
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 08/15/07...........         660,308       666,336
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24..................         375,000       385,422
Prudential Home Mortgage Securities, 93-43,
  Class A9, 6.750%, due 10/25/23..................         252,652       251,404
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5, 7.000%, due 03/25/28.................       2,850,000     2,823,027
Residential Asset Securitization Trust,
  97-A10, Class A1, 7.250%, due 12/25/27..........         104,719       104,274
Residential Funding Mortgage, 95-S6,
  Class A7, 7.500%, due 11/25/25..................         928,498       940,515
Structured Asset Securities Corp., 98-RF2,
  144a, 8.582%, due 07/15/27......................         115,647       127,648
Thrift Financial Corp., Class A4,
  11.250%, due 01/01/16...........................          22,431        22,784
Vendee Mortgage Trust, 92-1, Class 2Z,
  7.750%, due 05/15/22............................         597,769       618,307
                                                                     -----------
                                                                      11,991,661
                                                                     -----------

                  U.S. Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                            Face
                                                           Amount         Value
                                                           ------         -----

International Dollar Bonds - 5.66%
Banco Santiago S.A.,
  7.000%, due 07/18/07............................     $   350,000   $   326,706
Empresa Nacional de Electricidad S.A.,
  8.125%, due 02/01/97............................         335,000       256,667
Interamer Development Bank,
  6.800%, due 10/15/25............................         100,000       104,395
Korea Development Bank,
  7.125%, due 09/17/01............................         500,000       500,889
Pemex Finance Ltd.,
  8.450%, due 02/15/07............................         940,000       960,830
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14......................         450,000       430,875
Tyco International Group S.A.,
  7.000%, due 06/15/28............................         500,000       473,388
United Mexican States Global,
  9.875%, due 02/01/10............................         360,000       386,280
                                                                     -----------
                                                                       3,440,030
                                                                     -----------
U.S. Government Agencies - 2.59%
Jordan Aid, 8.750%, due 09/01/19..................       1,330,877     1,577,449
                                                                     -----------
U.S. Government Mortgage-Backed Securities - 23.83%
Fannie Mae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25............................          92,030        95,577
Federal Home Loan Mortgage Corp.,
  Gold, 8.500%, due 05/01/30......................       1,771,102     1,824,862
Federal Home Loan Mortgage Corp., 1595,
  Class D, 7.000%, due 10/15/13...................         492,125       500,337
Federal Home Loan Mortgage Corp., Gold
  7.000%, due 02/15/03............................       2,920,000     3,001,094
  8.000%, due 11/01/22............................          73,845        76,163
  8.500%, due 07/01/30............................         341,855       352,232
  9.000%, due 07/01/30............................         138,705       143,287
Federal National Mortgage Assoc., 97-72,
  Class EG, 0.000%, due 09/25/22 (b)..............         125,549       120,443
Federal National Mortgage Association
  6.000%, due 10/01/14............................         221,996       218,983
  6.000%, due 03/01/28............................         578,499       560,068
  6.500%, due 03/01/19............................         439,609       436,603
  6.500%, due 06/01/28............................         640,818       632,647
  7.000%, due 12/01/24............................         505,483       506,067
  7.000%, due 03/01/29............................          40,885        40,983
  7.125%, due 06/15/10............................         115,000       124,529
  7.500%, due 12/01/23............................         414,407       420,269
  7.500%, due 01/01/28............................         231,127       235,201
  8.000%, due 08/01/08............................         413,325       425,354
  8.500%, due 06/01/30............................         404,182       415,440

Government National Mortgage Association
  6.500%, due 10/15/24............................       3,952,770     3,931,852
  7.000%, due 07/15/25............................          74,924        75,524
  7.500%, due 12/15/22............................         179,762       183,716
  7.500%, due 01/15/24............................          48,303        49,326
  7.500%, due 06/15/25............................          62,011        63,348
  8.000%, due 08/15/22............................          35,215        36,294
  9.000%, due 11/15/04............................           4,738         4,994
  9.000%, due 11/15/04............................           1,596         1,682
                                                                     -----------
                                                                      14,476,875
                                                                     -----------
U.S. Government Obligations - 22.79%
U.S. Treasury Inflation Indexed Note
  3.625%, due 04/15/28............................       1,770,000     1,868,552
  3.875%, due 04/15/29............................          60,000        65,104
U.S. Treasury Note
  5.625%, due 05/15/08............................       1,945,000     1,997,848
  5.750%, due 08/15/03............................       1,685,000     1,710,012
  6.125%, due 12/31/01............................       1,095,000     1,101,613
  6.625%, due 05/31/02............................       2,595,000     2,639,504
  6.625%, due 05/15/07............................       1,310,000     1,412,999
  6.625%, due 02/15/27............................       1,880,000     2,146,791
  7.500%, due 02/15/05............................         830,000       902,701
                                                                     -----------
                                                                      13,845,124
                                                                     -----------
Total Bonds (Cost $58,968,999)....................                    59,349,325
                                                                     -----------
                                                           Shares
                                                           ------
Investment Companies - 1.23%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund
           (Cost $747,169)........................         747,169       747,169
                                                                     -----------
Total Investments
  (Cost $59,716,168) - 98.91% (a).................                    60,096,494
Cash and other assets,
  less liabilities - 1.09%........................                       661,481
                                                                     -----------
Net Assets - 100%.................................                   $60,757,975
                                                                     ===========

              See accompanying notes to schedule of investments.

               U.S. Bond Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $59,716,168; and net unrealized appreciation consisted of:

          Gross unrealized appreciation...........................  $ 1,019,089
          Gross unrealized depreciation...........................     (638,763)
                                                                    -----------
               Net unrealized appreciation........................  $   380,326
                                                                    ===========

(b) Non-income producing security

FRN: Floating Rate Note -- The rate disclosed is that in effect at December 31, 2000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $4,053,059 or 6.67% of net assets.

                See accompanying notes to financial statements.

               High Yield Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds


Since its inception on December 31, 1998, the UBS Investment Fund - High Yield returned -1.07% annualized, versus a return of -1.14% for its benchmark, the Merrill Lynch High Yield Master Index. The Fund returned -5.97% for the year 2000, its benchmark returned -3.79%.

The high yield market, affected by a number of factors, suffered its worst return since 1990, the year of the last U.S. recession. Investors concentrated on the expected increase in the default rates. Many reasons were proposed for the increase in the default rate, among them the "seasoning" of the large number of lower quality issues from 1996 to 1998 as well as concern over a slowdown in the U.S. economy. Furthermore, mutual fund outflows equally contributed to the decline of the market. Mutual funds, which account for about 20% of the volume in the high yield market, experienced significant outflows of nearly $10 billion for the year. Collateralized bond obligation activity, another significant source of demand for high yield bonds, also fell. In addition, there was reduced broker-dealer commitment to the high yield business, leading to a very illiquid and difficult market. As a result, high yield spreads were pessimistically high in 2000. According to Merrill Lynch's high yield model, the market priced in a default rate of 14%, while the actual rate in November 2000 was a mere 5.8%.

With a flight to quality, the BB sector outperformed the B and CCC rated sectors. The Fund's performance was positively affected by sector allocation and by its overweight in the energy sector, which continues to benefit from high prices; gaming, which has positive industry fundamentals; and broadcasting, which is less affected by a potential downturn in the economy. The Fund also benefited from being underweighted in the steel industry, which continues to be hurt by cheaper foreign imports and an oversupply situation; and retailing, which suffered from slower sales. Conversely, the Fund was hurt by its overweight in telecommunications, with large capital expenditures still unfunded, and the underweight in electric utilities, which performed very well due to their defensive nature.

High Yield Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                                             6 months      1 year    Inception*
                                                                               ended        ended        to
                                                                             12/31/00     12/31/00    12/31/00
--------------------------------------------------------------------------------------------------------------
UBS Investment Fund - High Yield                                              -3.95%       -5.97%      -1.07%
--------------------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index                                         -2.63        -3.79       -1.14
--------------------------------------------------------------------------------------------------------------

*Inception date of the UBS Investment Fund - High Yield is 12/31/98.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - High Yield and the Merrill Lynch High Yield Master Index if you had invested $10,000 on December 31, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - High Yield
vs. Merrill Lynch High Yield Master Index

Wealth Value with Dividends Reinvested

                       UBS Investment Fund - High Yield        Merrill Lynch High Yield
                                                                     Master Index
  12/31/98                         10,000                                10,000
   6/30/99                         10,261                                10,176
  12/31/99                         10,409                                10,157
 6/30/2000                         10,191                                10,037
12/31/2000                          9,788                                 9,772

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

High Yield Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets
As of December 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
U.S. bonds
Corporate Bonds
     Aerospace.............................     0.38%
     Appliances & Household Durables.......     0.65
     Autos/Durables........................     3.27
     Building Materials....................     0.44
     Business & Public Service.............     0.43
     Cable Television......................     1.99
     Chemicals.............................     1.36
     Computer Software.....................     0.72
     Computer Systems......................     0.21
     Construction..........................     1.77
     Consumer..............................     2.10
     Electronics and Electric Components...     1.03
     Energy................................     5.29
     Financial Services....................     1.47
     Food & House Products.................     1.93
     Health: Drugs.........................     2.81
     Health: Non-Drugs.....................     0.98
     Housing/Paper.........................     1.60
     Leisure & Tourism.....................     0.60
     Non-Durables..........................     1.40
     Publishing............................     1.58
     Radio Broadcasting....................     1.92%
     Recreation............................     8.83
     Retail................................     3.21
     Services/Miscellaneous................     3.68
     Technology............................     0.52
     Telecommunications - Services.........     8.32
     Telecommunications - Equipment........     2.55
     Telecommunications - Wireless.........     5.36
     Television Broadcasting...............     6.20
     Transportation........................     0.36
     Utilities.............................     1.35
                                              ------
              Total U.S. Corporate Bonds...    74.31

International Dollar Bonds.................     5.04
                                              ------
              Total U.S. Bonds.............    79.35

Warrants...................................     0.02

SHORT-TERM INVESTMENTS.....................    16.43
                                              ------
              TOTAL INVESTMENTS............    95.80
CASH AND OTHER ASSETS,
     LESS LIABILITIES......................     4.20
                                              ------
NET ASSETS.................................   100.00%
                                              ======

--------------------------------------------------------------------------------

Top Ten U.S. Bond Holdings


As of December 31, 2000 (Unaudited)

                                            Percent of
                                            Net Assets
--------------------------------------------------------
 1. Liberty Group Operating,
     9.375%, due 02/01/08...................    1.38%
 2. Snyder Oil Corp.,
     8.750%, due 06/15/07...................    1.12
 3. Cross Timbers Oil Co.,
     8.750%, due 11/01/09...................    1.10
 4. Triton PCS, Inc.,
     0.000%, due 05/01/08...................    1.07
 5. Bally Total Fitness Corp., Series D,
     9.875%, due 10/15/07...................    1.00
 6. Qwest Communications International, Inc.,
     0.000%, due 10/15/07...................    0.99
 7. Energis PLC,
     9.750%, due 06/15/09...................    0.98
 8. Paxson Communications Corp.,
     11.625%, due 10/01/02..................    0.98
 9. TeleWest Communications PLC,
     0.000%, due 10/1/07....................    0.96
10. Fox/Liberty Networks,
     0.000%, due 8/15/07....................    0.95
----------------------------------------------------

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Face
                                                   Amount     Value
                                                  --------   --------
U.S. Bonds - 79.35%
U.S. Corporate Bonds - 74.31%
Ackerley Group, Inc., Series B,
  9.000%, due 01/15/09........................    $100,000   $ 87,500
Adelphia Communications, Inc., Series B,
  8.375%, due 02/01/08........................     210,000    180,600
AES Corp., 9.375%, due 09/15/10...............     350,000    357,875
AirGate PCS, Inc.,
  0.000%, due 10/01/09 (c)....................     450,000    256,500
Alamosa PCS Holdings, Inc.,
  0.000%, due 02/15/10 (c)....................     150,000     69,750
Allbritton Communications Co.,
  9.750%, due 11/30/07........................     250,000    243,750
American Mobile Satellite Corp.,
  12.250%, due 04/01/08.......................     182,000     67,340
American Restaurant Group, Inc., Series B,
  11.500%, due 02/15/03.......................     202,000    181,800
Argosy Gaming Co.,
  10.750%, due 06/01/09.......................     150,000    156,375
Atrium Cos., Inc.,
  10.500%, due 05/01/09.......................     175,000    135,625
Aztar Corp., 8.875%, due 05/15/07.............     250,000    241,250
B&G Foods, Inc., 9.625%, due 08/01/07.........     400,000    257,000
Bally Total Fitness Corp., Series D,
  9.875%, due 10/15/07........................     500,000    463,750
Belden & Blake Corp.,
  9.875%, due 06/15/07 (b)....................     325,000    281,125
Box USA Holdings, Inc., Series B,
  12.000%, due 06/01/06 (b)...................     300,000    288,000
Building Materials Corp., Series B,
  7.750%, due 07/15/05........................     350,000     87,500
Callahan Nordrhein-Westfalen GmbH.,
  144A, 14.000%, due 07/15/10.................     235,000    210,325
Centennial Cellular,
  10.750%, due 12/15/08.......................     250,000    235,000
Century Communications Corp.,
  0.000%, due 01/15/08 (c)....................     425,000    163,625
Charter Communications Holdings,
  10.000%, due 04/01/09.......................     450,000    436,500
Chesapeake Energy Corp.,
  9.125%, due 04/15/06........................     350,000    352,625
Citadel Broadcasting Co.,
  9.250%, due 11/15/08........................     250,000    242,500
Classic Cable, Inc.,
  10.500%, due 03/01/10.......................     275,000    123,750
Coast Hotels and Casinos, Inc.,
  9.500%, due 04/01/09........................     370,000    358,437
Collins & Alkman Corp.,
  11.500%, due 04/15/06.......................     400,000    312,000
COLT Telecom Group,
  0.000%, due 12/15/06 (c)....................     100,000     90,500
Cross Timbers Oil Co.,
  8.750%, due 11/01/09........................     500,000    507,500
Crown Castle International Corp.
  0.000%, due 05/15/11 (c)....................     380,000    255,550
  9.000%, due 05/15/11........................     150,000    145,125
CSC Holdings, Inc.,
  7.625%, due 07/15/18........................     350,000    319,009
Cumulus Media, Inc.,
  10.375%, due 07/01/08.......................     155,000    124,388
Dayton Superior Corp.,
  13.000%, due 06/15/09.......................     225,000    202,500
Delco Remy International, Inc.,
  8.625%, due 12/15/07........................     325,000    260,000
Diamond Triumph Auto, Inc.,
  9.250%, due 04/01/08........................     350,000    255,500
Dobson Communications Corp., 144A,
  10.875%, due 07/01/10.......................     200,000    197,000
Dobson Sygnet Communications, Inc.,
  12.250%, due 12/15/08.......................     250,000    246,250
Echostar DBS Corp.,
  9.375%, due 02/01/09........................     250,000    242,500
Exodus Communications, Inc.,
  11.250%, due 07/01/08.......................     200,000    178,000
Exodus Communications, Inc., 144A,
  11.625%, due 07/15/10.......................     150,000    133,500
Fedders North America,
  9.375%, due 08/15/07........................     350,000    301,000
Finova Capital Corp.,
  7.250%, due 11/08/04........................      70,000     42,037
Fox/Liberty Networks,
  0.000%, due 08/15/07 (c)....................     500,000    440,000
Global Imaging Systems, Inc.,
  10.750%, due 02/15/07.......................     325,000    230,750
Globix Corp., 12.500%, due 02/01/10...........     260,000     96,200
Golden Sky DBS,nc.,
  0.000%, due 03//07 (c)......................     375,000    241,875
Gothic Production Corp., Series B,
  11.125%, due 05/01/05.......................     250,000    267,500
Granite Broadcasting Corp.,
  10.375%, due 05/15/05.......................     200,000    127,000
Hayes Lemmerz International, Inc.
  8.250%, due 12/15/08........................     220,000    141,900
  9.125%, due 07/15/07 (b)....................     250,000    165,000
HCA-The Healthcare Co.,
  8.750%, due 09/01/10........................     150,000    158,394
HMH Properties, Series B,
  7.875%, due 08/01/08........................     350,000    336,000
Hollinger International Publishing Corp.,
  9.250%, due 02/01/06........................     250,000    250,000
Hollywood Park, Inc.,
  9.500%, due 08/01/07........................     140,000    141,400
Horseshoe Gaming Holdings,
  8.625%, due 05/15/09........................     242,000    236,858
Horseshoe Gaming LLC, Series B,
  9.375%, due 06/15/07........................     150,000    150,375

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Face
                                                   Amount     Value
                                                  --------   --------
Huntsman Corp., 144A,
  9.500%, due 07/01/07.......................     $400,000   $240,000
ICN Pharmaceuticals, Inc.,
  9.250%, due 08/15/05.......................      400,000    406,000
Insight Midwest LP/Insight Capital, Inc.,
  144A, 10.500%, due 11/01/10................      220,000    228,250
Integrated Electrical Services, Inc., Series.B,
  9.375%, due 02/01/09.......................      300,000    267,000
Interep National Radio Sales, Series B,
  10.000%, due 07/01/08......................      130,000     97,500
Intermedia Communications,
  0.000%, due 07/15/07 (c)...................      150,000     90,000
International Game Technology,
  8.375%, due 05/15/09.......................      150,000    149,625
Iron Mountain, Inc.,
  8.750%, due 09/30/09.......................      250,000    245,625
Jackson Products, Inc., Series B,
  9.500%, due 04/15/05.......................      300,000    258,000
Lamar Media Corp.,
  8.625%, due 09/15/07.......................      200,000    200,500
Level 3 Communications, Inc.,
  0.000%, due 12/01/08 (c)...................      600,000    324,000
Levi Strauss & Co.,
  7.000%, due 11/01/06.......................      375,000    294,375
Liberty Group Operating,
  9.375%, due 02/01/08.......................      850,000    637,500
Lifepoint Hospital Holdings, Inc., Series B,
  10.750%, due 05/15/09......................      250,000    271,250
LIN Holdings Corp.,
  0.000%, due 03/01/08 (c)...................      200,000    146,500
Loral Space & Communications Ltd.,
  9.500%, due 01/15/06.......................      200,000    134,000
Luigino's, Inc., 10.000%, due 02/01/06.......      210,000    165,900
Lyonll Chemical Co., Series B,
  9.87, due 05/01/07.........................      400,000    388,000
Mail Well Corp., Class B,
  8.750%, due 12/15/08.......................      250,000    175,000
Majestic Star Casino LLC, Series B,
  10.875%, due 07/01/06......................      175,000    150,500
McLeod USA, Inc.
  8.125%, due 02/15/09.......................      350,000    301,000
  9.250%, due 07/15/07.......................      250,000    228,750
Merrill Corp., Series B,
  12.000%, due 05/01/09......................      325,000    146,250
Metromedia Fiber Network,
  10.000%, due 12/15/09......................      290,000    240,700
MGM Grand, Inc., 9.750%, due 06/01/07........      200,000    209,000
MGM Mirage, Inc., 8.500%, due 09/15/10.......      150,000    154,379
Mohegan Tribal Gaming Authority,
  8.750%, due 01/01/09.......................      350,000    349,562
Motors & Gears, Inc.,
  10.750%, due 11/15/06......................      275,000    244,750
MTS, Inc., 9.375%, due 05/01/05..............      575,000    207,000
Newpark Resources, Inc., Series B,
  8.625%, due 12/15/07.......................      450,000    418,500
Nextel Communications, Inc.
  0.000%, due 09/15/07 (c)...................      200,000    158,000
  9.375%, due 11/15/09.......................      170,000    158,525
Nextel International, Inc., 144A,
  12.750%, due 08/01/10......................      350,000    280,000
Nextel Partners, Inc.,
  11.000%, due 03/15/10......................      200,000    191,500
Nextel Partners, Inc., 144A,
  11.000%, due 03/15/10......................      100,000     95,750
Nortex, Inc., 9.875%, due 03/01/04...........      350,000    326,375
NTL Communications Inc., Series B,
  12.375%, due 10/01/08 (c)..................      400,000    216,000
NTL, Inc., Series A,
  12.750%, due 04/15/05 (c)..................      150,000    141,000
Nuevo Energy Co., Series B,
  9.500%, due 06/01/08.......................      150,000    151,500
Oxford Automotive, Inc., Series D,
  10.125%, due 06/15/07......................      300,000    204,000
Pacifica Papers, Inc.,
  10.000%, due 03/15/09......................      300,000    298,500
Packaging Corp. of America,
  9.625%, due 04/01/09.......................      250,000    258,125
Pantry, Inc., 10.250%, due 10/15/07..........      200,000    188,000
Paxson Communications Corp.,
  11.625%, due 10/01/02 (b)..................      450,000    454,500
Pegasus Communications Corp., Series B
  9.750%, due 12/01/06.......................      150,000    139,500
  12.500%, due 08/01/07......................      300,000    301,500
Perry Ellis International, Inc.,
  12.250%, due 04/01/06......................      100,000     81,500
Phillips-Van Heusen, Corp.,
  9.500%, due 05/01/08.......................      325,000    302,250
Pillowtex Corp., 10.000%, due 11/15/06.......      188,000      7,520
Pioneer Natural Resources Co.,
  9.625%, due 04/01/10.......................      360,000    384,322
Plains Resources, Inc., 144A,
  10.250%, due 03/15/06......................      200,000    200,000
Plains Resources, Inc., Series B,
  10.250%, due 03/15/06......................      300,000    300,000
Pliant Corp., 13.000%, due 06/01/10..........      160,000     88,800
Premier Parks, Inc.,
  0.000%, due 04/01/08 (c)...................      175,000    120,750
PSINet, Inc.
  10.500%, due 12/01/06......................      150,000     39,000
  11.000%, due 08/01/09......................       86,000     22,360
  11.500%, due 11/01/08......................      450,000    121,500
Quest Diagnostic, Inc.,
  10.750%, due 12/15/06......................      280,000    294,700
Qwest Communications International, Inc.,
  0.000%, due 10/15/07 (c)...................      500,000    457,850

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                     Face
                                                    Amount       Value
                                                   --------   -----------
R. H. Donnelley, Inc.,
  9.125%, due 06/01/08...........................  $190,000   $   184,775
Radio Unica Communications Corp.,
  0.000%, due 08/01/06 (c).......................   400,000       252,000
Rayovac Corp., Class B,
  10.250%, due 11/01/06..........................   300,000       303,000
RCN Corp., 10.000%, due 10/15/07.................   300,000       165,000
Repap New Brunswick,
  9.000%, due 06/01/04...........................   150,000       154,500
Riverwood International Corp.,
  10.250%, due 04/01/06..........................   260,000       259,350
  10.875%, due 04/01/08..........................   150,000       135,000
Samsonite Corp.,
  10.750%, due 06/15/08..........................   350,000       232,750
SBA Communications Corp.,
  0.000%, due 03/01/08 (c).......................   390,000       302,250
Sbarro, Inc., 11.000%, due 09/15/09..............   250,000       250,313
Scotts Co., 144A, 8.625%, due 01/15/09...........   285,000       276,450
Sequa Corp., 9.000%, due 08/01/09................   175,000       173,688
Sinclair Broadcast Group,
  10.000%, due 09/30/05..........................   250,000       242,500
Sleepmaster LLC, Series B,
  11.000%, due 05/15/09..........................    30,000        22,800
Snyder Oil Corp., 8.750%, due 06/15/07...........   500,000       518,750
Spectrasite Holdings, Inc.
  0.000%, due 07/15/08 (c).......................   440,000       270,600
  0.000%, due 03/15/10 (c).......................   190,000        96,900
Spectrasite Holdings, Inc., Series B,
  10.750%, due 03/15/10..........................    95,000        88,113
Speedway Motorsports, Inc.,
  8.500%, due 08/15/07...........................   350,000       343,437
Station Casinos, Inc.,
  9.875%, due 07/01/10...........................   270,000       277,087
Stone Container,
  10.750%, due 10/01/02..........................   250,000       254,063
T/SF Communications Corp., Series B,
  10.375%, due 11/01/07..........................   250,000       207,500
TeleCorp PCS, Inc.,
  0.000%, due 04/15/09 (c).......................   525,000       358,969
Tenet Healthcare Corp.,
  9.250%, due 09/01/10...........................   350,000       380,187
Time Warner Telecom, Inc.,
  9.750%, due 07/15/08...........................   140,000       128,800
TransWestern Publishing Co.,
  9.625%, due 11/15/07...........................   100,000        97,125
Triad Hospitals Holdings, Inc.,
  11.000%, due 05/15/09..........................   229,000       241,881
Tritel PCS, Inc.,
  0.000%, due 05/15/09 (c).......................   200,000       137,000
Triton PCS, Inc.,
  0.000%, due 05/01/08 (c).......................   625,000       493,750
US Unwired, Inc.,
  0.000%, due 11/01/09 (c).......................   250,000       113,750
Voicestream Wireless Corp.,
  10.375%, due 11/15/09..........................   267,000       286,024
Weirton Steel Corp.,
  11.375%, due 07/01/04..........................   200,000        82,000
Westpoint Stevens, Inc.,
  7.875%, due 06/15/05...........................   220,000       163,900
Williams Communications Group, Inc.,
  10.875%, due 10/01/09..........................   160,000       119,200
Winsloew Furniture, Inc., Series B,
  12.750%, due 08/15/07..........................   150,000       133,500
Wiser Oil Co., 9.500%, due 05/15/07..............   325,000       260,000
XO Communications, Inc.
  0.000%, due 12/01/09 (c).......................   712,000       320,400
  10.500%, due 12/01/09..........................   175,000       140,000
Young Broadcasting, Inc.,
  10.125%, due 02/15/05..........................    75,000        73,875
Ziff Davis Media, Inc., 144A,
  12.000%, due 07/15/10..........................   225,000       176,625
                                                               ----------
                                                               34,344,668
                                                               ----------
International Dollar Bonds - 5.04%
Clearnet Communications,
  0.000%, due 05/01/09 (c).......................   250,000       196,250
Energis PLC, 9.750%, due 06/15/09................   500,000       455,000
Global Crossing Holding Ltd.,
  9.500%, due 11/15/09...........................   250,000       236,250
Microcell Telecommunications, Inc., Series B,
  0.000%, due 06/01/06 (c).......................   375,000       358,125
Norampac, Inc., 9.500%, due 02/01/08.............   150,000       150,000
Rogers Communications, Inc.,
  9.125%, due 01/15/06...........................   250,000       252,812
TeleWest Communications PLC,
  0.000%, due 10/01/07 (c).......................   500,000       445,000
United Pan-Europe Communications NV,
  Series B
  0.000%, due 02/01/10 (c).......................    25,000         7,125
  11.250%, due 02/01/10..........................   125,000        80,625
  11.500%, due 02/01/10..........................   225,000       146,813
                                                               ----------
                                                                2,328,000
                                                               ----------
Total U.S. Bonds (Cost $41,337,660)..............              36,672,668
                                                               ----------

                  High Yield Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                    Shares       Value
                                                   --------   -----------
Convertible Preferred - 0.00%
Paxson Communications Corp.,
  PIK, 12.500% (b) (Cost $555)..................          1   $       642
                                                              -----------

Warrants - 0.02%
Dayton Superior Corp., 144A,
  expires 06/15/09 (b)..........................        225         4,500
Merrill Corp., 144A,
  expires 05/01/09 (b)..........................        325             3
Motient Corp., 144A,
  expires 04/01/08 (b)..........................        182         2,548
Pliant Corp., 144A,
  expires 06/01/10 (b)..........................        160         1,600
Winsloew Furniture, Inc., 144A,
  expires 08/15/07 (b)..........................        150         1,500
                                                              -----------
Total Warrants (Cost $9,560)....................                   10,151
                                                              -----------

Short-Term Investments - 16.43%
Investment Companies - 16.43%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $7,594,776).............................  7,594,776   $ 7,594,776
                                                              -----------
Total Investments
(Cost $48,942,551) - 95.80% (a).................               44,278,237
Cash and other assets,
  less liabilities - 4.20%......................                1,938,933
                                                              -----------
Net Assets - 100%...............................              $46,217,170
                                                              ===========



NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $48,942,551; and net unrealized depreciation consisted of:

                Gross unrealized appreciation....................   $   447,022
                Gross unrealized depreciation....................    (5,111,336)
                                                                    -----------
                        Net unrealized depreciation..............   $(4,664,314)
                                                                    ===========

(b) Non-income producing security
(c) Step bonds - coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2000.Maturity date disclosed is the ultimate maturity date.

PIK:  Payment In Kind, interest payment in cash or other securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2000, the value of these securities amounted to $2,048,051 or 4.43% of net assets.

                See accompanying notes to financial statements.

International Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

The UBS Investment Fund - International Equity has provided an annualized return of 8.29% since its performance inception on July 31, 1995, compared to the 7.32% return for its benchmark, the MSCI World Ex USA (Free) Index. For the year, the Fund outperformed its benchmark, achieving a return of -9.84% versus -13.47% for the benchmark.

The year 2000 was challenging for equities, with low or negative returns in most regions. The main factor influencing returns was a sharp reversal of fortune for the technology, media and telecommunications (TMT) sectors. With valuations projecting rapid and indefinite growth prospects, the TMT sectors peaked at the end of the first quarter. Investor euphoria wore off as the environment became increasingly difficult. The U.S. Federal Reserve raised and maintained rates because of a fear of inflation. The U.S. economy began to slow by the fourth quarter and many TMT companies posted disappointing earnings leading to rapid and violent compression of P/E ratios. It became clear that many of these companies were vulnerable to a combination of increasing competition and a slowdown in capital spending plans. One sign of the change in sentiment, the MSCI World (Ex-U.S.) Value Index returned 6.0% (local currency) in 2000 in contrast to the Growth Index which declined 18.6% (local currency). While the investment environment was problematic, the Fund was well-positioned for these trends with significant underweights in technology hardware, software and services and telecommunication service sectors. Conversely, the Fund was overweighted in sectors that had strong cash flow and low valuations including selected financials, insurance, food and beverage and utilities. These defensive sectors outperformed as investors fled the underperforming TMT sectors.

The Fund's geographic weightings are a reflection of our sector views and regional valuations. The Fund is overweighted in the UK, Australia and New Zealand, which we find attractive. The most significant position is our underweight to Japan, where the market is negatively affected by its technology sectors and a very weak economic environment. Europe (Ex-UK) and Asia (Ex-Japan) are close to neutral with the exception of Hong Kong (no exposure) where we find overvalued technology names and a fragile real estate market.

During the year we maintained an underweight to the Japanese yen with an associated overweight in the Australian and New Zealand dollars and an overweight to the euro with an associated underweight to the British pound. The Fund benefited from the sharp strengthening of the euro at year-end as U.S. markets declined and the Japanese yen fell. Overall, currency was a modest contributor to performance for the year. We are maintaining these positions into 2001.

Going forward we are selectively taking advantage of the decline in sector valuations to improve the quality of the Fund without a concomitant increase in valuations. We are also picking over the TMT sectors to identify well-positioned companies whose stocks have fallen to attractive valuations with the sector decline.

International Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Total Return

                                                   6 months      1 year       3 years       5 years        Inception*
                                                    ended         ended        ended         ended             to
                                                   12/31/00     12/31/00      12/31/00      12/31/00        12/31/00
--------------------------------------------------------------------------------------------------------------------
UBS Investment Fund - International Equity **       -5.87%       -9.84%         6.50%         7.24%           8.29%
--------------------------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                     -10.80       -13.47          9.47          7.48            7.32
--------------------------------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - International Equity is 7/31/95.

**Formerly known as the UBS Investment Fund - Global (Ex-U.S.) Equity.

Performance is net of withholding taxes on dividends.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - International Equity and the MSCI World Ex USA (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 2000. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - International Equity vs. MSCI World Ex USA (Free) Index

Wealth Value with Dividends Reinvested

               UBS Investment Fund -         MSCI World Ex USA (Free) Index
               International Equity
 7/31/95              10,000                              10,000
12/31/95              10,858                              10,220
12/31/96              12,140                              10,947
12/31/97              12,750                              11,174
12/31/98              14,463                              13,259
12/31/99              17,088                              16,941
12/31/00              15,397                              14,659

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

International Equity Fund

--------------------------------------------------------------------------------
[LOGO] UBS
       Investment Funds

Industry Diversification

As a Percent of Net Assets

As of December 31, 2000 (Unaudited)
-------------------------------------------------------
International EQUITIES
Aerospace & Military.....................    0.79%
Airlines.................................    0.74
Appliances & Households..................    2.62
Autos/Durables...........................    2.27
Banking..................................   11.91
Beverages & Tobacco......................    2.94
Broadcasting & Publishing................    4.02
Building Materials.......................    0.86
Business & Public Service................    2.08
Chemicals................................    2.85
Computer Software........................    0.32
Construction.............................    0.30
Data Processing..........................    1.48
Electric Components......................    2.34
Electronics..............................    2.65
Energy...................................    5.26
Financial Services.......................    5.22
Food & House Products....................    4.25
Forest Products..........................    0.84
Health & Personal Care...................    9.05
Housing/Paper............................    1.04
Industrial Components....................    0.60
Insurance................................    5.48
Leisure & Tourism........................    1.13
Machinery & Engineering..................    0.42
Merchandising............................    1.05
Metals-Steel.............................    0.30
Multi-Industry...........................    1.44
Non-Ferrous Metals.......................    0.86
Non-Durables.............................    0.20
Real Estate..............................    1.78
Services/Miscellaneous...................    0.34
Telecommunications.......................    9.20
Transportation...........................    1.77
Utilities................................    4.82
Wholesale & International Trade..........    0.17
                                           ------
         Total International Equities....   93.39
SHORT-TERM INVESTMENTS...................    4.22
                                           ------
                  TOTAL INVESTMENTS......   97.61
CASH AND OTHER ASSETS,
         LESS LIABILITIES................    2.39
                                           ------
NET ASSETS...............................  100.00%
                                           ======

Market and Currency Strategy

As of December 31, 2000 (Unaudited)


                        Fund                  Benchmark
                ---------------------------------------------
                  Market    Currency     Market     Currency
                 Strategy   Strategy    Strategy    Strategy
-------------------------------------------------------------
Australia          3.3%       8.6%        2.5%        2.5%
Austria            0.0        0.0         0.2         0.0
Belgium            1.3        0.0         0.9         0.0
Canada             2.7        4.8         4.8         4.8
Denmark            1.0        0.9         0.9         0.9
Euro               1.3       49.1         0.0        37.1
Finland            3.9        0.0         2.7         0.0
France            10.5        0.0        11.1         0.0
Germany            4.6        0.0         8.4         0.0
Hong Kong          1.6        0.0         2.0         2.0
Ireland            1.5        0.0         0.6         0.0
Italy              2.6        0.0         4.5         0.0
Japan             19.6       11.5        21.5        21.5
Netherlands        7.0        0.0         5.4         0.0
New Zealand        0.5        2.1         0.1         0.1
Norway             0.0        0.4         0.4         0.4
Portugal           1.4        0.0         0.5         0.0
Singapore          1.2        1.0         1.0         1.0
Spain              3.4        0.0         2.8         0.0
Sweden             2.4        2.5         2.5         2.5
Switzerland        6.5        6.8         6.9         6.9
U.K               23.7       12.3        20.3        20.3
-------------------------------------------------------------
                 100.0%     100.0%      100.0%      100.0%

Top Ten International Equity Holdings

As of December 31, 2000 (Unaudited)

                                            Percent of
                                            Net Assets
-------------------------------------------------------------
 1.   GlaxoSmithKline PLC                      2.12%
 2.   Roche Holdings AG (Gen.)                 1.63
 3.   Nokia Oyj                                1.61
 4.   Total Fina S.A., Class B                 1.51
 5.   Novartis AG (Reg.)                       1.51
 6.   Lloyds TSB Group PLC                     1.49
 7.   Elsevier                                 1.42
 8.   Vodafone Group PLC                       1.33
 9.   Allianz AG                               1.33
10.   BP Amoco PLC                             1.33
-------------------------------------------------------------

             International Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                             Shares        Value
                                            --------   -------------
International Equities - 93.39%
Australia - 3.23%
Amcor Ltd.................................   224,640   $    654,747
Amp Ltd...................................    64,900        729,270
Brambles Industries Ltd...................    21,340        498,064
Broken Hill Proprietary Co., Ltd..........    83,320        877,681
Lend Lease Corp., Ltd.....................    54,496        506,945
National Australia Bank Ltd.,
  Convertible Preferred, 7.875%...........    73,500      2,103,938
News Corp., Ltd...........................   149,088      1,159,876
News Corp., Ltd., Preferred...............   141,379      1,005,624
Rio Tinto Ltd.............................    80,660      1,319,449
Westpac Banking Corp., Ltd................   225,271      1,651,668
                                                       ------------
                                                         10,507,262
                                                       ------------
Belgium - 1.32%
Electrabel S.A............................     7,440      1,682,082
Fortis B..................................    80,837      2,626,057
                                                       ------------
                                                          4,308,139
                                                       ------------
Canada - 2.58%
Alcan Aluminum Ltd........................    16,440        562,047
BCE, Inc..................................    56,700      1,634,560
Canadian National Railway Co..............    32,080        947,236
Canadian Pacific Ltd......................    39,114      1,113,265
Magna International, Inc., Class A........    14,260        597,173
Nortel Networks Corp......................    85,200      2,736,951
Shaw Communications, Inc., Class B........    34,560        805,326
                                                       ------------
                                                          8,396,558
                                                       ------------
Denmark - 0.63%
Novo Nordisk A/S..........................     4,500        806,614
Tele Danmark A/S..........................    30,950      1,261,374
                                                       ------------
                                                          2,067,988
                                                       ------------
Finland - 3.84%
Nokia Oyj.................................   117,792      5,253,239
Sampo Leonia Insurance, Class A...........    35,992      1,943,084
Stora Enso Oyj............................   218,600      2,586,059
UPM-Kymmene Corp..........................    79,289      2,720,935
                                                       ------------
                                                         12,503,317
                                                       ------------
France - 10.49%
Air France................................    53,210      1,248,967
Air Liquide...............................    17,905      2,671,259
Alcatel S.A...............................    51,625      2,932,468
Alcatel S.A. ADR..........................    25,513      1,427,133
Aventis S.A., Class A.....................    33,122      2,907,676
Axa.......................................    10,771      1,557,380
Banque Nationale de Paris.................    36,627      3,215,368
Cie de Saint Gobain.......................    10,328      1,622,295
Groupe Danone.............................    27,472      4,142,415
Schneider Electric S.A....................    17,968      1,310,806
Societe Generale..........................    45,630      2,836,131
Suez Lyonnaise des Eaux S.A...............     4,726        863,040
Thales S.A................................    31,081      1,489,733
Total Fina S.A., Class B..................    33,079      4,919,549
Vivendi...................................    15,432      1,015,683
                                                       ------------
                                                         34,159,903
                                                       ------------
Germany - 4.25%
Allianz AG................................    11,478      4,332,216
Bayer AG..................................    33,055      1,734,869
Bayerische Motoren Werke AG...............    40,860      1,333,125
Continental AG............................    44,090        703,731
DaimlerChrysler AG........................    34,350      1,459,362
E.on AG...................................    54,728      3,329,679
SAP AG....................................     7,270        846,397
Volkswagen AG.............................     1,800         95,570
                                                       ------------
                                                         13,834,949
                                                       ------------
Hong Kong - 1.45%
Cheung Kong Holdings, Ltd.................    53,000        677,797
Guoco Group Ltd...........................   420,000      1,251,939
Henderson Land Development Co., Ltd.......   366,000      1,862,870
Hong Kong Electric Holdings...............   256,000        945,243
                                                       ------------
                                                          4,737,849
                                                       ------------
Ireland - 0.99%
Bank of Ireland...........................   167,655      1,681,146
Eircom PLC................................   594,430      1,534,798
                                                       ------------
                                                          3,215,944
                                                       ------------
Italy - 2.36%
Assicurazioni Generali....................    50,446      2,003,479
ENI Spa...................................   490,000      3,128,403
ENI Spa ADR...............................    17,052      1,096,657
Telecom Italia Spa........................   133,000      1,471,007
                                                       ------------
                                                          7,699,546
                                                       ------------
Japan - 19.80%
Acom Co., Ltd.............................     1,600        118,109
Bank of Tokyo-Mitsubushi Ltd..............   108,000      1,075,271
Benesse Corp..............................     8,400        311,874
Bridgestone Corp..........................    45,000        409,807
Canon, Inc................................    73,000      2,556,918
Dai Nippon Printing Co., Ltd..............    91,000      1,355,438
Daikin Kogyo Industries Ltd...............    30,000        577,933
Denso Corp................................    39,000        843,520
Fuji Photo Film Co., Ltd..................    63,000      2,636,953
Fujitsu...................................   153,000      2,256,147
Hitachi Ltd...............................   116,000      1,034,046
Honda Motor Co............................    74,000      2,760,420
Hoya Corp.................................    15,000      1,103,327
Ito Yokado Co., Ltd.......................    48,000      2,395,797
Kamigumi Co., Ltd.........................   137,000        611,821
Kao Corp..................................    58,000      1,686,165
Kirin Brewery Co., Ltd....................    61,000        546,436
Kuraray Co., Ltd..........................   108,000      1,010,017
Matsushita Electric Industrial Co.........    80,000      1,912,434
Minebea Co., Ltd..........................   195,000      1,806,567
Mitsubishi Corp...........................    73,000        538,231
Mitsubishi Estate Co., Ltd................   171,000      1,826,795
Mitsubishi Trust and Banking Corp.........    56,000        385,429
Mizuho Holding, Inc.......................       375      2,324,869
NEC Corp..................................    30,000        549,037
Nippon Steel Co...........................   606,000      1,002,925
Nippon Telegraph & Telephone Corp.........       561      4,042,933
Nomura Securities Co., Ltd................   123,000      2,213,354
Omron Corp................................    21,000        436,734
Ono Pharmaceutical Co., Ltd...............    28,000      1,095,972
Orix Corp.................................    26,600      2,669,317
Rohm Co...................................     8,900      1,691,156
Sankyo Pharm Co., Ltd.....................    65,000      1,559,545
Secom Co., Ltd............................    23,000      1,500,438

             International Equity Fund -- Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                             Shares       Value
                                            --------   ------------
Shin-Etsu Chemical Co., Ltd.............      21,000   $    809,107
Softbank Corp...........................       5,600        194,676
Sony Corp...............................      45,900      3,175,219
Sumitomo Bank...........................     136,000      1,396,918
Sumitomo Chemical Co....................     227,000      1,127,049
Taiheiyo Cement Corp....................         600          1,030
Takeda Chemical Industries..............      37,000      2,190,193
Takefuji Corp...........................       6,900        435,026
TDK Corp................................      16,000      1,557,968
Tokio Marine & Fire Insurance Co........      83,000        951,375
Toyota Motor Corp.......................      36,000      1,150,613
West Japan Railway Co...................         250      1,105,517
Yamanouchi Pharmaceutical Co., Ltd......      21,000        908,406
Yamato Transport Co., Ltd...............      36,000        661,996
                                                       ------------
                                                         64,510,828
                                                       ------------
Netherlands - 6.56%
ABN AMRO Holdings NV....................     188,634      4,289,551
Aegon NV................................      76,384      3,159,837
Akzo Nobel NV...........................      35,700      1,917,264
Elsevier NV.............................     313,550      4,610,164
ING Groep NV............................         521         41,618
Philips Electronics NV..................      57,922      2,122,016
TNT Post Group NV.......................      80,970      1,958,338
Wolters Kluwer NV.......................     119,299      3,252,754
                                                       ------------
                                                         21,351,542
                                                       ------------
New Zealand - 0.46%
Lion Nathan Ltd.........................     250,870        565,040
Telecom Corp. of New Zealand Ltd........     436,090        928,184
                                                       ------------
                                                          1,493,224
                                                       ------------
Portugal - 1.28%
Brisa-Auto Estradas de Portugal S.A.....     139,207      1,241,659
EDP Electricidade de Portugal S.A.......     885,970      2,928,057
                                                       ------------
                                                          4,169,716
                                                       ------------
Singapore - 0.61%
DBS Group Holdings Ltd..................     176,000      1,989,389
                                                       ------------
Spain - 3.28%
Altadis S.A.............................     203,021      3,145,160
Banco Popular Espanol S.A...............      70,015      2,438,837
Banco Santander Central Hispano S.A.....     186,883      2,000,287
Endesa S.A..............................      58,801      1,002,026
Telefonica S.A. (b).....................     127,591      2,108,388
                                                       ------------
                                                         10,694,698
                                                       ------------
Sweden - 2.42%
Electrolux AB, B Shares.................     139,330      1,808,905
Investor AB, B Shares...................     108,570      1,622,423
Nordea AB...............................     369,020      2,796,347
Swedish Match AB........................     420,430      1,639,746
                                                       ------------
                                                          7,867,421
                                                       ------------
Switzerland - 5.51%
Nestle S.A. (Reg.)......................       1,453      3,389,287
New ABB Ltd.............................      12,992      1,384,985
Novartis AG (Reg.)......................       2,780      4,914,965
Roche Holding AG (Gen.).................         521      5,308,059
Swisscom AG (Reg.)......................       4,785      1,244,602
Zurich Financial Services AG............       2,823      1,701,988
                                                       ------------
                                                         17,943,886
                                                       ------------
United Kingdom - 22.33%
BAE Systems PLC.........................     192,000      1,095,619
Barclays PLC............................      85,000      2,630,895
BP Amoco PLC............................     536,884      4,330,809
British Airways PLC.....................     200,879      1,171,792
British Land Company PLC................     132,000        936,618
British Telecommunications PLC..........     338,551      2,892,777
Charter PLC.............................     309,907        805,518
Diageo PLC..............................     246,322      2,759,684
Dixons Group PLC........................      72,000        240,921
GlaxoSmithKline PLC (b).................     244,840      6,912,561
Hanson PLC..............................     174,000      1,193,045
House of Fraser PLC.....................     317,685        291,855
HSBC Holdings PLC.......................     113,884      1,675,690
International Power PLC.................     304,314      1,141,013
Invensys PLC............................     733,000      1,713,615
Kelda Group PLC.........................     312,011      1,813,069
Lattice Group PLC (b)...................     766,000      1,727,828
Lloyds TSB Group PLC....................     458,725      4,851,550
Marconi PLC.............................     200,269      2,150,985
Marks & Spencer PLC.....................     268,624        746,367
Nycomed Amersham PLC....................     212,876      1,772,827
P&O Princess Cruises PLC (b)............     245,617      1,038,340
Powergen PLC............................     159,812      1,508,764
Prudential Corp. PLC....................     196,964      3,168,819
Reckitt Benckiser PLC...................     147,497      2,031,463
Rentokil Initial PLC....................     159,000        548,661
RMC Group PLC...........................     112,000        985,435
Royal Bank of Scotland Group PLC........     158,168      3,737,833
Scottish & Newcastle PLC................     129,000        905,696
Scottish & Southern Energy PLC..........     248,875      2,304,983
Shell Transport & Trading Co............     444,404      3,644,560
Smurfit (Jefferson) Group PLC...........     416,000        810,959
Tesco PLC...............................     637,592      2,597,780
Trinity Mirror PLC......................     138,566        944,397
United News & Media PLC.................     103,609      1,315,562
Vodafone Group PLC......................   1,184,309      4,343,215
                                                       ------------
                                                         72,741,505
                                                       ------------
Total International Equities

  (Cost $254,688,496)...................                304,193,664
                                                       ------------
Short-Term Investments - 4.22%
Investment Companies - 4.22%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund
  (Cost $13,760,421)....................  13,760,421     13,760,421
                                                       ------------
Total Investments
  (Cost $268,448,917) - 97.61% (a)......                317,954,085
Cash and other assets,
  less liabilities - 2.39%..............                  7,784,239
                                                       ------------
Net Assets - 100%.......................               $325,738,324
                                                       ============

              See accompanying notes to schedule of investments.

              International Equity Fund - Schedule of Investments

December 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $268,448,917; and net unrealized appreciation consisted of:

                Gross unrealized appreciation....................  $ 66,603,414
                Gross unrealized depreciation....................   (17,098,246)
                                                                   ------------
                        Net unrealized appreciation..............  $ 49,505,168
                                                                   ============

(b) Non-income producing security


FORWARD FOREIGN CURRENCY CONTRACTS

The International Equity Fund had the following open foreign forward currency contracts as of December 31, 2000:

                                            Settlement       Local           Current      Unrealized
                                               Date         Currency          Value       Gain/(Loss)
                                            ----------   -------------    ------------   ------------
Forward Foreign Currency Buy Contracts:
Australian Dollar.........................   02/08/01       54,800,000    $ 30,461,029   $ (1,071,431)
British Pound.............................   02/08/01       14,400,000      21,525,951        883,276
Canadian Dollar...........................   02/08/01       18,600,000      12,393,390       (143,000)
Euro......................................   02/08/01      103,600,000      97,443,518      3,291,861
Japanese Yen..............................   02/08/01    1,628,000,000      14,350,144       (828,676)
New Zealand Dollar........................   02/08/01       15,600,000       6,902,136        291,947
Singapore Dollar..........................   02/08/01        2,700,000       1,563,133           (878)
Swedish Krona.............................   02/08/01       17,200,000       1,827,860        121,917
Swiss Franc...............................   02/08/01       22,300,000      13,809,846        752,579

Forward Foreign Currency Sale Contracts:
Australian Dollar.........................   02/08/01       26,500,000      14,730,242       (230,322)
British Pound.............................   02/08/01       38,700,000      57,850,992       (136,607)
Canadian Dollar...........................   02/08/01        7,200,000       4,797,441        (41,593)
Euro......................................   02/08/01       57,100,000      53,706,804     (3,328,543)
Hong Kong Dollar..........................   02/08/01       32,000,000       4,105,095          2,851
Japanese Yen..............................   02/08/01    5,270,000,000      46,452,865      3,518,774
New Zealand Dollar........................   02/08/01        3,600,000       1,592,801        (72,701)
Swedish Krona.............................   02/08/01       17,200,000       1,827,860         48,496
Swiss Franc...............................   02/08/01       17,600,000      10,899,251       (920,572)
                                                                                         ------------
Total.....................................                                               $  2,137,378
                                                                                         ============

                See accompanying notes to financial statements.

                      This page intentionally left blank.

                  UBS Investment Funds - Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (Unaudited)

                                                                                              Global        Global
                                                              Global       Global Equity    Technology      Biotech     Global Bond
                                                               Fund            Fund            Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments, at cost:
  Unaffiliated issuers................................   $ 173,642,213   $ 53,543,707   $  1,656,019   $  1,649,633   $ 38,186,442
  Affiliated issuers..................................      45,416,613        817,830              -              -      2,437,235
 Foreign currency, at cost............................         934,662      1,161,661              -              -              -
                                                         -------------   ------------   ------------   ------------   ------------
                                                         $ 219,993,488   $ 55,523,198   $  1,656,019   $  1,649,633   $ 40,623,677
                                                         =============   ============   ============   ============   ============
Investments, at value:
  Unaffiliated issuers................................   $ 176,604,185   $ 59,413,550   $  1,243,415   $  1,654,261   $ 36,923,080
  Affiliated issuers..................................      47,360,414        817,830              -              -      2,437,235
Foreign currency, at value............................         958,044      1,196,799              -              -         10,221
Cash..................................................               -             17         16,379         14,385        809,496
Receivables:
   Investment securities sold.........................       2,455,581        425,708              -         22,326              -
   Due from Advisor...................................               -              -          4,713          6,235              -
   Dividends..........................................         162,057         95,974            231             34              -
   Interest...........................................         660,893          2,616            187            292              -
   Fund shares sold...................................         137,342         23,700              -              -          2,650
   Variation margin...................................         262,017              -              -              -              -
Other assets..........................................             260
Net unrealized appreciation on
  forward foreign currency contracts..................         398,689      1,266,750              -              -              -
                                                         -------------   ------------   ------------   ------------   ------------
  TOTAL ASSETS........................................     228,999,482     63,242,944      1,264,925      1,697,533     40,182,882
                                                         -------------   ------------   ------------   ------------   ------------
LIABILITIES:
  Payables:
   Securities loaned..................................      38,679,342              -              -              -              -
   Investment securities purchased....................       3,572,411        195,350         37,273              -      1,501,802
   Investment advisory fees...........................         123,872         37,173              -              -         18,300
   Fund shares redeemed...............................           3,245              -              -              -              -
   Variation margin...................................               -              -              -              -              -
   Due to custodian...................................           4,853              -              -              -              -
   Accrued expenses...................................         105,432         58,998         10,727         10,201         52,376
  Net unrealized depreciation on forward
   foreign currency contracts.........................               -              -              -              -         14,169
                                                         -------------   ------------   ------------   ------------   ------------
   TOTAL LIABILITIES..................................      42,489,155        291,521         48,000         10,201      1,586,647
                                                         -------------   ------------   ------------   ------------   ------------
NET ASSETS............................................   $ 186,510,327   $ 62,951,423   $  1,216,925   $  1,687,332   $ 38,596,035
                                                         =============   ============   ============   ============   ============
NET ASSETS CONSIST OF:
  Paid in capital.....................................   $ 181,268,801   $ 55,254,398   $  2,222,820   $  1,706,271   $ 47,809,958
  Accumulated undistributed net
   investment income (loss)...........................       2,046,941        108,781        (16,474)       (10,250)       814,413
  Accumulated net realized gain (loss)................      (3,502,738)       415,714       (576,817)       (13,317)    (8,776,274)
  Net unrealized appreciation (depreciation)..........       6,697,323      7,172,530       (412,604)         4,628     (1,252,067)
                                                         -------------   ------------   ------------   ------------   ------------
   NET ASSETS.........................................   $ 186,510,327   $ 62,951,423   $  1,216,925   $  1,687,332   $ 38,596,095
                                                         =============   ============   ============   ============   ============
BRINSON CLASS I:
  Net Assets..........................................   $ 178,307,755   $ 38,931,575   $    356,131   $  1,245,583   $ 37,029,724
                                                         =============   ============   ============   ============   ============
  Shares outstanding..................................      15,869,659      3,401,638         53,323        112,159      4,074,142
                                                         =============   ============   ============   ============   ============
  Net asset value, offering and redemption
   price per share....................................   $       11.24   $      11.44   $       6.68   $      11.11   $       9.09
                                                         =============   ============   ============   ============   ============
BRINSON CLASS N:
  Net Assets..........................................   $     211,505   $    323,969   $        667   $      1,131   $      1,834
                                                         =============   ============   ============   ============   ============

  Shares outstanding..................................          18,941         28,443            100            102              2
                                                         =============   ============   ============   ============   ============
  Net asset value, offering and redemption
   price per share....................................   $       11.17   $      11.39   $       6.67   $      11.09   $       9.17
                                                         =============   ============   ============   ============   ============
UBS INVESTMENT FUNDS CLASS:
  Net Assets..........................................   $   7,991,067   $ 23,695,879   $    860,127   $    440,618   $  1,564,477
                                                         =============   ============   ============   ============   ============
  Shares outstanding..................................         719,386      2,091,443        129,609         39,870        172,076
                                                         =============   ============   ============   ============   ============
  Net asset value, offering and redemption
   price per share....................................   $       11.11   $      11.33   $       6.64   $      11.05   $       9.09
                                                         =============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

         U.S.            U.S.             U.S.             U.S.            U.S.
      Balanced          Equity          Large Cap       Large Cap       Small Cap      U.S. Bond     High Yield    International
        Fund             Fund          Equity Fund     Growth Fund     Growth Fund       Fund          Fund         Equity Fund
  -------------------------------------------------------------------------------------------------------------------------------
   $   10,776,728     $116,484,525    $  5,541,995     $  9,259,717    $ 42,059,835   $ 58,968,989  $  41,347,775    $254,688,496
          711,147        1,289,380               -                -       1,166,686        747,169      7,594,776      13,760,421
                -                -               -                -               -              -              -       4,397,176
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------
   $   11,487,875     $117,753,905    $  5,541,995     $  9,259,717    $ 43,226,521   $ 59,716,168  $  48,942,551    $272,846,093
   ==============    =============    ============     ============    ============   ============  =============    ============

   $   11,286,816     $142,475,105    $  6,019,756     $  8,451,827    $ 49,225,762   $ 59,349,325  $  36,683,461    $304,193,664
          711,147        1,289,380               -                -       1,166,686        747,169      7,594,776      13,760,421
                -                -               -                -               -              -              -       4,455,189
           15,722           16,224             628          199,793               -            192              -               -

                -                -               -                -         487,431      1,348,480              -       1,713,029
                -                -          12,618                -               -              -              -
            5,530          172,844           7,627            3,634           3,557              -              -         637,616
           60,900           19,184           2,987            1,060           9,085        721,589        913,087          26,236
            5,886                -              70                -           5,500              -      1,293,043       1,490,000
            4,957                -               -                -               -              -              -               -


                -                -               -                -               -              -              -       2,137,378
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------
       12,090,958      143,972,737       6,043,686        8,656,314      50,898,021     62,166,755     46,484,367     328,413,533
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------


                -                -               -                -               -              -              -               -
          169,754                -               -           11,379         481,559      1,343,908        236,371       2,438,230
            2,026           74,468               -            1,710          37,839         22,014         13,336         210,800
                -                -              22                -               -              -              -               -
                -           27,300           4,550                -               -              -              -               -
                -                -               -                -               -              -              -               -
           44,929          100,905          23,045           67,658          19,376         42,858         17,490          26,179

                -                -               -                -               -              -              -               -
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------
          216,709          202,673          27,617           80,747         538,774      1,408,780        267,197       2,675,209
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------
   $   11,874,249    $ 143,770,064    $  6,016,069     $  8,575,567    $ 50,359,247   $ 60,757,975  $  46,217,170    $325,738,324
   ==============    =============    ============     ============    ============   ============  =============    ============

   $   13,298,352    $ 122,508,961    $ 12,005,546     $  9,612,661    $ 38,657,811   $ 64,722,621   $ 56,673,103    $263,255,406

          (20,232)       2,441,205         (86,114)         (30,101)       (140,879         (7,919)       596,345       1,069,734
       (1,932,629)      (7,213,659)     (6,365,767)        (199,103)      4,676,388     (4,337,053)    (6,387,964)      9,717,175
          528,758       26,033,557         462,404         (807,890)      7,165,927        380,326     (4,664,314)     51,695,009
   --------------    -------------    ------------     ------------    ------------   ------------  -------------    ------------
   $   11,874,249    $ 143,770,064    $  6,016,069     $  8,575,567    $ 50,359,247   $ 60,757,975   $ 46,217,170    $325,738,324
   ==============    =============    ============     ============    ============   ============  =============    ============

   $   10,583,030    $ 130,143,685    $  5,743,599     $  3,733,658    $ 46,693,029   $ 57,382,820  $  44,211,349    $320,897,024
   ==============    =============    ============     ============    ============   ============  =============    ============
        1,171,932        8,300,962         710,204          353,731       3,743,245      5,687,870      5,474,392      26,637,365
   ==============    =============    ============     ============    ============   ============  =============    ============

   $         9.03    $       15.68    $       8.09     $      10.56    $      12.47   $      10.09  $        8.08    $      12.05
   ==============    =============    ============     ============    ============   ============  =============    ============


   $        1,209    $   8,014,732    $     20,081     $      1,100    $      1,721   $      1,251  $         992    $      1,143
   ==============    =============    ============     ============    ============   ============  =============    ============
   $          134    $     513,896    $      2,463     $        105    $        139   $        124  $         123    $         95
   ==============    =============    ============     ============    ============   ============  =============    ============

   $         9.02    $       15.60    $       8.15     $      10.48    $      12.38   $      10.09  $        8.07    $      12.03
   ==============    =============    ============     ============    ============   ============  =============    ============

   $    1,290,010    $   5,611,647    $    252,389     $  4,840,809    $  3,664,497   $  3,373,904  $   2,004,829    $  4,840,157
   ==============    =============    ============     ============    ============   ============  =============    ============
   $      143,842    $     357,113    $     31,427     $    467,843    $    299,539   $    335,805  $     248,061    $    410,165
   ==============    =============    ============     ============    ============   ============  =============    ============

   $         8.97    $       15.71    $       8.03     $      10.35    $      12.23   $      10.05  $        8.08    $      11.80
   ==============    =============    ============     ============    ============   ============  =============    ============

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2000 (Unaudited)

                                                                                        Global         Global
                                                           Global     Global Equity   Technology       Biotech         Global Bond
                                                            Fund          Fund           Fund           Growth            Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends ......................................   $    809,847  $    505,064    $      1,049    $        210    $      3,178
      Interest .......................................      2,404,233        36,910           3,315           2,252         998,148
      Securities lending-net .........................         71,108             -               -               -               -
      Foreign tax withheld ...........................        (30,294)      (15,775)              -               -          (7,997)
                                                         ------------  ------------    ------------    ------------    ------------
               TOTAL INCOME ..........................      3,254,894       526,199           4,364           2,462         993,329
                                                         ------------  ------------    ------------    ------------    ------------
EXPENSES:
      Advisory .......................................        899,931       257,173          13,574           9,739         144,951
      Administration .................................         79,219             -               -               -               -
      Professional ...................................         53,200        23,552          13,248          13,248          23,822
      Printing .......................................         52,688        32,875           2,208           2,208          18,032
      Distribution ...................................         27,760        95,896           5,860           1,663           4,872
      Custodian ......................................         25,991        11,636             261             214           6,910
      Registration ...................................         17,480        16,744           6,072           6,072          25,920
      Other ..........................................         35,743        15,365           2,295           2,284          10,378
                                                         ------------  ------------    ------------    ------------    ------------
               TOTAL OPERATING EXPENSES ..............      1,192,012       453,241          43,518          35,428         234,885
                                                         ------------  ------------    ------------    ------------    ------------
               Expenses deferred by Advisor ..........              -       (32,635)        (22,680)        (22,716)        (55,348)
               Earnings credits ......................           (681)       (3,188)            -               -              (629)
                                                         ------------  ------------    ------------    ------------    ------------
               NET OPERATING EXPENSES ................      1,191,331       417,418          20,838          12,712         178,908
                                                         ------------  ------------    ------------    ------------    ------------
               Interest Expenses .....................         16,622             -               -               -               -
                                                         ------------  ------------    ------------    ------------    ------------
               NET INVESTMENT INCOME (LOSS) ..........      2,046,941       108,781         (16,474)        (10,250)        814,421
                                                         ------------  ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
    Investments ....................................        4,180,922     3,327,281        (575,372)         14,052         (35,107)
    Futures contracts ..............................        4,237,856             -               -               -               -
    Foreign currency transactions ..................       (4,110,954)     (576,953)              -          (5,608)     (1,408,125)
                                                         ------------  ------------    ------------    ------------    ------------
             Net realized gain (loss) ..............        4,307,824     2,750,328        (575,372)          8,444      (1,443,232)
                                                         ------------  ------------    ------------    ------------    ------------
   Change in net unrealized appreciation or
            depreciation on:

    Investments and foreign currency ...............        1,832,871    (2,382,690)       (459,340)        (95,579)      1,177,729
    Futures contracts ..............................          537,004             -               -               -               -
    Forward contracts ..............................        1,088,824       853,137               -               -          40,738
    Translation of other assets and liabilities
         denominated in foreign currency ...........           20,986        (9,353)              -               -         (15,088)
                                                         ------------  ------------    ------------    ------------    ------------
         Change in net unrealized appreciation
            or depreciation ........................        3,479,685    (1,538,906)       (459,340)        (95,579)      1,203,379
                                                         ------------  ------------    ------------    ------------    ------------
   Net realized and unrealized gain (loss) .........        7,787,509     1,211,422      (1,034,712)        (87,135)       (239,853)
                                                         ------------  ------------    ------------    ------------    ------------
     Net increase (decrease) in net assets resulting
     from operations ...............................     $  9,834,450  $  1,320,203    $ (1,051,186)   $    (97,385)   $    574,568
                                                         ============  ============    ============    ============    ============

                See accompanying notes to financial statements

                 UBS Investment Funds -- Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

     U.S.           U.S.            U.S.            U.S.           U.S.
  Balanced          Equity         Large Cap       Large Cap      Small Cap        U.S Bond       High Yield      International
    Fund             Fund         Equity Fund     Growth Fund     Growth Fund        Fund            Fund          Equity Fund
-------------------------------------------------------------------------------------------------------------------------------
 $     32,937    $  1,052,108    $     66,270    $     24,338    $     45,486    $     32,460    $          -    $  2,786,907
      255,136         133,443          19,348          14,649         154,453       2,330,600       2,644,544         366,893
            -               -               -               -               -               -               -          20,060
            -               -               -               -               -               -               -        (227,905)
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
      288,073       1,185,551          85,618          38,987         199,939       2,363,060       2,644,544       2,945,955
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------

       41,450         544,628          33,379          39,468         282,392         161,916         142,840       1,453,336
            -               -               -               -               -               -               -          85,181
        9,752          36,896          18,558           9,296          10,746          20,018          23,032          63,592
        5,454         123,500          17,500           7,928          22,632          34,800          19,009          40,853
        3,129          35,443             584          24,088          16,063           8,355           9,454          22,276
          148           1,945             119             141             706             810             595         135,875
       17,848               -          13,720          17,112          23,184          20,496          17,112          25,944
        3,696          64,849           3,269           3,708           6,283          10,938           6,633          38,132
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
       81,477         807,261          87,129         101,741         362,006         257,333         218,675       1,865,189
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
      (30,957)       (148,908)        (48,358)        (32,663)        (21,188)        (53,686)        (42,748)              -
            -               -               -               -               -               -               -         (26,875)
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
       50,520         658,353          38,771          69,088         340,818         203,647         175,927       1,838,314
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
            -               -               -               -               -               -           9,485          37,907
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
      237,553         527,198          46,847         (30,101)       (140,879)      2,159,413       2,459,132       1,069,734
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------

      (25,044)      8,859,418        (260,615)         91,221       5,933,941        (390,292)     (2,732,253)     19,794,739
      298,469        (123,885)        (18,355)         17,119               -               -             -                 -
            -               -               -               -               -               -             -        (3,065,985)
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
      273,425       8,735,533        (278,970)        108,340       5,933,941        (390,292)     (2,732,253)     16,728,754
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------

      608,149       3,288,910       1,471,709      (2,357,460)     (9,076,630)      2,665,592      (1,133,312)    (44,566,520)
     (106,038)         27,399          (7,461)          1,821               -               -               -               -
            -               -               -               -               -               -               -       3,720,288

            -               -               -               -               -               -               -           9,266
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------

      502,111       3,316,309       1,464,248      (2,355,639)     (9,076,630)      2,665,592      (1,133,312)    (40,836,966)
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------
      775,536      12,051,842       1,185,278      (2,247,299)     (3,142,689)      2,275,300      (3,865,565)    (24,108,212)
 ------------     -----------     -----------    ------------    ------------     -----------    ------------    ------------

 $  1,013,089    $ 12,579,040    $  1,232,125    $ (2,277,400)   $ (3,283,568)   $  4,434,713    $ (1,406,433)   $(23,038,478)
=============     ===========     ===========    ============    ============     ===========    ============    ============

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (Unaudited)

                                                                                                   Global
                                                                                                    Fund
                                                                                               -------------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations .....................................    $   9,834,450
 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
 Net realized and unrealized gain on investments ..........................................       (7,787,509)
 Increase in receivable for investment securities sold ....................................         (685,522)
 Decrease in dividends and interest receivable ............................................          726,969
 Decrease in other assets .................................................................            2,184
 Increase in payable for securities purchased .............................................        1,262,779
 Decrease in payable for investment advisory fee ..........................................          (70,925)
 Decrease in accrued expenses .............................................................          (37,548)
 Increase in variation margin .............................................................         (534,163)
 Net accretion of discount ................................................................         (390,915)
 Purchases of investments .................................................................     (194,751,471)
 Proceeds from sales of investments .......................................................      321,720,894
 Net realized gain on futures contracts ...................................................        4,237,856
 Net realized loss on foreign currency transactions .......................................       (4,110,954)
 Change in net unrealized appreciaton or depreciation on futures contracts ................          537,004
 Change in net unrealized appreciation or depreciation on other assets and liabilities ....           20,986
 Net increase in foreign currency .........................................................         (703,382)
                                                                                               -------------
   Net cash provided by operating activities ..............................................      129,270,733
                                                                                               -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Net capital shares transactions ..........................................................     (113,909,267)
 Net decrease from securities lending .....................................................      (13,012,023)
 Dividends and capital gain distributions paid ............................................       (2,354,296)
                                                                                               -------------
   Net cash used for financing activities .................................................     (129,275,586)
                                                                                               -------------
Net decrease in cash ......................................................................           (4,853)

CASH AT BEGINNING OF PERIOD ...............................................................                -
                                                                                               -------------

CASH AT END OF PERIOD .....................................................................    $      (4,853)
                                                                                               =============

                See accompanying notes to financial statements.

                      This page intentionally left blank.

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Global Fund                   Global Equity Fund
                                                                   ------------------------------   --------------------------------
                                                                      Six Months         Year          Six Months         Year
                                                                        Ended           Ended            Ended            Ended
                                                                     December 31,      June 30,       December 31,      June 30,
                                                                   2000 (Unaudited)      2000       2000 (Unaudited)      2000
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) .................................   $   2,046,941    $   7,094,949    $     108,781    $     162,257
  Net realized gain (loss) .....................................       4,307,824        8,976,951        2,750,328        8,474,282
  Change in net unrealized appreciation or depreciation ........       3,479,685      (21,444,707)      (1,538,906)      (7,646,954)
                                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets from operations ........       9,834,450       (5,372,807)       1,320,203          989,585
                                                                   -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
            Distributions from net investment income ...........               -       (4,971,880)               -         (229,745)
            Distributions from net realized gains ..............      (9,702,495)     (14,468,448)      (4,104,553)      (3,607,561)
                                                                   -------------    -------------    -------------    -------------
  Total Class I distributions ..................................      (9,702,495)     (19,440,328)      (4,104,553)      (3,837,306)
                                                                   -------------    -------------    -------------    -------------
  Brinson Class N:
            Distributions from net investment income ...........               -          (18,729)               -             (986)
            Distributions from net realized gains ..............         (11,339)         (59,854)         (34,788)         (19,859)
                                                                   -------------    -------------    -------------    -------------
  Total Class N distributions ..................................         (11,339)         (78,583)         (34,788)         (20,845)
                                                                   -------------    -------------    -------------    -------------
  UBS Investment Funds Class:
            Distributions from net investment income ...........               -         (181,202)               -          (77,666)
            Distributions from net realized gains ..............        (459,422)        (720,519)      (2,498,356)      (3,756,176)
                                                                   -------------    -------------    -------------    -------------
  Total UBS Investment Funds Class distributions ...............        (459,422)        (901,721)      (2,498,356)      (3,833,842)
                                                                   -------------    -------------    -------------    -------------
  Decrease in net assets from distributions ....................     (10,173,256)     (20,420,632)      (6,637,697)      (7,691,993)
                                                                   -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
            Shares sold ........................................      70,728,394      378,057,007       18,637,769       31,965,448
            Shares issued on reinvestment of distributions......       7,392,619       17,592,753        2,825,455        3,143,195
            Shares redeemed ....................................    (183,764,443)    (556,236,057)     (19,904,271)     (33,431,209)
                                                                   -------------    -------------    -------------    -------------
  Total Brinson Class I transactions ...........................    (105,643,430)    (160,586,297)       1,558,953        1,677,434
                                                                   -------------    -------------    -------------    -------------
  Brinson Class N:
            Shares sold ........................................          10,199           85,811           99,999                -
            Shares issued on reinvestment of distributions......           3,867           68,059           23,849           20,844
            Shares redeemed ....................................          (4,319)      (1,405,050)               -           (1,198)
                                                                   -------------    -------------    -------------    -------------
  Total Brinson Class N transactions ...........................           9,747       (1,251,180)         123,848           19,646
                                                                   -------------    -------------    -------------    -------------
  UBS Investment Funds Class:
            Shares sold ........................................         426,770          385,340          284,104        3,098,087
            Shares issued on reinvestment of distributions......         422,475          863,834        2,278,862        3,281,750
            Shares redeemed ....................................      (1,580,628)     (13,120,314)      (4,840,133)     (18,879,433)
                                                                   -------------    -------------    -------------    -------------
  Total UBS Investment Funds Class transactions ................        (731,383)     (11,871,140)      (2,277,167)     (12,499,596)
                                                                   -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets resulting from
            capital share transactions .........................    (106,365,066)    (173,708,617)        (594,366)     (10,802,516)
                                                                   -------------    -------------    -------------    -------------
  Increase (Decrease) in Net Assets ............................    (106,703,872)    (199,502,056)      (5,911,860)     (17,504,924)
  Net Assets, Beginning of Period ..............................     293,214,199      492,716,255       68,863,283       86,368,207
                                                                   -------------    -------------    -------------    -------------
  Net Assets, End of Period ....................................   $ 186,510,327    $ 293,214,199    $  62,951,423    $  68,863,283
                                                                   =============    =============    =============    =============

  Net assets include accumulated undistributed
            net investment income (loss) .......................   $   2,046,941    $           -    $     108,781    $           -
                                                                   =============    =============    =============    =============

  Share Transactions:
  Brinson Class I:
            Shares sold ........................................       6,300,765       33,602,761        1,537,537        2,577,643
            Shares issued on reinvestment of distributions......         682,606        1,590,665          252,048          257,009
            Shares redeemed ....................................     (16,369,363)     (48,975,929)      (1,637,625)      (2,721,479)
                                                                   -------------    -------------    -------------    -------------
  Total Brinson Class I transactions ...........................      (9,385,992)     (13,782,503)         151,960          113,173
                                                                   -------------    -------------    -------------    -------------
  Brinson Class N:
            Shares sold ........................................             940            7,386            8,271                -
            Shares issued on reinvestment of distributions......             360            6,165            2,139            1,707
            Shares redeemed ....................................            (394)        (127,026)               -              (98)
                                                                   -------------    -------------    -------------    -------------
  Total Brinson Class N transactions ...........................             906         (113,475)          10,410            1,609
                                                                   -------------    -------------    -------------    -------------
  UBS Investment Funds Class:
            Shares sold ........................................          38,946           33,492           23,935          243,526
            Shares issued on reinvestment of distributions......          39,447           78,388          205,303          268,566
            Shares redeemed ....................................        (145,395)      (1,170,744)        (402,318)      (1,533,100)
                                                                   -------------    -------------    -------------    -------------
  Total UBS Investment Funds Class transactions ................         (67,002)      (1,058,864)        (173,080)      (1,021,008)
                                                                   -------------    -------------    -------------    -------------

* Commencement of investment operations

                See accompanying notes to financial statements.

                 UBS Investment Funds -- Financial Statements

------------------------------------------------------------------------------------------------------------------------------------
        Global Technology Fund          Global Biotech Fund             Global Bond Fund                   U.S. Balanced Fund
----------------------------------- -----------------------------  ---------------------------      --------------------------------
      Six Months     May 26, 2000*     Six Months   June 2, 2000*     Six Months        Year           Six Months       Year
        Ended           Through          Ended         Through          Ended          Ended             Ended         Ended
     December 31,      June 30,       December 31,    June 30,       December 31,     June 30,        December 31,    June 30,
   2000 (Unaudited)      2000       2000 (Unaudited)    2000       2000 (Unaudited)     2000        2000 (Unaudited)    2000
------------------------------------------------------------------------------------------------------------------------------------
  $     (16,474)    $     (464)      $  (10,250)    $     (235)    $    814,421     $  3,527,958    $     237,553    $     846,394
       (575,372)         1,624            8,444          7,976       (1,443,232)      (8,536,498)         273,425       (2,003,095)
       (459,340)        46,736          (95,579)       100,207        1,203,379        3,924,705          502,111       (2,296,787)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
     (1,051,186)        47,896          (97,385)       107,948          574,568       (1,083,835)       1,013,089       (3,453,488)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------


              -              -                -              -         (331,177)      (1,118,342)        (393,409)        (815,029)
           (785)             -          (22,723)             -                -          (82,557)               -         (225,248)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
           (785)             -          (22,723)             -         (331,177)      (1,200,899)        (393,409)      (1,040,277)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

              -              -                -              -              (11)               -              (43)             (31)
             (1)             -              (21)             -                -               (1)               -               (7)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
             (1)             -              (21)             -              (11)              (1)             (43)             (38)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

              -              -                -              -           (4,729)         (43,991)         (42,830)         (37,261)
         (2,011)             -           (6,758)             -                -           (4,026)               -          (10,418)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
         (2,011)             -           (6,758)             -           (4,729)         (48,017)         (42,830)         (47,679)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
         (2,797)             -          (29,502)             -         (335,917)      (1,248,917)        (436,282)      (1,087,994)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

      1,467,050        208,013        1,071,283         87,520        5,149,224       25,700,559        2,336,534       11,292,015
            785              -           22,723              -          242,044        1,040,704          364,296        1,016,548
       (994,930)             -         (453,486)             -      (12,063,678)     (73,843,125)      (3,766,827)     (34,385,369)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
        472,905        208,013          640,520         87,520       (6,672,410)     (47,101,862)      (1,065,997)     (22,076,806)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

              -              -                -              -            1,554            1,912                -                -
              1              -               21              -                -                1               43               38
              -              -                -              -             (551)      (1,106,396)               -              (96)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
              1              -               21              -            1,003       (1,104,483)              43              (58)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

      1,444,186        320,741          365,041        144,960          100,019          366,668          200,000          147,189
          1,400              -            6,744              -            3,519           38,350           42,323           41,422
       (226,244)             -          (38,545)             -         (655,971)      (2,630,429)        (253,308)        (588,978)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
      1,219,342        320,741          333,240        144,960         (552,433)      (2,225,411)         (10,985)        (400,367)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

      1,692,248        528,754          973,781        232,480       (7,223,840)     (50,431,756)      (1,076,939)     (22,477,231)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
        638,265        576,650          846,894        340,428       (6,985,189)     (52,764,508)        (500,132)     (27,018,713)
        578,660          2,010          840,438        500,010       45,581,224       98,345,732       12,374,381       39,393,094
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
   $  1,216,925     $  578,660       $1,687,332     $  840,438     $ 38,596,035     $ 45,581,224    $  11,874,249    $  12,374,381
  =============     ==========       ==========     ==========     ============     ============    =============    =============

   $    (16,474)    $        -       $  (10,250)    $        -     $    814,413     $    335,909    $     (20,232)   $     178,497
  =============     ==========       ==========     ==========     ============     ============    =============    =============

        138,207         19,785           88,564          7,462          590,230        2,835,427          258,682        1,279,917
             97              -            1,959              -           27,821          113,243           40,886          119,214
       (104,767)             -          (35,627)             -       (1,369,776)      (8,240,771)        (424,275)      (4,112,896)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
         33,537         19,785           54,896          7,462         (751,725)      (5,292,101)        (124,707)      (2,713,765)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

              -              -                -              -              177              210                -                -
              -              -                2              -                -                -                5                4
              -              -                -              -              (63)        (118,588)               -              (10)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
              -              -                2              -              114         (118,378)               5               (6)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

        130,532         31,255           29,882         12,140           11,255           40,841           22,321           16,973
            173              -              584              -              405            4,177            4,782            4,883
        (32,451)             -           (2,836)             -          (75,143)        (292,883)         (28,497)         (68,563)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------
         98,254         31,255           27,630         12,140          (63,483)        (247,865)          (1,394)         (46,707)
  -------------     ----------       ----------     ----------     ------------     ------------    -------------    -------------

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        U.S Equity Fund               U.S. Large Cap Equity Fund
                                                               --------------------------------  -----------------------------------
                                                                   Six Months         Year           Six Months           Year
                                                                     Ended           Ended              Ended            Ended
                                                                  December 31,      June 30,        December 31,        June 30,
                                                                2000 (Unaudited)      2000        2000 (Unaudited)        2000
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...............................   $     527,198    $   4,244,116    $      46,847      $     268,499
  Net realized gain (loss)...................................       8,735,533       11,296,209         (278,970)        (4,170,075)
  Change in net unrealized appreciation or depreciation......       3,316,309     (145,732,574)       1,464,248         (3,197,720)
                                                                -------------    -------------    -------------      -------------
  Net increase (decrease) in net assets from operations......      12,579,040     (130,192,249)       1,232,125         (7,099,296)
                                                                -------------    -------------    -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
     Distributions from net investment income................      (2,153,781)      (1,354,937)        (127,799)          (260,485)
     Distributions from net realized gains...................      (9,027,121)     (46,078,258)               -         (2,112,124)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class I distributions........................     (11,180,902)     (47,433,195)        (127,799)        (2,372,609)
                                                                -------------    -------------    -------------      -------------

  Brinson Class N:
     Distributions from net investment income................        (130,655)         (12,687)            (320)            (3,358)
     Distributions from net realized gains...................        (626,092)        (773,650)               -            (67,254)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class N distributions........................        (756,747)        (786,337)            (320)           (70,612)
                                                                -------------    -------------    -------------      -------------

  UBS Investment Funds Class:
     Distributions from net investment income................         (41,207)               -           (4,842)              (854)
     Distributions from net realized gains...................        (471,358)      (5,191,383)               -             (6,269)
                                                                -------------    -------------    -------------      -------------
  Total UBS Investment Funds Class distributions.............        (512,565)      (5,191,383)          (4,842)            (7,123)
                                                                -------------    -------------    -------------      -------------
  Decrease in net assets from distributions..................     (12,450,214)     (53,410,915)        (132,961)        (2,450,344)
                                                                -------------    -------------    -------------      -------------

CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
     Shares sold.............................................      33,113,687      122,681,959        1,616,120         20,498,512
     Shares issued on reinvestment of distributions..........      10,176,998       46,438,462          106,520          1,882,863
     Shares redeemed.........................................     (81,199,499)    (549,708,344)     (12,816,479)       (20,540,523)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class I transactions.........................     (37,908,814)    (380,587,923)     (11,093,839)         1,840,852
                                                                -------------    -------------    -------------      -------------

  Brinson Class N:
     Shares sold.............................................       2,754,157        6,190,218                3             23,427
     Shares issued on reinvestment of distributions..........          11,396           39,033              320             70,611
     Shares redeemed.........................................      (1,770,488)      (4,286,205)         (17,729)        (3,038,230)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class N transactions.........................         995,065        1,943,046          (17,406)        (2,944,192)
                                                                -------------    -------------    -------------      -------------

  UBS Investment Funds Class:
     Shares sold.............................................         250,318          885,348           73,377            184,571
     Shares issued on reinvestment of distributions..........         398,491        1,938,596            4,842              7,113
     Shares redeemed.........................................      (7,657,919)     (43,062,328)            (904)           (17,573)
                                                                -------------    -------------    -------------      -------------
  Total UBS Investment Funds Class transactions..............      (7,009,110)     (40,238,384)          77,315            174,111
                                                                -------------    -------------    -------------      -------------

  Net increase (decrease) in net assets resulting from
     capital share transactions..............................     (43,922,859)    (418,883,261)     (11,033,930)          (929,229)
                                                                -------------    -------------    -------------      -------------
  Increase (Decrease) in Net Assets..........................     (43,794,033)    (602,486,425)      (9,934,766)       (10,478,869)
  Net Assets, Beginning of Period............................     187,564,097      790,050,522       15,950,835         26,429,704
                                                                -------------    -------------    -------------      -------------
  Net Assets, End of Period..................................   $ 143,770,064    $ 187,564,097    $   6,016,069      $  15,950,835
                                                                =============    =============    =============      =============

  Net assets include accumulated undistributed
     net investment income (loss)............................   $   2,441,205    $   4,239,650    $     (86,114)     $           -
                                                                =============    =============    =============      =============

  Share Transactions:
  Brinson Class I:
     Shares sold.............................................       2,084,098        7,021,481          208,793          2,464,710
     Shares issued on reinvestment of distributions..........         654,890        2,790,780           13,299            231,926
     Shares redeemed.........................................      (4,886,444)     (32,569,089)      (1,618,396)        (2,626,652)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class I transactions.........................      (2,147,456)     (22,756,828)      (1,396,304)            69,984
                                                                -------------    -------------    -------------      -------------

  Brinson Class N:
     Shares sold.............................................         170,302          355,231                -                952
     Shares issued on reinvestment of distributions..........             737            2,356               40              8,644
     Shares redeemed.........................................        (107,318)        (260,962)          (2,239)          (342,514)
                                                                -------------    -------------    -------------      -------------
  Total Brinson Class N transactions.........................          63,721           96,625           (2,199)          (332,918)
                                                                -------------    -------------    -------------      -------------

  UBS Investment Funds Class:
     Shares sold.............................................          15,589           44,999            9,737             22,263
     Shares issued on reinvestment of distributions..........          25,577          116,996              608                884
     Shares redeemed.........................................        (467,703)      (2,612,305)            (118)            (2,479)
                                                                -------------    -------------    -------------      -------------
  Total UBS Investment Funds Class transactions..............        (426,537)      (2,450,310)          10,227             20,668
                                                                -------------    -------------    -------------      -------------

                See accompanying notes to financial statements.

                 UBS Investments Funds -- Financial Statements

--------------------------------------------------------------------------------------------------------------------------

      U.S. Large Cap Growth Fund                U.S. Small Cap Growth Fund                      U.S. Bond Fund
--------------------------------------    -------------------------------------      ------------------------------------
   Six Months               Year              Six Months             Year                Six Months             Year
     Ended                 Ended                 Ended               Ended                 Ended                Ended
  December 31,            June 30,           December 31,          June 30,             December 31,          June 30,
2000 (Unaudited)            2000           2000 (Unaudited)          2000             2000 (Unaudited)          2000
-------------------------------------------------------------------------------------------------------------------------
$     (30,101)         $      (40,633)    $      (140,879)       $    (283,391)      $   2,159,413         $   5,580,977
      108,340               1,307,241           5,933,941           14,184,229            (390,292)           (2,898,299)
   (2,355,639)                495,586          (9,076,630)          12,102,689           2,665,592               218,149
-------------          --------------     ---------------        -------------       -------------         -------------
   (2,277,400)              1,762,194          (3,283,568)          26,003,527           4,434,713             2,900,827
-------------          --------------     ---------------        -------------       -------------         -------------
            -                       -                   -                    -          (3,409,343)           (4,678,165)
     (582,801)               (226,909)         (8,814,507)                   -                   -                     -
-------------          --------------     ---------------        -------------       -------------         -------------
     (582,801)               (226,909)         (8,814,507)                   -          (3,409,343)           (4,678,165)
-------------          --------------     ---------------        -------------       -------------         -------------

            -                       -                   -                    -                 (71)                  (71)
         (173)                    (80)               (322)                   -                   -                     -
-------------          --------------     ---------------        -------------       -------------         -------------
         (173)                    (80)               (322)                   -                 (71)                  (71)
-------------          --------------     ---------------        -------------       -------------         -------------

            -                       -                   -                    -            (175,167)             (374,662)
     (798,399)               (376,172)           (707,080)                   -                   -                     -
-------------          --------------     ---------------        -------------       -------------         -------------
     (798,399)               (376,172)           (707,080)                   -            (175,167)             (374,662)
-------------          --------------     ---------------        -------------       -------------         -------------
   (1,381,373)               (603,161)         (9,521,909)                   -          (3,584,581)           (5,052,898)
-------------          --------------     ---------------        -------------       -------------         -------------

      401,874               4,048,482          12,596,449           29,765,229          29,408,013            70,180,980
      557,236                 217,384           7,277,911                    -           3,119,067             4,552,534
   (1,515,173)             (1,701,110)        (12,354,491)         (38,928,066)        (34,054,841)         (106,749,956)
-------------          --------------     ---------------        -------------       -------------         -------------
     (556,063)              2,564,756           7,519,869           (9,162,837)         (1,527,761)          (32,016,442)
-------------          --------------     ---------------        -------------       -------------         -------------

            -                       -                   -                    -                   -                     -
          173                      80                 322                    -                  72                    71
            -                       -                   -                    -                   -                     -
-------------          --------------     ---------------        -------------       -------------         -------------
          173                      80                 322                    -                  72                    71
-------------          --------------     ---------------        -------------       -------------         -------------

      510,351               5,084,906           1,743,866            2,415,418             772,156             1,492,544
      751,964                 376,172             676,885                    -             152,308               310,529
   (1,541,352)             (4,200,579)         (1,424,392)            (459,900)         (1,136,771)           (4,032,375)
-------------          --------------     ---------------        -------------       -------------         -------------
     (279,037)              1,260,499             996,359            1,955,518            (212,307)           (2,229,302)
-------------          --------------     ---------------        -------------       -------------         -------------

     (834,927)              3,825,335           8,516,550           (7,207,319)         (1,739,996)          (34,245,673)
-------------          --------------     ---------------        -------------       -------------         -------------
   (4,493,700)              4,984,368          (4,288,927)          18,796,208            (889,864)          (36,397,744)
   13,069,267               8,084,899          54,648,174           35,851,966          61,647,839            98,045,583
-------------          --------------     ---------------        -------------       -------------         -------------
$   8,575,567          $   13,069,267     $    50,359,247        $  54,648,174       $  60,757,975         $  61,647,839
=============          ==============     ===============        =============       =============         =============

$     (30,101)         $            -     $      (140,879)       $           -       $      (7,919)        $   1,417,249
=============          ==============     ===============        =============       =============         =============


       28,435                 276,574             800,581            2,526,985           2,880,317             6,936,124
       48,752                  15,996             577,154                    -             312,532               461,106
     (108,634)               (119,266)           (766,694)          (3,231,011)         (3,318,424)          (10,539,673)
-------------          --------------     ---------------        -------------       -------------         -------------
      (31,447)                173,304             611,041             (704,026)           (125,575)           (3,142,443)
-------------          --------------     ---------------        -------------       -------------         -------------

            -                       -                   -                    -                   -                     -
           15                       6                  25                    -                   7                     7
            -                       -                   -                    -                   -                     -
-------------          --------------     ---------------        -------------       -------------         -------------
           15                       6                  25                    -                   7                     7
-------------          --------------     ---------------        -------------       -------------         -------------

       34,426                 363,462             107,026              193,136              75,572               146,887
       67,020                  27,906              54,720                    -              15,323                31,628
     (109,716)               (286,213)            (90,519)             (34,814)           (109,946)             (411,376)
-------------          --------------     ---------------        -------------       -------------         -------------
       (8,270)                105,155              71,227              158,322             (19,051)             (232,861)
-------------          --------------     ---------------        -------------       -------------         -------------

                 UBS Investment Funds -- Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       High Yield Fund                International Equity Fund
                                                             -----------------------------------  ----------------------------------
                                                                 Six Months           Year          Six Months             Year
                                                                    Ended             Ended            Ended               Ended
                                                                 December 31,        June 30,       December 31,          June 30,
                                                               2000 (Unaudited)        2000       2000 (Unaudited)          2000
                                                               ----------------      --------     ----------------        --------
OPERATIONS:
  Net investment income ...................................    $   2,459,132      $  5,274,444      $  1,069,734    $     4,208,084
  Net realized gain (loss) ................................       (2,732,253)       (3,589,002)       16,728,754         41,417,003
  Change in net unrealized appreciation or depreciation ...       (1,133,312)       (1,386,533)      (40,836,966)        15,371,143
                                                               -------------      ------------      ------------    ---------------
  Net increase (decrease) in net assets from operations ...       (1,406,433)          298,909       (23,038,478)        60,996,230
                                                               -------------      ------------      ------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Brinson Class I:
         Distributions from net investment income .........       (3,186,309)       (3,997,434)                -         (2,727,974)
         Distributions from net realized gains ............                -          (384,243)      (19,686,582)        (5,283,152)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class I distributions .....................       (3,186,309)       (4,381,677)      (19,686,582)        (8,011,126)
                                                               -------------      ------------      ------------    ---------------
  Brinson Class N:
         Distributions from net investment income .........              (86)              (74)                -                  -
         Distributions from net realized gains ............                -                (7)              (68)               (13)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class N distributions .....................              (86)              (81)              (68)               (13)
                                                               -------------      ------------      ------------    ---------------
  UBS Investment Funds Class:
         Distributions from net investment income .........         (171,677)         (315,019)                -             (9,831)
         Distributions from net realized gains ............                -           (40,374)         (307,666)           (74,353)
                                                               -------------      ------------      ------------    ---------------
  Total UBS Investment Funds Class distributions ..........         (171,677)         (355,393)         (307,666)           (84,184)
                                                               -------------      ------------      ------------    ---------------
         Decrease in net assets from distributions ........       (3,358,072)       (4,737,151)      (19,994,316)        (8,095,323)
                                                               -------------      ------------      ------------    ---------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
  Brinson Class I:
         Shares sold ......................................       68,905,551        75,679,660       573,451,198      1,049,008,547
         Shares issued on reinvestment of distributions....        2,928,367         3,943,554        18,305,757          7,708,071
         Shares redeemed ..................................      (73,963,973)      (84,709,596)     (640,477,366)    (1,187,345,955)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class I transactions ......................       (2,130,055)       (5,086,382)      (48,720,411)      (130,629,337)
                                                               -------------      ------------      ------------    ---------------
  Brinson Class N:
         Shares sold ......................................                -                 -                 -                373
         Shares issued on reinvestment of distributions....               85                81                68                 13
         Shares redeemed ..................................                -                 -                 -            (14,890)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class N transactions ......................               85                81                68            (14,504)
                                                               -------------      ------------      ------------    ---------------
  UBS Investment Funds Class:
         Shares sold ......................................          219,872           484,592           847,290          1,895,728
         Shares issued on reinvestment of distributions....           80,217           274,449           307,032             81,724
         Shares redeemed ..................................         (197,958)       (4,562,131)       (1,467,406)        (3,506,844)
                                                               -------------      ------------      ------------    ---------------
  Total UBS Investment Funds Class transactions ...........          102,131        (3,803,090)         (313,084)        (1,529,392)
                                                               -------------      ------------      ------------    ---------------
  Net decrease in net assets resulting from
         capital share transactions .......................       (2,027,839)       (8,889,391)      (49,033,427)      (132,173,233)
                                                               -------------      ------------      ------------    ---------------
  Decrease in Net Assets ..................................       (6,792,344)      (13,327,633)      (92,066,221)       (79,272,326)
  Net Assets, Beginning of Period .........................       53,009,514        66,337,147       417,804,545        497,076,871
                                                               -------------      ------------      ------------    ---------------
  Net Assets, End of Period ...............................    $  46,217,170      $ 53,009,514      $325,738,324    $   417,804,545
                                                               =============      ============      ============    ===============
  Net assets include accumulated undistributed
         net investment income ............................    $     596,345      $  1,495,285      $  1,069,734    $             -
                                                               =============      ============      ============    ===============
SHARE TRANSACTIONS:
  Brinson Class I:
         Shares sold ......................................        7,558,949         8,072,340        44,736,022         80,245,905
         Shares issued on reinvestment of distributions....          367,885           416,227         1,553,969            575,659
         Shares redeemed ..................................       (7,982,065)       (8,988,112)      (50,007,832)       (90,203,629)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class I transactions ......................          (55,231)         (499,545)       (3,717,841)        (9,382,065)
                                                               -------------      ------------      ------------    ---------------
  Brinson Class N:
         Shares sold ......................................                -                 -                 -                 30
         Shares issued on reinvestment of distributions....               11                 9                 6                  1
         Shares redeemed ..................................                -                 -                 -             (1,174)
                                                               -------------      ------------      ------------    ---------------
  Total Brinson Class N transactions ......................               11                 9                 6             (1,143)
                                                               -------------      ------------      ------------    ---------------
  UBS Investment Funds Class:
         Shares sold ......................................           23,746            50,427            67,883            146,606
         Shares issued on reinvestment of distributions....           10,064            28,713            26,606              6,167
         Shares redeemed ..................................          (21,771)         (475,553)         (119,684)          (269,636)
                                                               -------------      ------------      ------------    ---------------
  Total UBS Investment Funds Class transactions ...........           12,039          (396,413)          (25,195)          (116,863)
                                                               -------------      ------------      ------------    ---------------

                See accompanying notes to financial statements.

                      Global Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                                                   July 31, 1995*
                                                 December 31, 2000                 Year Ended June 30,                   Through
                                                                      --------------------------------------------
UBS Investment Funds Class                          (Unaudited)        2000         1999         1998        1997     June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $ 11.17        $ 11.95      $  12.71     $  13.05    $  12.18      $ 11.60
                                                      -------        -------      --------     --------    --------      -------
Income (loss) from investment operations:
  Net investment income...........................       0.07           0.17**        0.20         0.30        0.34         0.39
  Net realized and unrealized gain (loss).........       0.50          (0.30)         0.25         0.61        1.75         1.10
                                                      -------        -------      --------     --------    --------      -------
      Total income (loss) from
        investment operations.....................       0.57          (0.13)         0.45         0.91        2.09         1.49
                                                      -------        -------      --------     --------    --------      -------
  Less distributions:
  Distributions from and in excess of
    net investment income.........................       0.00          (0.13)        (0.37)       (0.55)      (0.57)       (0.59)
  Distributions from net realized gains...........      (0.63)         (0.52)        (0.84)       (0.70)      (0.65)       (0.32)
                                                      -------        -------      --------     --------    --------      -------
      Total distributions.........................      (0.63)         (0.65)        (1.21)       (1.25)      (1.22)       (0.91)
                                                      -------        -------      --------     --------    --------      -------
Net asset value, end of year......................    $ 11.11        $ 11.17      $  11.95     $  12.71    $  13.05      $ 12.18
                                                      =======        =======      ========     ========    ========      =======
Total return (non-annualized).....................       5.36%         (1.00)%        3.92%        7.60%      18.13%       13.24%
Ratios/Supplemental data:
  Net assets, end of year (in 000s)...............    $ 7,991        $ 8,784      $ 22,060     $ 30,436    $ 26,303      $14,030
  Ratio of expenses to average net assets.........       1.70%***       1.64%         1.61%        1.59%       1.64%        1.69%***
  Ratio of net investment income
    to average net assets.........................       1.19%***       1.34%         1.58%        2.05%       2.38%        3.04%***
  Portfolio turnover rate.........................         44%            98%          105%          88%        150%         142%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized
/1/ The ratio of net operating expenses to average net assets was 1.68%.

                See accompanying notes to financial statements.

                  Global Equity Fund -- Financial Highlights

-------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.


                                                    Six Months Ended                                              July 31, 1995*
                                                    December 31, 2000          Year Ended June 30,                   Through
                                                                      --------------------------------------
UBS Investment Funds Class                             (Unaudited)        2000       1999      1998      1997     June 30, 1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................   $    12.41     $   13.40   $  12.51  $  12.73  $  11.57    $    10.35
                                                       ----------     ---------   --------  --------  --------    ----------
Income from investment operations:
   Net investment income (loss).....................        (0.01)**      (0.03)**    0.04      0.07      0.08         (0.01)
   Net realized and unrealized gain.................         0.25          0.27       1.09      0.83      2.13          1.93
                                                       ----------     ---------   --------  --------  --------    ----------
        Total income from
         investment operations......................         0.24          0.24       1.13      0.90      2.21          1.92
                                                       ----------     ---------   --------  --------  --------    ----------
Less distributions:
  Distributions from net investment income..........         0.00         (0.02)     (0.06)    (0.07)    (0.06)        (0.01)
  Distributions from net realized gains.............        (1.32)        (1.21)     (0.18)    (1.05)    (0.99)        (0.69)
                                                       ----------     ---------   --------  --------  --------    ----------
        Total distributions.........................        (1.32)        (1.23)     (0.24)    (1.12)    (1.05)        (0.70)
                                                       ----------     ---------   --------  --------  --------    ----------
Net asset value, end of period......................   $    11.33     $   12.41   $  13.40  $  12.51  $  12.73    $    11.57
                                                       ==========     =========   ========  ========  ========    ==========
Total return (non-annualized).......................         2.17%         1.96%      9.28%     8.15%    20.34%        19.25%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...............   $   23,696     $  28,101   $ 44,042  $ 59,147  $ 61,680    $   33,012
  Ratio of expenses to average net assets:
   Before expense reimbursement
      and earnings credits..........................         1.87%***      1.83%      1.81%     1.78%     2.00%         2.53%***
   After expense reimbursement
      and earnings credits..........................         1.76%***      1.76%      1.76%     1.76%     1.75%         1.76%***
Ratio of net investment income (loss)
 to average net assets:
    Before expense reimbursement
       and earnings credits.........................        (0.23)%***    (0.27)%     0.29%     0.53%     0.60%        (0.19)%***
    After expense reimbursement
       and earnings credits.........................        (0.12)%***    (0.20)%     0.34%     0.55%     0.85%         0.58%***
 Portfolio turnover rate............................           34%          111%        86%       46%       32%           74%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

                Global Technology Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                   Six Months Ended      May 26, 2000*
                                                                                   December 31, 2000       Through
UBS Investment Funds Class                                                            (Unaudited)       June 30, 2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................................      $ 11.29             $  10.00
                                                                                       -------             --------
     Income (loss) from investment operations:
          Net investment loss....................................................        (0.09)**             (0.01)
          Net realized and unrealized gain (loss)................................        (4.55)                1.30
                                                                                       -------             --------
               Total income (loss) from investment operations....................        (4.64)                1.29
                                                                                       -------             --------
     Less distributions:
          Distributions from net investment income...............................         0.00                 0.00
          Distributions from net realized gains..................................        (0.01)                0.00
                                                                                       -------             --------
               Total distributions...............................................        (0.01)                0.00
                                                                                       -------             --------
Net asset value, end of period...................................................      $  6.64             $  11.29
                                                                                       =======             ========

Total return (non-annualized)....................................................       (41.08)%              12.90%
Ratios/Supplemental data:
     Net assets, end of period (in 000s).........................................      $   860             $    354
     Ratio of expenses to average net assets:
          Before expense reimbursement and earnings credits......................         4.89%***            14.28%***
          After expense reimbursement and earnings credits.......................         2.55%***             2.55%***
     Ratio of net investment loss to average net assets:
          Before expense reimbursement and earnings credits......................        (4.44)%***          (13.26)%***
          After expense reimbursement and earnings credits.......................        (2.10)%***           (1.53)%***
     Portfolio turnover rate.....................................................          158%                  14%

*   Commencement of UBS Investment Funds Class
** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

                  Global Biotech Fund -- Financial Highlights

-------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                    Six Months Ended         June 2, 2000*
                                                                                    December 31, 2000          Through
UBS Investment Funds Class                                                             (Unaudited)           June 30, 2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........................................       $    12.07             $    10.00
                                                                                       ----------             ----------
  Income (loss) from investment operations:
    Net investment loss ........................................................            (0.12)**               (0.01)**
    Net realized and unrealized gain (loss) ....................................            (0.69)                  2.08
                                                                                       ----------             ----------
       Total income (loss) from investment operations ..........................            (0.81)                  2.07
                                                                                       ----------             ----------
  Less distributions:
    Distributions from net investment income ...................................             0.00                   0.00
    Distributions from net realized gains ......................................            (0.21)                  0.00
                                                                                       ----------             ----------
       Total distributions .....................................................            (0.21)                  0.00
                                                                                       ----------             ----------
Net asset value, end of period .................................................       $    11.05             $    12.07
                                                                                       ==========             ==========
Total return (non-annualized) ..................................................            (6.82)%                20.70%
  Net assets, end of period (in 000s) ..........................................       $      441             $      148
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits ..........................             4.98%***              11.10%***
    After expense reimbursement and earnings credits ...........................             2.30%***               2.30%***
  Ratio of net investment loss to average net assets:
    Before expense reimbursement and earnings credits ..........................            (4.69)%***            (10.29)%***
    After expense reimbursement and earnings credits ...........................            (2.01)%***             (1.49)%***
  Portfolio turnover rate ......................................................              127%                    19%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

                   Global Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                                                    July 31, 1995*
                                                  December 31, 2000                Year Ended June 30,                   Through
                                                                     ----------------------------------------------
UBS Investment Funds Class                          (Unaudited)      2000          1999          1998          1997    June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.............     $  8.97     $   9.16     $    9.39     $    9.61     $   10.02    $    10.56
                                                      -------     --------     ---------     ---------     ---------    ----------
Income (loss) from investment operations:
     Net investment income.......................        0.17**       0.36**        0.34**        0.38**        0.62          0.78
     Net realized and unrealized gain (loss).....       (0.03)       (0.43)        (0.07)        (0.18)         0.10          0.15
                                                      -------     --------     ---------     ---------     ---------    ----------
       Total income (loss) from
         investment operations...................        0.14        (0.07)         0.27          0.20          0.72          0.93
                                                      -------     --------     ---------     ---------     ---------    ----------
Less distributions:
     Distributions from and in excess of
       net investment income.....................       (0.02)       (0.11)        (0.42)        (0.25)        (0.94)        (1.37)
                                                      -------     --------     ---------     ---------     ---------    ----------
     Distributions from net realized gains.......           -        (0.01)        (0.08)        (0.17)        (0.19)        (0.10)
                                                      -------     --------     ---------     ---------     ---------    ----------
       Total distributions.......................       (0.02)       (0.12)        (0.50)        (0.42)        (1.13)        (1.47)
                                                      -------     --------     ---------     ---------     ---------    ----------
Net asset value, end of period...................     $  9.09     $   8.97     $    9.16     $    9.39     $    9.61    $    10.02
                                                      =======     ========     =========     =========     =========    ==========
Total return (non-annualized)....................        1.61%       (0.84)%        2.58%         2.28%         7.20%         9.17%
Ratios/Supplemental data:
     Net assets, end of period (in 000s).........     $ 1,564     $  2,114     $   4,429     $   4,377     $   4,110    $    3,653
     Ratio of expenses to average net assets:
       Before expense reimbursement
         and earnings credits....................        1.68%***     1.54%         1.39%         1.45%         1.81%         2.14%
       After expense reimbursement
         and earnings credits....................        1.39%***     1.43%          N/A          1.39%         1.39%         1.39%
     Ratio of net investment income
       to average net assets:
       Before expense reimbursement
         and earnings credits....................        3.46%***     3.85%         3.56%         3.98%         4.41%         4.49%
       After expense reimbursement
         and earnings credits....................        3.75%***     3.96%          N/A          4.04%         4.83%         5.24%
Portfolio turnover rate..........................          78%          87%          138%          151%          135%          184%

*    Commencement of UBS Investment Funds Class
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized
 /1/ The ratio of net operating expenses to average net assets was 1.39%.
N/A = Not Applicable

                See accompanying notes to financial statements.

                  U.S. Balanced Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                                                    July 31, 1995*
                                                  December 31, 2000               Year Ended June 30,                    Through
                                                                      ----------------------------------------------
UBS Investment Funds Class                           (Unaudited)       2000         1999         1998         1997    June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............      $  8.52        $  9.32      $ 12.19      $ 12.46      $ 11.67     $ 11.38
                                                       -------        -------      -------      -------      -------     -------
Income (loss) from investment operations:
  Net investment income..........................         0.15**         0.22**       0.27**       0.42**       0.38        0.42
  Net realized and unrealized gain (loss)........         0.61          (0.74)        0.18         0.95         1.31        0.86
                                                       -------        -------      -------      -------      -------     -------
       Total income (loss)
         from investment operations..............         0.76          (0.52)        0.45         1.37         1.69        1.28
                                                       -------        -------      -------      -------      -------     -------
Less distributions:
  Distributions from net investment income.......        (0.31)         (0.22)       (0.67)       (0.70)       (0.36)      (0.42)
  Distributions from net realized gains..........         0.00          (0.06)       (2.65)       (0.94)       (0.54)      (0.57)
                                                       -------        -------      -------      -------      -------     -------
       Total distributions.......................        (0.31)         (0.28)       (3.32)       (1.64)       (0.90)      (0.99)
                                                       -------        -------      -------      -------      -------     -------
Net asset value, end of period...................      $  8.97        $  8.52      $  9.32      $ 12.19      $ 12.46     $ 11.67
                                                       =======        =======      =======      =======      =======     =======
Total return (non-annualized)....................         8.95%         (5.57)%       4.13%       11.79%       14.99%      11.54%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)............      $ 1,290        $ 1,237      $ 1,789      $ 1,880      $ 1,649     $   779
  Ratio of expenses to average net assets:
    Before expense reimbursement.................         1.82%***       1.51%        1.46%        1.31%        1.38%       1.51%***
    After expense reimbursement..................         1.30%***       1.31%        1.30%        1.30%        1.30%       1.30%***
  Ratio of net investment income
    to average net assets:
    Before expense reimbursement.................         3.04%***       2.30%        2.50%        3.38%        3.28%       3.26%***
    After expense reimbursement..................         3.56%***       2.50%        2.66%        3.39%        3.36%       3.47%***
  Portfolio turnover rate........................           93%            96%         113%         194%         329%        240%

  *  Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized
  +  The ratio of net operating expenses to average net assets was 1.30%

                See accompanying notes to financial statements.

                   U.S. Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended                                              July 31, 1995*
                                                        December 31, 2000              Year Ended June 30,               Through
                                                                         --------------------------------------------
UBS Investment Funds Class                                  (Unaudited)    2000        1999         1998        1997  June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.....................  $   15.95    $   21.39   $  19.83     $  17.59    $  14.58    $ 11.94
                                                           ---------    ---------   --------     --------    --------    -------
Income (loss) from investment operations:
   Net investment income.................................       0.01**       0.08**     0.06**       0.09        0.11       0.10
   Net realized and unrealized gain (loss)...............       1.22        (3.75)      2.67         3.38        4.22       2.92
                                                           ---------    ---------   --------     --------    --------    -------
        Total income (loss)
          from investment operations.....................       1.23        (3.67)      2.73         3.47        4.33       3.02
                                                           ---------    ---------   --------     --------    --------    -------
Less distributions:
   Distributions from net investment income..............      (0.12)           -      (0.05)       (0.10)      (0.09)     (0.13)
   Distributions from net realized gains.................      (1.35)       (1.77)     (1.12)       (1.13)      (1.23)     (0.25)
                                                           ---------    ---------   --------     --------    --------    -------
        Total distributions..............................      (1.47)       (1.77)     (1.17)       (1.23)      (1.32)     (0.38)
                                                           ---------    ---------   --------     --------    --------    -------
Net asset value, end of period...........................  $   15.71        15.95   $  21.39     $  19.83    $  17.59    $ 14.58
                                                           =========    =========   ========     ========    ========    =======

Total return (non-annualized)............................       7.76%      (17.47)%    14.63%       20.80%      31.28%     25.70%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...................  $   5,612     $ 12,503   $ 69,167     $ 55,063    $ 35,039    $ 5,387
   Ratio of expenses to average net assets:
    Before expense reimbursement.........................       1.51%***     1.36       1.32%        1.32%       1.41%      1.66%***
    After expense reimbursement..........................       1.32%***     1.32        N/A          N/A        1.32%      1.32%***
   Ratio of net investment income
    to average net assets:
    Before expense reimbursement.........................       0.01%***     0.37       0.30%        0.60%       0.54%      0.61%***
    After expense reimbursement..........................       0.20%***     0.41        N/A          N/A        0.63%      0.95%***
   Portfolio turnover rate...............................         28%          55%        48%          42%         43%        36%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized
N/A = Not Applicable

               See accompanying notes to financial statements.

               U.S. Large Cap Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                               Six Months Ended                                     April 6, 1998*
                                                               December 31, 2000     Year Ended       Year Ended       Through
UBS Investment Funds Class                                        (Unaudited)      June 30, 2000    June 30, 1999   June 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................    $     7.43         $    11.07       $     9.79      $   10.00
                                                                  ----------         ----------       ----------      ---------
Income (loss) from investment operations:
   Net investment income......................................          0.02**             0.08**           0.04**         0.02
   Net realized and unrealized gain (loss)....................          0.74              (2.68)            1.31          (0.22)
                                                                  ----------         ----------       ----------      ---------
        Total income (loss) from investment operations........          0.76              (2.60)            1.35          (0.20)
                                                                  ----------         ----------       ----------      ---------
Less distributions:
   Distributions from net investment income...................         (0.16)             (0.09)           (0.07)         (0.01)
   Distributions from net realized gains......................             -              (0.95)               -              -
                                                                  ----------         ----------       ----------      ---------
        Total distributions...................................         (0.16)             (1.04)           (0.07)         (0.01)
                                                                  ----------         ----------       ----------      ---------
Net asset value, end of period................................    $     8.03         $     7.43       $    11.07      $    9.79
                                                                  ==========         ==========       ==========      =========
Total return (non-annualized).................................         10.21%            (24.20)%          13.86%         (2.06)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)........................           252         $      158       $        6      $       1
   Ratio of expenses to average net assets:
     Before expense reimbursement.............................          2.33%***           1.79%            1.81%          2.11%***
     After expense reimbursement..............................          1.32%***           1.32%            1.32%          1.32%***
   Ratio of net investment income to average net assets:
   Before expense reimbursement...............................         (0.54)%***          0.18%            0.05%          0.00%***
   After expense reimbursement................................          0.47%***           0.65%            0.54%          0.79%***
Portfolio turnover rate.......................................            46%               174%              88%            12%

*    Commencement of UBS Investment Funds Class
** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized

                See accompanying notes to financial statements.

               U.S. Large Cap Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                                Six Months Ended
                                                                                December 31, 2000    Year Ended      Period Ended
UBS Investment Funds Class                                                         (Unaudited)     June 30, 2000    June 30, 1999*
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..........................................   $   15.09           $   13.85       $  11.84
                                                                                 ---------           ---------       --------
Income (loss) from investment operations:
  Net investment loss.........................................................       (0.05)              (0.10)**       (0.04)
  Net realized and unrealized gain (loss).....................................       (2.78)               2.29           2.05
                                                                                 ---------           ---------       --------
          Total income (loss) from investment operations......................       (2.83)               2.19           2.01
                                                                                 ---------           ---------       --------
Less distributions:
  Distributions from net realized gain........................................       (1.91)              (0.95)             -
                                                                                 ---------           ---------       --------
          Total distributions.................................................       (1.91)              (0.95)             -
                                                                                 ---------           ---------       --------

Net asset value, end of period................................................   $   10.35           $   15.09       $  13.85
                                                                                 =========           =========       ========
Total return (non-annualized).................................................      (19.73)%             16.62%         16.98%
Ratios/Supplemental data:
  Net assets, end of period (in 000s).........................................   $   4,841           $   7,183       $  5,136
  Ratio of expenses to average net assets:
      Before expense reimbursement............................................        2.15%***            2.63%          3.15%***
      After expense reimbursement.............................................        1.57%***            1.57%          1.57%***
  Ratio of net investment loss to average net assets:
      Before expense reimbursement............................................       (1.46)%***          (1.74)%        (2.03)%***
      After expense reimbursement.............................................       (0.88)%***          (0.68)%        (0.45)%***
  Portfolio turnover rate.....................................................          31%                 86%            51%


* Commencement of UBS Investment Funds Class was December 31, 1998. ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

              U.S. Small Cap Growth Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                            Six Months Ended
                                                                           December 31, 2000     Year Ended       Period Ended
UBS Investment Funds Class                                                    (Unaudited)      June 30, 2000    June 30, 1999*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................................           $   16.08        $    9.14         $  8.80
                                                                               ---------        ---------         -------
Income (loss) from investment operations:
  Net investment loss...............................................               (0.08)           (0.18)**        (0.06)
  Net realized and unrealized gain (loss)...........................               (0.94)            7.12            0.40
                                                                               ---------        ---------         -------
     Total income (loss) from investment operations.................               (1.02)            6.94            0.34
                                                                               ---------        ---------         -------
Less distributions:
  Distributions from net realized gains.............................               (2.83)               -               -
                                                                               ---------        ---------         -------
     Total distributions............................................               (2.83)               -               -
                                                                               ---------        ---------         -------
Net asset value, end of period......................................           $   12.23        $   16.08         $  9.14
                                                                               =========        =========         =======
Total return (non-annualized).......................................               (6.54)%          75.93%           3.86%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)...............................           $   3,664        $   3,671         $   640
  Ratio of expenses to average net assets:
     Before expense reimbursement...................................                1.99%***         2.08%           2.09%***
     After expense reimbursement....................................                1.92%***         1.92%           1.92%***
  Ratio of net investment loss to average net assets:
     Before expense reimbursement...................................               (1.28)%***       (1.53)%         (1.39)%***
     After expense reimbursement....................................               (1.21)%***       (1.37)%         (1.22)%***
  Portfolio turnover rate...........................................                  35%             104%             71%

  *  Commencement of UBS Investment Funds Class was December 31, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized

                See accompanying notes to financial statements.

                    U.S. Bond Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                             Six Months Ended                                                       August 31, 1995*
                                             December 31, 2000                 Year Ended June 30,                      Through
                                                                 -------------------------------------------------
UBS Investment Funds Class                      (Unaudited)       2000           1999          1998          1997      June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........  $   9.94        $  10.23       $  10.54      $  10.22      $   9.92      $  10.00
                                               --------        --------       --------      --------      --------      --------
Income from investment operations:
  Net investment income......................      0.32**          0.58**         0.52**        0.50          0.46**        0.46
  Net realized and unrealized gain (loss)....      0.37           (0.25)         (0.26)         0.49          0.32         (0.13)
                                               --------        --------       --------      --------      --------      --------
       Total income from
        investment operations................      0.69            0.33           0.26          0.99          0.78          0.33
                                               --------        --------       --------      --------      --------      --------
Less distributions:
  Distributions from net investment income...     (0.58)          (0.62)         (0.42)        (0.53)        (0.48)        (0.38)
  Distributions from net realized gains......         -               -          (0.15)        (0.14)            -         (0.03)
                                               --------        --------       --------      --------      --------      --------
        Total distributions..................     (0.58)          (0.62)         (0.57)        (0.67)        (0.48)        (0.41)
                                               --------        --------       --------      --------      --------      --------
Net asset value, end of period...............  $  10.05        $   9.94       $  10.23      $  10.54      $  10.22      $   9.92
                                               ========        ========       ========      ========      ========      ========
Total return (non-annualized)................      6.96%           3.33%          2.45%         9.97%         7.91%         3.24%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)........  $  3,374        $  3,526       $  6,015      $  2,444      $  1,399      $    636
  Ratio of expenses to average net assets:
   Before expense reimbursement..............      1.23%***        1.14%          1.08%         1.31%         2.12%         4.10%***
   After expense reimbursement...............      1.07%***        1.07%          1.07%         1.07%         1.07%         1.07%***
  Ratio of net investment income
   to average net assets:
   Before expense reimbursement..............      6.03%***        5.65%          4.95%         5.14%         4.67%         2.53%***
   After expense reimbursement...............      6.19%***        5.72%          4.96%         5.38%         5.72%         5.56%***
  Portfolio turnover rate....................        90%            170%           260%          198%          410%          363%

  * Commencement of UBS Investment Funds Class
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
*** Annualized

                See accompanying notes to financial statements.

                    High Yield Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   Six Months Ended
                                                                   December 31, 2000     Year Ended       Period Ended
UBS Investment Funds Class                                            (Unaudited)      June 30, 2000     June 30, 1999*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................      $     9.17       $       9.95      $        9.98
                                                                       ----------       ------------      -------------
Income (loss) from investment operations:
   Net investment income.........................................            0.43**             0.84**             0.41**
   Net realized and unrealized loss..............................           (0.80)             (0.90)             (0.15)
                                                                       ----------       ------------      -------------
         Total income (loss) from investment operations..........           (0.37)             (0.06)              0.26
                                                                       ----------       ------------      -------------
Less distributions:
   Distributions from net investment income......................           (0.72)             (0.65)             (0.29)
   Distributions from net realized gains.........................               -              (0.07)                 -
                                                                       ----------       ------------      -------------
         Total distributions.....................................           (0.72)             (0.72)             (0.29)
                                                                       ----------       ------------      -------------
Net asset value, end of period...................................      $     8.08       $       9.17      $        9.95
                                                                       ==========       =============     =============
Total return (non-annualized)....................................           (3.95)%            (0.68)%             2.61%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)...........................      $    2,005       $      2,164      $       6,292
   Ratio of expenses to average net assets:
     Before expense reimbursement................................            1.77%***           1.70%              1.68%***
     After expense reimbursement.................................            1.59%***           1.55%              1.55%***
   Ratio of net investment income to average net assets:
     Before expense reimbursement................................            9.34%***           8.47%              7.69%***
     After expense reimbursement.................................            9.52%***           8.62%              7.82%***
   Portfolio turnover rate.......................................              36%                73%                77%

   * Commencement of UBS Investment Funds Class was December 31, 1998.
  ** The net investment income per share data was determined by using average shares outstanding throughout the period.
 *** Annualized
 /1/ The ratio of net operating expenses to average net assets was 1.55%.

                See accompanying notes to financial statements.

               International Equity Fund -- Financial Highlights

--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                                                   July 31,1995/1/
                                                  December 31, 2000                 Year Ended June 30,                    Through
                                                                     -----------------------------------------------
UBS Investment Funds Class                           (Unaudited)        2000          1999        1998        1997    June 30, 1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period............      $  13.37       $   12.20      $  12.05    $  12.49    $  11.12    $  10.26
                                                      --------       ---------      --------    --------    --------    --------
Income (loss) from investment operations:
    Net investment income (loss)................         (0.01)              -/2/       0.05        0.08        0.11        0.12
    Net realized and unrealized gain (loss).....         (0.79)           1.33          0.27        0.30        1.93        1.45
                                                      --------       ---------      --------    --------    --------    --------
      Total income (loss) from
         investment operations..................         (0.80)           1.33          0.32        0.38        2.04        1.57
                                                      --------       ---------      --------    --------    --------    --------
Less distributions:
    Distributions from investment income........             -           (0.02)        (0.05)      (0.08)      (0.11)      (0.15)
    Distributions from net realized gain........         (0.77)          (0.14)        (0.12)      (0.74)      (0.56)      (0.56)
                                                      --------       ---------      --------    --------    --------    --------
      Total distributions.......................         (0.77)          (0.16)        (0.17)      (0.82)      (0.67)      (0.71)
                                                      --------       ---------      --------    --------    --------    --------
Net asset value, end of period..................      $  11.80       $   13.37      $  12.20    $  12.05    $  12.49    $  11.12
                                                      ========       =========      ========    ========    ========    ========

Total return (non-annualized)...................         (5.87)%         10.94%         2.78%       3.90%      19.32%      15.78%
Ratios/Supplemental data:
    Net assets, end of period (in 000s).........      $  4,840       $   5,819      $  6,739    $  5,310    $  7,797    $  1,262
    Ratio of expenses to average net assets:
     Before expense reimbursement
      and earnings credit.......................          1.88%/3/        1.84%         1.83%       1.84%       1.81%       2.04%/3/
     After expense reimbursement
      and earnings credit.......................          1.86%/3/         N/A           N/A         N/A         N/A        1.84%/3/
    Ratio of net investment income
     to average net assets:
     Before expense reimbursement
      and earnings credit.......................         (0.26)%/3/       0.05%         0.51%       0.68%       1.02%       0.83%/3/
     After expense reimbursement
      and earnings credit.......................         (0.24)%/3/        N/A           N/A         N/A         N/A        1.03%/3/
    Portfolio turnover rate.....................            31%             59%           74%         49%         25%         20%

   /1/  Commencement of UBS Investment Funds Class
   /2/ The net investment income per share data was determined by using average shares outstanding throughout the period.
   /3/  Annualized
    +   The ratio of net operating expenses to average net assets was 1.83%.
   ++   The ratio of net operating expenses to average net assets was 1.84%.

  N/A = Not Applicable

                See accompanying notes to financial statements.

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of thirteen series: Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund and International Equity Fund (formerly Global (Ex-U.S.) Equity Fund); (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The financial highlights of the Brinson Class I and the Brinson Class N are presented separately. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2000, therefore, no federal income tax provision was required.

F. Distributions to Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

             UBS Investment Funds - Notes To Financial Statements

--------------------------------------------------------------------------------

H. Earnings Credits: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the statements of operations.

I. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. With respect to Global Technology Fund, Global Biotech Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund and High Yield Fund, UBS Asset Management (New York), Inc. ( the "Sub-Advisor") is responsible for managing a portion of these Funds pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") with the Advisor. The Sub-Advisor receives 0.10% from the Funds under the Sub-Advisory Agreement for providing services to the Advisor.

The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the Global Technology Fund and Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within five years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the period ended December 31, 2000. Investment advisory fees and other transactions for the six months ended December 31, 2000, were as follows:


                                                                                         UBS
                                                                                      Investment
                                       Advisory   Brinson Class I  Brinson Class N    Funds Class      Advisory         Fees
Fund                                     Fee        Expense Cap      Expense Cap      Expense Cap        Fees         Deferred
-----                                  -------    ---------------  ---------------    -----------      --------       --------
Global Fund........................     0.80%          1.10%           1.35%             1.75%       $  899,931     $         -
Global Equity Fund.................     0.80           1.00            1.25              1.76           257,173          32,635
Global Technology Fund.............     1.40           1.55            1.80              2.55            13,574          22,680
Global Biotech Fund................     1.15           1.30            1.55              2.30             9,739          22,716
Global Bond Fund...................     0.75           0.90            1.15              1.39           144,951          55,348
U.S. Balanced Fund.................     0.70           0.80            1.05              1.30            41,450          30,957
U.S. Equity Fund...................     0.70           0.80            1.05              1.32           544,628         148,908
U.S. Large Cap Equity Fund.........     0.70           0.80            1.05              1.32            33,379          48,358
U.S. Large Cap Growth Fund.........     0.70           0.80            1.05              1.57            39,468          32,653
U.S. Small Cap Growth Fund.........     1.00           1.15            1.40              1.92           282,392          21,188
U.S. Bond Fund.....................     0.50           0.60            0.85              1.07           161,916          53,686
High Yield Fund....................     0.60           0.70            0.95              1.55           142,840          42,748
International Equity Fund..........     0.80           1.00            1.25              1.84         1,453,336               -

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 2000, were as follows:

Fund                                                                   Fees Paid
----                                                                   ---------
Global Fund......................................................       $2,292
Global Equity Fund...............................................        2,208
Global Technology Fund...........................................        1,840
Global Biotech Fund..............................................        1,840
Global Bond Fund.................................................        2,208
U.S. Balanced Fund...............................................        1,496
U.S. Equity Fund.................................................        5,520
U.S. Large Cap Equity Fund.......................................        2,024
U.S. Large Cap Growth Fund.......................................        1,834
U.S. Small Cap Growth Fund.......................................        1,919
U.S. Bond Fund...................................................        2,196
High Yield Fund..................................................        2,208
International Equity Fund........................................        4,232

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 25.39% of the Fund's net assets at December 31, 2000. Amounts relating to those investments at December 31, 2000 and for the six months then ended, were as follows:

                                                                                        Net         Change in
                                                                        Sales         Realized    Net Unrealized
Affiliates                                             Purchases       Proceeds      Gain/(Loss)    Gain/(Loss)        Value
----------                                            ------------   ------------   ------------   -------------    ------------
Brinson Small Capitalization Equity Fund..........    $  2,000,000   $  5,000,000   $  1,758,919    $ (1,176,080)   $  5,722,892
Brinson High Yield Fund...........................       1,500,000      5,800,000        235,957        (541,393)     11,397,954
Brinson Emerging Markets Equity Fund..............       3,500,000      3,500,000       (679,755)     (1,751,368)      7,512,046
Brinson Emerging Markets Debt Fund................               -      5,200,000      1,919,637      (1,337,748)      6,625,204
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund...........................     106,769,495     92,498,036              -               -      16,102,318

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at December 31, 2000 and for the six months ended December 31, 2000, were as follows:

                                                                                                                       % of
                                                                         Sales           Interest                       Net
Fund                                                    Purchases       Proceeds          Income        Value          Assets
----                                                   ------------   ------------       --------    -----------       ------
Global Fund........................................    $106,769,495   $ 92,498,036       $232,440    $16,102,318        8.63%
Global Equity Fund.................................      29,582,930     31,219,041         37,128        817,830        1.30
Global Bond Fund...................................      17,623,537     20,605,496         60,046      2,437,235        6.31
U.S. Balanced Fund.................................       5,591,402      5,503,947         38,079        711,147        5.99
U.S. Equity Fund...................................      54,211,837     53,771,871        102,663      1,289,380        0.90
U.S. Large Cap Equity Fund.........................       1,804,337      3,020,319         10,436              -           -
U.S. Small Cap Growth Fund.........................      18,380,796     19,717,751        154,453      1,166,686        2.32
U.S. Bond Fund.....................................      48,077,059     47,546,936         77,344        747,169        1.23
High Yield Fund....................................      56,875,953     59,466,373         87,484      7,594,776       16.43
International Equity Fund..........................     440,562,619    431,931,555        390,370    $13,760,421        4.22

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

3.    INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 2000, excluding short-term investments, were as follows:

                                                                     Sales
Fund                                                 Purchases      Proceeds
----                                               ------------   ------------
Global Fund.....................................   $ 96,655,700   $221,816,951
Global Equity Fund..............................     20,809,288     26,912,784
Global Technology Fund..........................      4,479,144      2,797,571
Global Biotech Fund.............................      2,955,415      1,986,625
Global Bond Fund................................     28,925,550     34,743,065
U.S. Balanced Fund..............................     10,233,231     11,129,760
U.S. Equity Fund................................     42,541,102     99,923,146
U.S. Large Cap Equity Fund......................      3,872,948     14,460,100
U.S. Large Cap Growth Fund......................      3,306,377      4,220,420
U.S. Small Cap Growth Fund......................     20,573,909     18,133,634
U.S. Bond Fund..................................     56,118,737     57,991,227
High Yield Fund.................................     15,615,741     21,545,023
International Equity Fund.......................    105,495,850    181,074,203

4.    FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the six months ended December 31, 2000, was the Funds' custodian.

5.    FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

             UBS Investment Funds -- Notes To Financial Statements

--------------------------------------------------------------------------------

6.       SECURITY LENDING
The Global Fund and International Equity Fund loaned securities to certain brokers, with the Funds' custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Global Fund receives cash and securities as collateral against the loaned securities. The International Equity Fund receives securities as collateral against the loaned securities. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are not reflected in the statement of assets and liabilities. The Funds' monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at December 31, 2000, were as follows:


                                       Value of Loaned        Value of
                                          Securities         Collateral
                                       ---------------    --------------
Global Fund............................ $39,001,601         $39,712,697
International Equity Fund..............  22,054,470          22,997,620

7.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, are as follows as a percentage of the average daily net assets of the UBS Investment Funds Class of each of the Funds:


                                                                    % of
Fund                                                             Net Assets
----                                                             ----------
Global Fund...................................................... 0.65%
Global Equity Fund............................................... 0.76
Global Technology Fund........................................... 1.00
Global Biotech Fund.............................................. 1.00
Global Bond Fund................................................. 0.49
U.S. Balanced Fund............................................... 0.50
U.S. Equity Fund................................................. 0.52
U.S. Large Cap Equity Fund....................................... 0.52
U.S. Large Cap Growth Fund....................................... 0.77
U.S. Small Cap Growth Fund....................................... 0.77
U.S. Bond Fund................................................... 0.47
High Yield Fund.................................................. 0.85
International Equity Fund........................................ 0.84

8.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.10% of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the six months ended December 31, 2000, were as follows:


                                       Average          Number of Days
Fund                                  Borrowings         Outstanding
----                                ------------        --------------
Global Fund......................... $10,550,000              8
High Yield Fund.....................   3,442,857             14
International Equity Fund...........   8,070,833             24

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposals described below were submitted to a vote of shareholders of the U.S. Small Cap Growth Fund, U.S. Large Cap Growth Fund, High Yield Fund, Global Biotech Fund and Global Technology Fund (each a "Fund" and collectively, the "Funds") of Brinson Funds (the "Trust") at a special meeting of shareholders held on December 7, 2000 ( the "Meeting").

The outcome of the votes were as follows:

Proposal No. 1--Approval of amendments to the Investment Advisory Agreement between the Trust, on behalf of the Funds, and Brinson Partners, Inc.


   Fund                                  For         Against       Abstain
   ----                                -------     -----------   -----------
   Global Technology Fund............   108,365         569        16,005
   Global Biotech Fund...............    72,684         370         4,768
   U.S. Large Cap Growth Fund........   279,056       1,129       128,366
   U.S. Small Cap Growth Fund........ 1,748,776       8,142        40,601
   High Yield Fund................... 2,879,036      18,106        30,664

Proposal No. 2--Approval of the Sub-Advisory Agreement between Brinson Partners Inc. and UBS Asset Management (New York), Inc. with respect to the Funds.


   Fund                                  For         Against       Abstain
   ----                                -------     -----------   -----------
   Global Technology Fund............   108,365         569        16,005
   Global Biotech Fund...............    72,684         370         4,768
   U.S. Large Cap Growth Fund........   279,352       1,129       128,070
   U.S. Small Cap Growth Fund........ 1,750,425       6,493        40,601
   High Yield Fund................... 2,879,512      18,106        30,188

Proposal No. 3a--Approval of the amendment of the Funds' investment restrictions regarding borrowing


   Fund                                  For         Against       Abstain
   ----                                -------     -----------   -----------
   Global Technology Fund............   105,474       1,460        18,005
   Global Biotech Fund...............    72,684         370         4,768
   U.S. Large Cap Growth Fund........   273,944       2,875       131,732
   U.S. Small Cap Growth Fund........ 1,659,818      10,706       126,994
   High Yield Fund................... 2,071,362      28,991       827,453

Proposal No. 3b--Approval of the amendment of the Funds' investment restrictions regarding underwriting


   Fund                                  For         Against       Abstain
   ----                                -------     -----------   -----------
   Global Technology Fund............   106,365         569        18,005
   Global Biotech Fund...............    72,684         370         4,768
   U.S. Large Cap Growth Fund........   275,690       1,129       131,732
   U.S. Small Cap Growth Fund........ 1,662,169       8,356       126,994
   High Yield Fund................... 2,086,400      13,953       827,453

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

Proposal No. 3c--Approval of the amendment of the Funds' investment restrictions regarding lending.

     Fund                                         For        Against    Abstain
     ----                                     ---------    ---------   --------
     Global Technology Fund.................    106,365         569      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    273,944       2,875     131,732
     U.S. Small Cap Growth Fund.............  1,662,169       8,356     126,994
     High Yield Fund........................  2,071,887      28,466     827,453



Proposal No. 3d--Approval of the amendment of the Funds' investment restrictions regarding investments in real estate,

     Fund                                         For        Against    Abstain
     ----                                     ---------    ---------   --------
     Global Technology Fund.................    105,474       1,460      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    275,690       1,129     131,732
     U.S. Small Cap Growth Fund.............  1,660,772       9,753     126,994
     High Yield Fund........................  2,086,400      13,953     827,453

Proposal No. 3e--Approval of the amendment of the Funds' investment restrictions regarding investments in commodities.

     Fund                                         For        Against    Abstain
     ----                                     ---------    ---------   --------
     Global Technology Fund.................    105,474       1,460      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    275,394       1,424     131,732
     U.S. Small Cap Growth Fund.............  1,660,474      10,014     127,031
     High Yield Fund........................  2,081,112      19,241     827,453

Proposal No. 3f--Approval of the amendment of the Funds' investment restrictions regarding issuing senior securities and short sales.

     Fund                                         For        Against    Abstain
     ----                                     ---------    ---------   --------
     Global Technology Fund.................    105,474       1,460      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    275,394       1,424     131,732
     U.S. Small Cap Growth Fund.............  1,660,474      10,014     126,994
     High Yield Fund........................  2,085,399      14,954     827,453

Proposal No. 3g--Approval of the amendment of the Funds' investment restrictions regarding concentration.

     Fund                                         For        Against    Abstain
     ----                                     ---------    ---------   --------
     U.S. Large Cap Growth Fund.............    275,394       1,424     131,732
     U.S. Small Cap Growth Fund.............  1,662,169       8,356     126,994
     High Yield Fund........................  2,069,874      30,479     827,453


Proposal No. 3h--Approval of the amendment of the Funds' investment restrictions regarding diversification.

     Fund                                         For       Against     Abstain
     ----                                     ---------    --------    --------
     U.S. Small Cap Growth Fund.............  1,662,169       8,356     126,994
     High Yield Fund........................  2,074,161      25,716     827,929

                        Special Meeting of Shareholders

--------------------------------------------------------------------------------

Proposal No. 4a--Approval of the elimination of the Funds' investment restrictions regarding purchasing securities on margin.

     Fund                                         For        Against    Abstain
     ----                                     -----------  ----------- ---------
     Global Technology Fund.................    105,474       1,460      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    276,523         296     131,732
     U.S. Small Cap Growth Fund.............  1,660,510      10,014     126,994
     High Yield Fund........................  2,039,508      14,954     873,344

Proposal No. 4b--Approval of the elimination of the Funds' investment restrictions regarding investing in other companies.

     Fund                                         For        Against    Abstain
     ----                                     -----------  ----------- ---------
     Global Technology Fund.................    106,365         569      18,005
     Global Biotech Fund....................     72,684         370       4,768
     U.S. Large Cap Growth Fund.............    276,523          --     132,028
     U.S. Small Cap Growth Fund.............  1,662,169       8,356     126,994
     High Yield Fund........................  2,085,924      13,953     827,929

Proposal No. 4c--Approval of the elimination of the Funds' investment restrictions regarding investing in oil, gas and minerals.

     Fund                                         For        Against    Abstain
     ----                                     -----------  ----------- ---------
     U.S. Large Cap Growth Fund.............    276,523          --     132,028
     U.S. Small Cap Growth Fund.............  1,662,331       8,194     126,994
     High Yield Fund........................  2,085,924      13,953     827,929

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                               Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[LOGO] UBS
       Investment Funds

P.O. Box 2798, Boston, Massachusetts 02208-9915 . Tel: (800) 794-7753